    As filed with the Securities and Exchange Commission on April 21, 2006


                                                             File Nos. 333-59868
                                                                       811-07060

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                                                                             [ ]

                        Post-Effective Amendment No. 12

                                                                             [x]
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 102

                                                                             [x]
                        (Check Appropriate Box or Boxes)


                MetLife Investors Variable Annuity Account Five
                           (Exact Name of Registrant)



               MetLife Investors Insurance Company of California
                5 Park Plaza, Suite 1900 Irvine, California 92614
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code
                                 (800) 989-3752


                    (Name and Address of Agent for Service)
                               Richard C. Pearson
                            Executive Vice President
               MetLife Investors Insurance Company of California

                          c/o 5 Park Plaza, Suite 1900
                                Irvine, CA 92614

                                 (949) 223-5680

                                   COPIES TO:

                                W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590

                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[x]    on May 1, 2006 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Individual Variable Annuity Contracts

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                         SUPPLEMENT DATED JUNE 9, 2006
                       TO PROSPECTUSES DATED MAY 1, 2006

This supplement describes the Lifetime Withdrawal Guarantee, a new version of the Guaranteed Withdrawal Benefit, which may be added by rider in states where approved to Series/Class C variable annuity contracts issued by MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, and MetLife Investors Insurance Company of California ("we," "us," or "our"). This supplement provides information in addition to that contained in the prospectus dated May 1, 2006 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1.  FEE TABLES AND EXAMPLES

In the "Periodic Fees and Expenses Table" in the "FEE TABLES AND EXAMPLES" section of the prospectus, change the heading "Guaranteed Withdrawal Benefit and Enhanced Guaranteed Withdrawal Benefit Rider Charge" to "Guaranteed Withdrawal Benefit, Enhanced Guaranteed Withdrawal Benefit and Lifetime Withdrawal Guarantee Rider Charge" and add the following:



             Lifetime Withdrawal        0.50% of the Total
             Guarantee (Single Life     Guaranteed Withdrawal
             version) Prior to          Amount (Note 5)
             Automatic Annual Step-Up

             Lifetime Withdrawal        0.95% of the Total
             Guarantee (Single Life     Guaranteed Withdrawal
             version) Upon Automatic    Amount (Note 5)
             Annual Step-Up (maximum)

             Lifetime Withdrawal        0.70% of the Total
             Guarantee (Joint Life      Guaranteed Withdrawal
             version) Prior to          Amount (Note 5)
             Automatic Annual Step-Up

             Lifetime Withdrawal        1.40% of the Total
             Guarantee (Joint Life      Guaranteed Withdrawal
             version) Upon Automatic    Amount (Note 5)
             Annual Step-Up (maximum)



Note 5. See "Living Benefits -- Guaranteed Withdrawal Benefit" for a definition of the term Total Guaranteed Withdrawal Amount.

2.  THE ANNUITY CONTRACT

In "THE ANNUITY CONTRACT" section of the prospectus, replace the last sentence of the fourth paragraph with the following:

   Furthermore, prior to its termination, the Guaranteed Principal Option of the Guaranteed Minimum Income Benefit Plus rider offers the option, after a 10-year waiting period, to increase your account value to your initial purchase payment, less reductions for any withdrawals (see "Annuity Payments (The Income Phase) -- Guaranteed Minimum Income Benefit"), and, prior to its termination, the Lifetime Withdrawal Guarantee rider offers the option, after a 15-year waiting period, to cancel the rider and increase your account value to your initial purchase payment, less reductions for any withdrawals (see "Living Benefits -- Guaranteed Withdrawal Benefit").



                                                                      SUPP-CLWG

3.  PURCHASE

In the "Allocation of Purchase Payments" section of the "PURCHASE" section of the prospectus, add the following after the fourth paragraph:

   If you choose the Lifetime Withdrawal Guarantee rider, we will require you to allocate your purchase payments and account value among the fixed account, the Black Rock Money Market Portfolio, and/or the MetLife Asset Allocation Program portfolios until the rider terminates. The MetLife Aggressive Strategy Portfolio is not available for this purpose.

4.  INVESTMENT OPTIONS

In the "Transfers -- General" section of the "INVESTMENT OPTIONS" section of the prospectus, add the following after the seventh bullet point:

  . If you have elected to add the Lifetime Withdrawal Guarantee rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Living Benefits -- Description of the Lifetime Withdrawal Guarantee -- Investment Allocation Restrictions."

5.  EXPENSES

Replace the "Guaranteed Withdrawal Benefit -- Rider Charge" section of the "EXPENSES" section of the prospectus with the following:

 GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE

   We offer an optional Guaranteed Withdrawal Benefit ("GWB") that you can select when you purchase the contract. There are three different versions of the GWB under this contract (a maximum of two of which are available in your state): GWB I, Enhanced GWB, and Lifetime Withdrawal Guarantee. If you elect a GWB rider, a charge is deducted from your account value on each contract anniversary. The charge for the GWB I or Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Description of Guaranteed Withdrawal Benefit I") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. The charge for the Lifetime Withdrawal Guarantee rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Description of Lifetime Withdrawal Guarantee") on the applicable contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.

   The GWB rider charge is deducted from your account value pro rata from each investment portfolio and the fixed account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Enhanced GWB or Lifetime Withdrawal Guarantee rider is cancelled following an eligible contract anniversary pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the contract anniversary to the date the cancellation takes effect.

   If you elect an Optional Reset on the 5th contract anniversary under the GWB I rider or on the 3rd contract anniversary under the Enhanced GWB rider, or thereafter as permitted, we may increase the rider charge to the GWB I/Enhanced GWB rider charge applicable to current contract purchases at the time of the reset, but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the rider charge to the Lifetime Withdrawal Guarantee charge applicable to current contract purchases at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

   If the GWB I rider is in effect, the rider charge will continue even if your Benefit Base equals zero. If the Enhanced GWB rider is in effect, the rider charge will not continue if your Benefit Base equals zero. If the Lifetime Withdrawal Guarantee rider is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount equals zero.

6.  LIVING BENEFITS

In the "Guaranteed Withdrawal Benefit" section of the "LIVING BENEFITS" section of the prospectus, replace all of the text up to the heading "Description of Guaranteed Withdrawal Benefit I" with the following:

 GUARANTEED WITHDRAWAL BENEFIT

   We offer an optional Guaranteed Withdrawal Benefit ("GWB") for an additional charge. There are three versions of the GWB under this contract:

     .   Guaranteed Withdrawal Benefit I ("GWB I")

     .   Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")

     .   Lifetime Withdrawal Guarantee

If you purchase the GWB, you must elect one version at the time you purchase the contract, prior to age 86. A MAXIMUM OF TWO VERSIONS OF THE GWB ARE OFFERED IN ANY PARTICULAR STATE. All three versions of the GWB are described below; however, GWB I is only offered in states where Enhanced GWB has not yet been approved. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and a GMIB or GMAB rider in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below in the description of each version of the GWB.

Each version of the GWB rider guarantees that the entire amount of purchase payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider is elected), even after the entire amount of purchase payments has been returned. (See "Description of Lifetime Withdrawal Guarantee" below.)

THE GWB GUARANTEE MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) under the GWB I and Enhanced GWB riders, and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee rider, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of Lifetime Withdrawal Guarantee -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals.

IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR LIFETIME WITHDRAWAL GUARANTEE). THIS REDUCTION MAY BE SIGNIFICANT. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR LIFETIME WITHDRAWAL GUARANTEE) UNTIL TERMINATION OF THE CONTRACT.

     . IF THE GWB I OR ENHANCED GWB RIDER IS IN EFFECT, THE GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS.

     . IF THE LIFETIME WITHDRAWAL GUARANTEE RIDER IS IN EFFECT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS THAT DO NOT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR. WITHDRAWALS THAT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR WILL DECREASE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT.

IF THE GWB I OR LIFETIME WITHDRAWAL GUARANTEE RIDER IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE GWB RIDER CHARGE EVEN IN THE CASE WHERE YOUR BENEFIT BASE (FOR GWB I), AS DESCRIBED BELOW, OR REMAINING GUARANTEED WITHDRAWAL AMOUNT (FOR LIFETIME WITHDRAWAL GUARANTEE), AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE ENHANCED GWB RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE EQUALS ZERO.

The tax treatment of withdrawals under the GWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining Benefit Base (Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the account value. This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax advisor prior to purchase.

Add the following after the "Description of the Enhanced Guaranteed Withdrawal Benefit" section of the "LIVING BENEFITS" section:

 DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE

   In states where approved, we offer the Lifetime Withdrawal Guarantee rider. The Lifetime Withdrawal Guarantee rider is an optional rider that may be elected instead of the GWB I rider or Enhanced GWB rider. You should carefully consider which version of the GWB may be best for you. Here are some of the differences between the Lifetime Withdrawal Guarantee rider and the GWB I and Enhanced GWB riders:

     . Guaranteed Payments for Life. So long as you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees that we will make payments to you over your lifetime (and the life of your spouse, if the Joint Life version of the rider is elected), even after the entire amount of purchase payments has been returned.

     . Automatic Annual Step-Ups. In contrast to the GWB I rider, which offers an optional reset beginning with the 5th contract anniversary prior to the owner's 86th birthday, and the Enhanced GWB rider, which offers an optional reset beginning with the 3rd contract anniversary prior to the owner's 86th birthday, the Lifetime Withdrawal Guarantee provides automatic resets on each contract anniversary prior to the owner's 86th birthday (and offers the owner the ability to opt out of the resets).

     . Withdrawal Rates. The Lifetime Withdrawal Guarantee rider uses a 5% Withdrawal Rate to determine the Annual Benefit Payment. The GWB I and Enhanced GWB riders use a 7% Withdrawal Rate to determine the Annual Benefit Payment.

     . Cancellation. The Lifetime Withdrawal Guarantee rider also provides the ability to cancel the rider every five contract years for the first 15 contract years and annually thereafter. The Enhanced GWB rider offers only one opportunity to cancel the rider (on the fifth contract anniversary), and the GWB I rider does not offer the ability to cancel the rider.

     . The Lifetime Withdrawal Guarantee rider also offers favorable treatment of required minimum distribution withdrawals when compared to the GWB I rider.

     . Investment Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and certain investment portfolios (as described below).

TOTAL GUARANTEED WITHDRAWAL AMOUNT. The Total Guaranteed Withdrawal Amount is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount is increased by additional purchase payments (up to a maximum of $5,000,000). Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. If, however, a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Total Guaranteed Withdrawal Amount before the withdrawal).

5% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, the Total Guaranteed Withdrawal Amount is increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). The Total Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount guaranteed to be received over time. The Remaining Guaranteed Withdrawal Amount is increased by additional purchase payments (up to a maximum of $5,000,000), and decreased by the amount of each withdrawal regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. If a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount).

  . If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your account value declines to zero.

  .   If you take your first withdrawal on or after the date you reach age
      59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if you have elected the Joint Life version of the Lifetime Withdrawal Guarantee rider), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero.

You should carefully consider when to begin taking withdrawals if you have elected the Lifetime Withdrawal Guarantee. If you begin taking withdrawals too soon, you may limit the value of the Lifetime Withdrawal Guarantee. For example, your Total Guaranteed Withdrawal Amount is no longer increased by the 5% Compounding Income Amount once you make your first withdrawal. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. This may provide higher income amounts and/or different tax treatment than the payments received under the Lifetime Withdrawal Guarantee rider.

ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the Total Guaranteed Withdrawal Amount immediately prior to the first withdrawal multiplied by the 5% Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 5% Compounding Income Amount, the Automatic Annual Step-Up, or withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate.

It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment, the Total

Guaranteed Withdrawal Amount will be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. These reductions in the Total Guaranteed Withdrawal Amount and Annual Benefit Payment may be significant.

You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Remaining Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year.

AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).

The Automatic Annual Step-Up will:

  . reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the Step-Up, up to a maximum of $5,000,000.

  . reset the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up, and

  . reset the Lifetime Withdrawal Guarantee rider charge to the charge applicable to contract purchases at the time of the Step-Up, up to a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version).

In the event that the charge applicable to contract purchases at the time of the Step-Up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.

REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:

 (1)MetLife Defensive Strategy Portfolio

 (2)MetLife Moderate Strategy Portfolio

 (3)MetLife Balanced Strategy Portfolio

 (4)MetLife Growth Strategy Portfolio

 (5)BlackRock Money Market Portfolio

JOINT LIFE VERSION. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available for a charge of 0.70% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.40%). Like the Single Life version of the Lifetime Withdrawal Guarantee rider, the Joint Life version must be elected at the time you purchase the contract, and the owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age
59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life.

CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the eligible contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate, we will no longer deduct the Lifetime Withdrawal Guarantee rider charge, and the investment allocation restrictions described above will no longer apply. The variable annuity contract, however, will continue.

If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth contract anniversary or any eligible contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:

      (a)is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken; and

      (b)is the account value on the contract anniversary immediately preceding cancellation.

The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.

Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee may not be appropriate for you if you intend to make additional purchase payments after the 120 day period and are purchasing the Lifetime Withdrawal Guarantee for its Guaranteed Principal Adjustment feature.

TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE RIDER. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of:

 (1)the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed);

 (2)the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);

 (3)the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value;

 (4)death of the owner or oldest joint owner, except where the beneficiary or joint owner is the spouse and the spouse elects to continue the contract under the spousal continuation provisions of the contract;

 (5)change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), unless we agree otherwise;

 (6)the effective date of the cancellation of the rider; or

 (7)termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death).

Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted and the Lifetime Withdrawal Guarantee investment allocation restrictions will no longer apply.

ADDITIONAL INFORMATION. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your contract. An additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider which will be equal to total purchase payments less any partial withdrawals. If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each contract year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.

If the owner or joint owner should die while the Lifetime Withdrawal Guarantee rider is in effect, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit instead of the applicable contractual death benefit (the standard death benefit, the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above, or the Annual Step-Up death benefit or Compounded-Plus death benefit, if those benefits had been purchased by the owner(s)). Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. If the beneficiary elects to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing.

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code and nonqualified contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the Lifetime Withdrawal Guarantee rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.

(See Appendix D (Appendix E for contracts issued by MetLife Investors Insurance Company of California) for examples of the GWB riders.)

7.  APPENDIX -- GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

Add the following at the end of APPENDIX D (APPENDIX E for contracts issued by MetLife Investors Insurance Company of California):

 J. Lifetime Withdrawal Guarantee

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

   Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

   Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the account value is reduced to zero.

   If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero.

   2. When Withdrawals Do Exceed the Annual Benefit Payment

   Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).

   Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% X $65,000 = $3,250.

                                    [CHART]

   Annual                                                      Guaranteed
   Benefit      Cumulative      Account                        Withdrawal
   Payment      Withdrawals      Value            RBB            Amount
  ---------    -------------  -----------      ----------     ------------
    $5,000       $  5,000      $100,000       $100,000        $100,000
     5,000         10,000        90,250         95,000         100,000
     5,000         15,000        80,987.5       90,000         100,000
     5,000         20,000        72,188.13      85,000         100,000
     5,000         25,000        63,828.72      80,000         100,000
     5,000         30,000        55,887.28      75,000         100,000
     5,000         35,000        48,342.92      70,000         100,000
     5,000         40,000        41,175.77      65,000         100,000
     5,000         45,000        34,366.98      60,000         100,000
     5,000         50,000        27,898.63      55,000         100,000
     5,000         55,000        21,753.7       50,000         100,000
     5,000         60,000        15,916.02      45,000         100,000
     5,000         65,000        10,370.22      40,000         100,000
     5,000         70,000         5,101.706     35,000         100,000
     5,000         75,000            96.62093   30,000         100,000
     5,000         80,000             0              0         100,000
     5,000         85,000             0              0         100,000
     5,000         90,000             0              0         100,000
     5,000         95,000             0              0         100,000
     5,000        100,000             0              0         100,000



 K. Lifetime Withdrawal Guarantee -- 5% Compounding Income Amount

   Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 X 5%).

   The Total Guaranteed Withdrawal Amount will increase by 5% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

   If the first withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 X 5%).

   If the first withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 X 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 X 5%).

   If the first withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 X 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 X 5%).

   If the first withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 X 5%).

                                    [CHART]

Annual
Benefit                 Account        Benefit
Payment    Cum With      Value          Base
-------    --------    ----------      -------
  7350       7350      100000          105000
  7350      14700       73000           97650
  7350      22050       52750           90300
  7350      29400       37562.5         82950
  7350      36750       26171.88        75600
  7350      44100       17628.91        68250
  7350      51450       11221.68        60900
  7350      58800        6416.26        53550
  7350      66150        2812.195       46200
  7350      73500         109.1461      38850
  7350      80850           0           31500
  7350      88200           0           24150
  7350      95550           0           16800
  7350     102900           0            9450
  2100     105000           0            2100
     0                                      0


 L. Lifetime Withdrawal Guarantee -- Automatic Annual Step-Ups and 5% Compounding Income Amount (No Withdrawals)

   Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

   At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 X 5%).

   At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 X 5%).

   Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $168,852. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 X 5%).

   At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the account value is less than $189,000. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal

   Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 X 5%).

                                    [GRAPHIC]



       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE



         Distributor:
         MetLife Investors Distribution Company Telephone: 800-343-8496
         5 Park Plaza, Suite 1900
         Irvine, CA 92614

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2006
                       TO PROSPECTUSES DATED MAY 1, 2006

This supplements the prospectuses, dated May 1, 2006, for the Class C and Series C products issued by MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, MetLife Investors USA Insurance Company, and First MetLife Investors Insurance Company (the "Companies").

Effective as of March 19, 2002 (October 31, 2002, for First MetLife Investors Insurance Company), the Companies suspended any allocations and/or transfers to the Fixed Account under the Class C and Series C Contracts during the accumulation phase. This suspension is based on the authority granted to the Companies under the terms of the Contracts and on the fact that the interest rate currently credited on account values allocated or transferred to the Fixed Account equals the minimum guaranteed interest rate. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers" in the Prospectuses, and your Contract.) This suspension will terminate at the discretion of the Companies or at such time as the Companies declare an interest rate to be credited on allocations and transfers to the Fixed Account in excess of the minimum guaranteed rate.

                                                                 Class/Series C
                                                                     SUPP-FXC06

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                      ISSUED BY

                              METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

                                                                            AND

                                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                                                                        CLASS C


                                                                    MAY 1, 2006


       This prospectus describes the flexible premium deferred variable annuity contract offered by MetLife Investors Insurance Company of California (MetLife Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.


  The annuity contract has 32 investment choices -- a fixed account that offers an interest rate guaranteed by us, and 31 investment portfolios listed below.
     You can put your money in the fixed account and/or any of these investment portfolios.


MET INVESTORS SERIES TRUST (CLASS B):


   Met/AIM Small Cap Growth Portfolio
   Goldman Sachs Mid-Cap Value Portfolio
   Harris Oakmark International Portfolio
   Janus Aggressive Growth Portfolio

   Lazard Mid-Cap Portfolio


    (formerly Met/AIM Mid Cap Core Equity Portfolio)

   Legg Mason Value Equity Portfolio

   Loomis Sayles Global Markets Portfolio

   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio

   MFS(R) Emerging Markets Equity Portfolio

   MFS(R) Research International Portfolio
   Neuberger Berman Real Estate Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio

   RCM Global Technology Portfolio

   T. Rowe Price Mid-Cap Growth Portfolio
   Third Avenue Small Cap Value Portfolio
   Turner Mid-Cap Growth Portfolio
   Van Kampen Comstock Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED):
   BlackRock Money Market Portfolio
   Davis Venture Value Portfolio (Class E)
   Harris Oakmark Focused Value Portfolio
   Jennison Growth Portfolio
   MetLife Stock Index Portfolio

   Western Asset Management U.S. Government Portfolio


    (formerly Salomon Brothers U.S. Government Portfolio)



MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

   MetLife Defensive Strategy Portfolio
   MetLife Moderate Strategy Portfolio
   MetLife Balanced Strategy Portfolio
   MetLife Growth Strategy Portfolio
   MetLife Aggressive Strategy Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.

To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2006. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 49 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.


The contracts:
..   are not bank deposits
..   are not FDIC insured
..   are not insured by any federal government agency
..   are not guaranteed by any bank or credit union
..   may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


May 1, 2006

                             TABLE OF CONTENTS PAGE


             INDEX OF SPECIAL TERMS............................  4

             HIGHLIGHTS........................................  5

             FEE TABLES AND EXAMPLES...........................  6

             1. THE ANNUITY CONTRACT........................... 11
                Market Timing.................................. 11

             2. PURCHASE....................................... 12
                Purchase Payments.............................. 12
                Termination for Low Account Value.............. 12
                Allocation of Purchase Payments................ 12
                Free Look...................................... 13
                Accumulation Units............................. 13
                Account Value.................................. 13
                Replacement of Contracts....................... 13

             3. INVESTMENT OPTIONS............................. 14
                Transfers...................................... 15
                Dollar Cost Averaging Program (DCA)............ 18
                Automatic Rebalancing Program.................. 18
                Description of the MetLife Asset Allocation
                 Program....................................... 19
                Voting Rights.................................. 20
                Substitution of Investment Options............. 20

             4. EXPENSES....................................... 20
                Product Charges................................ 20
                Account Fee.................................... 20
                Guaranteed Minimum Income Benefit -- Rider
                 Charge........................................ 21
                Guaranteed Withdrawal Benefit -- Rider Charge.. 21
                Guaranteed Minimum Accumulation Benefit --
                 Rider Charge.................................. 22
                Withdrawal Charge.............................. 22
                Premium and Other Taxes........................ 22
                Transfer Fee................................... 22
                Income Taxes................................... 22
                Investment Portfolio Expenses.................. 22

             5. ANNUITY PAYMENTS
                (THE INCOME PHASE)............................. 22
                Annuity Date................................... 22
                Annuity Payments............................... 22
                Annuity Options................................ 23
                Guaranteed Minimum Income Benefit.............. 24
                Description of GMIB II......................... 24
                Description of GMIB Plus....................... 26
                GMIB, Qualified Contracts and Decedent
                 Contracts..................................... 27

             6. ACCESS TO YOUR MONEY........................... 28
                Systematic Withdrawal Program.................. 28


                                      PAGE


               Suspension of Payments or Transfers.............  29

            7. LIVING BENEFITS.................................  29
               Guaranteed Withdrawal Benefit...................  29
               Guaranteed Minimum Accumulation Benefit.........  33

            8. PERFORMANCE.....................................  35

            9. DEATH BENEFIT...................................  36
               Upon Your Death.................................  36
               Standard Death Benefit -- Principal Protection..  36
               Optional Death Benefit -- Annual Step-Up........  36
               Optional Death Benefit -- Compounded-Plus.......  37
               Additional Death Benefit -- Earnings
                Preservation Benefit...........................  37
               General Death Benefit Provisions................  38
               Spousal Continuation............................  38
               Death of the Annuitant..........................  39
               Controlled Payout...............................  39

            10. FEDERAL INCOME TAX STATUS......................  39
               Taxation of Non-Qualified Contracts.............  39
               Taxation of Qualified Contracts.................  41
               Foreign Tax Credits.............................  44
               Possible Tax Law Changes........................  44

            11. OTHER INFORMATION..............................  44
               MetLife Investors...............................  44
               The Separate Account............................  45
               Distributor.....................................  45
               Selling Firms...................................  45
               Requests and Elections..........................  47
               Ownership.......................................  48
               Legal Proceedings...............................  48
               Financial Statements............................  49

            TABLE OF CONTENTS OF THE STATEMENT OF
            ADDITIONAL INFORMATION.............................  49

            APPENDIX A......................................... A-1
               Condensed Financial Information................. A-1

            APPENDIX B......................................... B-1
               Participating Investment Portfolios............. B-1

            APPENDIX C......................................... C-1
               Description of GMIB I........................... C-1

            APPENDIX D......................................... D-1
               Guaranteed Minimum Income Benefit Examples...... D-1

            APPENDIX E......................................... E-1
               Guaranteed Withdrawal Benefit Examples.......... E-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                         PAGE.
                  Account Value........................... 13
                  Accumulation Phase...................... 11
                  Accumulation Unit....................... 13
                  Annual Benefit Payment.................. 30
                  Annuitant............................... 48
                  Annuity Date............................ 22
                  Annuity Options......................... 23
                  Annuity Payments........................ 22
                  Annuity Units........................... 23
                  Beneficiary............................. 48
                  Benefit Base............................ 30
                  Business Day............................ 12
                  Fixed Account........................... 11
                  Guaranteed Accumulation Amount.......... 34
                  Guaranteed Principal Option............. 26
                  Guaranteed Withdrawal Amount............ 31
                  GWB Withdrawal Rate..................... 30


               Income Base................... 25 and Appendix C-1


                  Income Phase............................ 11
                  Investment Portfolios................... 14
                  Joint Owners............................ 48
                  Owner................................... 48
                  Purchase Payment........................ 12
                  Separate Account........................ 45

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit ("GMIB"), a guaranteed withdrawal benefit ("GWB"), or the guaranteed minimum accumulation benefit ("GMAB").



The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we do not assess a withdrawal charge. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract or elect a GMIB (see "Annuity Payments (The Income Phase) --Guaranteed Minimum Income Benefit").


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

FREE LOOK. You may cancel the contract within 10 days after receiving it (30 days for seniors age 60 or older). You will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral.

INQUIRIES. If you need more information, please contact our Annuity Service Center at:

                    MetLife Investors Distribution Company
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.

Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE

                  WITHDRAWAL CHARGE     None
                  TRANSFER FEE (Note 1) $0 (First 12 per year)
                                        $25 (Thereafter)

--------------------------------------------------------------------------------
Note 1. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.
--------------------------------------------------------------------------------

            PERIODIC FEES AND EXPENSES TABLE*

            ACCOUNT FEE (Note 1)                $30

            GUARANTEED MINIMUM
            INCOME BENEFIT (GMIB PLUS
            AND GMIB II) RIDER CHARGES

               GMIB Plus                        0.75% of Income
                                                Base (Note 2)

               GMIB Plus Upon Optional          1.50% of the Income
               Reset (maximum)                  Base (Note 2)

               GMIB II                          0.50% of the Income
                                                Base (Note 2)

            GUARANTEED WITHDRAWAL
            BENEFIT AND ENHANCED
            GUARANTEED WITHDRAWAL
            BENEFIT RIDER CHARGE

               Guaranteed Withdrawal            0.50% of the
               Benefit and Enhanced             Guaranteed
               Guaranteed Withdrawal            Withdrawal Amount
               Benefit Rider Charge Prior to    (Note 3)
               Optional Reset


                  Guaranteed Withdrawal        0.95% of the
                  Benefit and Enhanced         Guaranteed
                  Guaranteed Withdrawal        Withdrawal Amount
                  Benefit Rider Charge Upon    (Note 3)
                  Optional Reset (maximum)

               GUARANTEED MINIMUM              0.75% of the
               ACCUMULATION BENEFIT RIDER      Guaranteed
               CHARGE                          Accumulation
                                               Amount (Note 4)

--------------------------------------------------------------------------------
Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. See "Annuity Payments (The Income Phase) --Guaranteed Minimum Income Benefit" for a definition of the term Income Base.


Note 3. See "Living Benefits -- Guaranteed Withdrawal Benefit" for a definition of the term Guaranteed Withdrawal Amount.



Note 4. See "Living Benefits -- Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.


*Certain fees and expenses for contracts issued before May 1, 2005, are different. Certain fees and expenses may not apply during the income phase of the contract. (See "Expenses.")

SEPARATE ACCOUNT ANNUAL EXPENSES
(referred to as Separate Account Product Charges) (as a percentage of average account value in the Separate Account)

               Mortality and Expense Charge                 1.50%
               Administration Charge                        0.25%
                                                            -----
               Total Separate Account Annual Expenses       1.75%

               Death Benefit Rider Charges (Optional)
               (as a percentage of average account value in
               the Separate Account)
               Optional Death Benefit -- Annual Step-Up     0.20%
               Optional Death Benefit -- Compounded-Plus    0.35%
               Additional Death Benefit -- Earnings
                 Preservation Benefit                       0.25%

--------------------------------------------------------------------------------

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.
--------------------------------------------------------------------------------


                Total Annual Portfolio Expenses  Minimum Maximum
                (expenses that are deducted from   0.54%   4.54%
                investment portfolio assets,
                including management fees,
                12b-1/service fees, and other
                expenses)



--------------------------------------------------------------------------------
FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.


                                                                                                      NET
                                                                               TOTAL   CONTRACTUAL   TOTAL
                                                         12B-1/               ANNUAL     EXPENSE    ANNUAL
                                              MANAGEMENT SERVICE    OTHER    PORTFOLIO   SUBSIDY   PORTFOLIO
                                                 FEES     FEES   EXPENSES(1) EXPENSES  OR DEFERRAL EXPENSES
------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
 Met/AIM Small Cap Growth Portfolio(1)          0.90%     0.25%     0.11%      1.26%      0.00%      1.26%
 Goldman Sachs Mid-Cap Value Portfolio          0.73%     0.25%     0.05%      1.03%      0.00%      1.03%
 Harris Oakmark International Portfolio         0.82%     0.25%     0.13%      1.20%      0.00%      1.20%
 Janus Aggressive Growth Portfolio              0.67%     0.25%     0.05%      0.97%      0.00%      0.97%
 Lazard Mid-Cap Portfolio(6)                    0.70%     0.25%     0.09%      1.04%      0.00%      1.04%
 Legg Mason Value Equity Portfolio(2)           0.70%     0.25%     3.59%      4.54%      3.49%      1.05%
 Loomis Sayles Global Markets Portfolio(3)      0.70%     0.25%     0.20%      1.15%      0.00%      1.15%
 Lord Abbett Bond Debenture Portfolio           0.51%     0.25%     0.05%      0.81%      0.00%      0.81%
 Lord Abbett Growth and Income Portfolio(7)     0.50%     0.25%     0.04%      0.79%      0.00%      0.79%
 MFS(R) Emerging Markets Equity Portfolio(3)    1.05%     0.25%     0.25%      1.55%      0.00%      1.55%
 MFS(R) Research International Portfolio(1)     0.74%     0.25%     0.23%      1.22%      0.00%      1.22%
 Neuberger Berman Real Estate Portfolio         0.67%     0.25%     0.03%      0.95%      0.00%      0.95%
 Oppenheimer Capital Appreciation
 Portfolio(1)                                   0.59%     0.25%     0.10%      0.94%      0.00%      0.94%
 PIMCO Inflation Protected Bond Portfolio       0.50%     0.25%     0.05%      0.80%      0.00%      0.80%
 PIMCO Total Return Portfolio(1)                0.50%     0.25%     0.07%      0.82%      0.00%      0.82%
 RCM Global Technology Portfolio(1)(4)          0.92%     0.25%     0.27%      1.44%      0.00%      1.44%
 T. Rowe Price Mid-Cap Growth Portfolio         0.75%     0.25%     0.07%      1.07%      0.00%      1.07%
 Third Avenue Small Cap Value Portfolio         0.75%     0.25%     0.05%      1.05%      0.00%      1.05%
 Turner Mid-Cap Growth Portfolio                0.80%     0.25%     0.11%      1.16%      0.00%      1.16%
 Van Kampen Comstock Portfolio(2)               0.63%     0.25%     0.05%      0.93%      0.00%      0.93%
METROPOLITAN SERIES FUND, INC.
 BlackRock Money Market Portfolio               0.35%     0.25%     0.07%      0.67%      0.01%      0.66%
 Davis Venture Value Portfolio                  0.72%     0.15%     0.04%      0.91%      0.00%      0.91%
 Harris Oakmark Focused Value Portfolio         0.73%     0.25%     0.04%      1.02%      0.00%      1.02%
 Jennison Growth Portfolio                      0.64%     0.25%     0.05%      0.94%      0.00%      0.94%
 MetLife Stock Index Portfolio                  0.25%     0.25%     0.04%      0.54%      0.01%      0.53%
 Western Asset Management U.S. Government
 Portfolio                                      0.54%     0.25%     0.07%      0.86%      0.00%      0.86%

--------------------------------------------------------------------------------

                                                                                                           NET TOTAL
                                                                                                            ANNUAL
                                                                                                           PORTFOLIO
                                                                                                  NET      EXPENSES
                                                                           TOTAL   CONTRACTUAL   TOTAL     INCLUDING
                                                     12B-1/               ANNUAL     EXPENSE    ANNUAL    EXPENSES OF
                                          MANAGEMENT SERVICE    OTHER    PORTFOLIO   SUBSIDY   PORTFOLIO  UNDERLYING
                                             FEES     FEES   EXPENSES(1) EXPENSES  OR DEFERRAL EXPENSES  PORTFOLIOS(5)
----------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET
 ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio(5)     0.10%    0.25%     0.05%      0.40%      0.05%      0.35%       0.99%
 MetLife Moderate Strategy Portfolio(5)      0.09%    0.25%     0.01%      0.35%      0.00%      0.35%       1.01%
 MetLife Balanced Strategy Portfolio(5)      0.06%    0.25%     0.01%      0.32%      0.00%      0.32%       1.02%
 MetLife Growth Strategy Portfolio(5)        0.07%    0.25%     0.01%      0.33%      0.00%      0.33%       1.07%
 MetLife Aggressive Strategy
 Portfolio(5)                                0.10%    0.25%     0.02%      0.37%      0.02%      0.35%       1.12%

--------------------------------------------------------------------------------

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2006, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2007 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2005.



(1) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are: 0.04% for the Met/AIM Small Cap Growth Portfolio; 0.05% for the MFS(R) Research International Portfolio; 0.05% for the Oppenheimer Capital Appreciation Portfolio; 0.01% for the PIMCO Total Return Portfolio; and 0.14% for the RCM Global Technology Portfolio.





(2) Total Annual Portfolio Expenses for the Legg Mason Value Equity Portfolio and the Van Kampen Comstock Portfolio are annualized based on the months the portfolios were in operation in 2005. The Legg Mason Value Equity Portfolio commenced operations on November 1, 2005. The Van Kampen Comstock Portfolio commenced operations on May 1, 2005.



(3) Portfolio expenses for this investment portfolio are estimated for the year ended December 31, 2006.



(4) Due to brokerage commission recaptures not shown in the table, actual net total annual portfolio expenses for the RCM Global Technology Portfolio were 1.35% for the year ended December 31, 2005.



(5) Management fees have been restated to reflect a new fee schedule that became effective on May 1, 2005. Because the MetLife Asset Allocation Program portfolios (the "Portfolios") invest in other underlying portfolios, each Portfolio also will bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios (after any applicable expense limitations) as of December 31, 2005 were: 0.64% for the MetLife Defensive Strategy Portfolio; 0.66% for the MetLife Moderate Strategy Portfolio; 0.70% for the MetLife Balanced Strategy Portfolio; 0.74% for the MetLife Growth Strategy Portfolio; and 0.77% for the MetLife Aggressive Strategy Portfolio. The total annual operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 were: 1.04% for the MetLife Defensive Strategy Portfolio; 1.01% for the MetLife Moderate Strategy Portfolio; 1.02% for the MetLife Balanced Strategy Portfolio; 1.08% for the MetLife Growth Strategy Portfolio; and 1.15% for the MetLife Aggressive Strategy Portfolio. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of in the Portfolios. A contract owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by Met Investors Advisory, LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)



(6) The management fee has been restated to reflect a new fee schedule that became effective on December 19, 2005.



(7) The management fee has been restated to reflect a new fee schedule that became effective on January 1, 2006.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit - Earnings Preservation Benefit and the Guaranteed Minimum Income Benefit Plus rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.



(1) IF YOU SURRENDER, DO NOT SURRENDER, OR ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------

         (a)$842                    (a)$2,476                   (a)$4,046                   (a)$7,709

         (b)$452                    (b)$1,383                   (b)$2,356                   (b)$4,950


CHART 2. Chart 2 assumes you do not select optional death benefit riders, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER, DO NOT SURRENDER, OR ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                                               Time Periods
         1 year                      3 years                     5 years                    10 years
---------------------------------------------------------------------------------------------------------------

         (a)$627                    (a)$1,854                   (a)$3,047                   (a)$5,882

         (b)$234                    (b)$  722                   (b)$1,235                   (b)$2,638



The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1.  THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Tax Status.")



The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, prior to its termination, the Guaranteed Minimum Accumulation Benefit rider guarantees that, after a 10-year waiting period, your account value will not be less than a percentage of your purchase payment, less reductions for any withdrawals (see "Living Benefits --Guaranteed Minimum Accumulation Benefit"). Furthermore, prior to its termination, the Guaranteed Principal Option of the Guaranteed Minimum Income Benefit Plus rider offers the option, after a 10-year waiting period, to increase your account value to your initial purchase payment, less reductions for any withdrawals (see "Annuity Payments (The Income Phase) -- Guaranteed Minimum Income Benefit").


The contract also contains a FIXED ACCOUNT. The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The fixed account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed annuity payment option during the income phase, payments are made from our general account assets.

The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from a variable annuity payment option to the fixed annuity payment. Please see the terms of your actual contract for more detailed information.

As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information."

MARKET TIMING

We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options -- Transfers -- Market Timing."

2.  PURCHASE


The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). You should discuss this with your registered representative.


PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

..   The minimum initial purchase payment we will accept is $25,000.

..   If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

..   You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

..   We will accept a different amount if required by federal tax law.

We reserve the right to reject any application or purchase payment and to limit future purchase payments.

TERMINATION FOR LOW ACCOUNT VALUE

We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such two year period is less than $2,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. You may not choose more than 18 investment portfolios (including the fixed account) at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

..   the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

..   your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

..   a transfer was made out of the fixed account within the previous 180 days.

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have a DCA program in effect, we will allocate your additional payments to the investment portfolios selected under the DCA program unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios (including the fixed account) at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios (including the fixed account), you must notify us of your chosen allocation one or more days prior to submitting the payment. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


If you choose the Guaranteed Minimum Income Benefit Plus rider, we will require you to allocate your purchase payments and account value among the MetLife Asset Allocation Program portfolios until the rider terminates. The MetLife Aggressive Strategy Portfolio is not available for this purpose.



If you choose the Guaranteed Minimum Accumulation Benefit rider, we will require you to allocate all of your purchase payments and account value to one of the MetLife Asset Allocation Program portfolios until the rider terminates. The MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio are not available for this purpose.


Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually

4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.")

FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (30 days for seniors age 60 or older). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. Under certain circumstances, if you are a senior age 60 or older, we may be required to give you back your purchase payment.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.

EXAMPLE:

  On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.

3.  INVESTMENT OPTIONS


The contract offers 31 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN
INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A SUMMARY OF ADVISERS AND SUBADVISERS, AND INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.




Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the investment portfolios of the Met Investors Series Trust or the Metropolitan Series Fund, Inc. (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and/or certain of our affiliated insurance companies have membership interests in our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolio. We may benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the advisers. (See "Fee Tables and Examples -- Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.



Each of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples -- Investment Portfolio Expenses" and "Other Information -- Distributor.") The payments are deducted from the assets of the investment portfolios and are paid to our distributor, MetLife Investors Distribution Company. These payments decrease the portfolio's investment return.


We select the investment portfolios offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included investment portfolios based on recommendations made by selling firms. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular investment portfolio.


MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B portfolios are available under the contract:



   Met/AIM Small Cap Growth Portfolio
   Goldman Sachs Mid-Cap Value Portfolio
   Harris Oakmark International Portfolio
   Janus Aggressive Growth Portfolio

   Lazard Mid-Cap Portfolio


     (formerly Met/AIM Mid Cap Core Equity Portfolio)

   Legg Mason Value Equity Portfolio

   Loomis Sayles Global Markets Portfolio

   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio

   MFS(R) Emerging Markets Equity Portfolio

   MFS(R) Research International Portfolio
   Neuberger Berman Real Estate Portfolio
   Oppenheimer Capital Appreciation Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio

   RCM Global Technology Portfolio

   T. Rowe Price Mid-Cap Growth Portfolio
   Third Avenue Small Cap Value Portfolio
   Turner Mid-Cap Growth Portfolio
   Van Kampen Comstock Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or Class E, as noted, portfolios are available under the contract:

   BlackRock Money Market Portfolio
   Davis Venture Value Portfolio (Class E)
   Harris Oakmark Focused Value Portfolio
   Jennison Growth Portfolio
   MetLife Stock Index Portfolio

   Western Asset Management U.S. Government Portfolio


     (formerly Salomon Brothers U.S. Government Portfolio)



MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)



In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


   MetLife Defensive Strategy Portfolio
   MetLife Moderate Strategy Portfolio
   MetLife Balanced Strategy Portfolio
   MetLife Growth Strategy Portfolio
   MetLife Aggressive Strategy Portfolio

TRANSFERS

GENERAL. You can transfer a portion of your account value among the fixed account and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options -- Transfers -- Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:

..   Your request for transfer must clearly state which investment portfolio(s)
    or the fixed account are involved in the transfer.

..   Your request for transfer must clearly state how much the transfer is for.

..   The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

..   The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of:
    (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.

..   You may not make a transfer to more than 18 investment portfolios
    (including the fixed account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios (including the fixed account) may be made by calling or writing our Annuity Service Center.

..   If you have elected to add the GMIB Plus rider to your contract, you may only make transfers between certain investment portfolios. Please refer to the section "Annuity Payments (The Income Phase) -- Description of GMIB Plus -- Allocation Limitations."


..   If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the MetLife Asset Allocation Program portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits -- Guaranteed Minimum Accumulation Benefit."


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any one of the following conditions exist:

..   The credited interest rate is equal to the guaranteed minimum rate;

..   Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

..   A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment option and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information -- Requests and Elections.")

All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, and Automatic Rebalancing Programs.

MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the Met/AIM Small Cap Growth, Harris Oakmark International, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, MFS(R) Emerging Markets Equity, MFS(R) Research International, and Third Avenue Small Cap Value Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to:
(1) enter into a written agreement with each investment portfolio or its principal underwriter that will obligate us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.



In addition, contract owners and other persons with interests in the contracts should be aware that some investment portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/ or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAM (DCA)



We offer a dollar cost averaging (DCA) program which is described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the accumulation phase. This program is not available if you have selected the GMIB Plus rider or the GMAB rider.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other investment portfolio(s) you select. We provide certain exceptions from our normal fixed account restrictions to accommodate dollar cost averaging programs. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.


You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase -- Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.


AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.

An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.

We will measure the rebalancing periods from the anniversary of the date we issued your contract. If the dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in the dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. This program is not available if you have selected the GMAB rider.


EXAMPLE:

  Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Janus Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Janus Aggressive Growth Portfolio to increase those holdings to 60%.

DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM

The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. Met Investors Advisory, LLC ("Met Investors Advisory"), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.


METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS

   MetLife Defensive Strategy Portfolio
   MetLife Moderate Strategy Portfolio
   MetLife Balanced Strategy Portfolio
   MetLife Growth Strategy Portfolio
   MetLife Aggressive Strategy Portfolio


Each portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class A shares of other investment portfolios of the Met Investors Series Trust or of the Metropolitan Series Fund, Inc., which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, Met Investors Advisory's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each underlying investment portfolio and/or asset class. At least annually, Met Investors Advisory will evaluate each portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. (See the fund prospectus for a description of each portfolio's target allocation.)


Met Investors Advisory has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the portfolios and investment in the underlying investment portfolios, which may assist Met Investors Advisory in determining the underlying investment portfolios which may be available for investment and with the selection of an allocation of each portfolio's investments among the underlying investment portfolios. Met Investors Advisory is responsible for paying the consulting fees.

VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.


4.  EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.50% of the average daily net asset value of each investment portfolio. For contracts issued prior to May 1, 2003, the Mortality and Expense charge on an annual basis is 1.60% of the average daily net asset value of each investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

                   Annual Step-Up Death Benefit         0.20%
                   Compounded-Plus Death Benefit        0.35%
                   Additional Death Benefit -- Earnings
                     Preservation Benefit               0.25%

For contracts issued prior to May 1, 2003, the percentage charge for the Compounded-Plus Death Benefit is 0.15% of the average daily net asset value of each investment portfolio.

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.



GUARANTEED MINIMUM INCOME BENEFIT -- RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit ("GMIB") that you can select when you purchase the contract. Two different versions of the GMIB are currently available under this contract: GMIB II and GMIB Plus. If you select the GMIB Plus rider, we will assess a charge during the accumulation phase equal to 0.75% of the income base (see "Annuity Payments (The Income Phase) -- Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. If you elect an Optional Reset of the GMIB Plus rider on any contract anniversary as permitted, we may increase the GMIB Plus rider charge to the charge applicable to contract purchases at the time of the reset, but no more than a maximum of 1.50% of the income base. If you select the GMIB II rider, the charge is 0.50% of the income base at the time the charge is assessed.


For contracts issued prior to February 9, 2004, we offered a different guaranteed minimum income benefit known as GMIB I. If you selected GMIB I, we assess a charge equal to 0.50% of the income base. For contracts issued prior to February 15, 2003, the GMIB I rider charge equals 0.35% of the income base.

For contracts issued from May 1, 2003 and prior to May 1, 2005, for which the GMIB II or GMIB I was elected, the rider charge is reduced to 0.45% of the income base if you elect either the optional Annual Step-Up Death Benefit or the Compounded-Plus Death Benefit. (See "Death Benefit.")


The charge is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro rata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value pro rata from each investment portfolio and the fixed account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account.


GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


We offer an optional Guaranteed Withdrawal Benefit ("GWB") that you can select when you purchase the contract. There are two versions of the GWB under this contract: GWB I and Enhanced GWB. We currently only offer the Enhanced GWB rider. For contracts issued prior to November 7, 2005, we only offered the GWB I rider. If you elect a GWB rider, a charge is deducted from your account value on each contract anniversary. The charge for the GWB I or Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Description of Guaranteed Withdrawal Benefit I") on the applicable contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary.



The GWB rider charge is deducted from your account value pro rata from each investment portfolio and the fixed account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death or, under the Enhanced GWB, cancellation), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.



If you elect an Optional Reset on the 5th contract anniversary under the GWB I rider or on the 3rd contract anniversary under the Enhanced GWB rider, or thereafter as permitted, we may increase the rider charge to the GWB I/Enhanced GWB rider charge applicable to current contract purchases at the time of the reset, but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.

If the GWB I rider is in effect, the rider charge will continue even if your Benefit Base (see "Living Benefits -- Guaranteed Withdrawal Benefit -- Description of Guaranteed Withdrawal Benefit I") equals zero. If the Enhanced GWB rider is in effect, the rider charge will not continue if your Benefit Base equals zero.



GUARANTEED MINIMUM ACCUMULATION BENEFIT -- RIDER CHARGE



We offer a Guaranteed Minimum Accumulation Benefit ("GMAB") rider that you can select when you purchase the contract. If you elect the GMAB, a charge is deducted from your account value on each contract anniversary. The charge is equal to 0.75% of the Guaranteed Accumulation Amount (see "Living Benefits -- Guaranteed Minimum Accumulation Benefit") at the end of the prior contract year. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value or you apply your account value to an annuity option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.


WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). This contract has no withdrawal charge.

PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.

5.  ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:

..   fixed annuity payments, or

..   variable annuity payments, or

..   a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.

If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your payment will vary and will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) just before the start of the income phase,

2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

3) the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.

Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from a variable annuity payment option to a fixed annuity payment option, this may result in a reduction in the amount of annuity payments.

If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. When the annuitant dies, if you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our Annuity Service Center) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. However, if you do not want to continue receiving annuity payments at the last death of the annuitant and the joint annuitant, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our Annuity Service Center) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. After commencement of this annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT


At the time you buy the contract, you may elect a Guaranteed Minimum Income Benefit ("GMIB"). Currently, we offer two different versions of the GMIB: version II, which is known as GMIB II, and version III, which is known as GMIB Plus. GMIB II and GMIB Plus are described below. Version I is known as GMIB I and is no longer offered. GMIB I is described in Appendix C. You may not have this benefit and a GWB or GMAB rider in effect at the same time.



It is important to recognize that the "income base" (as described below) that is guaranteed by the GMIB is not available for cash withdrawals and does not establish or guarantee your account value or a minimum return for any investment portfolio. Rather, the GMIB is designed to provide you with a predictable minimum level of income for life after a minimum 10-year waiting period regardless of investment performance or actual account value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments.



The amount of the benefit is determined by applying the income base (described below) at the time of exercise of the rider to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your account value on your annuity date to then-current annuity purchase rates. In this case, your annuity payments will be higher if you do not exercise the rider.

The Guaranteed Principal Option of GMIB Plus does guarantee a minimum account value after a 10-year waiting period that is available for cash withdrawals. If you elect the Guaranteed Principal Option after the waiting period, this guarantee applies in lieu of receiving GMIB payments.


(See Appendix D for examples of the GMIB.)

DESCRIPTION OF GMIB II

The GMIB II may be exercised after a 10 year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30 day period following the contract anniversary on or following the owner's 85th birthday. The GMIB II is only available for owners up through age 75, and you can only elect the GMIB II at the time you purchase the contract. Once elected, the rider cannot be terminated except as discussed below.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.

(a)Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent withdrawal. On each contract anniversary prior to the owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the account value on the date of the recalculation.

(b)Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

   (i)is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary on or following the owner's 85th birthday and 0% thereafter; and

  (ii)is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
      (1) or (2) as defined below:

      (1)The withdrawal adjustment for each withdrawal in a contract year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributed to that withdrawal; or

      (2)If total withdrawals in a contract year are 5% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first contract year, and if these withdrawals are paid to you (or the annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that contract year.

In determining the GMIB II annuity income, an amount equal to the amount of any premium and other taxes that may apply will be deducted from the income base.

The Highest Anniversary Value does not change after the contract anniversary immediately preceding the owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in account value attributable to each subsequent withdrawal. The Annual Increase Amount does not change after the contract anniversary on or following the owner's 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described in (b)(ii) above.

OWNERSHIP. If the owner is a natural person, the owner must be the annuitant. If a non-natural person owns the contract, then annuitant will be considered the owner in determining the income base and GMIB II annuity payments. If joint owners are named, the age of the older will be used to determine the income base and GMIB II annuity payments.

EXERCISING THE GMIB II RIDER. If you exercise the GMIB II, you must elect to receive annuity payments under one of the following fixed annuity options:

(1)Life annuity with 10 years of annuity payments guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:

                     Age at Annuitization Guarantee Period
                     -------------------- ----------------
                             80                  9
                             81                  8
                             82                  7
                             83                  6
                          84 and 85              5

(2)Joint and last survivor annuity with 10 years of annuity payments guaranteed.

These options are described in the contract and the GMIB II rider.

If you exercise the GMIB II, your annuity payments will be the greater of:

..   the annuity payment determined by applying the amount of the income base to the GMIB Annuity Table, or

..   the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

If you take a full withdrawal of your account value, your contract is terminated by us due to its small account value and inactivity (see "Purchase -- Purchase Payments"), or your contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

If you choose not to receive annuity payments as guaranteed under the GMIB II, you may elect any of the annuity options available under the contract.

TERMINATING THE GMIB II RIDER. Except as otherwise provided in the GMIB II rider, the GMIB II will terminate upon the earliest of:

a) The 30th day following the contract anniversary on or following your 85th birthday;

b) The date you make a complete withdrawal of your account value;

c) The date you elect to receive annuity payments under the contract and you do not elect to receive payments under the GMIB II;

d) Death of the owner or joint owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or

e) A change for any reason of the owner or joint owner or the annuitant if a non-natural person owns the contract.

When the GMIB II rider terminates, the corresponding GMIB II rider charge terminates.

DESCRIPTION OF GMIB PLUS


The GMIB Plus is identical to the GMIB II, described above, with the following differences: (1) you may exercise a "GUARANTEED PRINCIPAL OPTION," in which case you receive an additional amount to be added to the account value in lieu of taking GMIB payments; (2) you may be permitted to periodically reset the Annual Increase Amount; (3) you are limited to allocating your account value to certain investment choices and you may not participate in the Standard Dollar Cost Averaging (DCA) program; (4) the termination provisions are expanded; and
(5) the additional charge for the GMIB Plus is 0.75% (rather than 0.50% for the GMIB II) of the income base (with a maximum charge of 1.50% of the income base applicable upon exercise of the Optional Reset feature). A description of these features follows.


GUARANTEED PRINCIPAL OPTION. Starting with the tenth contract anniversary prior to the owner's 86th birthday, you may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible contract anniversary.

By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your account value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a)is purchase payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal prior to the exercise of the Guaranteed Principal Option)) and

(b)the account value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.

The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios.

The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is elected, the GMIB Plus rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue.


OPTIONAL RESET. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the account value. Such a reset may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the GMIB Plus by restarting the waiting period. You may elect to reset the Annual Increase Amount only if (1) the account value exceeds the Annual Increase Amount immediately before the reset; and (2) the owner (or oldest joint owner or annuitant if the contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset. If you purchased your contract on or after February 27, 2006, you may elect an Optional Reset at any contract anniversary provided the above requirements are met. If you purchased your contract before February 27, 2006, you may elect an Optional Reset on any contract anniversary on or after the third contract anniversary and may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset, provided all other requirements are met.



We must receive your request to exercise the Optional Reset in writing, at our Annuity Service Center, or any other method that we agree to, within a 30-day period prior to the applicable contract anniversary. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of contract. We are waiving this right with respect to purchasers of the contract offered by this prospectus who elect or have elected the GMIB Plus rider and will allow Optional Resets to those purchasers even if this benefit is no longer offered for this class of contract.


The Optional Reset will:

(1)reset the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Reset election;

(2)reset the GMIB Plus waiting period to the tenth contract anniversary following the date the Optional Reset took effect; and

(3)reset the GMIB Plus rider charge to the then current level we charge for the GMIB Plus rider at the time of the reset, up to the Maximum Optional Reset Fee Rate (not to exceed 1.50%).

On the date of the reset, the account value on that day will be treated as a single purchase payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.

ALLOCATION LIMITATIONS. If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the following investment portfolios:

(1)the MetLife Defensive Strategy Portfolio,

(2)the MetLife Moderate Strategy Portfolio,

(3)the MetLife Balanced Strategy Portfolio, or

(4)the MetLife Growth Strategy Portfolio


TERMINATION PROVISIONS. GMIB Plus will terminate upon the effective date of the Guaranteed Principal Option in addition to the other termination provisions described above under "Terminating the GMIB II Rider." Also, for GMIB Plus only the following replaces termination provision e) above:


..   a change for any reason of the owner or joint owner or annuitant, if a non-natural person owns the contract, unless we agree otherwise.


GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS


The GMIB may have limited usefulness in connection with a qualified contract, such as an IRA (see "Federal Income Tax Status -- Taxation of Qualified Contracts"), in circumstances where the owner is planning to exercise the rider on a date later than the beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB.


Additionally, the GMIB may not be appropriate for purchase by a beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. The GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised. You should consult your tax adviser prior to electing a GMIB rider.




6.  ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:

(1)by making a withdrawal (either a partial or a complete withdrawal);

(2)by electing to receive annuity payments; or

(3)when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

..   less any premium or other tax;

..   less any account fee; and


..   less any applicable pro rata GMIB, GWB or GMAB rider charge.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the fixed account and the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.

How to withdraw all or part of your account value:

..   You must submit a request to our Annuity Service Center. (See "Other
    Information -- Requests and Elections.")

..   You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).

..   We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 20% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS



We may be required to suspend or postpone payments for withdrawals or transfers for any period when:



..   the New York Stock Exchange is closed (other than customary weekend and holiday closings);



..   trading on the New York Stock Exchange is restricted;



..   an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or



..   during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.



We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



7.  LIVING BENEFITS


GUARANTEED WITHDRAWAL BENEFIT


We offer an optional Guaranteed Withdrawal Benefit ("GWB") for an additional charge. There are two versions of the GWB under this contract:



..   Guaranteed Withdrawal Benefit I ("GWB I")



..   Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")



CURRENTLY WE ONLY OFFER THE ENHANCED GWB RIDER. FOR CONTRACTS ISSUED PRIOR TO NOVEMBER 7, 2005, WE ONLY OFFERED THE GWB I RIDER. The description of the Enhanced GWB rider follows the description of the GWB I rider below. If you purchase the GWB, you must elect it at the time you purchase the contract, prior to age 86. You may not have this benefit and a GMIB or GMAB rider in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below in the description of each version of the GWB.



Each version of the GWB rider guarantees that the entire amount of purchase payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you.



THE GWB GUARANTEE MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) cannot be taken as a lump sum. Income taxes and penalties may apply to your withdrawals.





IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT. THIS REDUCTION MAY BE SIGNIFICANT. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (WHICH DOES NOT DECREASE BECAUSE OF WITHDRAWALS) UNTIL TERMINATION OF THE CONTRACT.





IF THE GWB I RIDER IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE GWB RIDER CHARGE EVEN IN THE CASE WHERE YOUR BENEFIT BASE, AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE ENHANCED GWB RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE EQUALS ZERO.



The tax treatment of withdrawals under the GWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if the Benefit Base is greater than the account value. This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax advisor prior to purchase.



DESCRIPTION OF GUARANTEED WITHDRAWAL BENEFIT I



BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the GWB I rider. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:

..   Your initial purchase payment, increased by any applicable GWB Bonus Amount
    (currently, 5% for the initial purchase payment);

..   Increased by each subsequent purchase payment, and by any applicable GWB
    Bonus Amount (currently, 5% of each subsequent purchase payment);

..   Reduced dollar for dollar by Benefits Paid, which are withdrawals and amounts applied to an annuity option (currently, you may not apply amounts less than your entire account value to an annuity option); and


..   If a Benefit Paid from your contract is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), or results in cumulative Benefits Paid for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your account value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.



ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.



It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment, or if the withdrawal is not payable to the contract owner or the contract owner's bank account (or to the annuitant or the annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal multiplied by the GWB Withdrawal Rate. This reduction may be significant.



You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.



For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. A beneficiary under a decedent's IRA (or where otherwise offered, under any other contract that is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) may be required to take such withdrawals, which must commence, in accordance with tax regulations, by the end of the calendar year following the year of the owner's death. These required distributions may be larger than the Annual Benefit Payment and may therefore adversely impact your guarantee under the GWB I rider.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.



OPTIONAL RESET. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Starting with the fifth contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your account value is larger than the Benefit Base immediately before the reset. You may elect an Optional Reset at any subsequent contract anniversary prior to the owner's 86th birthday as long as it has been at least five years since the last Optional Reset. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:


..   Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the account value on the date of the reset plus the applicable GWB Bonus Amount (currently, 0%);


..   Reset your Annual Benefit Payment equal to the account value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and



..   Reset the GWB I rider charge equal to the then current level we charge at the time of the reset, up to the maximum charge of 0.95%.





An Optional Reset can also result in an increase of the Guaranteed Withdrawal Amount and the GWB I rider charge. However, locking in a higher Benefit Base by electing an Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the account value before the reset was less than the Guaranteed Withdrawal Amount. Therefore, generally it may be beneficial to reset your Benefit Base only if your account value exceeds your Guaranteed Withdrawal Amount. However, any benefit of an Optional Reset also depends on the current GWB I rider charge. If the current charge in effect is higher than the charge you are paying, it may not be beneficial to reset your Benefit Base since we will begin applying the higher current charge at the time of the reset (even if the reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).



We must receive your request for an Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) within the 30-day period ending on the day before the applicable contract anniversary. If the owner is a non-natural person, the annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the oldest joint owner is used to determine the birthday. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



TERMINATION OF THE GWB I RIDER. The GWB I rider will terminate on the earliest business day we:



(1)process your request for a total withdrawal of your account value;



(2)process your request to apply your account value to an annuity option;



(3)determine that your account value is not sufficient to pay the charge for the GWB I rider (whatever account value is available will be applied to pay the annual GWB I rider charge);



(4)receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;



(5)process a change in owners, joint owners or annuitants (if the owner is a non-natural person); or



(6)process the termination of your contract.



ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB I rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) should die while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.



If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the GWB I rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit instead of the standard death benefit, the Annual Step-Up death benefit or the Compounded-Plus death benefit, if those benefits had been purchased by the owner(s). Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit shall be payable under the GWB I rider.



If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a nonqualified contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s)of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.



We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code and non-qualified contracts subject to Section 72(s)). If you terminate the GWB I rider because (1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB I rider charge; or (3) the contract owner or joint owner (or the annuitant, if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.



DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT



We currently offer the Enhanced GWB rider instead of the GWB I rider. This version is the same as the GWB I rider described above, except with the following enhancements: (1) favorable treatment of required minimum distribution withdrawals; (2) availability of an optional reset every three contract years; (3) waiver of the GWB rider charge if the Benefit Base is zero; and (4) ability to cancel the rider within a 90-day period following the fifth contract anniversary. A description of these features follows.

REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.



OPTIONAL RESET. Starting with the third contract anniversary (as long as it is prior to the owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. Similar to the Optional Reset described above for the GWB I rider, we must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset and it is prior to the owner's 86th birthday.



GWB RIDER CHARGE. Unlike the GWB I rider described above, we will not continue to assess the GWB rider charge if your Benefit Base equals zero.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If you cancel the Enhanced GWB rider, you may not re-elect it.



(See Appendix E for examples of the GWB.)

GUARANTEED MINIMUM ACCUMULATION BENEFIT


You may elect the Guaranteed Minimum Accumulation Benefit ("GMAB") as an optional rider to your contract. The GMAB guarantees that your account value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your account value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your account value so that it is equal to the guaranteed amount.



If you elect the GMAB rider, we require you to allocate your purchase payments and all of your account value to one of the MetLife Asset Allocation Program portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of purchase payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you choose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:


                                     Guaranteed
                                       Amount       Years to
                                   (% of Purchase     Rider
                Portfolio            Payments)    Maturity Date
                ---------            ---------    -------------
                MetLife Defensive
                Strategy Portfolio      130%        10 years
                MetLife Moderate
                Strategy Portfolio      120%        10 years
                MetLife Balanced
                Strategy Portfolio      110%        10 years


For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options --Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.



You may elect the GMAB rider when you purchase the contract, up through age 80. This benefit is intended to protect you against poor investment performance during the accumulation phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your account value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of account value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.



On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which MetLife Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal bears to the total account value.


EXAMPLE:

  Assume your account value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the account value. Therefore, after the withdrawal, your account value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.



At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's account value to its Guaranteed Accumulation Amount. If the account value is less than the Guaranteed Accumulation Amount, we will contribute to your account value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected.


If your account value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your account value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your account value is reduced to zero for any reason other than a full withdrawal of the account value or application of the entire account value to an annuity option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient account value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the account value.



Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day GMAB Eligibility Period lose significant value, if the account value, which includes all purchase payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional purchase payments after the GMAB Eligibility Period.


EXAMPLE:

  Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your account value is $0. The Guaranteed Accumulation Payment is $11,000 ($ 11,000 - $0 = $11,000).

  In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your account value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your account value is $11,000. We would not pay a Guaranteed Accumulation Payment because the account value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).

RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your account value to an annuity option; and (5) the date of death of the owner or joint owner (or annuitant if the owner is a non-natural person), unless the beneficiary is the spouse of the owner and elects to continue the contract under the spousal continuation provisions of the contract.

Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.





8.  PERFORMANCE



We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee and GMIB, GWB or GMAB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, GMIB, GWB or GMAB rider charge, and the investment portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the GMIB, GWB, or GMAB riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.


9.  DEATH BENEFIT


UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider or the Compounded-Plus death benefit rider and you can also select the Additional Death Benefit -- Earnings Preservation Benefit. If you are 80 years old or older at the effective date of your contract, you are not eligible to select these optional death benefit riders. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract. The death benefits are described below. Check your contract and riders for the specific provisions applicable. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1)the account value; or

(2)total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP

If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:

(1)the account value; or

(2)total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)the highest anniversary value, as defined below.

On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

..   Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and

..   for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

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

OPTIONAL DEATH BENEFIT -- COMPOUNDED-PLUS

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

(1)the account value; or

(2)the enhanced death benefit.

The enhanced death benefit is the greater of (a) or (b) below:

   (a)Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

   (b)Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

      (i)is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

     (ii)is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

   (a)for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

   (b)for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).

ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT

The Additional Death Benefit -- Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up through age 79 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)is the death benefit under your contract; and

(b)is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

(a)is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

(b)is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                              Benefit Percentage

                         Issue Age          Percentage
                         ---------          ----------
                         Ages 69 or younger     40%
                         Ages 70-79             25%
                         Ages 80 and above       0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.




If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.



If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60 day period.


If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value. Spousal continuation will not satisfy minimum required distribution rules for tax qualified contracts other than IRAs.

DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then current underwriting standards). However, if the owner is a non-natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status"). Upon your death, the beneficiary cannot revoke or modify your election.



10. FEDERAL INCOME TAX STATUS


The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that charges for certain benefits under a variable contract, such as any of the guaranteed death benefits (including, but not limited to, the Earnings Preservation Benefit) and certain living benefits (E.G., the GWB riders or GMAB rider), may be considered as deemed distributions subject to immediate taxation. We currently intend to treat these charges as an intrinsic part of the annuity contract and we do not tax report these charges as taxable income. However, it is possible that this may change in the future if we determine that such reporting is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.



We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

..   made on or after the taxpayer reaches age 59 1/2;

..   made on or after the death of an owner;

..   attributable to the taxpayer's becoming disabled;

..   made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

..   under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

See the Statement of Additional Information as well as "Death Benefit -- General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.



OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2006, $4,000 plus, for an owner age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the contract and certain of its riders (including enhanced death benefits), but your contract may differ from the approved version because of differences in riders or state insurance law requirements. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.



SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2006. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Proposed income tax regulations issued in November 2004, would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.

SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.

The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:

..   The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

..   The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

..   The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.

A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.


11. OTHER INFORMATION


METLIFE INVESTORS


MetLife Investors was originally incorporated on September 6, 1972, as Industrial Indemnity Life Insurance Company, a California corporation, and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased MetLife Investors which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of MetLife Investors Insurance Company, the parent company of MetLife Investors Insurance Company of California. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001. On December 31, 2002, MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

MetLife Investors is presently licensed to do business in the state of California.


It is proposed that MetLife Investors merge with and into its parent, MetLife Investors Insurance Company ("MLI"), a Missouri life insurance company. The Boards of Directors of the Company and MLI have approved the merger, and the merger is subject to prior approval by the California and Missouri Departments of Insurance. As a result of the merger, the Separate Account will become a separate account of MLI, and all contract owners of MetLife Investors will become contract owners of MLI. MLI will become responsible for the liabilities and obligations of MetLife Investors including those relating to the Separate Account funding the contracts. The merger is proposed to occur on or about November 1, 2006.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, MetLife Investors Variable Annuity Account Five (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under California insurance law on March 24, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company ("Distributor"), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.




All of the investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples -- Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.25% of Separate Account assets invested in the particular investment portfolio.

SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include Metropolitan Life Insurance Company ("MLIC"); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments by selling firms is 3% of purchase payments. Some selling firms may elect to receive a lower commission when a purchase payment is made, along with annual trail commissions beginning in year two up to 1.25% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments -- The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.



SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Sales representatives of our affiliate, MLIC, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MLIC sales representatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MLIC sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MLIC sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MLIC sales managers also have an incentive to favor the sale of proprietary products.



We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.



Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees.

Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2005, as well as the range of additional compensation paid.)


REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

Requests for service may be made:

..   Through your registered representative

..   By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM
    Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

..   In writing to our Annuity Service Center

..   By fax at (515) 457-4400 or

..   By Internet at www.metlifeinvestors.com

All other requests must be in written form, satisfactory to us.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.

CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.

These rights include the right to:

..   change the beneficiary.

..   change the annuitant before the annuity date (subject to our underwriting and administrative rules).

..   assign the contract (subject to limitation).

..   change the payment option.

..   exercise all other rights, benefits, options and privileges allowed by the contract or us.

The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Annuity Payments (The Income Phase) -- Guaranteed Minimum Income Benefit").


ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

LEGAL PROCEEDINGS


In the ordinary course of business, MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of MetLife Investors to meet its obligations under the contracts.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian


   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Condensed Financial Information
   Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2005. See "Purchase -- Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)


CHART 1


1.75% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                                   NUMBER OF
                                                     ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                     UNIT VALUE AT UNIT VALUE AT     UNITS
                                                     BEGINNING OF     END OF     OUTSTANDING AT
                                                        PERIOD        PERIOD     END OF PERIOD
-----------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                           8.707674     11.575448    26,985.6161
   01/01/2004  to  12/31/2004                          11.575448     12.105739    41,527.9117
   01/01/2005  to  12/31/2005                          12.105739     12.879664    29,240.2054
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                           9.998562     11.943726    18,650.7436
   01/01/2005  to  12/31/2005                          11.943726     13.208544    16,005.2526
-----------------------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to  12/31/2003                           8.751972     11.728055    45,620.7072
   01/01/2004  to  12/31/2004                          11.728055     13.889348    63,129.7125
   01/01/2005  to  12/31/2005                          13.889348     15.592262    57,641.4470
-----------------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                           5.505944      6.697139    67,857.3546
   01/01/2004  to  12/31/2004                           6.697139      7.136100    59,712.4230
   01/01/2005  to  12/31/2005                           7.136100      7.964706    38,823.2133
-----------------------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
   05/01/2003  to  12/31/2003                           9.728989     11.998433    22,691.7743
   01/01/2004  to  12/31/2004                          11.998433     13.487739    16,342.4105
   01/01/2005  to  12/31/2005                          13.487739     14.322557    19,408.1108
-----------------------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005                          10.246575     10.619411         0.0000
-----------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


1.75% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  14.697264     16.066264     58,092.8529
   01/01/2004  to  12/31/2004                  16.066264     17.076098     57,230.5550
   01/01/2005  to  12/31/2005                  17.076098     17.031269     46,480.7488
---------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  34.555426     42.984805     29,740.7176
   01/01/2004  to  12/31/2004                  42.984805     47.578964     26,102.7311
   01/01/2005  to  12/31/2005                  47.578964     48.341721     22,580.2984
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   7.334391      9.469098     22,405.8443
   01/01/2004  to  12/31/2004                   9.469098     11.124362     38,709.6149
   01/01/2005  to  12/31/2005                  11.124362     12.727210     37,053.7441
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.096666     10.002057     14,365.8447
   01/01/2004  to  12/31/2004                  10.002057      9.891100     21,998.9819
   01/01/2005  to  04/30/2005                   9.891100      9.892743     25,101.7337
---------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                   9.998562     12.803566     12,941.4109
   01/01/2005  to  12/31/2005                  12.803566     14.253740     16,551.1876
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.545686      7.945738    115,033.4478
   01/01/2004  to  12/31/2004                   7.945738      8.307522    109,801.5293
   01/01/2005  to  12/31/2005                   8.307522      8.548668     86,238.4135
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.000000     10.411529    113,742.7452
   01/01/2004  to  12/31/2004                  10.411529     11.152314    124,147.8181
   01/01/2005  to  12/31/2005                  11.152314     11.111391    113,051.1628
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  11.613154     11.652364     55,236.2252
   01/01/2004  to  12/31/2004                  11.652364     12.019969     80,805.2582
   01/01/2005  to  12/31/2005                  12.019969     12.077499     82,136.0118
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.425734      7.704481     14,365.3006
   01/01/2004  to  11/19/2004                   7.704481      7.890285     11,195.8569
---------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

1.75% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                                 NUMBER OF
                                                   ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                   UNIT VALUE AT UNIT VALUE AT     UNITS
                                                   BEGINNING OF     END OF     OUTSTANDING AT
                                                      PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   05/01/2003  to  12/31/2003                         3.305316      4.589108      6,254.8622
   01/01/2004  to  12/31/2004                         4.589108      4.314826     18,948.8269
   01/01/2005  to  12/31/2005                         4.314826      4.707273     13,647.3265
---------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                         4.758231      6.110051     66,353.8268
   01/01/2004  to  12/31/2004                         6.110051      7.073886     48,651.4879
   01/01/2005  to  12/31/2005                         7.073886      7.968314     59,712.2999
---------------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003  to  12/31/2003                         8.471513     11.454065     45,058.7926
   01/01/2004  to  12/31/2004                        11.454065     14.238069     51,426.2084
   01/01/2005  to  12/31/2005                        14.238069     16.157491     43,176.1362
---------------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004  to  12/31/2004                         9.998562     11.088963     13,932.5975
   01/01/2005  to  12/31/2005                        11.088963     12.134782      9,920.6166
---------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                         9.998562     10.451325      8,946.8357
---------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                         9.892445      9.973519     36,635.6863
---------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003  to  12/31/2003                         8.556367     10.749521     64,464.3053
   01/01/2004  to  12/31/2004                        10.749521     11.845032    139,437.8224
   01/01/2005  to  12/31/2005                        11.845032     12.819984    119,911.1899
---------------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                        10.939577     13.947388     51,397.1887
   01/01/2004  to  12/31/2004                        13.947388     15.027679     70,987.4773
   01/01/2005  to  12/31/2005                        15.027679     16.201314     64,917.4585
---------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                         8.069248      9.732750     48,559.2699
   01/01/2004  to  12/31/2004                         9.732750     10.418212     59,292.1117
   01/01/2005  to  12/31/2005                        10.418212     11.623927     56,568.9550
---------------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


1.75% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                8.627802     10.428700       6,324.7603
   01/01/2004  to  12/31/2004               10.428700     11.300646      21,392.5611
   01/01/2005  to  12/31/2005               11.300646     11.591091      25,524.6468
------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005               15.232212     15.181339           0.0000
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.300629     10.685617      27,317.1546
   01/01/2005  to  12/31/2005               10.685617     11.590752      58,549.5860
------------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.100803     10.389680     466,119.8777
   01/01/2005  to  12/31/2005               10.389680     10.937077   1,111,428.8443
------------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                9.940942     10.105881      11,127.4947
   01/01/2005  to  12/31/2005               10.105881     10.375938      42,682.3398
------------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.240681     10.600541     308,719.6911
   01/01/2005  to  12/31/2005               10.600541     11.367691     709,211.4258
------------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.010881     10.226064      18,653.2336
   01/01/2005  to  12/31/2005               10.226064     10.633274      43,014.4364
------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


CHART 2

2.35% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                8.707674     11.529220    34,458.8343
   01/01/2004  to  12/31/2004               11.529220     11.985058       989.9836
   01/01/2005  to  12/31/2005               11.985058     12.675236     1,001.5380
------------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                9.998069     11.895751       209.3874
   01/01/2005  to  12/31/2005               11.895751     13.077063       188.0792
------------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to  12/31/2003                8.751972     11.681191     1,068.7912
   01/01/2004  to  12/31/2004               11.681191     13.750913    63,576.1833
   01/01/2005  to  12/31/2005               13.750913     15.344806    84,531.6591
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                5.505944      6.670371     1,736.0967
   01/01/2004  to  12/31/2004                6.670371      7.064944       745.8923
   01/01/2005  to  12/31/2005                7.064944      7.838271       760.0320
------------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT)
   05/01/2003  to  12/31/2003                9.728989     11.950479       475.1153
   01/01/2004  to  12/31/2004               11.950479     13.353272       370.3581
   01/01/2005  to  12/31/2005               13.353272     14.095215       372.6264
------------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005               10.245401     10.608943         0.0000
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003  to  12/31/2003               14.697264     16.001984     1,210.8368
   01/01/2004  to  12/31/2004               16.001984     16.905783     1,074.2058
   01/01/2005  to  12/31/2005               16.905783     16.760815     1,109.6806
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003  to  12/31/2003               34.555426     42.813039       645.4483
   01/01/2004  to  12/31/2004               42.813039     47.104675       557.7694
   01/01/2005  to  12/31/2005               47.104675     47.574343       568.1046
------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to  12/31/2003                7.334391      9.431243       367.3347
   01/01/2004  to  12/31/2004                9.431243     11.013465       561.9423
   01/01/2005  to  12/31/2005               11.013465     12.525205       549.5045
------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

2.35% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.096666      9.962023          0.0000
   01/01/2004  to  12/31/2004                   9.962023      9.792414          0.0000
   01/01/2005  to  04/30/2005                   9.792414      9.774900          0.0000
---------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                   9.998069     12.752164        434.9677
   01/01/2005  to  12/31/2005                  12.752164     14.111860        351.5666
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.545686      7.913983      2,474.7844
   01/01/2004  to  12/31/2004                   7.913983      8.224695      2,750.4508
   01/01/2005  to  12/31/2005                   8.224695      8.412962      2,913.3546
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.000000     10.369837      1,266.7474
   01/01/2004  to  12/31/2004                  10.369837     11.041046      1,429.0519
   01/01/2005  to  12/31/2005                  11.041046     10.934894      1,450.0831
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  11.613154     11.605709      1,134.4304
   01/01/2004  to  12/31/2004                  11.605709     11.900034      1,018.4000
   01/01/2005  to  12/31/2005                  11.900034     11.885652      1,049.4577
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.425734      7.673689          0.0000
   01/01/2004  to  11/19/2004                   7.673689      7.817137          0.0000
---------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   3.305316      4.570789     48,310.8569
   01/01/2004  to  12/31/2004                   4.570789      4.271809          0.0000
   01/01/2005  to  12/31/2005                   4.271809      4.632556          0.0000
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   4.758231      6.085641     55,697.1965
   01/01/2004  to  12/31/2004                   6.085641      7.003377     89,931.1374
   01/01/2005  to  12/31/2005                   7.003377      7.841855    111,265.8881
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   8.471513     11.408322     36,920.9988
   01/01/2004  to  12/31/2004                  11.408322     14.096201        773.6414
   01/01/2005  to  12/31/2005                  14.096201     15.901147     27,524.0377
---------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


2.35% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004  to  12/31/2004                9.998069     11.044388        212.9337
   01/01/2005  to  12/31/2005               11.044388     12.013937        212.2410
------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                9.998068     10.409335          0.0000
------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                9.774123      9.815105          0.0000
------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003  to  12/31/2003                8.556367     10.706572     29,456.6177
   01/01/2004  to  12/31/2004               10.706572     11.726961     76,561.7963
   01/01/2005  to  12/31/2005               11.726961     12.616518     70,242.2267
------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003               10.939577     13.891662     25,146.0844
   01/01/2004  to  12/31/2004               13.891662     14.877853     40,317.4055
   01/01/2005  to  12/31/2005               14.877853     15.944144     53,272.9501
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                8.069248      9.693860     31,066.4605
   01/01/2004  to  12/31/2004                9.693860     10.314348      1,177.6812
   01/01/2005  to  12/31/2005               10.314348     11.439440      1,192.9093
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                8.627802     10.387019    130,755.0881
   01/01/2004  to  12/31/2004               10.387019     11.187987     91,321.8291
   01/01/2005  to  12/31/2005               11.187987     11.407097          0.0000
------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005               14.301429     14.197067          0.0000
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.297418     10.675448          0.0000
   01/01/2005  to  12/31/2005               10.675448     11.510676          0.0000
------------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.097652     10.379787          0.0000
   01/01/2005  to  12/31/2005               10.379787     10.861498          0.0000
------------------------------------------------------------------------------------

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


2.35% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                     NUMBER OF
                                       ACCUMULATION  ACCUMULATION   ACCUMULATION
                                       UNIT VALUE AT UNIT VALUE AT     UNITS
                                       BEGINNING OF     END OF     OUTSTANDING AT
                                          PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004             9.937838     10.096253       0.0000
   01/01/2005  to  12/31/2005            10.096253     10.304219       0.0000
---------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004            10.237488     10.590451       0.0000
   01/01/2005  to  12/31/2005            10.590451     11.289148       0.0000
---------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004            10.007756     10.216324       0.0000
   01/01/2005  to  12/31/2005            10.216324     10.559785       0.0000
---------------------------------------------------------------------------------

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


MET INVESTORS SERIES TRUST (CLASS B)


Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:



MET/AIM SMALL CAP GROWTH PORTFOLIO

SUBADVISER: AIM Capital Management, Inc.

INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

SUBADVISER: Goldman Sachs Asset Management, L.P.

INVESTMENT OBJECTIVE: The Goldman Sachs Mid-Cap Value Portfolio seeks long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.

JANUS AGGRESSIVE GROWTH PORTFOLIO

SUBADVISER: Janus Capital Management LLC

INVESTMENT OBJECTIVE: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.


LAZARD MID-CAP PORTFOLIO (formerly, Met/AIM Mid Cap Core Equity Portfolio)



SUBADVISER: Lazard Asset Management LLC (formerly, AIM Capital Management, Inc.)



INVESTMENT OBJECTIVE: The Lazard Mid Cap Portfolio seeks long-term growth of capital.


LEGG MASON VALUE EQUITY PORTFOLIO

SUBADVISER: Legg Mason Capital Management, Inc.

INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term capital appreciation.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO



SUBADVISER: Loomis, Sayles & Company, L.P.



INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and total return.


LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.


MFS(R) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS(R) Emerging Markets Equity Portfolio seeks capital appreciation.



MFS(R) RESEARCH INTERNATIONAL PORTFOLIO



SUBADVISER: Massachusetts Financial Services Company



INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.


NEUBERGER BERMAN REAL ESTATE PORTFOLIO

SUBADVISER: Neuberger Berman Management, Inc.

INVESTMENT OBJECTIVE: The Neuberger Berman Real Estate Portfolio seeks to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


RCM GLOBAL TECHNOLOGY PORTFOLIO



SUBADVISER: RCM Capital Management LLC


INVESTMENT OBJECTIVE: The RCM Global Technology Portfolio seeks capital appreciation; no consideration is given to income.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks to provide long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

SUBADVISER: Third Avenue Management LLC

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

TURNER MID-CAP GROWTH PORTFOLIO

SUBADVISER: Turner Investment Partners, Inc.

INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC. (CLASS B OR CLASS E, AS NOTED)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. The following Class B or Class E, as noted, portfolios are available under the contract:

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, Inc.

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, Inc., L.P. may delegate any of its responsibilities to Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary.

INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

SUBADVISER: Harris Associates L.P.

INVESTMENT OBJECTIVE: The Harris Oakmark Focused Value Portfolio seeks long-term capital appreciation.

JENNISON GROWTH PORTFOLIO

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

METLIFE STOCK INDEX PORTFOLIO

SUBADVISER: Metropolitan Life Insurance Company

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (formerly, Salomon Brothers U.S. Government Portfolio)



SUBADVISER: Western Asset Management Company (formerly, Salomon Brothers Asset Management Inc)



INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks a high level of current income with growth of capital, a secondary objective.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks growth of capital primarily through its investments in underlying portfolios that invest primarily in equity securities and secondarily through its investments in underlying portfolios that invest primarily in fixed income securities.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital through its investments in underlying portfolios that invest primarily in equity securities.

APPENDIX C
DESCRIPTION OF GMIB I

You can only elect the GMIB I at the time you purchase the contract and if you are age 75 or less. Once elected, the rider cannot be terminated except as described below. The GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

INCOME BASE. The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a)Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b)Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

   (i)is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

  (ii)is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to
      (1) or (2) as defined below:

      (1)The withdrawal adjustment for each withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that withdrawal; or

      (2)If total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding withdrawals occurred at the end of that contract year.

(c)An amount equal to premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB I payments and charges for the GMIB I rider.

OWNERSHIP. While the GMIB I rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the income base and GMIB I payments. If joint owners are named, the age of the oldest owner will be used to determine the income base.

Upon the exercise of the GMIB I, your annuity payments will be the greater of:

..   The annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

..   The annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")

EXERCISING THE GMIB I RIDER. When you elect to receive annuity payments under the GMIB I, you have your choice of two fixed annuity options:

..   A life annuity with a ten year period certain (period certain shortens for ages 80 and above); or

..   A joint survivor life annuity with 10 year period certain.

TERMINATING THE GMIB I RIDER. The GMIB I rider will terminate upon the earliest of:

..   The date you elect to receive annuity payments either under the GMIB I rider or the contract;

..   The 30th day following the contract anniversary immediately after your 85th birthday;

..   The date you make a complete withdrawal of your account value;

..   Death of the owner or death of the annuitant if a non-natural person owns the contract; or

..   Change of the owner, for any reason, unless we otherwise agree.

MetLife Investors currently waives the contractual requirement that terminates the GMIB I rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB I rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.

When the GMIB I rider terminates, the corresponding GMIB I rider charge terminates.

APPENDIX D
GUARANTEED MINIMUM INCOME BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges.

(1)THE 5% ANNUAL INCREASE AMOUNT

   Determining a value upon which future income payments can be based

   Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your account value fluctuates above and below your initial purchase payment depending on the investment performance of the investment options you selected. Your purchase payments accumulate at the annual increase rate of 5%, until the contract anniversary on or immediately after the contract owner's 85th birthday. Your purchase payments are also adjusted for any withdrawals made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the 5% Annual Increase Amount") is the value upon which future income payments can be based.

                                  [FLOW CHART]



   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

                                  [FLOW CHART]



(2)THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

   Determining a value upon which future income payments can be based

   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the account value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

                                    [GRAPHIC]

   Determining your guaranteed lifetime income stream

   Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the account value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

                                    [GRAPHIC]



(3)PUTTING IT ALL TOGETHER

   Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the income bases and the account value will cease to exist. Also, the Guaranteed Minimum Income Benefit may only be exercised no later than the contract anniversary on or following the contract owner's 85th birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

                                    [GRAPHIC]



   With the Guaranteed Minimum Income Benefit, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the account value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your account value would provide greater income than would the amount provided under the Guaranteed Minimum Income Benefit, you will have paid for the Guaranteed Minimum Income Benefit although it was never used.

                                    [GRAPHIC]




(4)THE GUARANTEED PRINCIPAL OPTION -- GMIB PLUS



   Initial purchase payment is $100,000. Assume that no withdrawals are taken. Assume that account value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.



   The effect of exercising the Guaranteed Principal Option:



   1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the account value 30 days after the 10th contract anniversary bringing the account value back up to $100,000.



   2) The GMIB Plus rider and rider fee terminates as of the date that the adjustment is made to the account value; the variable annuity contract continues.

   3) GMIB Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the account value.


                                    [CHART]




   *Withdrawals reduce the original purchase payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.



(5)THE OPTIONAL RESET -- GMIB PLUS



   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your account value at the first contract anniversary is $110,000 due to good market performance, and you elect an Optional Reset. (If you purchased your contract prior to February 27, 2006, you may elect an Optional Reset on any contract anniversary on or after the third contract anniversary and may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least three years since the last Optional Reset, provided all other requirements are met.)


   The effect of the Optional Reset election is:

   (1)The 5% Annual Increase Amount resets from $105,000 to $110,000;

   (2)The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first contract anniversary;

   (3)The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and

   (4)The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

   The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your account value at the second contract anniversary is $120,000 due to good market performance, and you elect an Optional Reset.

   The effect of the Optional Reset election is:

   (1)The 5% Annual Increase Amount resets from $115,500 to $120,000;

   (2)The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second contract anniversary;

   (3)The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and

   (4)The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

   The 5% Annual Increase Amount increases to $126,000 on the third anniversary ($120,000 increased by 5% per year, compounded annually). Assume your account value at the third contract anniversary is $130,000 due to good market performance, and you elect an Optional Reset.

   The effect of the Optional Reset election is:

   (1)The 5% Annual Increase Amount resets from $126,000 to $130,000;

   (2)The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the third contract anniversary;

   (3)The GMIB Plus rider charge is reset to the fee we charge new contract owners for GMIB Plus at that time; and

   (4)The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

   The 5% Annual Increase Amount increases to $136,500 on the fourth anniversary ($130,000 increased by 5% per year, compounded annually). Assume your account value at the fourth contract anniversary is $120,000 due to poor market performance. You may not elect an Optional Reset at this time, because the account value is less than the 5% Annual Increase Amount.

   The 5% Annual Increase Amount increases to $165,917 on the eighth anniversary ($136,500 increased by 5% per year, compounded annually for four years). Assume your account value at the eighth contract anniversary is $180,000 due to good market performance, but you do not elect an Optional Reset.

   Because you did not elect an Optional Reset:

   (1)The 5% Annual Increase Amount remains at $165,917;

   (2)The 10-year waiting period to annuitize the contract under the Guaranteed Minimum Income Benefit remains at the 13th contract anniversary (10 years from the date of the last reset);

   (3)The GMIB Plus rider charge remains at its current level; and

   (4)The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



                              [FLOW CHART]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, and applicable income taxes and penalties.

A. How Withdrawals Affect the Benefit Base


   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.


   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C. How Withdrawals Affect the Annual Benefit Payment

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
      Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E. Putting It All Together

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your account value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals         Value        Base
                 -------        -----------        -------      -------
 0                    0                0           100,000      105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350            7,350            42,650       75,600
 5                7,350            7,350            35,300       68,250
 6                7,350            7,350            27,950       60,900
 7                7,350            7,350            20,600       53,550
 8                7,350            7,350            13,250       46,200
 9                7,350            7,350             5,900       38,850
10                7,350            7,350                 0       31,500
11                7,350            7,350                 0       24,150
12                7,350            7,350                 0       16,800
13                7,350            7,350                 0        9,450
14                7,350            7,350                 0        2,100
15                2,100            2,100                 0            0
16
17
18

2. When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                                    [CHART]

              Annual Benefit    Cumulative         Account      Benefit
                 Payment        Withdrawals         Value        Base
                 -------        -----------        -------      -------
 0                   $0               $0          $100,000     $105,000
 1                7,350            7,350            85,000       97,650
 2                7,350            7,350            68,000       90,300
 3                7,350            7,350            50,000       82,950
 4                7,350           10,000            40,000       40,000
 5                2,800            2,800            37,200       37,200
 6                2,800            2,800            34,400       34,400
 7                2,800            2,800            31,600       31,600
 8                2,800            2,800            28,800       28,800
 9                2,800            2,800            26,000       26,000
10                2,800            2,800            23,200       23,200
11                2,800            2,800            20,400       20,400
12                2,800            2,800            17,600       17,600
13                2,800            2,800            14,800       14,800
14                2,800            2,800            12,000       12,000
15                2,800            2,800             9,200        9,200
16                2,800            2,800             6,400        6,400
17                2,800            2,800             3,600        3,600
18                2,800            2,800               800          800

F. How the Optional Reset Works If Elected on the 5th Contract Anniversary (may be elected prior to age 86) -- GWB I

Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The account value on the fifth contract anniversary grew due to market performance to $195,850. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $195,850, and the Annual Benefit Payment would become 7% x $195,850 = $13,710.

The account value on the tenth contract anniversary grew due to market performance to $250,488. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $250,488, and the Annual Benefit Payment would become 7% x $250,488 = $17,534.

The account value on the fifteenth contract anniversary grew due to market performance to $395,016. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $395,016, and the Annual Benefit Payment would become 7% x $395,016 = $27,651.

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

                                    [CHART]

              Annual Benefit     Cumulative       Account
                Payment         Withdrawals        Value
              --------------    -----------       -------
 1              $ 7,350.00      $  7,350.00      $105,000.00
 2                7,350.00        14,700.00       125,000.00
 3                7,350.00        22,050.00       130,000.00
 4                7,350.00        29,400.00       145,000.00
 5                7,350.00        36,750.00       185,000.00
 6               13,709.50        50,459.50       195,850.00
 7               13,709.50        64,169.00       175,000.00
 8               13,709.50        77,878.50       185,200.00
 9               13,709.50        91,588.00       189,300.00
10               13,709.50       105,297.50       205,200.00
11               17,534.16       122,831.70       250,488.00
12               17,534.16       140,365.80       260,322.00
13               17,534.16       157,900.00       245,000.00
14               17,534.16       175,434.10       285,000.00
15               17,534.16       192,968.30       315,000.00
16               27,651.12       220,619.40       395,016.00
17               27,651.12       248,270.50       410,100.00
18               27,651.12       275,921.70       425,200.00
19               27,651.12       303,572.80       420,200.00
20               27,651.12       331,223.90       452,000.00



G. How the Optional Reset Works If Elected on the 3rd Contract Anniversary (may be elected prior to age 86) -- ENHANCED GWB


Assume that a contract had an initial purchase payment of $100,000 and the fee is .50%. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


The account value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.

The account value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The account value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.


The period of time over which the Annual Benefit Payment may be taken would be lengthened.


                        [CHART]

       Annual
      Benefit    Cumulative    Account
      Payment    Withdrawls     Value
      -------    ----------    -------
1       7350         7350      105000
2       7350        14700      125000
3       7350        22050      130000
4      10385        32435      148350
5      10385        42819      185000
6      10385        53204      195000
7      12590        65794      179859
8      12590        78384      210000
9      12590        90974      223000
10     19781       110755      282582
11     19781       130535      270000
12     19781       150316      278000
13         0            0      315000




H. How an Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment



Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.



Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the account value at the end of 5 years is $80,000. If an Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%).



Under these circumstances, the Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

I. Annual Benefit Payment Continuing When Account Value Reaches Zero


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).

Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the account value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.

                                    [CHART]

Annual
Benefit     Cummulative        Account          Benefit
Payment     Withdrawals         Value            Base
--------    ------------      ---------        ---------
$7,350         $7,350          $100,000        $105,000
 7,350         14,700            73,000          97,650
 7,350         22,050            52,750          90,300
 7,350         29,400          37,562.5          82,950
 7,350         36,750         26,171.88          75,600
 7,350         44,100         17,628.91          68,250
 7,350         51,450         11,221.68          60,900
 7,350         58,800          6,416.26          53,550
 7,350         66,150         2,812.195          46,200
 7,350         73,500          109.1461          38,850
 7,350         80,850                 0          31,500
 7,350         88,200                 0          24,150
 7,350         95,550                 0          16,800
 7,350        102,900                 0           9,450
 2,100        105,000                 0           2,100
     0                                                0

                      STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                                      AND

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA

                                    CLASS C


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2006, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2006.



SAI-506CAC

           TABLE OF CONTENTS                                 PAGE...

           COMPANY..............................................  2

           EXPERTS..............................................  2

           CUSTODIAN............................................  2

           DISTRIBUTION.........................................  2

           CALCULATION OF PERFORMANCE INFORMATION...............  3
              Total Return......................................  3
              Historical Unit Values............................  4
              Reporting Agencies................................  4

           ANNUITY PROVISIONS...................................  5
              Variable Annuity..................................  5
              Fixed Annuity.....................................  6
              Mortality and Expense Guarantee...................  6
              Legal or Regulatory Restrictions on Transactions..  6

           TAX STATUS OF THE CONTRACTS..........................  6

           CONDENSED FINANCIAL INFORMATION......................  8
              Class C...........................................  8

           FINANCIAL STATEMENTS................................. 36

COMPANY

MetLife Investors Insurance Company (MetLife Investors) was originally incorporated on September 6, 1972, as Industrial Indemnity Life Insurance Company, a California corporation, and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased MetLife Investors which on that date changed its name to Cova Financial Life Insurance Company. On
January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent company of MetLife Investors Insurance Company, the parent company of MetLife Investors Insurance Company of California. On December 31, 2002. MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company, and a listed company on the New York Stock Exchange. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company of California on February 12, 2001.

MetLife Investors is presently licensed to do business in the state of California.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with MetLife Investors. Under the agreement, MetLife agreed, without limitation as to the amount, to cause MetLife Investors to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2005, the capital and surplus of MetLife Investors was in excess of these minimum capital and surplus levels. MetLife and MetLife Investors entered into the agreement in part to enhance and maintain the financial strength of MetLife Investors as set forth in the agreement. Creditors of MetLife Investors (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of MetLife Investors with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to MetLife Investors. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Standard & Poor's Corp. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


EXPERTS


The financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.



The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.


CUSTODIAN


MetLife Investors Insurance Company of California, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information --

Distribution of the Contracts.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:


                                              Aggregate Amount of
                                              Commissions Retained
                          Aggregate Amount of by Distributor After
                          Commissions Paid to Payments to Selling
              Fiscal year     Distributor            Firms
              -----------     -----------            -----
                 2003         $11,225,106              $0
                 2004          $9,014,241              $0
                 2005          $7,986,011              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amount may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2005 ranged from $4,122,607 to $1,000. The amount of commissions paid to selected selling firms during 2005 ranged $26,272,688 to $0. The amount of total compensation (includes non-commission and commission amounts) paid to selected selling firms during 2005 ranged from $30,302,543 to $1.000. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company, MetLife Investors Insurance Company and MetLife Investors USA Insurance Company).



The following list sets forth the names of selling firms that received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


A.G. Edwards & Sons, Inc.



Commonwealth

Edward Jones
Firstar Investments
HSBC Brokerage
J.J.B Hilliard, W.L. Lyons, Inc.
Linsco Private Ledger
RBC Dain Rauscher, Inc.
Stifer, Nicolaus & Co., Incorporated
UBS Financial Services
Vision Investment Services
Wachovia Securities, LLC

There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges, GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the GWB rider charge is reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sale charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

   P (1 + T)/n /= ERV

Where:

   P = a hypothetical initial payment of $1,000
   T = average annual total return
   n = number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or applicable GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data

Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated GMIB, GWB or GMAB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT -- The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i)the net asset value per share of the portfolio at the end of the current business day; plus

   (ii)any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i)the separate account product charges and for each day since the last business day. The daily charge is
       equal to the annual separate account product charges divided by 365; plus

   (ii)a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

..   You may not make a transfer from the fixed account to the Separate Account;

..   Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

..   You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.



REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically,
Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death.

However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



Final income tax regulations regarding minimum distribution requirements were released in June 2004.



These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2005. See "Purchase -- Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.


CLASS C


CHART 3


1.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                       NUMBER OF
                                         ACCUMULATION  ACCUMULATION   ACCUMULATION
                                         UNIT VALUE AT UNIT VALUE AT     UNITS
                                         BEGINNING OF     END OF     OUTSTANDING AT
                                            PERIOD        PERIOD     END OF PERIOD
-----------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   10/09/2001  to  12/31/2001              10.000000     11.840229        10.0000
   01/01/2002  to  12/31/2002              11.840229      8.426214    16,122.5558
   01/01/2003  to  12/31/2003               8.426214     11.486783    28,229.2107
   01/01/2004  to  12/31/2004              11.486783     12.000973    19,647.6519
   01/01/2005  to  12/31/2005              12.000973     12.755483    16,828.2149
-----------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004  to  12/31/2004               9.998479     11.935719     4,541.9924
   01/01/2005  to  12/31/2005              11.935719     13.186545     2,102.8364
-----------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   10/09/2001  to  12/31/2001              10.000000     10.924432        10.0000
   01/01/2002  to  12/31/2002              10.924432      8.783853     9,798.6764
   01/01/2003  to  12/31/2003               8.783853     11.638223    36,057.8946
   01/01/2004  to  12/31/2004              11.638223     13.769159    23,570.3897
   01/01/2005  to  12/31/2005              13.769159     15.441940    19,479.6146
-----------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   04/27/2001  to  12/31/2001               8.648464      7.285714        11.5627
   01/01/2002  to  12/31/2002               7.285714      5.161212    20,004.6643
   01/01/2003  to  12/31/2003               5.161212      6.632300    50,600.4916
   01/01/2004  to  12/31/2004               6.632300      7.059930    25,325.6106
   01/01/2005  to  12/31/2005               7.059930      7.871843    15,413.2740
-----------------------------------------------------------------------------------

1.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                               NUMBER OF
                                              ACCUMULATION     ACCUMULATION   ACCUMULATION
                                              UNIT VALUE AT    UNIT VALUE AT     UNITS
                                              BEGINNING OF        END OF     OUTSTANDING AT
                                                 PERIOD           PERIOD     END OF PERIOD
-------------------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT (CLASS B))
   10/09/2001  to  12/31/2001                   10.000000        10.980009        10.0000
   01/01/2002  to  12/31/2002                   10.980009         9.612701     4,152.1929
   01/01/2003  to  12/31/2003                    9.612701        11.906570    19,886.0407
   01/01/2004  to  12/31/2004                   11.906570        13.371066    10,509.4317
   01/01/2005  to  12/31/2005                   13.371066        14.184521     6,175.3970
-------------------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005                   10.246380        10.617665         0.0000
-------------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   14.059023        13.935729       904.7531
   01/01/2002  to  12/31/2002                   13.935729        13.601843    23,760.7273
   01/01/2003  to  12/31/2003                   13.601843        15.910789    57,706.7174
   01/01/2004  to  12/31/2004                   15.910789        16.893911    36,923.8076
   01/01/2005  to  12/31/2005                   16.893911        16.832770    19,007.2290
-------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   42.815885        41.265681       302.9208
   01/01/2002  to  12/31/2002                   41.265681        33.168661    12,590.4288
   01/01/2003  to  12/31/2003                   33.168661        42.567883    28,770.4322
   01/01/2004  to  12/31/2004                   42.567883        47.070287    17,882.4024
   01/01/2005  to  12/31/2005                   47.070287        47.777236    13,207.8483
-------------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   04/27/2001  to  12/31/2001                    9.519967         8.355529        10.5042
   01/01/2002  to  12/31/2002                    8.355529         7.234336    23,640.9187
   01/01/2003  to  12/31/2003                    7.234336         9.377452    30,501.5706
   01/01/2004  to  12/31/2004                    9.377452        11.005663    28,654.5613
   01/01/2005  to  12/31/2005                   11.005663        12.578868    16,336.4049
-------------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   10.064193        10.123246         9.9362
   01/01/2002  to  12/31/2002                   10.123246        10.046614     3,899.6626
   01/01/2003  to  12/31/2003                   10.046614         9.905288    13,533.8453
   01/01/2004  to  12/31/2004                    9.905288         9.785589     6,527.3076
   01/01/2005  to  04/30/2005                    9.785589         9.784024         0.0000
-------------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                    9.998479        12.794986     6,815.4922
   01/01/2005  to  12/31/2005                   12.794986        14.230000     2,722.6457
-------------------------------------------------------------------------------------------

1.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   9.472551      8.441032         10.5568
   01/01/2002  to  12/31/2002                   8.441032      6.236469     42,209.3298
   01/01/2003  to  12/31/2003                   6.236469      7.868815    107,800.7995
   01/01/2004  to  12/31/2004                   7.868815      8.218854     85,476.8401
   01/01/2005  to  12/31/2005                   8.218854      8.449002     59,714.0507
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.000000     10.404570     48,547.0639
   01/01/2004  to  12/31/2004                  10.404570     11.133696     39,069.1618
   01/01/2005  to  12/31/2005                  11.133696     11.081785     20,411.2429
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   9.985193     10.504077      2,401.2573
   01/01/2002  to  12/31/2002                  10.504077     11.269887     56,865.1624
   01/01/2003  to  12/31/2003                  11.269887     11.539697    111,897.4793
   01/01/2004  to  12/31/2004                  11.539697     11.891821     93,951.8384
   01/01/2005  to  12/31/2005                  11.891821     11.936829     47,189.6470
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   9.145551      8.041271         10.9343
   01/01/2002  to  12/31/2002                   8.041271      6.250922     12,545.3207
   01/01/2003  to  12/31/2003                   6.250922      7.629894     22,832.7525
   01/01/2004  to  11/19/2004                   7.629894      7.806990     16,154.1908
---------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   7.816198      6.074755         12.7939
   01/01/2002  to  12/31/2002                   6.074755      2.937996      7,368.8706
   01/01/2003  to  12/31/2003                   2.937996      4.544634      8,513.6880
   01/01/2004  to  12/31/2004                   4.544634      4.268726      9,803.4780
   01/01/2005  to  12/31/2005                   4.268726      4.652342      5,986.6452
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   9.586900      8.211448         10.4309
   01/01/2002  to  12/31/2002                   8.211448      4.510946     27,893.3267
   01/01/2003  to  12/31/2003                   4.510946      6.050840     54,904.9416
   01/01/2004  to  12/31/2004                   6.050840      6.998318     32,078.6040
   01/01/2005  to  12/31/2005                   6.998318      7.875340     16,264.1915
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2002  to  12/31/2002                  10.000000      8.207727     12,965.3019
   01/01/2003  to  12/31/2003                   8.207727     11.394974     44,066.6155
   01/01/2004  to  12/31/2004                  11.394974     14.150432     28,511.5300
   01/01/2005  to  12/31/2005                  14.150432     16.042051     21,238.9988
---------------------------------------------------------------------------------------

1.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                              NUMBER OF
                                                ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                UNIT VALUE AT UNIT VALUE AT     UNITS
                                                BEGINNING OF     END OF     OUTSTANDING AT
                                                   PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004  to  12/31/2004                      9.998479     11.081524     1,664.4029
   01/01/2005  to  12/31/2005                     11.081524     12.114562     1,287.8175
------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                      9.998479     10.444315         0.0000
------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                      9.783649      9.857293     5,188.6643
------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/27/2001  to  12/31/2001                     10.855312     10.125565         9.2121
   01/01/2002  to  12/31/2002                     10.125565      8.294725    40,122.5690
   01/01/2003  to  12/31/2003                      8.294725     10.645503    93,251.6595
   01/01/2004  to  12/31/2004                     10.645503     11.718663    59,000.8392
   01/01/2005  to  12/31/2005                     11.718663     12.670581    44,207.9156
------------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   04/27/2001  to  12/31/2001                     10.589457     11.911307         9.4434
   01/01/2002  to  12/31/2002                     11.911307     10.632791    25,098.5267
   01/01/2003  to  12/31/2003                     10.632791     13.812463    50,306.8603
   01/01/2004  to  12/31/2004                     13.812463     14.867391    24,239.5929
   01/01/2005  to  12/31/2005                     14.867391     16.012543    19,040.0157
------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002  to  12/31/2002                     10.000000      7.605115    26,638.8705
   01/01/2003  to  12/31/2003                      7.605115      9.682520    46,628.4287
   01/01/2004  to  12/31/2004                      9.682520     10.354060    30,437.0721
   01/01/2005  to  12/31/2005                     10.354060     11.540848    22,077.1227
------------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001  to  12/31/2001                     10.000000     10.838729        10.0000
   01/01/2002  to  12/31/2002                     10.838729      8.244099    13,113.1869
   01/01/2003  to  12/31/2003                      8.244099     10.348811    30,127.2780
   01/01/2004  to  12/31/2004                     10.348811     11.202844    30,675.7012
   01/01/2005  to  12/31/2005                     11.202844     11.479328    22,259.9211
------------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                     15.072970     15.012670     1,485.1557
------------------------------------------------------------------------------------------

1.85% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                      NUMBER OF
                                        ACCUMULATION  ACCUMULATION   ACCUMULATION
                                        UNIT VALUE AT UNIT VALUE AT     UNITS
                                        BEGINNING OF     END OF     OUTSTANDING AT
                                           PERIOD        PERIOD     END OF PERIOD
----------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004             10.300094     10.683922     58,272.9860
   01/01/2005  to  12/31/2005             10.683922     11.577371     60,884.2895
----------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004             10.100278     10.388031    105,110.1233
   01/01/2005  to  12/31/2005             10.388031     10.924448    177,168.2942
----------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004              9.940425     10.104276          0.0000
   01/01/2005  to  12/31/2005             10.104276     10.363953          0.0000
----------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004             10.240149     10.598859    193,257.4719
   01/01/2005  to  12/31/2005             10.598859     11.354567    208,420.4119
----------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004             10.010360     10.224440     89,882.7923
   01/01/2005  to  12/31/2005             10.224440     10.620994    181,023.1491
----------------------------------------------------------------------------------

CHART 4


1.95% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                8.633255     11.461223    33,881.6914
   01/01/2004  to  12/31/2004               11.461223     11.962265    39,272.8328
   01/01/2005  to  12/31/2005               11.962265     12.701673    27,390.0691
------------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                9.998397     11.927714    13,117.6965
   01/01/2005  to  12/31/2005               11.927714     13.164574    14,942.1157
------------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to  12/31/2003                8.677177     11.612325    45,554.1178
   01/01/2004  to  12/31/2004               11.612325     13.724756    51,262.8568
   01/01/2005  to  12/31/2005               13.724756     15.376806    48,715.3119
------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                5.445302      6.614545    69,319.2373
   01/01/2004  to  12/31/2004                6.614545      7.033972    60,707.6907
   01/01/2005  to  12/31/2005                7.033972      7.835087    34,870.7707
------------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT (CLASS B))
   05/01/2003  to  12/31/2003                9.645900     11.880101    27,183.1320
   01/01/2004  to  12/31/2004               11.880101     13.327972    24,918.9466
   01/01/2005  to  12/31/2005               13.327972     14.124717    17,423.2529
------------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005               10.246184     10.615920         0.0000
------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   05/01/2003  to  12/31/2003               14.535517     15.868232    69,476.5574
   01/01/2004  to  12/31/2004               15.868232     16.831840    70,568.4381
   01/01/2005  to  12/31/2005               16.831840     16.754206    55,579.8667
------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   05/01/2003  to  12/31/2003               34.174237     42.453930    37,846.2640
   01/01/2004  to  12/31/2004               42.453930     46.897242    32,994.3081
   01/01/2005  to  12/31/2005               46.897242     47.554144    30,929.3657
------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   05/01/2003  to  12/31/2003                7.253635      9.352342    34,615.2485
   01/01/2004  to  12/31/2004                9.352342     10.965198    57,009.2991
   01/01/2005  to  12/31/2005               10.965198     12.520131    47,138.0838
------------------------------------------------------------------------------------

1.95% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   9.985579      9.878798     37,506.1932
   01/01/2004  to  12/31/2004                   9.878798      9.749636     17,774.6124
   01/01/2005  to  04/30/2005                   9.749636      9.744900          0.0000
---------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                   9.998397     12.786410     21,135.1193
   01/01/2005  to  12/31/2005                  12.786410     14.206292     18,678.6624
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.473585      7.847734    114,501.1419
   01/01/2004  to  12/31/2004                   7.847734      8.188620    159,638.1738
   01/01/2005  to  12/31/2005                   8.188620      8.409532    129,008.7682
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.000000     10.397609     58,514.4465
   01/01/2004  to  12/31/2004                  10.397609     11.115098    112,817.1060
   01/01/2005  to  12/31/2005                  11.115098     11.052243     91,851.6551
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  11.485434     11.508812     70,011.4157
   01/01/2004  to  12/31/2004                  11.508812     11.848106     72,784.1535
   01/01/2005  to  12/31/2005                  11.848106     11.881093     81,427.9624
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.354971      7.609468     36,457.8670
   01/01/2004  to  11/19/2004                   7.609468      7.779203     37,806.7887
---------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   3.268861      4.532449     13,074.4898
   01/01/2004  to  12/31/2004                   4.532449      4.253011     22,659.3566
   01/01/2005  to  12/31/2005                   4.253011      4.630596     12,525.1203
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   4.705778      6.034637     86,122.2993
   01/01/2004  to  12/31/2004                   6.034637      6.972583     69,651.0572
   01/01/2005  to  12/31/2005                   6.972583      7.838563     62,185.4279
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   8.425003     11.375998     44,589.1117
   01/01/2004  to  12/31/2004                  11.375998     14.112717     49,760.0930
   01/01/2005  to  12/31/2005                  14.112717     15.983358     40,805.2507
---------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004  to  12/31/2004                   9.998397     11.074086     10,185.5232
   01/01/2005  to  12/31/2005                  11.074086     12.094369      6,167.5590
---------------------------------------------------------------------------------------

1.95% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                              NUMBER OF
                                                ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                UNIT VALUE AT UNIT VALUE AT     UNITS
                                                BEGINNING OF     END OF     OUTSTANDING AT
                                                   PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                      9.998397     10.437309          0.0000
------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                      9.744446      9.811288     16,389.2016
------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003  to  12/31/2003                      8.462180     10.617019     95,659.5797
   01/01/2004  to  12/31/2004                     10.617019     11.675597    119,859.8893
   01/01/2005  to  12/31/2005                     11.675597     12.611440    129,939.1347
------------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                     10.819204     13.775530     61,821.7550
   01/01/2004  to  12/31/2004                     13.775530     14.812774     53,343.8305
   01/01/2005  to  12/31/2005                     14.812774     15.937823     44,827.7630
------------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                      8.024909      9.666362     58,854.4144
   01/01/2004  to  12/31/2004                      9.666362     10.326422     55,328.1657
   01/01/2005  to  12/31/2005                     10.326422     11.498576     47,994.6670
------------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                      8.554059     10.325768      6,556.8589
   01/01/2004  to  12/31/2004                     10.325768     11.166699     73,023.6797
   01/01/2005  to  12/31/2005                     11.166699     11.430888     88,979.3788
------------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                     14.915392     14.845874          0.0000
------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     10.299558     10.682226     67,763.8261
   01/01/2005  to  12/31/2005                     10.682226     11.564000     78,477.0084
------------------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                     10.099752     10.386382    285,997.2739
   01/01/2005  to  12/31/2005                     10.386382     10.911828    759,848.7592
------------------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                      9.939907     10.102671     12,063.2264
   01/01/2005  to  12/31/2005                     10.102671     10.351978     26,787.9271
------------------------------------------------------------------------------------------

1.95% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                    NUMBER OF
                                      ACCUMULATION  ACCUMULATION   ACCUMULATION
                                      UNIT VALUE AT UNIT VALUE AT     UNITS
                                      BEGINNING OF     END OF     OUTSTANDING AT
                                         PERIOD        PERIOD     END OF PERIOD
--------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004           10.239617     10.597177    557,826.7171
   01/01/2005  to  12/31/2005           10.597177     11.341452    798,199.2440
--------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004           10.009839     10.222816     80,119.5795
   01/01/2005  to  12/31/2005           10.222816     10.608723    155,382.1150
--------------------------------------------------------------------------------

CHART 5


2.00% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                       NUMBER OF
                                         ACCUMULATION  ACCUMULATION   ACCUMULATION
                                         UNIT VALUE AT UNIT VALUE AT     UNITS
                                         BEGINNING OF     END OF     OUTSTANDING AT
                                            PERIOD        PERIOD     END OF PERIOD
-----------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   10/09/2001  to  12/31/2001              10.000000     11.836197        10.0000
   01/01/2002  to  12/31/2002              11.836197      8.410685       314.7201
   01/01/2003  to  12/31/2003               8.410685     11.448459     3,955.3360
   01/01/2004  to  12/31/2004              11.448459     11.942952     3,582.1287
   01/01/2005  to  12/31/2005              11.942952     12.674847     1,199.0160
-----------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004  to  12/31/2004               9.998356     11.923714       145.2544
   01/01/2005  to  12/31/2005              11.923714     13.153602       979.9570
-----------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   10/09/2001  to  12/31/2001              10.000000     10.920707        10.0000
   01/01/2002  to  12/31/2002              10.920707      8.767679       304.7985
   01/01/2003  to  12/31/2003               8.767679     11.599408     1,872.1367
   01/01/2004  to  12/31/2004              11.599408     13.702620       436.0401
   01/01/2005  to  12/31/2005              13.702620     15.344356     2,983.2193
-----------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   08/01/2001  to  12/31/2001               7.718332      7.289812        12.9562
   01/01/2002  to  12/31/2002               7.289812      5.156360       358.5087
   01/01/2003  to  12/31/2003               5.156360      6.616144     2,997.5388
   01/01/2004  to  12/31/2004               6.616144      7.032146     2,693.2407
   01/01/2005  to  12/31/2005               7.032146      7.829149     2,660.6342
-----------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT (CLASS B))
   10/09/2001  to  12/31/2001              10.000000     10.976269        10.0000
   01/01/2002  to  12/31/2002              10.976269      9.595007       763.8923
   01/01/2003  to  12/31/2003               9.595007     11.866859     2,533.0715
   01/01/2004  to  12/31/2004              11.866859     13.306444     1,183.1498
   01/01/2005  to  12/31/2005              13.306444     14.094875     1,241.6322
-----------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005              10.246086     10.615048         0.0000
-----------------------------------------------------------------------------------

2.00% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   08/01/2001  to  12/31/2001                  13.997431     13.943623         7.1442
   01/01/2002  to  12/31/2002                  13.943623     13.589148     1,088.0636
   01/01/2003  to  12/31/2003                  13.589148     15.872127     5,767.1673
   01/01/2004  to  12/31/2004                  15.872127     16.827533     3,814.7559
   01/01/2005  to  12/31/2005                  16.827533     16.741568     1,919.9711
---------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   08/01/2001  to  12/31/2001                  42.151033     41.289644         2.3724
   01/01/2002  to  12/31/2002                  41.289644     33.138079       476.4942
   01/01/2003  to  12/31/2003                  33.138079     42.464964     2,172.4573
   01/01/2004  to  12/31/2004                  42.464964     46.885921     1,251.9731
   01/01/2005  to  12/31/2005                  46.885921     47.518965     1,723.4767
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   08/01/2001  to  12/31/2001                   9.030039      8.360216        11.0741
   01/01/2002  to  12/31/2002                   8.360216      7.227526     1,249.4176
   01/01/2003  to  12/31/2003                   7.227526      9.354589     5,926.1538
   01/01/2004  to  12/31/2004                   9.354589     10.962337     4,308.7134
   01/01/2005  to  12/31/2005                  10.962337     12.510627     2,057.8290
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   08/01/2001  to  12/31/2001                  10.118298     10.128944         9.8831
   01/01/2002  to  12/31/2002                  10.128944     10.037211       164.4742
   01/01/2003  to  12/31/2003                  10.037211      9.881184     1,818.5247
   01/01/2004  to  12/31/2004                   9.881184      9.747102     2,184.9991
   01/01/2005  to  04/30/2005                   9.747102      9.740779         0.0000
---------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                   9.998356     12.782124       274.7170
   01/01/2005  to  12/31/2005                  12.782124     14.194452       898.5014
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   08/01/2001  to  12/31/2001                   9.149152      8.445763        10.9300
   01/01/2002  to  12/31/2002                   8.445763      6.230588     1,853.3333
   01/01/2003  to  12/31/2003                   6.230588      7.849613     4,968.9489
   01/01/2004  to  12/31/2004                   7.849613      8.186475     1,210.4362
   01/01/2005  to  12/31/2005                   8.186475      8.403139     4,075.8791
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.000000     10.394134     6,670.8206
   01/01/2004  to  12/31/2004                  10.394134     11.105815     5,618.8869
   01/01/2005  to  12/31/2005                  11.105815     11.037506     2,671.6443
---------------------------------------------------------------------------------------

2.00% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                       NUMBER OF
                                         ACCUMULATION  ACCUMULATION   ACCUMULATION
                                         UNIT VALUE AT UNIT VALUE AT     UNITS
                                         BEGINNING OF     END OF     OUTSTANDING AT
                                            PERIOD        PERIOD     END OF PERIOD
-----------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   08/01/2001  to  12/31/2001              10.291670     10.509943         9.7166
   01/01/2002  to  12/31/2002              10.509943     11.259283     2,532.9058
   01/01/2003  to  12/31/2003              11.259283     11.511554     5,651.2595
   01/01/2004  to  12/31/2004              11.511554     11.844988     4,347.7384
   01/01/2005  to  12/31/2005              11.844988     11.872043     4,166.7603
-----------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   08/01/2001  to  12/31/2001               8.702129      8.045779        11.4914
   01/01/2002  to  12/31/2002               8.045779      6.245031        11.4914
   01/01/2003  to  12/31/2003               6.245031      7.611301       491.7470
   01/01/2004  to  11/19/2004               7.611301      7.777635       823.6720
-----------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   08/01/2001  to  12/31/2001               7.023113      6.078185        14.2387
   01/01/2002  to  12/31/2002               6.078185      2.935223        14.2387
   01/01/2003  to  12/31/2003               2.935223      4.533561         0.0000
   01/01/2004  to  12/31/2004               4.533561      4.251921         0.0000
   01/01/2005  to  12/31/2005               4.251921      4.627103         0.0000
-----------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   08/01/2001  to  12/31/2001               8.712005      8.216069        11.4784
   01/01/2002  to  12/31/2002               8.216069      4.506699       907.9368
   01/01/2003  to  12/31/2003               4.506699      6.036086     2,839.9464
   01/01/2004  to  12/31/2004               6.036086      6.970762     1,164.3332
   01/01/2005  to  12/31/2005               6.970762      7.832612     1,355.0101
-----------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2002  to  12/31/2002              10.000000      8.199490       194.0546
   01/01/2003  to  12/31/2003               8.199490     11.366509     5,265.5858
   01/01/2004  to  12/31/2004              11.366509     14.093881     3,522.9561
   01/01/2005  to  12/31/2005              14.093881     15.954074     2,102.4901
-----------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004  to  12/31/2004               9.998356     11.070369         0.0000
   01/01/2005  to  12/31/2005              11.070369     12.084285         0.0000
-----------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005               9.998356     10.433808         0.0000
-----------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005               9.740285      9.803847       698.2139
-----------------------------------------------------------------------------------

2.00% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   08/01/2001  to  12/31/2001               10.447860     10.131238         9.5713
   01/01/2002  to  12/31/2002               10.131238      8.286912     2,066.0233
   01/01/2003  to  12/31/2003                8.286912     10.619550    10,494.0679
   01/01/2004  to  12/31/2004               10.619550     11.672528     8,905.5733
   01/01/2005  to  12/31/2005               11.672528     12.601842     5,520.9398
------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   08/01/2001  to  12/31/2001               11.572706     11.917960         8.6410
   01/01/2002  to  12/31/2002               11.917960     10.622765     1,461.9869
   01/01/2003  to  12/31/2003               10.622765     13.778783     2,806.8820
   01/01/2004  to  12/31/2004               13.778783     14.808845       880.2539
   01/01/2005  to  12/31/2005               14.808845     15.925655       873.8191
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002  to  12/31/2002               10.000000      7.597472       597.3105
   01/01/2003  to  12/31/2003                7.597472      9.658301     6,439.1181
   01/01/2004  to  12/31/2004                9.658301     10.312638     5,586.7369
   01/01/2005  to  12/31/2005               10.312638     11.477507     1,615.5818
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001  to  12/31/2001               10.000000     10.835035        10.0000
   01/01/2002  to  12/31/2002               10.835035      8.228910     1,320.2119
   01/01/2003  to  12/31/2003                8.228910     10.314288     1,306.6977
   01/01/2004  to  12/31/2004               10.314288     11.148694         0.0000
   01/01/2005  to  12/31/2005               11.148694     11.406769         0.0000
------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005               14.837222     14.763172         0.0000
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.299291     10.681379         0.0000
   01/01/2005  to  12/31/2005               10.681379     11.557321         0.0000
------------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.099490     10.385557    17,922.5539
   01/01/2005  to  12/31/2005               10.385557     10.905523    16,260.3136
------------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                9.939649     10.101868         0.0000
   01/01/2005  to  12/31/2005               10.101868     10.345995         0.0000
------------------------------------------------------------------------------------

2.00% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                    NUMBER OF
                                      ACCUMULATION  ACCUMULATION   ACCUMULATION
                                      UNIT VALUE AT UNIT VALUE AT     UNITS
                                      BEGINNING OF     END OF     OUTSTANDING AT
                                         PERIOD        PERIOD     END OF PERIOD
--------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004           10.239351     10.596336    23,561.0257
   01/01/2005  to  12/31/2005           10.596336     11.334900    51,501.7293
--------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004           10.009579     10.222004     9,439.3713
   01/01/2005  to  12/31/2005           10.222004     10.602593     9,409.5599
--------------------------------------------------------------------------------

CHART 6


2.10% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                               NUMBER OF
                                             ACCUMULATION      ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT     UNIT VALUE AT     UNITS
                                             BEGINNING OF         END OF     OUTSTANDING AT
                                                PERIOD            PERIOD     END OF PERIOD
-------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   10/09/2001  to  12/31/2001                  10.000000         11.833517        10.0000
   01/01/2002  to  12/31/2002                  11.833517          8.400363     1,417.0016
   01/01/2003  to  12/31/2003                   8.400363         11.423010       641.9661
   01/01/2004  to  12/31/2004                  11.423010         11.904457       381.7238
   01/01/2005  to  12/31/2005                  11.904457         12.621405       189.8980
-------------------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                   9.998274         11.915717       821.5461
   01/01/2005  to  12/31/2005                  11.915717         13.131686       338.5281
-------------------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   10/09/2001  to  12/31/2001                  10.000000         10.918227        10.0000
   01/01/2002  to  12/31/2002                  10.918227          8.756916       432.1212
   01/01/2003  to  12/31/2003                   8.756916         11.573593     1,232.7649
   01/01/2004  to  12/31/2004                  11.573593         13.658428     1,388.6131
   01/01/2005  to  12/31/2005                  13.658428         15.279629     1,106.8697
-------------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   8.648464          7.273333        11.5627
   01/01/2002  to  12/31/2002                   7.273333          5.139555       429.2750
   01/01/2003  to  12/31/2003                   5.139555          6.587999     3,723.4916
   01/01/2004  to  12/31/2004                   6.587999          6.995213     4,292.8233
   01/01/2005  to  12/31/2005                   6.995213          7.780271     3,901.3076
-------------------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT (CLASS B))
   10/09/2001  to  12/31/2001                  10.000000         10.973778        10.0000
   01/01/2002  to  12/31/2002                  10.973778          9.583231       446.3510
   01/01/2003  to  12/31/2003                   9.583231         11.840454     1,823.8013
   01/01/2004  to  12/31/2004                  11.840454         13.263532     1,899.6210
   01/01/2005  to  12/31/2005                  13.263532         14.035421     1,235.3380
-------------------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005                  10.245890         10.613303         0.0000
-------------------------------------------------------------------------------------------

2.10% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   04/27/2001  to  12/31/2001                  14.059023     13.912076         7.1129
   01/01/2002  to  12/31/2002                  13.912076     13.544852     5,698.6798
   01/01/2003  to  12/31/2003                  13.544852     15.804598     6,010.9072
   01/01/2004  to  12/31/2004                  15.804598     16.739148     6,886.5733
   01/01/2005  to  12/31/2005                  16.739148     16.637034     4,194.5064
---------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   04/27/2001  to  12/31/2001                  42.815885     41.195623         2.3356
   01/01/2002  to  12/31/2002                  41.195623     33.029514     1,297.1596
   01/01/2003  to  12/31/2003                  33.029514     42.283588     1,850.4923
   01/01/2004  to  12/31/2004                  42.283588     46.638882     1,932.5895
   01/01/2005  to  12/31/2005                  46.638882     47.221474     1,355.5018
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   9.519967      8.341342        10.5042
   01/01/2002  to  12/31/2002                   8.341342      7.203994     3,223.6713
   01/01/2003  to  12/31/2003                   7.203994      9.314826     2,263.0753
   01/01/2004  to  12/31/2004                   9.314826     10.904804     4,496.9153
   01/01/2005  to  12/31/2005                  10.904804     12.432570     2,378.2861
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   04/27/2001  to  12/31/2001                  10.064193     10.106064     6,121.0951
   01/01/2002  to  12/31/2002                  10.106064     10.004520     1,077.8202
   01/01/2003  to  12/31/2003                  10.004520      9.839155     1,727.6179
   01/01/2004  to  12/31/2004                   9.839155      9.695915     1,516.5957
   01/01/2005  to  04/30/2005                   9.695915      9.686465         0.0000
---------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                   9.998274     12.773556     1,646.9294
   01/01/2005  to  12/31/2005                  12.773556     14.170803       658.5662
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   04/27/2001  to  12/31/2001                   9.472551      8.426695        10.5568
   01/01/2002  to  12/31/2002                   8.426695      6.210289     4,954.9408
   01/01/2003  to  12/31/2003                   6.210289      7.816236     8,026.7037
   01/01/2004  to  12/31/2004                   7.816236      8.143496    11,332.5115
   01/01/2005  to  12/31/2005                   8.143496      8.350692     7,329.5235
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.000000     10.387187     6,183.2691
   01/01/2004  to  12/31/2004                  10.387187     11.087270     8,411.0018
   01/01/2005  to  12/31/2005                  11.087270     11.008089     4,981.3900
---------------------------------------------------------------------------------------

2.10% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                              NUMBER OF
                                                ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                UNIT VALUE AT UNIT VALUE AT     UNITS
                                                BEGINNING OF     END OF     OUTSTANDING AT
                                                   PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   04/27/2001  to  12/31/2001                      9.985193     10.486253        10.0148
   01/01/2002  to  12/31/2002                     10.486253     11.222686     9,837.4586
   01/01/2003  to  12/31/2003                     11.222686     11.462669    30,559.1246
   01/01/2004  to  12/31/2004                     11.462669     11.782865    32,043.4630
   01/01/2005  to  12/31/2005                     11.782865     11.798004    29,672.3010
------------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   04/27/2001  to  12/31/2001                      9.145551      8.027613        10.9343
   01/01/2002  to  12/31/2002                      8.027613      6.224695     4,650.9967
   01/01/2003  to  12/31/2003                      6.224695      7.578934     3,870.3066
   01/01/2004  to  11/19/2004                      7.578934      7.737709     2,617.1960
------------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   04/27/2001  to  12/31/2001                      7.816198      6.064428        12.7939
   01/01/2002  to  12/31/2002                      6.064428      2.925649       280.0430
   01/01/2003  to  12/31/2003                      2.925649      4.514266       389.4450
   01/01/2004  to  12/31/2004                      4.514266      4.229578         0.0000
   01/01/2005  to  12/31/2005                      4.229578      4.598203         0.0000
------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   04/27/2001  to  12/31/2001                      9.586900      8.197496        10.4309
   01/01/2002  to  12/31/2002                      8.197496      4.492007       394.3547
   01/01/2003  to  12/31/2003                      4.492007      6.010409     4,169.8562
   01/01/2004  to  12/31/2004                      6.010409      6.934155     5,792.2203
   01/01/2005  to  12/31/2005                      6.934155      7.783715     3,615.5355
------------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2002  to  12/31/2002                     10.000000      8.194000     1,656.9866
   01/01/2003  to  12/31/2003                      8.194000     11.347568     2,978.6212
   01/01/2004  to  12/31/2004                     11.347568     14.056302     2,757.9527
   01/01/2005  to  12/31/2005                     14.056302     15.895686     1,921.3617
------------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004  to  12/31/2004                      9.998274     11.062939         0.0000
   01/01/2005  to  12/31/2005                     11.062939     12.064142         0.0000
------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                      9.998274     10.426811         0.0000
------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                      9.685895      9.742643     1,513.7153
------------------------------------------------------------------------------------------

2.10% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/27/2001  to  12/31/2001               10.855312     10.108370         9.2121
   01/01/2002  to  12/31/2002               10.108370      8.259938     4,398.5774
   01/01/2003  to  12/31/2003                8.259938     10.574416     3,426.7741
   01/01/2004  to  12/31/2004               10.574416     11.611272     4,511.9918
   01/01/2005  to  12/31/2005               11.611272     12.523219     2,922.6975
------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   04/27/2001  to  12/31/2001               10.589457     11.891112         9.4434
   01/01/2002  to  12/31/2002               11.891112     10.588230     1,941.4794
   01/01/2003  to  12/31/2003               10.588230     13.720284     4,148.9679
   01/01/2004  to  12/31/2004               13.720284     14.731192     2,519.6432
   01/01/2005  to  12/31/2005               14.731192     15.826360     2,277.7409
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002  to  12/31/2002               10.000000      7.592378     2,648.3739
   01/01/2003  to  12/31/2003                7.592378      9.642193     4,083.1136
   01/01/2004  to  12/31/2004                9.642193     10.285121     4,233.3197
   01/01/2005  to  12/31/2005               10.285121     11.435478     3,030.9562
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001  to  12/31/2001               10.000000     10.832576        10.0000
   01/01/2002  to  12/31/2002               10.832576      8.218811        10.0000
   01/01/2003  to  12/31/2003                8.218811     10.291333         0.0000
   01/01/2004  to  12/31/2004               10.291333     11.112736         0.0000
   01/01/2005  to  12/31/2005               11.112736     11.358647         0.0000
------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005               14.682163     14.599207         0.0000
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.298755     10.679684     5,040.4488
   01/01/2005  to  12/31/2005               10.679684     11.543973     5,024.4176
------------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.098965     10.383908    11,789.4967
   01/01/2005  to  12/31/2005               10.383908     10.892925    26,485.1427
------------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                9.939131     10.100263         0.0000
   01/01/2005  to  12/31/2005               10.100263     10.334041         0.0000
------------------------------------------------------------------------------------

2.10% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                    NUMBER OF
                                      ACCUMULATION  ACCUMULATION   ACCUMULATION
                                      UNIT VALUE AT UNIT VALUE AT     UNITS
                                      BEGINNING OF     END OF     OUTSTANDING AT
                                         PERIOD        PERIOD     END OF PERIOD
--------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004           10.238819     10.594654    29,613.8813
   01/01/2005  to  12/31/2005           10.594654     11.321808    29,476.2316
--------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004           10.009058     10.220381     7,521.7814
   01/01/2005  to  12/31/2005           10.220381     10.590343     8,603.5844
--------------------------------------------------------------------------------

CHART 7


2.20% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                     NUMBER OF
                                    ACCUMULATION    ACCUMULATION    ACCUMULATION
                                    UNIT VALUE AT   UNIT VALUE AT      UNITS
                                    BEGINNING OF       END OF      OUTSTANDING AT
                                       PERIOD          PERIOD      END OF PERIOD
   ------------------------------------------------------------------------------
   MET INVESTORS SERIES TRUST

   MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
      05/01/2003  to  12/31/2003       8.707674       11.540760      2,244.1199
      01/01/2004  to  12/31/2004      11.540760       12.015117      8,758.1214
      01/01/2005  to  12/31/2005      12.015117       12.726042      7,137.5941
   ------------------------------------------------------------------------------
   GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
      05/01/2004  to  12/31/2004       9.998192       11.907728      3,389.9705
      01/01/2005  to  12/31/2005      11.907728       13.109814      2,966.6494
   ------------------------------------------------------------------------------
   HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
      05/01/2003  to  12/31/2003       8.751972       11.692887      3,302.8635
      01/01/2004  to  12/31/2004      11.692887       13.785392     18,377.9561
      01/01/2005  to  12/31/2005      13.785392       15.406303     21,936.1991
   ------------------------------------------------------------------------------
   JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
      05/01/2003  to  12/31/2003       5.505944        6.677059      2,859.3808
      01/01/2004  to  12/31/2004       6.677059        7.082674      5,320.5098
      01/01/2005  to  12/31/2005       7.082674        7.869701      5,397.9581
   ------------------------------------------------------------------------------
   LAZARD MID-CAP SUB-ACCOUNT
     (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT (CLASS B))
      05/01/2003  to  12/31/2003       9.728989       11.962451        792.6674
      01/01/2004  to  12/31/2004      11.962451       13.386766      3,845.7611
      01/01/2005  to  12/31/2005      13.386766       14.151717      3,685.5354
   ------------------------------------------------------------------------------
   LEGG MASON VALUE EQUITY SUB-ACCOUNT
      11/07/2005  to  12/31/2005      10.245695       10.611559          0.0000
   ------------------------------------------------------------------------------
   LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
      05/01/2003  to  12/31/2003      14.697264       16.018030      4,747.5126
      01/01/2004  to  12/31/2004      16.018030       16.948206     20,566.9689
      01/01/2005  to  12/31/2005      16.948206       16.828031     19,732.9863
   ------------------------------------------------------------------------------
   LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
      05/01/2003  to  12/31/2003      34.555426       42.855921      4,102.2601
      01/01/2004  to  12/31/2004      42.855921       47.222817      6,000.9911
      01/01/2005  to  12/31/2005      47.222817       47.765062      5,630.3728
   ------------------------------------------------------------------------------
   MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
      05/01/2003  to  12/31/2003       7.334391        9.440699        667.0364
      01/01/2004  to  12/31/2004       9.440699       11.041095     12,371.4052
      01/01/2005  to  12/31/2005      11.041095       12.575417     11,260.6380
   ------------------------------------------------------------------------------

2.20% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.096666      9.972016    172,905.6525
   01/01/2004  to  12/31/2004                   9.972016      9.816994     51,300.2715
   01/01/2005  to  04/30/2005                   9.816994      9.804231          0.0000
---------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                   9.998192     12.764997      6,764.8530
   01/01/2005  to  12/31/2005                  12.764997     14.147202      6,002.6777
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.545686      7.921912      4,056.7336
   01/01/2004  to  12/31/2004                   7.921912      8.245328     21,753.2146
   01/01/2005  to  12/31/2005                   8.245328      8.446691     18,361.4829
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.000000     10.380246      2,882.1778
   01/01/2004  to  12/31/2004                  10.380246     11.068762     31,752.8841
   01/01/2005  to  12/31/2005                  11.068762     10.978760     35,269.6055
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  11.613154     11.617358     23,697.4411
   01/01/2004  to  12/31/2004                  11.617358     11.929910     25,207.5843
   01/01/2005  to  12/31/2005                  11.929910     11.933334     38,701.1109
---------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   6.425734      7.681378          0.0000
   01/01/2004  to  11/19/2004                   7.681378      7.835364        815.3356
---------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   3.305316      4.575366      4,985.2151
   01/01/2004  to  12/31/2004                   4.575366      4.282527     12,859.5673
   01/01/2005  to  12/31/2005                   4.282527      4.651129      4,318.1605
---------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   4.758231      6.091734      4,131.4859
   01/01/2004  to  12/31/2004                   6.091734      7.020938      7,533.3613
   01/01/2005  to  12/31/2005                   7.020938      7.873283     12,952.8409
---------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2003  to  12/31/2003                   8.471513     11.419748      4,365.4678
   01/01/2004  to  12/31/2004                  11.419748     14.131547     14,435.1914
   01/01/2005  to  12/31/2005                  14.131547     15.964866     17,291.6455
---------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004  to  12/31/2004                   9.998192     11.055516      4,431.6030
   01/01/2005  to  12/31/2005                  11.055516     12.044039      3,530.5913
---------------------------------------------------------------------------------------

2.20% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                9.998192     10.419817         0.0000
------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                9.803573      9.854474    25,608.4544
------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   05/01/2003  to  12/31/2003                8.556367     10.717292    14,353.4996
   01/01/2004  to  12/31/2004               10.717292     11.756369    29,844.9305
   01/01/2005  to  12/31/2005               11.756369     12.667083    34,892.2059
------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003               10.939577     13.905578     8,255.8732
   01/01/2004  to  12/31/2004               13.905578     14.915178    17,555.4984
   01/01/2005  to  12/31/2005               14.915178     16.008064    18,288.0930
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                8.069248      9.703565     1,769.3008
   01/01/2004  to  12/31/2004                9.703565     10.340216    10,347.2147
   01/01/2005  to  12/31/2005               10.340216     11.485287    12,955.2841
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   05/01/2003  to  12/31/2003                8.627802     10.397428     9,261.9682
   01/01/2004  to  12/31/2004               10.397428     11.216052     6,383.1033
   01/01/2005  to  12/31/2005               11.216052     11.452829     6,814.1477
------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005               14.528669     14.437002         0.0000
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.298220     10.677989    22,834.1084
   01/01/2005  to  12/31/2005               10.677989     11.530646    24,729.9341
------------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.098439     10.382260    25,014.9627
   01/01/2005  to  12/31/2005               10.382260     10.880346    59,047.8744
------------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                9.938614     10.098659    15,532.2799
   01/01/2005  to  12/31/2005               10.098659     10.322104    15,461.3890
------------------------------------------------------------------------------------

2.20% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                    NUMBER OF
                                      ACCUMULATION  ACCUMULATION   ACCUMULATION
                                      UNIT VALUE AT UNIT VALUE AT     UNITS
                                      BEGINNING OF     END OF     OUTSTANDING AT
                                         PERIOD        PERIOD     END OF PERIOD
--------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004           10.238287     10.592973    14,868.4668
   01/01/2005  to  12/31/2005           10.592973     11.308736    46,122.1088
--------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004           10.008537     10.218758         0.0000
   01/01/2005  to  12/31/2005           10.218758     10.578112    22,710.3765
--------------------------------------------------------------------------------

CHART 8


2.25% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                               NUMBER OF
                                             ACCUMULATION      ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT     UNIT VALUE AT     UNITS
                                             BEGINNING OF         END OF     OUTSTANDING AT
                                                PERIOD            PERIOD     END OF PERIOD
-------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST

MET/AIM SMALL CAP GROWTH SUB-ACCOUNT
   10/09/2001  to  12/31/2001                  10.000000         11.829489       10.0000
   01/01/2002  to  12/31/2002                  11.829489          8.384889       10.0000
   01/01/2003  to  12/31/2003                   8.384889         11.384898      394.7892
   01/01/2004  to  12/31/2004                  11.384898         11.846906        0.0000
   01/01/2005  to  12/31/2005                  11.846906         12.541624        0.0000
-------------------------------------------------------------------------------------------
GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                   9.998151         11.903734      296.9218
   01/01/2005  to  12/31/2005                  11.903734         13.098888        0.0000
-------------------------------------------------------------------------------------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT
   10/09/2001  to  12/31/2001                  10.000000         10.914501       10.0000
   01/01/2002  to  12/31/2002                  10.914501          8.740772       10.0000
   01/01/2003  to  12/31/2003                   8.740772         11.534955      516.3422
   01/01/2004  to  12/31/2004                  11.534955         13.592384        0.0000
   01/01/2005  to  12/31/2005                  13.592384         15.183030        0.0000
-------------------------------------------------------------------------------------------
JANUS AGGRESSIVE GROWTH SUB-ACCOUNT
   08/01/2001  to  12/31/2001                   7.718332          7.282231       12.9562
   01/01/2002  to  12/31/2002                   7.282231          5.138103       12.9562
   01/01/2003  to  12/31/2003                   5.138103          6.576276      598.6719
   01/01/2004  to  12/31/2004                   6.576276          6.972272        0.0000
   01/01/2005  to  12/31/2005                   6.972272          7.743170        0.0000
-------------------------------------------------------------------------------------------
LAZARD MID-CAP SUB-ACCOUNT
  (FORMERLY MET/AIM MID CAP CORE EQUITY SUB-ACCOUNT (CLASS B))
   10/09/2001  to  12/31/2001                  10.000000         10.970039       10.0000
   01/01/2002  to  12/31/2002                  10.970039          9.565587       10.0000
   01/01/2003  to  12/31/2003                   9.565587         11.800961      568.8500
   01/01/2004  to  12/31/2004                  11.800961         13.199431      363.5867
   01/01/2005  to  12/31/2005                  13.199431         13.946723        0.0000
-------------------------------------------------------------------------------------------
LEGG MASON VALUE EQUITY SUB-ACCOUNT
   11/07/2005  to  12/31/2005                  10.245597         10.610687        0.0000
-------------------------------------------------------------------------------------------

2.25% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                           NUMBER OF
                                             ACCUMULATION  ACCUMULATION   ACCUMULATION
                                             UNIT VALUE AT UNIT VALUE AT     UNITS
                                             BEGINNING OF     END OF     OUTSTANDING AT
                                                PERIOD        PERIOD     END OF PERIOD
---------------------------------------------------------------------------------------
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT
   08/01/2001  to  12/31/2001                  13.997431     13.929118         7.1442
   01/01/2002  to  12/31/2002                  13.929118     13.541111         7.1442
   01/01/2003  to  12/31/2003                  13.541111     15.776564     1,983.1043
   01/01/2004  to  12/31/2004                  15.776564     16.684351     1,703.1203
   01/01/2005  to  12/31/2005                  16.684351     16.557788         0.0000
---------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT
   08/01/2001  to  12/31/2001                  42.151033     41.246677         2.3724
   01/01/2002  to  12/31/2002                  41.246677     33.020784         2.3724
   01/01/2003  to  12/31/2003                  33.020784     42.209120       596.6399
   01/01/2004  to  12/31/2004                  42.209120     46.486801       280.7170
   01/01/2005  to  12/31/2005                  46.486801     46.997154         0.0000
---------------------------------------------------------------------------------------
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT
   08/01/2001  to  12/31/2001                   9.030039      8.351514        11.0741
   01/01/2002  to  12/31/2002                   8.351514      7.201956        11.0741
   01/01/2003  to  12/31/2003                   7.201956      9.298241       714.2860
   01/01/2004  to  12/31/2004                   9.298241     10.869038     1,298.3581
   01/01/2005  to  12/31/2005                  10.869038     12.373282         0.0000
---------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
   08/01/2001  to  12/31/2001                  10.118298     10.118399         9.8831
   01/01/2002  to  12/31/2002                  10.118399     10.001729         9.8831
   01/01/2003  to  12/31/2003                  10.001729      9.821664       259.4309
   01/01/2004  to  12/31/2004                   9.821664      9.664132         0.0000
   01/01/2005  to  04/30/2005                   9.664132      9.649994         0.0000
---------------------------------------------------------------------------------------
NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT
   05/01/2004  to  12/31/2004                   9.998151     12.760718       601.8443
   01/01/2005  to  12/31/2005                  12.760718     14.135411         0.0000
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT
   08/01/2001  to  12/31/2001                   9.149152      8.436969        10.9300
   01/01/2002  to  12/31/2002                   8.436969      6.208524        10.9300
   01/01/2003  to  12/31/2003                   6.208524      7.802322     2,416.3543
   01/01/2004  to  12/31/2004                   7.802322      8.116785     2,306.6633
   01/01/2005  to  12/31/2005                   8.116785      8.310865         0.0000
---------------------------------------------------------------------------------------
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT
   05/01/2003  to  12/31/2003                  10.000000     10.376770     2,099.7486
   01/01/2004  to  12/31/2004                  10.376770     11.059510     2,233.8084
   01/01/2005  to  12/31/2005                  11.059510     10.964113         0.0000
---------------------------------------------------------------------------------------

2.25% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                              NUMBER OF
                                                ACCUMULATION  ACCUMULATION   ACCUMULATION
                                                UNIT VALUE AT UNIT VALUE AT     UNITS
                                                BEGINNING OF     END OF     OUTSTANDING AT
                                                   PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN SUB-ACCOUNT
   08/01/2001  to  12/31/2001                     10.291670     10.499015         9.7166
   01/01/2002  to  12/31/2002                     10.499015     11.219500         9.7166
   01/01/2003  to  12/31/2003                     11.219500     11.442232     1,623.6989
   01/01/2004  to  12/31/2004                     11.442232     11.744182     1,416.0948
   01/01/2005  to  12/31/2005                     11.744182     11.741695         0.0000
------------------------------------------------------------------------------------------
MET/PUTNAM RESEARCH SUB-ACCOUNT
   08/01/2001  to  12/31/2001                      8.702129      8.037404        11.4914
   01/01/2002  to  12/31/2002                      8.037404      6.222927        11.4914
   01/01/2003  to  12/31/2003                      6.222927      7.565436     1,426.7674
   01/01/2004  to  11/19/2004                      7.565436      7.713685       795.3732
------------------------------------------------------------------------------------------
RCM GLOBAL TECHNOLOGY SUB-ACCOUNT
   08/01/2001  to  12/31/2001                      7.023113      6.071856        14.2387
   01/01/2002  to  12/31/2002                      6.071856      2.924829        14.2387
   01/01/2003  to  12/31/2003                      2.924829      4.506250         0.0000
   01/01/2004  to  12/31/2004                      4.506250      4.215719         0.0000
   01/01/2005  to  12/31/2005                      4.215719      4.576290         0.0000
------------------------------------------------------------------------------------------
T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT
   08/01/2001  to  12/31/2001                      8.712005      8.207514        11.4784
   01/01/2002  to  12/31/2002                      8.207514      4.490732        11.4784
   01/01/2003  to  12/31/2003                      4.490732      5.999707     1,425.8534
   01/01/2004  to  12/31/2004                      5.999707      6.911409     1,213.3238
   01/01/2005  to  12/31/2005                      6.911409      7.746594         0.0000
------------------------------------------------------------------------------------------
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT
   05/01/2002  to  12/31/2002                     10.000000      8.185772        10.0000
   01/01/2003  to  12/31/2003                      8.185772     11.319216       961.3324
   01/01/2004  to  12/31/2004                     11.319216     14.000125       382.1020
   01/01/2005  to  12/31/2005                     14.000125     15.808516         0.0000
------------------------------------------------------------------------------------------
TURNER MID-CAP GROWTH SUB-ACCOUNT
   05/01/2004  to  12/31/2004                      9.998151     11.051806         0.0000
   01/01/2005  to  12/31/2005                     11.051806     12.033997         0.0000
------------------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK SUB-ACCOUNT
   05/01/2005  to  12/31/2005                      9.998151     10.416322         0.0000
------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005                      9.649307      9.696191     3,616.9288
------------------------------------------------------------------------------------------

2.25% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                        NUMBER OF
                                          ACCUMULATION  ACCUMULATION   ACCUMULATION
                                          UNIT VALUE AT UNIT VALUE AT     UNITS
                                          BEGINNING OF     END OF     OUTSTANDING AT
                                             PERIOD        PERIOD     END OF PERIOD
------------------------------------------------------------------------------------
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   08/01/2001  to  12/31/2001               10.447860     10.120696         9.5713
   01/01/2002  to  12/31/2002               10.120696      8.257592        19.7176
   01/01/2003  to  12/31/2003                8.257592     10.555580     1,177.2706
   01/01/2004  to  12/31/2004               10.555580     11.573176       829.7924
   01/01/2005  to  12/31/2005               11.573176     12.463486         0.0000
------------------------------------------------------------------------------------
HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
   08/01/2001  to  12/31/2001               11.572706     11.905572         8.6410
   01/01/2002  to  12/31/2002               11.905572     10.585189         8.6410
   01/01/2003  to  12/31/2003               10.585189     13.695808     1,108.1401
   01/01/2004  to  12/31/2004               13.695808     14.682813         0.0000
   01/01/2005  to  12/31/2005               14.682813     15.750820         0.0000
------------------------------------------------------------------------------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   05/01/2002  to  12/31/2002               10.000000      7.584747        10.0000
   01/01/2003  to  12/31/2003                7.584747      9.618084     1,054.3145
   01/01/2004  to  12/31/2004                9.618084     10.243989       625.2312
   01/01/2005  to  12/31/2005               10.243989     11.372735         0.0000
------------------------------------------------------------------------------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/09/2001  to  12/31/2001               10.000000     10.828879        10.0000
   01/01/2002  to  12/31/2002               10.828879      8.203658        10.0000
   01/01/2003  to  12/31/2003                8.203658     10.256991         0.0000
   01/01/2004  to  12/31/2004               10.256991     11.059014         0.0000
   01/01/2005  to  12/31/2005               11.059014     11.286846         0.0000
------------------------------------------------------------------------------------
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  (FORMERLY SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT (CLASS B))
   05/01/2005  to  12/31/2005               14.452524     14.356577         0.0000
------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST -- METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.297953     10.677142         0.0000
   01/01/2005  to  12/31/2005               10.677142     11.523985         0.0000
------------------------------------------------------------------------------------
METLIFE BALANCED STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004               10.098177     10.381436         0.0000
   01/01/2005  to  12/31/2005               10.381436     10.874060    15,492.3518
------------------------------------------------------------------------------------
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004                9.938355     10.097857         0.0000
   01/01/2005  to  12/31/2005               10.097857     10.316139         0.0000
------------------------------------------------------------------------------------

2.25% SEPARATE ACCOUNT PRODUCT CHARGES


                                                                    NUMBER OF
                                      ACCUMULATION  ACCUMULATION   ACCUMULATION
                                      UNIT VALUE AT UNIT VALUE AT     UNITS
                                      BEGINNING OF     END OF     OUTSTANDING AT
                                         PERIOD        PERIOD     END OF PERIOD
--------------------------------------------------------------------------------
METLIFE GROWTH STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004           10.238020     10.592132     6,518.9042
   01/01/2005  to  12/31/2005           10.592132     11.302203     1,973.4952
--------------------------------------------------------------------------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT
   11/22/2004  to  12/31/2004           10.008277     10.217947         0.0000
   01/01/2005  to  12/31/2005           10.217947     10.572000         0.0000
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the Company are included herein.

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of MetLife Investors Insurance Company of California and
Contract Owners of MetLife Investors Variable Annuity Account Five:

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Annuity Account Five (the Separate Account) of MetLife Investors Insurance Company of California as of
December 31, 2005, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two- year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors Variable Annuity Account Five of MetLife Investors Insurance Company of California as of December 31, 2005, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two-year period then ended, and their financial highlights for each of the periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
St. Louis, Missouri
March 31, 2006

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                     Met Investors
                                        -------------------------------------------------------------------------------
                                        Lord Abbett     Lord Abbett     Lord Abbett     Lord Abbett     Lord Abbett
                                        Growth and      Growth and         Bond            Bond           Growth
                                          Income          Income         Debenture       Debenture      Opportunity
                                         Portfolio      Portfolio B      Portfolio      Portfolio B      Portfolio
                                        ------------    ------------    ------------    ------------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors):
Met Investors Lord Abbett Growth and
 Income Portfolio                       $ 58,784,287    $          -    $          -    $          -    $          -
   2,130,637 shares; cost $47,219,033
Met Investors Lord Abbett Growth and
 Income Portfolio B                                -      51,085,794               -               -               -
   1,863,085 shares; cost $43,615,065
Met Investors Lord Abbett Bond
 Debenture Portfolio                               -               -       7,961,112               -               -
   648,299 shares; cost $7,687,903
Met Investors Lord Abbett Bond
 Debenture Portfolio B                             -               -               -      23,433,252               -
   1,922,334 shares; cost $22,956,140
Met Investors Lord Abbett Growth
 Opportunity Portfolio                             -               -               -               -       1,536,324
   150,768 shares; cost $1,152,174
Met Investors Lord Abbett Growth
 Opportunity Portfolio B                           -               -               -               -               -
   281,969 shares; cost $2,453,843
Met Investors Lord Abbett Mid-Cap
 Value Portfolio                                   -               -               -               -               -
   312,717 shares; cost $5,228,189
Met Investors Lord Abbett Mid-Cap
 Value Portfolio B                                 -               -               -               -               -
   804,750 shares; cost $14,607,277
                                        ------------    ------------    ------------    ------------    ------------
Total Investments                         58,784,287      51,085,794       7,961,112      23,433,252       1,536,324
Cash and Accounts Receivable                       -               -               -               -               -
Due from MetLife Investors Insurance
 Company                                           -               -               1               -               1
                                        ------------    ------------    ------------    ------------    ------------
Total Assets                            $ 58,784,287      51,085,794       7,961,113      23,433,252       1,536,325
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -               1               -               -               -
                                        ------------    ------------    ------------    ------------    ------------
NET ASSETS                              $ 58,784,287      51,085,793       7,961,113      23,433,252       1,536,325
                                        ============    ============    ============    ============    ============
Outstanding Units                          1,231,925       1,046,799         463,506       1,364,065         150,720
Unit Fair Values                        $      14.23    $      47.00    $      12.90    $      12.42    $      10.19
                                                  to              to              to              to              to
                                        $      53.80    $      52.55    $      17.40    $      18.12    $      10.45

                                        ------------------------
                                        Lord Abbett     Lord Abbett     Lord Abbett
                                          Growth          Mid-Cap         Mid-Cap
                                        Opportunity        Value           Value
                                        Portfolio B      Portfolio      Portfolio B
                                        ------------    ------------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors):
Met Investors Lord Abbett Growth and
 Income Portfolio                       $          -    $          -    $          -
   2,130,637 shares; cost $47,219,033
Met Investors Lord Abbett Growth and
 Income Portfolio B                                -               -               -
   1,863,085 shares; cost $43,615,065
Met Investors Lord Abbett Bond
 Debenture Portfolio                               -               -               -
   648,299 shares; cost $7,687,903
Met Investors Lord Abbett Bond
 Debenture Portfolio B                             -               -               -
   1,922,334 shares; cost $22,956,140
Met Investors Lord Abbett Growth
 Opportunity Portfolio                             -               -               -
   150,768 shares; cost $1,152,174
Met Investors Lord Abbett Growth
 Opportunity Portfolio B                   2,830,970               -               -
   281,969 shares; cost $2,453,843
Met Investors Lord Abbett Mid-Cap
 Value Portfolio                                   -       7,026,738               -
   312,717 shares; cost $5,228,189
Met Investors Lord Abbett Mid-Cap
 Value Portfolio B                                 -               -      17,929,823
   804,750 shares; cost $14,607,277
                                        ------------    ------------    ------------
Total Investments                          2,830,970       7,026,738      17,929,823
Cash and Accounts Receivable                       -               -               -
Due from MetLife Investors Insurance
 Company                                           -               5               -
                                        ------------    ------------    ------------
Total Assets                               2,830,970       7,026,743      17,929,823
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -               -               1
                                        ------------    ------------    ------------
NET ASSETS                                 2,830,970       7,026,743      17,929,822
                                        ============    ============    ============
Outstanding Units                            278,359         276,077         706,363
Unit Fair Values                        $       9.82    $      24.65    $      24.02
                                                  to              to              to
                                        $      10.38    $      25.56    $      26.45

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                       Met Investors
                                        ---------------------------------------------------------------------------
                                        Lord Abbett      Met/Putnam    Met/Putnam   Oppenheimer     Oppenheimer
                                         America's         Capital       Capital      Capital         Capital
                                           Value        Opportunities Opportunities Appreciation    Appreciation
                                        Portfolio B       Portfolio    Portfolio B   Portfolio      Portfolio B
                                        ------------    ------------- ------------- ------------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Lord Abbett America's
 Value Portfolio B                      $  6,253,220    $          -  $          -  $          -    $          -
   444,753 shares; cost $5,807,923
Met Investors Met/Putnam Capital
 Opportunities Portfolio                           -       4,523,393             -             -               -
   291,644 shares; cost $3,695,230
Met Investors Met/Putnam Capital
 Opportunities Portfolio B                         -               -       542,638             -               -
   35,328 shares; cost $397,158
Met Investors Oppenheimer Capital
 Appreciation Portfolio                            -               -             -     2,018,205               -
   232,245 shares; cost $1,868,592
Met Investors Oppenheimer Capital
 Appreciation Portfolio B                          -               -             -             -      14,175,268
   1,644,463 shares; cost $13,570,809
Met Investors PIMCO Inflation
 Protected Bond Portfolio B                        -               -             -             -               -
   1,177,346 shares; cost $12,547,979
Met Investors Janus Aggressive Growth
 Portfolio                                         -               -             -             -               -
   213,452 shares; cost $1,475,651
Met Investors Janus Aggressive Growth
 Portfolio B                                       -               -             -             -               -
   1,433,052 shares; cost $9,917,417
                                        ------------    ------------  ------------  ------------    ------------
Total Investments                          6,253,220       4,523,393       542,638     2,018,205      14,175,268
Cash and Accounts Receivable                       -               -             -             -               -
Due from MetLife Investors Insurance
 Company                                           -               1             -             1               -
                                        ------------    ------------  ------------  ------------    ------------
Total Assets                            $  6,253,220       4,523,394       542,638     2,018,206      14,175,268
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -               -             -             -               1
                                        ------------    ------------  ------------  ------------    ------------
NET ASSETS                              $  6,253,220       4,523,394       542,638     2,018,206      14,175,267
                                        ============    ============  ============  ============    ============
Outstanding Units                            433,986         255,463        30,510       190,414       1,662,013
Unit Fair Values                        $      14.08    $       8.42  $      15.16  $      10.60    $       8.31
                                                  to              to            to                            to
                                        $      14.52    $      17.91  $      18.17                  $       8.91

                                        --------------------------------
                                            PIMCO          Janus        Janus
                                          Inflation      Aggressive  Aggressive
                                        Protected Bond     Growth      Growth
                                         Portfolio B     Portfolio   Portfolio B
                                        --------------  ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Lord Abbett America's
 Value Portfolio B                       $          -   $          - $          -
   444,753 shares; cost $5,807,923
Met Investors Met/Putnam Capital
 Opportunities Portfolio                            -              -            -
   291,644 shares; cost $3,695,230
Met Investors Met/Putnam Capital
 Opportunities Portfolio B                          -              -            -
   35,328 shares; cost $397,158
Met Investors Oppenheimer Capital
 Appreciation Portfolio                             -              -            -
   232,245 shares; cost $1,868,592
Met Investors Oppenheimer Capital
 Appreciation Portfolio B                           -              -            -
   1,644,463 shares; cost $13,570,809
Met Investors PIMCO Inflation
 Protected Bond Portfolio B                12,668,248              -            -
   1,177,346 shares; cost $12,547,979
Met Investors Janus Aggressive Growth
 Portfolio                                          -      1,857,030            -
   213,452 shares; cost $1,475,651
Met Investors Janus Aggressive Growth
 Portfolio B                                        -              -   12,324,244
   1,433,052 shares; cost $9,917,417
                                         ------------   ------------ ------------
Total Investments                          12,668,248      1,857,030   12,324,244
Cash and Accounts Receivable                        -              -            -
Due from MetLife Investors Insurance
 Company                                            -              -            -
                                         ------------   ------------ ------------
Total Assets                               12,668,248      1,857,030   12,324,244
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            3              -            1
                                         ------------   ------------ ------------
NET ASSETS                                 12,668,245      1,857,030   12,324,243
                                         ============   ============ ============
Outstanding Units                           1,139,393        167,265    1,546,320
Unit Fair Values                         $      10.93   $      11.10 $       7.74
                                                   to                          to
                                         $      11.25                $       8.06

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                       Met Investors
                                        --------------------------------------------------------------------------------
                                           PIMCO        PIMCO         RCM      T. Rowe Price T. Rowe Price      MFS
                                        Total Return Total Return   Global        Mid-Cap       Mid-Cap      Research
                                            Bond         Bond     Technology      Growth        Growth     International
                                         Portfolio   Portfolio B  Portfolio B    Portfolio    Portfolio B    Portfolio
                                        ------------ ------------ ------------ ------------- ------------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors PIMCO Total Return Bond
 Portfolio                              $  4,656,137 $          - $          - $          -  $          -  $          -
   401,391 shares; cost $4,550,291
Met Investors PIMCO Total Return Bond
 Portfolio B                                       -   31,650,665            -            -             -             -
   2,752,232 shares; cost $31,530,548
Met Investors RCM Global Technology
 Portfolio B                                       -            -    1,030,919            -             -             -
   204,142 shares; cost $878,118
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio                                  -            -            -    2,190,426             -             -
   258,001 shares; cost $1,695,517
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio B                                -            -            -            -    12,242,441             -
   1,460,912 shares; cost $9,389,591
Met Investors MFS Research
 International Portfolio                           -            -            -            -             -     6,083,031
   467,926 shares; cost $4,197,734
Met Investors MFS Research
 International Portfolio B                         -            -            -            -             -             -
   1,248,961 shares; cost $13,298,108
Met Investors AIM Small-Cap Growth
 Portfolio B                                       -            -            -            -             -             -
   753,761 shares; cost $8,912,059
                                        ------------ ------------ ------------ ------------  ------------  ------------
Total Investments                          4,656,137   31,650,665    1,030,919    2,190,426    12,242,441     6,083,031
Cash and Accounts Receivable                       -            -            -            -             -             -
Due from MetLife Investors Insurance
 Company                                           1            -            -            1             -             1
                                        ------------ ------------ ------------ ------------  ------------  ------------
Total Assets                            $  4,656,138   31,650,665    1,030,919    2,190,427    12,242,441     6,083,032
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -            4            -            -             3             -
                                        ------------ ------------ ------------ ------------  ------------  ------------
NET ASSETS                              $  4,656,138   31,650,661    1,030,919    2,190,427    12,242,438     6,083,032
                                        ============ ============ ============ ============  ============  ============
Outstanding Units                            377,259    2,614,749      219,715      270,568     1,537,676       338,829
Unit Fair Values                        $      12.34 $      11.74 $       4.58 $       7.99  $       7.75  $      12.72
                                                  to           to           to           to            to            to
                                        $      12.68 $      12.59 $       4.76 $       8.15  $       8.30  $      18.32

                                        ---------------------------
                                             MFS          AIM
                                          Research     Small-Cap
                                        International   Growth
                                         Portfolio B  Portfolio B
                                        ------------- ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors PIMCO Total Return Bond
 Portfolio                              $          -  $          -
   401,391 shares; cost $4,550,291
Met Investors PIMCO Total Return Bond
 Portfolio B                                       -             -
   2,752,232 shares; cost $31,530,548
Met Investors RCM Global Technology
 Portfolio B                                       -             -
   204,142 shares; cost $878,118
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio                                  -             -
   258,001 shares; cost $1,695,517
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio B                                -             -
   1,460,912 shares; cost $9,389,591
Met Investors MFS Research
 International Portfolio                           -             -
   467,926 shares; cost $4,197,734
Met Investors MFS Research
 International Portfolio B                16,161,563             -
   1,248,961 shares; cost $13,298,108
Met Investors AIM Small-Cap Growth
 Portfolio B                                       -    10,183,314
   753,761 shares; cost $8,912,059
                                        ------------  ------------
Total Investments                         16,161,563    10,183,314
Cash and Accounts Receivable                       -             -
Due from MetLife Investors Insurance
 Company                                           -             -
                                        ------------  ------------
Total Assets                              16,161,563    10,183,314
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           9             1
                                        ------------  ------------
NET ASSETS                                16,161,554    10,183,313
                                        ============  ============
Outstanding Units                          1,266,878       789,854
Unit Fair Values                        $      12.37  $      12.54
                                                  to            to
                                        $      13.26  $      13.04

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                  Met Investors
                                     -------------------------------------------------------------------------------------------
                                                     Harris       Met/AIM    Third Avenue Third Avenue  Neuberger    Neuberger
                                       Lazard        Oakmark     Small-Cap    Small-Cap    Small-Cap     Berman       Berman
                                       Mid-Cap    International   Growth        Value        Value     Real Estate  Real Estate
                                     Portfolio B   Portfolio B   Portfolio    Portfolio   Portfolio B   Portfolio   Portfolio B
                                     ------------ ------------- ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Lazard Mid-Cap
 Portfolio B                         $  3,606,558 $          -  $          - $          - $          - $          - $          -
   265,774 shares; cost $3,349,434
Met Investors Harris Oakmark
 International Portfolio B                      -   10,792,417             -            -            -            -            -
   669,920 shares; cost $8,685,336
Met Investors Met/AIM Small-Cap
 Growth Portfolio                               -            -       299,962            -            -            -            -
   21,959 shares; cost $264,811
Met Investors Third Avenue Small-Cap
 Value Portfolio                                -            -             -      444,732            -            -            -
   26,775 shares; cost $370,142
Met Investors Third Avenue Small-Cap
 Value Portfolio B                              -            -             -            -    9,232,251                         -
   557,840 shares; cost $7,137,505
Met Investors Neuberger Berman Real
 Estate Portfolio                               -            -             -            -            -      821,171            -
   58,033 shares; cost $715,304
Met Investors Neuberger Berman Real
 Estate Portfolio B                             -            -             -            -            -            -    7,836,678
   555,399 shares; cost $6,768,211
Met Investors Turner Mid-Cap Growth
 Portfolio B                                    -            -             -            -            -            -            -
   86,982 shares; cost $872,907
                                     ------------ ------------  ------------ ------------ ------------ ------------ ------------
Total Investments                       3,606,558   10,792,417       299,962      444,732    9,232,251      821,171    7,836,678
Cash and Accounts Receivable                    -            -             -            -            -            -            -
Due from MetLife Investors Insurance
 Company                                        -            -             -            -            -            -            -
                                     ------------ ------------  ------------ ------------ ------------ ------------ ------------
Total Assets                         $  3,606,558   10,792,417       299,962      444,732    9,232,251      821,171    7,836,678
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -            1             -            -            3            1            1
                                     ------------ ------------  ------------ ------------ ------------ ------------ ------------
NET ASSETS                           $  3,606,558   10,792,416       299,962      444,732    9,232,248      821,170    7,836,677
                                     ============ ============  ============ ============ ============ ============ ============
Outstanding Units                         252,387      694,932        40,203       24,670      571,711       39,242      548,137
Unit Fair Values                     $      13.95 $      15.18  $       7.46 $      16.13 $      15.81 $      20.93 $      14.11
                                               to           to                         to           to                        to
                                     $      14.50 $      15.78               $      18.08 $      16.35              $      14.49

                                     -------------
                                       Turner
                                       Mid-Cap
                                       Growth
                                     Portfolio B
                                     ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Lazard Mid-Cap
 Portfolio B                         $          -
   265,774 shares; cost $3,349,434
Met Investors Harris Oakmark
 International Portfolio B                      -
   669,920 shares; cost $8,685,336
Met Investors Met/AIM Small-Cap
 Growth Portfolio                               -
   21,959 shares; cost $264,811
Met Investors Third Avenue Small-Cap
 Value Portfolio                                -
   26,775 shares; cost $370,142
Met Investors Third Avenue Small-Cap
 Value Portfolio B                              -
   557,840 shares; cost $7,137,505
Met Investors Neuberger Berman Real
 Estate Portfolio                               -
   58,033 shares; cost $715,304
Met Investors Neuberger Berman Real
 Estate Portfolio B                             -
   555,399 shares; cost $6,768,211
Met Investors Turner Mid-Cap Growth
 Portfolio B                            1,051,608
   86,982 shares; cost $872,907
                                     ------------
Total Investments                       1,051,608
Cash and Accounts Receivable                    -
Due from MetLife Investors Insurance
 Company                                        -
                                     ------------
Total Assets                            1,051,608
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        2
                                     ------------
NET ASSETS                              1,051,606
                                     ============
Outstanding Units                          86,600
Unit Fair Values                     $      12.01
                                               to
                                     $      12.34

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                     Met Investors
                                        -------------------------------------------------------------------------------
                                        Goldman Sachs    Defensive        Moderate        Balanced         Growth
                                           Mid-Cap       Strategy         Strategy        Strategy        Strategy
                                            Value         Fund of         Fund of         Fund of         Fund of
                                         Portfolio B      Fund B           Fund B          Fund B          Fund B
                                        -------------   ------------    ------------    ------------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Goldman Sachs Mid-Cap
 Value Portfolio B                      $  2,291,365    $          -    $          -    $          -    $          -
   182,579 shares; cost $2,100,578
Met Investors Defensive Strategy Fund
 of Fund B                                         -       4,652,330               -               -               -
   452,121 shares; cost $4,500,592
Met Investors Moderate Strategy Fund
 of Fund B                                         -               -      28,626,945               -               -
   2,708,320 shares; cost $27,412,240
Met Investors Balanced Strategy Fund of
 Fund B                                            -               -               -      85,583,664               -
   7,837,332 shares; cost $81,066,113
Met Investors Growth Strategy Fund of
 Fund B                                            -               -               -               -      75,989,322
   6,665,730 shares; cost $70,609,484
Met Investors Aggressive Strategy Fund
 of Fund B                                         -               -               -               -               -
   660,397 shares; cost $7,006,571
Met Investors Van Kampen Comstock
 Portfolio B                                       -               -               -               -               -
   306,429 shares; cost $3,123,708
Met Investors Cyclical Growth ETF
 Portfolio B                                       -               -               -               -               -
   4,001 shares; cost $40,794
                                        ------------    ------------    ------------    ------------    ------------
Total Investments                          2,291,365       4,652,330      28,626,945      85,583,664      75,989,322
Cash and Accounts Receivable                       -               -               -               -               -
Due from MetLife Investors Insurance
 Company                                           -               -               -               -               -
                                        ------------    ------------    ------------    ------------    ------------
Total Assets                            $  2,291,365       4,652,330      28,626,945      85,583,664      75,989,322
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -               3               4               3               2
                                        ------------    ------------    ------------    ------------    ------------
NET ASSETS                              $  2,291,365       4,652,327      28,626,941      85,583,661      75,989,320
                                        ============    ============    ============    ============    ============
Outstanding Units                            173,267         448,336       2,689,712       7,822,973       6,681,818
Unit Fair Values                        $      13.08    $      10.30    $      10.56    $      10.86    $      11.29
                                                  to              to              to              to              to
                                        $      13.43    $      10.43    $      10.69    $      10.99    $      11.43

                                        -------------------------
                                         Aggressive
                                          Strategy      Van Kampen       Cyclical
                                          Fund of        Comstock       Growth ETF
                                           Fund B       Portfolio B     Portfolio B
                                        ------------    ------------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Goldman Sachs Mid-Cap
 Value Portfolio B                      $          -    $          -    $          -
   182,579 shares; cost $2,100,578
Met Investors Defensive Strategy Fund
 of Fund B                                         -               -               -
   452,121 shares; cost $4,500,592
Met Investors Moderate Strategy Fund
 of Fund B                                         -               -               -
   2,708,320 shares; cost $27,412,240
Met Investors Balanced Strategy Fund of
 Fund B                                            -               -               -
   7,837,332 shares; cost $81,066,113
Met Investors Growth Strategy Fund of
 Fund B                                            -               -               -
   6,665,730 shares; cost $70,609,484
Met Investors Aggressive Strategy Fund
 of Fund B                                 7,713,432               -               -
   660,397 shares; cost $7,006,571
Met Investors Van Kampen Comstock
 Portfolio B                                       -       3,183,797               -
   306,429 shares; cost $3,123,708
Met Investors Cyclical Growth ETF
 Portfolio B                                       -               -          40,571
   4,001 shares; cost $40,794
                                        ------------    ------------    ------------
Total Investments                          7,713,432       3,183,797          40,571
Cash and Accounts Receivable                       -               -               -
Due from MetLife Investors Insurance
 Company                                           -               -               -
                                        ------------    ------------    ------------
Total Assets                               7,713,432       3,183,797          40,571
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           1               1               -
                                        ------------    ------------    ------------
NET ASSETS                                 7,713,431       3,183,796          40,571
                                        ============    ============    ============
Outstanding Units                            665,696         303,632           3,990
Unit Fair Values                        $      11.51    $      10.41    $      10.16
                                                  to              to              to
                                        $      11.65    $      10.52    $      10.17

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                           Met Investors                                   Russell
                                     ------------------------- ----------------------------------------------------------------
                                      Cyclical
                                     Growth and    Legg Mason  Multi-Style   Aggressive                            Real Estate
                                     Income ETF   Value Equity   Equity        Equity      Non-U.S.    Core Bond   Securities
                                     Portfolio B  Portfolio B     Fund          Fund         Fund        Fund         Fund
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Cyclical Growth and
 Income ETF Portfolio B              $     67,454 $          - $          - $          - $          - $          - $          -
   6,672 shares; cost $67,600
Met Investors Legg Mason Value
 Equity Portfolio B                             -            -            -            -            -            -            -
   - shares; cost $0
Russell Insurance Funds (Russell):
Russell Multi-Style Equity Fund                 -            -    3,300,258            -            -            -            -
   246,841 shares; cost $3,452,045
Russell Aggressive Equity Fund                  -            -            -      585,928            -            -            -
   40,690 shares; cost $511,549
Russell Non-U.S. Fund                           -            -            -            -    1,620,218            -            -
   127,777 shares; cost $1,383,831
Russell Core Bond Fund                          -            -            -            -            -    2,366,951            -
   231,374 shares; cost $2,366,646
Russell Real Estate Securities Fund             -            -            -            -            -            -      356,731
   20,644 shares; cost $251,305
AIM Variable Insurance Funds, Inc.
 (AIM):
AIM Capital Appreciation Fund                   -            -            -            -            -            -            -
   91,074 shares; cost $2,697,807
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
Total Investments                          67,454            -    3,300,258      585,928    1,620,218    2,366,951      356,731
Cash and Accounts Receivable                    -                         -            -            -            -            -
Due from MetLife Investors Insurance
 Company                                        -                         2            1            -            3            2
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
Total Assets                               67,454            -    3,300,260      585,929    1,620,218    2,366,954      356,733
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -                         -            -            -            -            -
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
NET ASSETS                           $     67,454            -    3,300,260      585,929    1,620,218    2,366,954      356,733
                                     ============ ============ ============ ============ ============ ============ ============
Outstanding Units                           6,658                   277,883       43,722      113,408      169,522       13,869
Unit Fair Values                     $      10.12 $      10.61 $      11.88 $      13.40 $      14.29 $      13.96 $      25.72
                                               to           to
                                     $      10.13 $      10.63

                                         AIM
                                     ------------

                                       Capital
                                     Appreciation
                                         Fund
                                     ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Cyclical Growth and
 Income ETF Portfolio B              $          -
   6,672 shares; cost $67,600
Met Investors Legg Mason Value
 Equity Portfolio B                             -
   - shares; cost $0
Russell Insurance Funds (Russell):
Russell Multi-Style Equity Fund                 -
   246,841 shares; cost $3,452,045
Russell Aggressive Equity Fund                  -
   40,690 shares; cost $511,549
Russell Non-U.S. Fund                           -
   127,777 shares; cost $1,383,831
Russell Core Bond Fund                          -
   231,374 shares; cost $2,366,646
Russell Real Estate Securities Fund             -
   20,644 shares; cost $251,305
AIM Variable Insurance Funds, Inc.
 (AIM):
AIM Capital Appreciation Fund           2,247,715
   91,074 shares; cost $2,697,807
                                     ------------
Total Investments                       2,247,715
Cash and Accounts Receivable                    -
Due from MetLife Investors Insurance
 Company                                        -
                                     ------------
Total Assets                            2,247,715
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        3
                                     ------------
NET ASSETS                              2,247,712
                                     ============
Outstanding Units                         202,445
Unit Fair Values                     $       6.54
                                               to
                                     $      12.25

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                           AIM                           Scudder II             MFS
                                         ---------------------------------------- ------------------------- ------------

                                           Capital    International International  Small-Cap    Government   Investors
                                         Appreciation    Growth        Growth       Growth      Securities     Trust
                                            Fund B        Fund         Fund B      Portfolio    Portfolio    Series B
                                         ------------ ------------- ------------- ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
AIM Variable Insurance
 Funds, Inc. (AIM), continued:
AIM Capital Appreciation Fund B          $    106,062 $          -  $          -  $          - $          - $          -
   4,341 shares; cost $84,252
AIM International Growth Fund                       -      342,819             -             -            -            -
   14,796 shares; cost $293,005
AIM International Growth Fund B                     -            -     1,003,751             -            -            -
   43,641 shares; cost $869,613
Scudder Variable Series II (Scudder II):
Scudder II Small-Cap Growth Portfolio               -            -             -       183,892            -            -
   13,642 shares; cost $235,863
Scudder II Government Securities
 Portfolio                                          -            -             -             -      281,570            -
   22,967 shares; cost $278,075
MFS Variable Insurance Trust (MFS):
MFS Investors Trust Series B                        -            -             -             -            -    1,284,034
   66,912 shares; cost $1,079,712
Metropolitan Series Funds, Inc.
 (MetLife):
MetLife Davis Venture Value A                       -            -             -             -            -            -
   5,991 shares; cost $159,220
MetLife Davis Venture Value E                       -            -             -             -            -            -
   1,046,940 shares; cost $26,782,854
                                         ------------ ------------  ------------  ------------ ------------ ------------
Total Investments                             106,062      342,819     1,003,751       183,892      281,570    1,284,034
Cash and Accounts Receivable                        -            -             -             -            -            -
Due from MetLife Investors Insurance
 Company                                            -            -             1             1            1            -
                                         ------------ ------------  ------------  ------------ ------------ ------------
Total Assets                             $    106,062      342,819     1,003,752       183,893      281,571    1,284,034
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            3            1             -             -            -            2
                                         ------------ ------------  ------------  ------------ ------------ ------------
NET ASSETS                               $    106,059      342,818     1,003,752       183,893      281,571    1,284,032
                                         ============ ============  ============  ============ ============ ============
Outstanding Units                               8,314       24,660        59,995        19,313       20,702      115,816
Unit Fair Values                         $      11.69 $       9.19  $      13.97  $       9.35 $      13.36 $      10.96
                                                   to           to            to            to           to           to
                                         $      22.78 $      14.65  $      21.15  $       9.53 $      13.61 $      11.17

                                                  MetLife
                                         -------------------------

                                            Davis        Davis
                                           Venture      Venture
                                           Value A      Value E
                                         ------------ ------------
ASSETS:
Investments at Fair Value:
AIM Variable Insurance
 Funds, Inc. (AIM), continued:
AIM Capital Appreciation Fund B          $          - $          -
   4,341 shares; cost $84,252
AIM International Growth Fund                       -            -
   14,796 shares; cost $293,005
AIM International Growth Fund B                     -            -
   43,641 shares; cost $869,613
Scudder Variable Series II (Scudder II):
Scudder II Small-Cap Growth Portfolio               -            -
   13,642 shares; cost $235,863
Scudder II Government Securities
 Portfolio                                          -            -
   22,967 shares; cost $278,075
MFS Variable Insurance Trust (MFS):
MFS Investors Trust Series B                        -            -
   66,912 shares; cost $1,079,712
Metropolitan Series Funds, Inc.
 (MetLife):
MetLife Davis Venture Value A                 185,180            -
   5,991 shares; cost $159,220
MetLife Davis Venture Value E                       -   32,203,876
   1,046,940 shares; cost $26,782,854
                                         ------------ ------------
Total Investments                             185,180   32,203,876
Cash and Accounts Receivable                        -            -
Due from MetLife Investors Insurance
 Company                                            2            -
                                         ------------ ------------
Total Assets                                  185,182   32,203,876
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            -            3
                                         ------------ ------------
NET ASSETS                                    185,182   32,203,873
                                         ============ ============
Outstanding Units                               5,405    2,466,071
Unit Fair Values                         $      34.26 $      12.46
                                                                to
                                                      $      36.24

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                     MetLife
                                     ------------------------------------------------------------------------------------------
                                       Harris                      MFS          MFS          MFS        Capital      Capital
                                       Oakmark     Jennison     Investors      Total        Total      Guardian     Guardian
                                       Focused      Growth        Trust        Return       Return    U.S. Equity  U.S. Equity
                                       Value B    Portfolio B   Series B      Series A     Series B    Series A     Series B
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds,
 Inc. (MetLife), continued:
MetLife Harris Oakmark Focused
 Value B                             $ 10,274,891 $          - $          - $          - $          - $          - $          -
   39,467 shares; cost $8,524,649
MetLife Jennison Growth Portfolio B             -   10,298,435            -            -            -            -            -
   835,234 shares; cost $8,464,946
MetLife MFS Investors Trust Series B            -            -    4,702,141            -            -            -            -
   482,766 shares; cost $3,671,239
MetLife MFS Total Return Series A               -            -            -      785,147            -            -            -
   5,302 shares; cost $740,740
MetLife MFS Total Return Series B               -            -            -            -    4,776,718            -            -
   32,570 shares; cost $4,492,292
MetLife Capital Guardian U.S. Equity
 Series A                                       -            -            -            -            -    8,076,368            -
   655,018 shares; cost $7,347,449
MetLife Capital Guardian U.S. Equity
 Series B                                       -            -            -            -            -            -    6,721,077
   547,765 shares; cost $6,005,403
MetLife Putnam International Stock
 Portfolio B                                    -            -            -            -            -            -            -
   135,028 shares; cost $1,262,509
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
Total Investments                      10,274,891   10,298,435    4,702,141      785,147    4,776,718    8,076,368    6,721,077
Cash and Accounts Receivable                    -            -            -            -            -            -            -
Due from MetLife Investors Insurance
 Company                                        -            -            2            -            -            -            -
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
Total Assets                         $ 10,274,891   10,298,435    4,702,143      785,147    4,776,718    8,076,368    6,721,077
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                       24            -            -            2            3            -            1
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
NET ASSETS                           $ 10,274,867   10,298,435    4,702,143      785,145    4,776,715    8,076,368    6,721,076
                                     ============ ============ ============ ============ ============ ============ ============
Outstanding Units                         638,062      913,032      411,016       18,317      271,749      675,865      562,184
Unit Fair Values                     $      15.75 $       4.90 $       8.69 $      42.86 $      11.49 $      11.95 $      11.63
                                               to           to           to                        to           to           to
                                     $      16.40 $      13.61 $      11.71              $      45.78 $      12.19 $      12.13

                                     --------------
                                        Putnam
                                     International
                                         Stock
                                      Portfolio B
                                     -------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds,
 Inc. (MetLife), continued:
MetLife Harris Oakmark Focused
 Value B                             $          -
   39,467 shares; cost $8,524,649
MetLife Jennison Growth Portfolio B             -
   835,234 shares; cost $8,464,946
MetLife MFS Investors Trust Series B            -
   482,766 shares; cost $3,671,239
MetLife MFS Total Return Series A               -
   5,302 shares; cost $740,740
MetLife MFS Total Return Series B               -
   32,570 shares; cost $4,492,292
MetLife Capital Guardian U.S. Equity
 Series A                                       -
   655,018 shares; cost $7,347,449
MetLife Capital Guardian U.S. Equity
 Series B                                       -
   547,765 shares; cost $6,005,403
MetLife Putnam International Stock
 Portfolio B                            1,798,571
   135,028 shares; cost $1,262,509
                                     ------------
Total Investments                       1,798,571
Cash and Accounts Receivable                    -
Due from MetLife Investors Insurance
 Company                                        -
                                     ------------
Total Assets                            1,798,571
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -
                                     ------------
NET ASSETS                              1,798,571
                                     ============
Outstanding Units                         105,927
Unit Fair Values                     $      14.55
                                               to
                                     $      17.28

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                       MetLife
                                     ------------------------------------------------------------------------------------------
                                      BlackRock    BlackRock                              BlackRock    BlackRock    BlackRock
                                        Money        Money        Stock        Stock        Bond         Bond       Strategic
                                       Market       Market        Index        Index       Income       Income        Value
                                      Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B  Portfolio B
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds,
 Inc. (MetLife), continued:
MetLife BlackRock Money Market
 Portfolio                           $  1,055,722 $          - $          - $          - $          - $          - $          -
   10,557 shares; cost $1,055,722
MetLife BlackRock Money Market
 Portfolio B                                    -    9,834,783            -            -            -            -            -
   98,348 shares; cost $9,834,783
MetLife Stock Index Portfolio                   -            -       60,086            -            -            -            -
   1,810 shares; cost $55,254
MetLife Stock Index Portfolio B                 -            -            -   10,241,418            -            -            -
   315,996 shares; cost $8,908,386
MetLife BlackRock Bond Income
 Portfolio                                      -            -            -            -      725,965            -            -
   6,570 shares; cost $716,509
MetLife BlackRock Bond Income
 Portfolio B                                    -            -            -            -            -    1,180,324            -
   10,809 shares; cost $1,178,334
MetLife BlackRock Strategic Value
 Portfolio B                                    -            -            -            -            -            -      569,075
   30,995 shares; cost $544,000
MetLife Franklin Templeton
 Small-Cap Portfolio B                          -            -            -            -            -            -            -
   167,900 shares; cost $1,626,338
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
Total Investments                       1,055,722    9,834,783       60,086   10,241,418      725,965    1,180,324      569,075
Cash and Accounts Receivable                    -            -            -            -            -            -            -
Due from MetLife Investors
 Insurance Company                              -            4            3            -            -            5            -
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
Total Assets                         $  1,055,722    9,834,787       60,089   10,241,418      725,965    1,180,329      569,075
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        4            -            -            -            5            -            -
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
NET ASSETS                           $  1,055,718    9,834,787       60,089   10,241,418      725,960    1,180,329      569,075
                                     ============ ============ ============ ============ ============ ============ ============
Outstanding Units                         104,958      986,244        6,872      885,892       15,209       26,458       30,746
Unit Fair Values                     $      10.06 $       9.70 $       8.74 $      11.29 $      47.73 $      40.41 $      18.07
                                               to           to                        to                        to           to
                                     $      10.21 $      10.39              $      11.73              $      52.26 $      19.25

                                     -----------------
                                         Franklin
                                        Templeton
                                     Small-Cap Growth
                                       Portfolio B
                                     ----------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds,
 Inc. (MetLife), continued:
MetLife BlackRock Money Market
 Portfolio                             $          -
   10,557 shares; cost $1,055,722
MetLife BlackRock Money Market
 Portfolio B                                      -
   98,348 shares; cost $9,834,783
MetLife Stock Index Portfolio                     -
   1,810 shares; cost $55,254
MetLife Stock Index Portfolio B                   -
   315,996 shares; cost $8,908,386
MetLife BlackRock Bond Income
 Portfolio                                        -
   6,570 shares; cost $716,509
MetLife BlackRock Bond Income
 Portfolio B                                      -
   10,809 shares; cost $1,178,334
MetLife BlackRock Strategic Value
 Portfolio B                                      -
   30,995 shares; cost $544,000
MetLife Franklin Templeton
 Small-Cap Portfolio B                    1,732,727
   167,900 shares; cost $1,626,338
                                       ------------
Total Investments                         1,732,727
Cash and Accounts Receivable                      -
Due from MetLife Investors
 Insurance Company                                -
                                       ------------
Total Assets                              1,732,727
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                          -
                                       ------------
NET ASSETS                                1,732,727
                                       ============
Outstanding Units                           173,044
Unit Fair Values                       $       9.81
                                                 to
                                       $      10.09

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                              MetLife
                                        -------------------------------------------------------------------------------
                                           Salomon         Salomon          Salomon
                                           Brothers        Brothers        Brothers     T. Rowe Price   T. Rowe Price
                                        Strategic Bond  Strategic Bond  U.S. Government   Small-Cap       Small-Cap
                                          Portfolio      Portfolio B      Portfolio B     Portfolio      Portfolio B
                                        --------------  --------------  --------------- -------------   -------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds,
 Inc. (MetLife), continued:
MetLife Salomon Brothers Strategic Bond
 Portfolio                               $     94,513    $          -    $          -   $          -    $          -
   7,430 shares; cost $91,149
MetLife Salomon Brothers Strategic Bond
 Portfolio B                                        -         879,048               -              -               -
   69,435 shares; cost $857,299
MetLife Salomon Brothers U.S.
 Government Portfolio B                             -               -          32,794              -               -
   2,697 shares; cost $32,727
MetLife T. Rowe Price Small-Cap
 Portfolio                                          -               -               -        526,246               -
   34,782 shares; cost $442,372
MetLife T. Rowe Price Small-Cap
 Portfolio B                                        -               -               -              -         726,001
   48,790 shares; cost $603,972
MetLife T. Rowe Price Large-Cap
 Portfolio                                          -               -               -              -               -
   73,906 shares; cost $865,252
MetLife T. Rowe Price Large-Cap
 Portfolio B                                        -               -               -              -               -
   245,331 shares; cost $2,964,979
MetLife Oppenheimer Global Equity
 Portfolio B                                        -               -               -              -               -
   29,706 shares; cost $421,536
                                         ------------    ------------    ------------   ------------    ------------
Total Investments                              94,513         879,048          32,794        526,246         726,001
Cash and Accounts Receivable                        -               -               -              -               -
Due from MetLife Investors Insurance
 Company                                            -               -               -              -               -
                                         ------------    ------------    ------------   ------------    ------------
Total Assets                             $     94,513         879,048          32,794        526,246         726,001
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            -               -               1              -               -
                                         ------------    ------------    ------------   ------------    ------------
NET ASSETS                               $     94,513         879,048          32,793        526,246         726,001
                                         ============    ============    ============   ============    ============
Outstanding Units                               4,607          44,115           2,161         35,933          50,518
Unit Fair Values                         $      20.52    $      18.92    $      14.20   $      14.64    $      13.79
                                                                   to              to             to              to
                                                         $      21.51    $      16.79   $      15.37    $      15.26

                                        ------------------------------------

                                        T. Rowe Price   T. Rowe Price    Oppenheimer
                                          Large-Cap       Large-Cap     Global Equity
                                          Portfolio      Portfolio B     Portfolio B
                                        -------------   -------------   -------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds,
 Inc. (MetLife), continued:
MetLife Salomon Brothers Strategic Bond
 Portfolio                              $          -    $          -    $          -
   7,430 shares; cost $91,149
MetLife Salomon Brothers Strategic Bond
 Portfolio B                                       -               -               -
   69,435 shares; cost $857,299
MetLife Salomon Brothers U.S.
 Government Portfolio B                            -               -               -
   2,697 shares; cost $32,727
MetLife T. Rowe Price Small-Cap
 Portfolio                                         -               -               -
   34,782 shares; cost $442,372
MetLife T. Rowe Price Small-Cap
 Portfolio B                                       -               -               -
   48,790 shares; cost $603,972
MetLife T. Rowe Price Large-Cap
 Portfolio                                   999,944               -               -
   73,906 shares; cost $865,252
MetLife T. Rowe Price Large-Cap
 Portfolio B                                       -       3,304,603               -
   245,331 shares; cost $2,964,979
MetLife Oppenheimer Global Equity
 Portfolio B                                       -               -         447,379
   29,706 shares; cost $421,536
                                        ------------    ------------    ------------
Total Investments                            999,944       3,304,603         447,379
Cash and Accounts Receivable                       -               -               -
Due from MetLife Investors Insurance
 Company                                           1               -               1
                                        ------------    ------------    ------------
Total Assets                                 999,945       3,304,603         447,380
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -               -               -
                                        ------------    ------------    ------------
NET ASSETS                                   999,945       3,304,603         447,380
                                        ============    ============    ============
Outstanding Units                             77,598         261,114          25,536
Unit Fair Values                        $      12.86    $      12.24    $      16.10
                                                  to              to              to
                                        $      13.38    $      13.29    $      17.82

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                   Putnam
                                      ----------------------------------------------------------------

                                       Growth and      Growth and                                        Equity
                                         Income          Income          Vista           Vista           Income
                                          Fund           Fund B          Fund            Fund B          Fund B
                                      ------------    ------------    ------------    ------------    ------------
ASSETS:
Investments at Fair Value:
Putnam Variable Trust
 (Putnam), continued:
Putnam Growth and Income Fund         $  1,037,346    $          -    $          -    $          -    $          -
   39,130 shares; cost $995,153
Putnam Growth and Income Fund B                  -         901,869               -               -               -
   34,227 shares; cost $792,075
Putnam Vista Fund                                -               -         410,122               -               -
   28,984 shares; cost $463,659
Putnam Vista Fund B                              -               -               -          22,721               -
   1,630 shares; cost $15,602
Putnam Equity Income Fund B                      -               -               -               -       2,905,614
   209,037 shares; cost $2,646,619
Franklin Templeton Variable Insurance
 Products Trust (Templeton):                     -
Templeton Growth Securities Fund                                 -               -               -               -
   18,835 shares; cost $237,688                  -
Templeton Growth Securities Fund B                               -               -               -               -
   6,501 shares; cost $68,035
Templeton Foreign Securities Fund                                -               -               -               -
   44,911 shares; cost $644,930
                                      ------------    ------------    ------------    ------------    ------------
Total Investments                        1,037,346         901,869         410,122          22,721       2,905,614
Cash and Accounts Receivable                     -               -               -               -               -
Due from MetLife Investors Insurance
 Company                                         2               3               -               1               -
                                      ------------    ------------    ------------    ------------    ------------
Total Assets                          $  1,037,348         901,872         410,122          22,722       2,905,614
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         -               -               -               -               -
                                      ------------    ------------    ------------    ------------    ------------
NET ASSETS                            $  1,037,348         901,872         410,122          22,722       2,905,614
                                      ============    ============    ============    ============    ============
Outstanding Units                           79,914          57,422          31,552           1,776         208,518
Unit Fair Values                      $      12.98    $      12.56    $      13.00    $      12.59    $      13.61
                                                                to                              to              to
                                                      $      56.51                    $      15.65    $      14.04

                                                    Templeton
                                      --------------------------------------

                                         Growth          Growth         Foreign
                                       Securities      Securities      Securities
                                          Fund           Fund B           Fund
                                      ------------    ------------    ------------
ASSETS:
Investments at Fair Value:
Putnam Variable Trust
 (Putnam), continued:
Putnam Growth and Income Fund         $          -    $          -    $          -
   39,130 shares; cost $995,153
Putnam Growth and Income Fund B                  -               -               -
   34,227 shares; cost $792,075
Putnam Vista Fund                                -               -               -
   28,984 shares; cost $463,659
Putnam Vista Fund B                              -               -               -
   1,630 shares; cost $15,602
Putnam Equity Income Fund B                      -               -               -
   209,037 shares; cost $2,646,619
Franklin Templeton Variable Insurance
 Products Trust (Templeton):
Templeton Growth Securities Fund           263,315               -               -
   18,835 shares; cost $237,688
Templeton Growth Securities Fund B               -          89,771               -
   6,501 shares; cost $68,035
Templeton Foreign Securities Fund                -               -         711,396
   44,911 shares; cost $644,930
                                      ------------    ------------    ------------
Total Investments                          263,315          89,771         711,396
Cash and Accounts Receivable                     -               -               -
Due from MetLife Investors Insurance
 Company                                         1               1               -
                                      ------------    ------------    ------------
Total Assets                               263,316          89,772         711,396
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         -               -               -
                                      ------------    ------------    ------------
NET ASSETS                                 263,316          89,772         711,396
                                      ============    ============    ============
Outstanding Units                           15,640           5,402          59,307
Unit Fair Values                      $      13.54    $      16.34    $      11.44
                                                to              to              to
                                      $      17.89    $      17.08    $      12.01

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                      Templeton
                                        --------------------------------------          ----------------------------
                                                         Developing      Developing
                                          Foreign         Markets         Markets
                                         Securities      Securities      Securities       Growth       Growth
                                           Fund B           Fund           Fund B        Portfolio   Portfolio B
                                        ------------    ------------    ------------    ------------ ------------
ASSETS:
Investments at Fair Value:
Franklin Templeton
 Variable Insurance
 Products Trust
 (Templeton), continued:
Templeton Foreign Securities Fund B     $  4,010,648    $          -    $          -    $          - $          -
   256,764 shares; cost $3,310,578
Templeton Developing Markets
 Securities Fund                                   -         407,176               -               -            -
   37,050 shares; cost $220,652
Templeton Developing Markets
 Securities Fund B                                 -               -       4,709,529               -            -
   432,067 shares; cost $2,819,034
Variable Insurance Products Fund,
 Fund II, and Fund III (Fidelity):
Fidelity Growth Portfolio                          -               -               -          46,407            -
   1,377 shares; cost $55,410
Fidelity Growth Portfolio B                        -               -               -               -    6,420,612
   192,869 shares; cost $5,850,916
Fidelity Growth Opportunities Portfolio            -               -               -               -            -
   792 shares; cost $16,373
Fidelity Growth and Income Portfolio               -               -               -               -            -
   3,125 shares; cost $46,126
Fidelity Equity Income Portfolio                   -               -               -               -            -
   310 shares; cost $7,475
                                        ------------    ------------    ------------    ------------ ------------
Total Investments                          4,010,648         407,176       4,709,529          46,407    6,420,612
Cash and Accounts Receivable                       -               -               -               -            -
Due from MetLife Investors Insurance
 Company                                           -               1               2               -            -
                                        ------------    ------------    ------------    ------------ ------------
Total Assets                            $  4,010,648         407,177       4,709,531          46,407    6,420,612
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -               -               -               2            3
                                        ------------    ------------    ------------    ------------ ------------
NET ASSETS                              $  4,010,648         407,177       4,709,531          46,405    6,420,609
                                        ============    ============    ============    ============ ============
Outstanding Units                            269,382          25,079         328,572           3,813      363,370
Unit Fair Values                        $      11.63    $      16.24    $      10.15    $      12.17 $      11.76
                                                  to                              to                           to
                                        $      30.90                    $      16.02                 $      55.40

                                        Fidelity
                                        -------------------------------------

                                           Growth        Growth and       Equity
                                        Opportunities      Income         Income
                                          Portfolio      Portfolio       Portfolio
                                        -------------   ------------    ------------
ASSETS:
Investments at Fair Value:
Franklin Templeton
 Variable Insurance
 Products Trust
 (Templeton), continued:
Templeton Foreign Securities Fund B     $          -    $          -    $          -
   256,764 shares; cost $3,310,578
Templeton Developing Markets
 Securities Fund                                   -               -               -
   37,050 shares; cost $220,652
Templeton Developing Markets
 Securities Fund B                                 -               -               -
   432,067 shares; cost $2,819,034
Variable Insurance Products Fund,
 Fund II, and Fund III (Fidelity):
Fidelity Growth Portfolio                          -               -               -
   1,377 shares; cost $55,410
Fidelity Growth Portfolio B                        -               -               -
   192,869 shares; cost $5,850,916
Fidelity Growth Opportunities Portfolio       13,736               -               -
   792 shares; cost $16,373
Fidelity Growth and Income Portfolio               -          46,096               -
   3,125 shares; cost $46,126
Fidelity Equity Income Portfolio                   -               -           7,899
   310 shares; cost $7,475
                                        ------------    ------------    ------------
Total Investments                             13,736          46,096           7,899
Cash and Accounts Receivable                       -               -               -
Due from MetLife Investors Insurance
 Company                                           -               -               -
                                        ------------    ------------    ------------
Total Assets                                  13,736          46,096           7,899
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           1               -               6
                                        ------------    ------------    ------------
NET ASSETS                                    13,735          46,096           7,893
                                        ============    ============    ============
Outstanding Units                              1,463           3,675             582
Unit Fair Values                        $       9.39    $      12.54    $      13.56



See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                         Fidelity                           PIMCO
                                                        ------------ ---------------------------------------------------
                                                                                                    StocksPLUS
                                                          Equity        High                        Growth and        Total
                                                          Income        Yield        Low Duration     Income         Return
                                                        Portfolio B   Portfolio       Portfolio     Portfolio       Portfolio
                                                        ------------ ------------    ------------  ------------    ------------
ASSETS:
Investments at Fair Value:
Variable Insurance Products Fund, Fund II, and Fund III
 (Fidelity), continued:
Fidelity Equity Income Portfolio B                      $    452,632 $          -    $          -  $          -    $          -
   17,983 shares; cost $402,358
PIMCO Variable Insurance Trust (PIMCO):
PIMCO High Yield Portfolio                                         -      853,342               -             -               -
   104,194 shares; cost $847,915
PIMCO Low Duration Portfolio                                       -            -         553,145             -               -
   54,821 shares; cost $561,752
PIMCO StocksPLUS Growth and Income Portfolio                       -            -               -       225,632               -
   22,121 shares; cost $178,788
PIMCO Total Return Portfolio                                       -            -               -             -       2,864,796
   279,765 shares; cost $2,835,180
                                                        ------------ ------------    ------------  ------------    ------------
Total Investments                                            452,632      853,342         553,145       225,632       2,864,796
Cash and Accounts Receivable                                       -            -               -             -               -
Due from MetLife Investors Insurance Company                       2            7               2             -               -
                                                        ------------ ------------    ------------  ------------    ------------
Total Assets                                            $    452,634      853,349         553,147       225,632       2,864,796
LIABILITIES:
Due to MetLife Investors Insurance Company                         -            -               -             -               5
                                                        ------------ ------------    ------------  ------------    ------------
NET ASSETS                                              $    452,634      853,349         553,147       225,632       2,864,791
                                                        ============ ============    ============  ============    ============
Outstanding Units                                             30,136       65,343          45,882        24,691         215,346
Unit Fair Values                                        $      13.08 $      12.71    $      11.71  $       8.97    $      13.13
                                                                  to           to              to            to              to
                                                        $      55.59 $      13.31    $      12.21  $      13.44    $      13.38

See accompanying notes to financial statements

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                          Met Investors
                                         -------------------------------------------------------------------------------
                                           Lord Abbett     Lord Abbett                                     Lord Abbett
                                           Growth and      Growth and     Lord Abbett     Lord Abbett        Growth
                                             Income          Income      Bond Debenture  Bond Debenture    Opportunity
                                            Portfolio      Portfolio B     Portfolio      Portfolio B       Portfolio
                                         --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    1,797,249  $    1,414,780  $      358,309  $      988,953  $      103,691
                                         --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                 771,228         582,944         106,557         262,968          19,466
  Administrative fee                             98,958         120,984          13,085          53,807           2,367
                                         --------------  --------------  --------------  --------------  --------------
    Total Expenses                              870,186         703,928         119,642         316,775          21,833
                                         --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                927,063         710,852         238,667         672,178          81,858
                                         --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      2,784,186       1,115,113         162,624         818,980          88,603
  Change in unrealized appreciation
   (depreciation) of investments             (2,572,976)       (914,627)       (376,440)     (1,324,084)       (123,748)
                                         --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    211,210         200,486        (213,816)       (505,104)        (35,145)
                                         --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,138,273  $      911,338  $       24,851  $      167,074  $       46,713
                                         ==============  ==============  ==============  ==============  ==============

                                         -------------------------------
                                           Lord Abbett
                                             Growth        Lord Abbett
                                           Opportunity    Mid-Cap Value
                                           Portfolio B      Portfolio
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      193,651  $      291,044
                                         --------------  --------------
Expenses:
  Mortality and expense charges                  23,430          89,005
  Administrative fee                              6,450          12,254
                                         --------------  --------------
    Total Expenses                               29,880         101,259
                                         --------------  --------------
    Net investment (loss) income                163,771         189,785
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         35,968         461,058
  Change in unrealized appreciation
   (depreciation) of investments                (93,722)       (186,860)
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    (57,754)        274,198
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      106,017  $      463,983
                                         ==============  ==============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                         Met Investors
                                         ------------------------------------------------------------------------------
                                                          Lord Abbett     Met/Putnam      Met/Putnam     Oppenheimer
                                          Lord Abbett      America's        Capital         Capital        Capital
                                         Mid-Cap Value       Value       Opportunities   Opportunities   Appreciation
                                          Portfolio B     Portfolio B      Portfolio      Portfolio B     Portfolio
                                         -------------- --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      718,818 $       11,139  $       13,105  $          746  $       20,436
                                         -------------- --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                 165,333         38,999          58,802           4,811          21,323
  Administrative fee                             39,028         11,149           7,090           1,182           2,559
                                         -------------- --------------  --------------  --------------  --------------
    Total Expenses                              204,361         50,148          65,892           5,993          23,882
                                         -------------- --------------  --------------  --------------  --------------
    Net investment (loss) income                514,457        (39,009)        (52,787)         (5,247)         (3,446)
                                         -------------- --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        231,752         54,339         165,053           4,701           8,725
  Change in unrealized appreciation
   (depreciation) of investments                348,520        167,937         254,113          38,616         132,770
                                         -------------- --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    580,272        222,276         419,166          43,317         141,495
                                         -------------- --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,094,729 $      183,267  $      366,379  $       38,070  $      138,049
                                         ============== ==============  ==============  ==============  ==============

                                         --------------------------------
                                          Oppenheimer
                                            Capital           Money
                                          Appreciation       Market
                                          Portfolio B    Portfolio B (a)
                                         --------------  ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      134,504  $       50,704
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 198,311          40,201
  Administrative fee                             34,613           7,123
                                         --------------  --------------
    Total Expenses                              232,924          47,324
                                         --------------  --------------
    Net investment (loss) income                (98,420)          3,380
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        580,386               -
  Change in unrealized appreciation
   (depreciation) of investments               (170,174)              -
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    410,212               -
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      311,792  $        3,380
                                         ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                         Met Investors
                                         -------------------------------------------------------------------------------------
                                             PIMCO           Janus              Janus            PIMCO             PIMCO
                                           Inflation       Aggressive        Aggressive       Total Return      Total Return
                                         Protected Bond      Growth            Growth             Bond              Bond
                                          Portfolio B      Portfolio         Portfolio B       Portfolio        Portfolio B
                                         --------------  --------------    --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       20,517  $        1,938    $       13,005    $       32,196    $      203,537
                                         --------------  --------------    --------------    --------------    --------------
Expenses:
  Mortality and expense charges                 169,318          23,045           161,543            61,050           407,079
  Administrative fee                             28,658           2,765            30,057             7,350            76,732
                                         --------------  --------------    --------------    --------------    --------------
    Total Expenses                              197,976          25,810           191,600            68,400           483,811
                                         --------------  --------------    --------------    --------------    --------------
    Net investment (loss) income               (177,459)        (23,872)         (178,595)          (36,204)         (280,274)
                                         --------------  --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        169,893          48,424           326,684            17,276           (24,444)
  Change in unrealized appreciation
   (depreciation) of investments                (56,444)        182,879         1,121,600            71,989           496,901
                                         --------------  --------------    --------------    --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                    113,449         231,303         1,448,284            89,265           472,457
                                         --------------  --------------    --------------    --------------    --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      (64,010) $      207,431    $    1,269,689    $       53,061    $      192,183
                                         ==============  ==============    ==============    ==============    ==============

                                         -------------------------
                                               RCM       T. Rowe Price
                                             Global         Mid-Cap
                                           Technology       Growth
                                           Portfolio B     Portfolio
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $        7,094  $       46,414
                                         --------------  --------------
Expenses:
  Mortality and expense charges                  14,691          27,876
  Administrative fee                              2,598           5,222
                                         --------------  --------------
    Total Expenses                               17,289          33,098
                                         --------------  --------------
    Net investment (loss) income                (10,195)         13,316
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                          3,231          72,851
  Change in unrealized appreciation
   (depreciation) of investments                 65,175         174,068
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                     68,406         246,919
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       58,211  $      260,235
                                         ==============  ==============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                           Met Investors
                                             ---------------------------------------------------------------------------
                                             T. Rowe Price       MFS            MFS            AIM
                                                Mid-Cap       Research       Research       Small-Cap        Lazard
                                                Growth      International  International     Growth          Mid-Cap
                                              Portfolio B     Portfolio     Portfolio B    Portfolio B     Portfolio B
                                             -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $      261,400 $      308,966 $      785,753 $      210,815 $      387,657
                                             -------------- -------------- -------------- -------------- --------------
Expenses:
  Mortality and expense charges                     150,559         68,569        174,231        118,473         52,151
  Administrative fee                                 26,598          8,631         33,378         21,562          9,037
                                             -------------- -------------- -------------- -------------- --------------
    Total Expenses                                  177,157         77,200        207,609        140,035         61,188
                                             -------------- -------------- -------------- -------------- --------------
    Net investment (loss) income                     84,243        231,766        578,144         70,780        326,469
                                             -------------- -------------- -------------- -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     482,360        598,605        818,499        327,404        274,339
  Change in unrealized appreciation
   (depreciation) of investments                    763,426         56,178        811,059        512,670       (395,073)
                                             -------------- -------------- -------------- -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                      1,245,786        654,783      1,629,558        840,074       (120,734)
                                             -------------- -------------- -------------- -------------- --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $    1,330,029 $      886,549 $    2,207,702 $      910,854 $      205,735
                                             ============== ============== ============== ============== ==============

                                             -------------------------------
                                                 Harris         Met/AIM
                                                 Oakmark       Small-Cap
                                              International     Growth
                                               Portfolio B   Portfolio (b)
                                             --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $      126,444  $        6,146
                                             --------------  --------------
Expenses:
  Mortality and expense charges                     148,167           2,694
  Administrative fee                                 24,059             323
                                             --------------  --------------
    Total Expenses                                  172,226           3,017
                                             --------------  --------------
    Net investment (loss) income                    (45,782)          3,129
                                             --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     794,061           7,004
  Change in unrealized appreciation
   (depreciation) of investments                    358,872          35,151
                                             --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                      1,152,933          42,155
                                             --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $    1,107,151  $       45,284
                                             ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                              Met Investors
                                             -------------------------------------------------------------------------------
                                              Third Avenue    Third Avenue      Neuberger       Neuberger        Turner
                                                Small-Cap      Small-Cap         Berman          Berman          Mid-Cap
                                                  Value          Value         Real Estate     Real Estate       Growth
                                              Portfolio (b)   Portfolio B     Portfolio (b)    Portfolio B     Portfolio B
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $        1,194  $       24,519  $          974  $        9,283  $       34,311
                                             --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                       3,645         118,487           7,011          72,568          14,941
  Administrative fee                                    570          20,582             841          13,614           2,641
                                             --------------  --------------  --------------  --------------  --------------
    Total Expenses                                    4,215         139,069           7,852          86,182          17,582
                                             --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                     (3,021)       (114,550)         (6,878)        (76,899)         16,729
                                             --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       2,768         956,404          12,554         338,322          78,529
  Change in unrealized appreciation
   (depreciation) of investments                     74,590         179,148         105,867         601,635         (18,872)
                                             --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                         77,358       1,135,552         118,421         939,957          59,657
                                             --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $       74,337  $    1,021,002  $      111,543  $      863,058  $       76,386
                                             ==============  ==============  ==============  ==============  ==============

                                             -------------------------------
                                              Goldman Sachs     Defensive
                                                 Mid-Cap        Strategy
                                                  Value          Fund of
                                               Portfolio B       Fund B
                                             --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $      153,404  $       47,407
                                             --------------  --------------
Expenses:
  Mortality and expense charges                      28,316          67,610
  Administrative fee                                  4,998          11,419
                                             --------------  --------------
    Total Expenses                                   33,314          79,029
                                             --------------  --------------
    Net investment (loss) income                    120,090         (31,622)
                                             --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     178,353             234
  Change in unrealized appreciation
   (depreciation) of investments                   (107,956)        162,878
                                             --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                         70,397         163,112
                                             --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $      190,487  $      131,490
                                             ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                               Met Investors
                                             -------------------------------------------------------------------------------------

                                                 Moderate          Balanced     Growth Strategy    Aggressive      Van Kampen
                                             Strategy Fund of  Strategy Fund of     Fund of     Strategy Fund of    Comstock
                                                  Fund B            Fund B          Fund B           Fund B      Portfolio B (b)
                                             ----------------  ---------------- --------------- ---------------- ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                   $      342,483    $      957,113  $      817,151   $       77,718  $       55,815
                                              --------------    --------------  --------------   --------------  --------------
Expenses:
  Mortality and expense charges                      336,116           937,208         833,684           99,404          12,736
  Administrative fee                                  58,948           159,066         142,185           16,238           2,856
                                              --------------    --------------  --------------   --------------  --------------
    Total Expenses                                   395,064         1,096,274         975,869          115,642          15,592
                                              --------------    --------------  --------------   --------------  --------------
    Net investment (loss) income                     (52,581)         (139,161)       (158,718)         (37,924)         40,223
                                              --------------    --------------  --------------   --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       90,943            98,925         290,369           44,868           1,447
  Change in unrealized appreciation
   (depreciation) of investments                   1,212,460         4,255,769       4,808,088          600,321          60,089
                                              --------------    --------------  --------------   --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                       1,303,403         4,354,694       5,098,457          645,189          61,536
                                              --------------    --------------  --------------   --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                               $    1,250,822    $    4,215,533  $    4,939,739   $      607,265  $      101,759
                                              ==============    ==============  ==============   ==============  ==============

                                             ----------------------------
                                                                  Cyclical
                                                Cyclical         Growth and
                                               Growth ETF        Income ETF
                                             Portfolio B (c)   Portfolio B (c)
                                             ---------------   ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $          255    $          102
                                             --------------    --------------
Expenses:
  Mortality and expense charges                          25                11
  Administrative fee                                      6                 3
                                             --------------    --------------
    Total Expenses                                       31                14
                                             --------------    --------------
    Net investment (loss) income                        224                88
                                             --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           1                 -
  Change in unrealized appreciation
   (depreciation) of investments                       (224)             (145)
                                             --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                           (223)             (145)
                                             --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $            1    $          (57)
                                             ==============    ==============

(b) For the period from May 2, 2005 to December 31, 2005
(c) For the period September 30, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                           Met Investors                                     Russell
                                                          --------------- ------------------------------------------------

                                                            Legg Mason
                                                           Value Equity     Multi-Style     Aggressive
                                                          Portfolio B (d)   Equity Fund     Equity Fund     Non-U.S. Fund
                                                          --------------- --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                               $            -  $       38,545  $       58,449    $       26,986
                                                          --------------  --------------  --------------    --------------
Expenses:
  Mortality and expense charges                                        -          43,034           7,904            20,570
  Administrative fee                                                   -           5,164             949             2,469
                                                          --------------  --------------  --------------    --------------
    Total Expenses                                                     -          48,198           8,853            23,039
                                                          --------------  --------------  --------------    --------------
    Net investment (loss) income                                       -          (9,653)         49,596             3,947
                                                          --------------  --------------  --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security transactions               -         (91,199)         47,417            25,900
  Change in unrealized appreciation (depreciation) of
   investments                                                         -         283,133         (72,447)          151,305
                                                          --------------  --------------  --------------    --------------
    Net realized and unrealized gains (losses) on
     investments                                                       -         191,934         (25,030)          177,205
                                                          --------------  --------------  --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                           $            -  $      182,281  $       24,566    $      181,152
                                                          ==============  ==============  ==============    ==============

                                                          -----------------------------


                                                                              Real Estate
                                                          Core Bond Fund    Securities Fund
                                                          --------------    ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                               $      117,820    $       39,676
                                                          --------------    --------------
Expenses:
  Mortality and expense charges                                   31,901             4,619
  Administrative fee                                               3,828               556
                                                          --------------    --------------
    Total Expenses                                                35,729             5,175
                                                          --------------    --------------
    Net investment (loss) income                                  82,091            34,501
                                                          --------------    --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security transactions           9,950            51,726
  Change in unrealized appreciation (depreciation) of
   investments                                                   (77,199)          (51,077)
                                                          --------------    --------------
    Net realized and unrealized gains (losses) on
     investments                                                 (67,249)              649
                                                          --------------    --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                           $       14,842    $       35,150
                                                          ==============    ==============

(d) For the period November 7, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                   AIM
                                             ------------------------------------------------------------------------------

                                                Capital         Capital       International   International     Premier
                                              Appreciation    Appreciation       Growth          Growth          Equity
                                                  Fund           Fund B           Fund           Fund B         Fund (a)
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $        1,409  $            -  $        2,138  $        5,472  $            -
                                             --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                      27,243           1,097           4,011           6,934             382
  Administrative fee                                  4,051             245             585           1,421              91
                                             --------------  --------------  --------------  --------------  --------------
    Total Expenses                                   31,294           1,342           4,596           8,355             473
                                             --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                    (29,885)         (1,342)         (2,458)         (2,883)           (473)
                                             --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                    (115,784)          4,108           4,483          17,725           1,600
  Change in unrealized appreciation
   (depreciation) of investments                    304,160           1,752          48,666         107,909          (5,245)
                                             --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                        188,376           5,860          53,149         125,634          (3,645)
                                             --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $      158,491  $        4,518  $       50,691  $      122,751  $       (4,118)
                                             ==============  ==============  ==============  ==============  ==============

                                                        Alliance
                                             ------------------------------

                                                Bernstein       Bernstein
                                               Real Estate     Real Estate
                                              Portfolio (a)  Portfolio B (a)
                                             --------------  ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            -  $            -
                                             --------------  --------------
Expenses:
  Mortality and expense charges                       3,189          19,105
  Administrative fee                                    383           3,848
                                             --------------  --------------
    Total Expenses                                    3,572          22,953
                                             --------------  --------------
    Net investment (loss) income                     (3,572)        (22,953)
                                             --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     362,781       1,564,228
  Change in unrealized appreciation
   (depreciation) of investments                   (394,028)     (1,765,860)
                                             --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                        (31,247)       (201,632)
                                             --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $      (34,819) $     (224,585)
                                             ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                               Scudder II
                                             ----------------------------------------------  ---------------
                                                                 Dremen
                                                Small-Cap       Small-Cap      Government         High
                                                 Growth           Value        Securities        Income
                                                Portfolio     Portfolio (a)    Portfolio       Series (a)
                                             --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            -  $       39,387  $       18,947  $       21,582
                                             --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                       2,318           1,675           4,358           1,342
  Administrative fee                                    319             281             602             161
                                             --------------  --------------  --------------  --------------
    Total Expenses                                    2,637           1,956           4,960           1,503
                                             --------------  --------------  --------------  --------------
    Net investment (loss) income                     (2,637)         37,431          13,987          20,079
                                             --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     (10,809)         74,979             987         (10,847)
  Change in unrealized appreciation
   (depreciation) of investments                     23,553        (137,489)        (11,047)        (19,388)
                                             --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                         12,744         (62,510)        (10,060)        (30,235)
                                             --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $       10,107  $      (25,079) $        3,927  $      (10,156)
                                             ==============  ==============  ==============  ==============

                                                            MFS
                                             -----------------------------------------------

                                                  High         Investors        Investors
                                                 Income          Trust            Trust
                                              Series B (a)     Series (a)       Series B
                                             --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $      282,914  $        6,266  $        4,353
                                             --------------  --------------  --------------
Expenses:
  Mortality and expense charges                      17,569           4,909          17,561
  Administrative fee                                  3,553             589           3,356
                                             --------------  --------------  --------------
    Total Expenses                                   21,122           5,498          20,917
                                             --------------  --------------  --------------
    Net investment (loss) income                    261,792             768         (16,564)
                                             --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                      23,810         (77,268)         30,437
  Change in unrealized appreciation
   (depreciation) of investments                   (425,341)         25,918          53,006
                                             --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                       (401,531)        (51,350)         83,443
                                             --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $     (139,739) $      (50,582) $       66,879
                                             ==============  ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                MFS                                                   MetLife
                                                  ------------------------------  -----------------------------------------------
                                                                                                                      Harris
                                                       New             New             Davis           Davis          Oakmark
                                                    Discovery       Discovery         Venture         Venture         Focused
                                                    Series (a)     Series B (a)       Value A         Value E         Value B
                                                  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -  $            -  $        1,013  $      146,327  $      103,621
                                                  --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                            1,373          20,053           2,133         388,380         151,944
  Administrative fee                                         165           4,013             257          69,605          24,625
                                                  --------------  --------------  --------------  --------------  --------------
    Total Expenses                                         1,538          24,066           2,390         457,985         176,569
                                                  --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                          (1,538)        (24,066)         (1,377)       (311,658)        (72,948)
                                                  --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                          (17,430)         22,886           3,500       1,110,097         676,161
  Change in unrealized appreciation
   (depreciation) of investments                         (30,937)       (730,291)         11,651       1,526,284          82,993
                                                  --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains (losses)
     on investments                                      (48,367)       (707,405)         15,151       2,636,381         759,154
                                                  --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                                   $      (49,905) $     (731,471) $       13,774  $    2,324,723  $      686,206
                                                  ==============  ==============  ==============  ==============  ==============

                                                  -------------------------------
                                                                        MFS
                                                     Jennison        Investors
                                                      Growth           Trust
                                                    Portfolio B      Series B
                                                  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -  $        9,517
                                                  --------------  --------------
Expenses:
  Mortality and expense charges                          121,783          58,924
  Administrative fee                                      22,088          11,649
                                                  --------------  --------------
    Total Expenses                                       143,871          70,573
                                                  --------------  --------------
    Net investment (loss) income                        (143,871)        (61,056)
                                                  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                          488,532         208,084
  Change in unrealized appreciation
   (depreciation) of investments                         744,718          80,313
                                                  --------------  --------------
    Net realized and unrealized gains (losses)
     on investments                                    1,233,250         288,397
                                                  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                                   $    1,089,379  $      227,341
                                                  ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                                MetLife
                                             -------------------------------------------------------------------------------
                                                  MFS             MFS            Capital         Capital         Putnam
                                                 Total           Total          Guardian        Guardian      International
                                                 Return          Return        U.S. Equity     U.S. Equity        Stock
                                                Series A        Series B        Series A        Series B       Portfolio B
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       22,125  $       95,922  $        2,351  $            -  $        7,662
                                             --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                       8,354          30,896         108,639          51,949          20,516
  Administrative fee                                  1,002           9,578          13,079          13,485           4,220
                                             --------------  --------------  --------------  --------------  --------------
    Total Expenses                                    9,356          40,474         121,718          65,434          24,736
                                             --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                     12,769          55,448        (119,367)        (65,434)        (17,074)
                                             --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       3,034          39,238         106,967          84,622         102,333
  Change in unrealized appreciation
   (depreciation) of investments                       (238)        (12,748)        312,405         286,412         158,707
                                             --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                          2,796          26,490         419,372         371,034         261,040
                                             --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $       15,565  $       81,938  $      300,005  $      305,600  $      243,966
                                             ==============  ==============  ==============  ==============  ==============

                                             -------------------------------
                                               BlackRock       BlackRock
                                                 Money           Money
                                                Market          Market
                                               Portfolio    Portfolio B (b)
                                             -------------- ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       32,227 $      202,570
                                             -------------- --------------
Expenses:
  Mortality and expense charges                      14,254         94,976
  Administrative fee                                  1,712         17,133
                                             -------------- --------------
    Total Expenses                                   15,966        112,109
                                             -------------- --------------
    Net investment (loss) income                     16,261         90,461
                                             -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -
                                             -------------- --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $       16,261 $       90,461
                                             ============== ==============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                                 MetLife
                                             ---------------------------------------------------------------------
                                                                                  BlackRock         BlackRock
                                                  Stock           Stock             Bond              Bond
                                                  Index           Index            Income            Income
                                              Portfolio (b)    Portfolio B        Portfolio        Portfolio B
                                             --------------  --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            -  $      146,543    $       38,985    $       19,541
                                             --------------  --------------    --------------    --------------
Expenses:
  Mortality and expense charges                         476         155,956             9,340             8,849
  Administrative fee                                     57          25,865             1,121             1,831
                                             --------------  --------------    --------------    --------------
    Total Expenses                                      533         181,821            10,461            10,680
                                             --------------  --------------    --------------    --------------
    Net investment (loss) income                       (533)        (35,278)           28,524             8,861
                                             --------------  --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                          27         406,257             2,442            (8,830)
  Change in unrealized appreciation
   (depreciation) of investments                      4,832         (74,372)          (23,850)            1,584
                                             --------------  --------------    --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                          4,859         331,885           (21,408)           (7,246)
                                             --------------  --------------    --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $        4,326  $      296,607    $        7,116    $        1,615
                                             ==============  ==============    ==============    ==============

                                             ------------------------------------------
                                                BlackRock          Franklin
                                                Strategic         Templeton       Met/Putnam
                                                  Value        Small-Cap Growth     Voyager
                                               Portfolio B       Portfolio B    Portfolio B (a)
                                             --------------    ---------------- ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       31,550     $       22,568  $        2,144
                                             --------------     --------------  --------------
Expenses:
  Mortality and expense charges                       5,598             12,802           2,040
  Administrative fee                                  1,188              2,625             618
                                             --------------     --------------  --------------
    Total Expenses                                    6,786             15,427           2,658
                                             --------------     --------------  --------------
    Net investment (loss) income                     24,764              7,141            (514)
                                             --------------     --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       5,383             12,961         (17,813)
  Change in unrealized appreciation
   (depreciation) of investments                    (20,218)            88,409         (42,684)
                                             --------------     --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                        (14,835)           101,370         (60,497)
                                             --------------     --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $        9,929     $      108,511  $      (61,011)
                                             ==============     ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                                 MetLife
                                     -------------------------------------------------------------------------------------
                                        Salomon           Salomon            Salomon           T. Rowe         T. Rowe
                                        Brothers          Brothers          Brothers            Price           Price
                                     Strategic Bond    Strategic Bond    U.S. Government      Small-Cap       Small-Cap
                                       Portfolio        Portfolio B      Portfolio B (b)      Portfolio      Portfolio B
                                     --------------    --------------    ---------------   --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                          $        6,877    $       44,878    $            -    $            -  $            -
                                     --------------    --------------    --------------    --------------  --------------
Expenses:
  Mortality and expense charges               1,571            10,551               139             6,124           8,668
  Administrative fee                            190             2,247                23               746           1,845
                                     --------------    --------------    --------------    --------------  --------------
    Total Expenses                            1,761            12,798               162             6,870          10,513
                                     --------------    --------------    --------------    --------------  --------------
    Net investment (loss) income              5,116            32,080              (162)           (6,870)        (10,513)
                                     --------------    --------------    --------------    --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      3,653             4,457                 1             6,239          12,161
  Change in unrealized appreciation
   (depreciation) of investments             (6,835)          (26,039)               67            44,951          55,130
                                     --------------    --------------    --------------    --------------  --------------
    Net realized and unrealized
     gains (losses) on
     investments                             (3,182)          (21,582)               68            51,190          67,291
                                     --------------    --------------    --------------    --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                 $        1,934    $       10,498    $          (94)   $       44,320  $       56,778
                                     ==============    ==============    ==============    ==============  ==============

                                     -----------------------------------------
                                         T. Rowe         T. Rowe
                                          Price           Price          Oppenheimer
                                        Large-Cap       Large-Cap       Global Equity
                                        Portfolio      Portfolio B     Portfolio B (b)
                                     --------------  --------------    ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                          $        5,631  $        8,554    $            -
                                     --------------  --------------    --------------
Expenses:
  Mortality and expense charges              12,241          29,840               831
  Administrative fee                          1,510           6,359               264
                                     --------------  --------------    --------------
    Total Expenses                           13,751          36,199             1,095
                                     --------------  --------------    --------------
    Net investment (loss) income             (8,120)        (27,645)           (1,095)
                                     --------------  --------------    --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                     17,711          18,527               260
  Change in unrealized appreciation
   (depreciation) of investments             41,081         189,227            25,843
                                     --------------  --------------    --------------
    Net realized and unrealized
     gains (losses) on
     investments                             58,792         207,754            26,103
                                     --------------  --------------    --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                 $       50,672  $      180,109    $       25,008
                                     ==============  ==============    ==============

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                              Oppenheimer                                               Putnam
                                             --------------  ---------------------------------------------------------------------

                                                Capital        Growth and        Growth and
                                              Appreciation       Income            Income             Vista          Vista
                                                Fund (a)          Fund             Fund B             Fund           Fund B
                                             --------------  --------------    --------------    --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $        2,226  $       19,970    $       11,814    $            -  $            -
                                             --------------  --------------    --------------    --------------  --------------
Expenses:
  Mortality and expense charges                         936          13,570             7,877             5,240             332
  Administrative fee                                    117           1,628             2,062               631              76
                                             --------------  --------------    --------------    --------------  --------------
    Total Expenses                                    1,053          15,198             9,939             5,871             408
                                             --------------  --------------    --------------    --------------  --------------
    Net investment (loss) income                      1,173           4,772             1,875            (5,871)           (408)
                                             --------------  --------------    --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     (55,486)            807            22,260           (26,336)          2,681
  Change in unrealized appreciation
   (depreciation) of investments                     42,525          36,555            12,175            75,100             337
                                             --------------  --------------    --------------    --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                        (12,961)         37,362            34,435            48,764           3,018
                                             --------------  --------------    --------------    --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $      (11,788) $       42,134    $       36,310    $       42,893  $        2,610
                                             ==============  ==============    ==============    ==============  ==============

                                             ----------------------

                                                 Equity      International
                                                 Income         Growth
                                                 Fund B        Fund (a)
                                             -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       44,765 $       16,773
                                             -------------- --------------
Expenses:
  Mortality and expense charges                      18,513          4,268
  Administrative fee                                  5,374            512
                                             -------------- --------------
    Total Expenses                                   23,887          4,780
                                             -------------- --------------
    Net investment (loss) income                     20,878         11,993
                                             -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                      15,872        (44,018)
  Change in unrealized appreciation
   (depreciation) of investments                     79,562          3,692
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                         95,434        (40,326)
                                             -------------- --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $      116,312 $      (28,333)
                                             ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                 Putnam
                                             --------------    ---------------------------------

                                              International        Growth            Growth
                                                 Equity          Securities        Securities
                                               Fund B (a)           Fund             Fund B
                                             --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       57,221    $        3,225    $        1,208
                                             --------------    --------------    --------------
Expenses:
  Mortality and expense charges                      16,291             2,980             1,261
  Administrative fee                                  3,193               401               290
                                             --------------    --------------    --------------
    Total Expenses                                   19,484             3,381             1,551
                                             --------------    --------------    --------------
    Net investment (loss) income                     37,737              (156)             (343)
                                             --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     869,145               905             8,098
  Change in unrealized appreciation
   (depreciation) of investments                 (1,018,125)           17,981              (752)
                                             --------------    --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                       (148,980)           18,886             7,346
                                             --------------    --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $     (111,243)   $       18,730    $        7,003
                                             ==============    ==============    ==============

                                                      Templeton
                                             ------------------------------------------------------------
                                                                                   Developing        Developing
                                                Foreign           Foreign           Markets           Markets
                                               Securities        Securities        Securities        Securities
                                                  Fund             Fund B             Fund             Fund B
                                             --------------    --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $        9,490    $       39,251    $        5,901    $       50,776
                                             --------------    --------------    --------------    --------------
Expenses:
  Mortality and expense charges                       9,056            39,757             5,109            49,068
  Administrative fee                                  1,105             8,488               613             9,817
                                             --------------    --------------    --------------    --------------
    Total Expenses                                   10,161            48,245             5,722            58,885
                                             --------------    --------------    --------------    --------------
    Net investment (loss) income                       (671)           (8,994)              179            (8,109)
                                             --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       5,524            62,069            59,645           225,403
  Change in unrealized appreciation
   (depreciation) of investments                     57,800           264,440            34,205           728,390
                                             --------------    --------------    --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                         63,324           326,509            93,850           953,793
                                             --------------    --------------    --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $       62,653    $      317,515    $       94,029    $      945,684
                                             ==============    ==============    ==============    ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                                Fidelity
                                             -----------------------------------------------------------------------------------

                                                                                                   Growth          Growth and
                                               Contrafund        Growth          Growth         Opportunities        Income
                                              Portfolio (a)     Portfolio      Portfolio B        Portfolio        Portfolio
                                             --------------  --------------  --------------    --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $          150  $          227  $       10,933    $          119    $          640
                                             --------------  --------------  --------------    --------------    --------------
Expenses:
  Mortality and expense charges                         184             579          62,620               168               546
  Administrative fee                                     27              72          12,782                22                68
                                             --------------  --------------  --------------    --------------    --------------
    Total Expenses                                      211             651          75,402               190               614
                                             --------------  --------------  --------------    --------------    --------------
Net investment (loss) income                            (61)           (424)        (64,469)              (71)               26
                                             --------------  --------------  --------------    --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       5,733          (2,117)         32,754              (580)             (236)
  Change in unrealized appreciation
   (depreciation) of investments                     (7,191)          4,535         328,612             1,642             2,976
                                             --------------  --------------  --------------    --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                         (1,458)          2,418         361,366             1,062             2,740
                                             --------------  --------------  --------------    --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $       (1,519) $        1,994  $      296,897    $          991    $        2,766
                                             ==============  ==============  ==============    ==============    ==============

                                             ---------------------------

                                                 Equity          Equity
                                                 Income          Income
                                                Portfolio      Portfolio B
                                             --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $          484  $       20,224
                                             --------------  --------------
Expenses:
  Mortality and expense charges                         119           5,710
  Administrative fee                                     15           1,116
                                             --------------  --------------
    Total Expenses                                      134           6,826
                                             --------------  --------------
Net investment (loss) income                            350          13,398
                                             --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                          69          13,260
  Change in unrealized appreciation
   (depreciation) of investments                         (7)         (7,196)
                                             --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                             62           6,064
                                             --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $          412  $       19,462
                                             ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                            Fidelity                   Dryefus
                                         ---------------   ------------------------------    -----------------

                                              High             Stock             Stock            High
                                             Income            Index             Index            Yield
                                         Portfolio B (a)      Fund (a)         Fund B (a)       Portfolio
                                         ---------------   --------------    --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $        7,007    $          203    $        1,241  $       43,215
                                         --------------    --------------    --------------  --------------
Expenses:
  Mortality and expense charges                     364               250             1,603           8,066
  Administrative fee                                 87                34               323           1,645
                                         --------------    --------------    --------------  --------------
    Total Expenses                                  451               284             1,926           9,711
                                         --------------    --------------    --------------  --------------
    Net investment (loss) income                  6,556               (81)             (685)         33,504
                                         --------------    --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                            212            (9,297)           44,582          27,040
  Change in unrealized appreciation
   (depreciation) of investments                (10,152)            6,713           (61,960)        (36,844)
                                         --------------    --------------    --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                     (9,940)           (2,584)          (17,378)         (9,804)
                                         --------------    --------------    --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       (3,384)   $       (2,665)   $      (18,063) $       23,700
                                         ==============    ==============    ==============  ==============

                                                     PIMCO
                                         ----------------------------------------------

                                               Low            StocksPLUS         Total
                                            Duration          Growth and        Return
                                            Portfolio      Income Portfolio    Portfolio
                                         --------------    ---------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       17,862     $        5,214  $      147,711
                                         --------------     --------------  --------------
Expenses:
  Mortality and expense charges                   7,134              2,621          38,779
  Administrative fee                              1,315                571           6,741
                                         --------------     --------------  --------------
    Total Expenses                                8,449              3,192          45,520
                                         --------------     --------------  --------------
    Net investment (loss) income                  9,413              2,022         102,191
                                         --------------     --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                           (216)             5,917          23,878
  Change in unrealized appreciation
   (depreciation) of investments                (11,694)            (3,954)        (96,576)
                                         --------------     --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    (11,910)             1,963         (72,698)
                                         --------------     --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       (2,497)    $        3,985  $       29,493
                                         ==============     ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                  -----------------------------------
                                            Lord Abbett
                                              Growth
                                                and
                                         Income Portfolio
                                  ------------------------------
                                       2005              2004
                                  --------------    --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $      927,063    $     (599,768)
 Net realized gains (losses)
   from security transactions          2,784,186         1,956,088
 Change in unrealized
   appreciation
   (depreciation) of
   investments                        (2,572,976)        5,944,727
                                  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from operations                   1,138,273         7,301,047
                                  --------------    --------------
From capital transactions:
 Net purchase payments                   456,539           260,102
 Net investment division
   transfers                          (1,239,560)        9,498,828
 Other net transfers                 (10,642,668)       (9,984,821)
                                  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions       (11,425,689)         (225,891)
                                  --------------    --------------
    NET CHANGE IN NET ASSETS         (10,287,416)        7,075,156
NET ASSETS - BEGINNING OF
 PERIOD                               69,071,703        61,996,547
                                  --------------    --------------
NET ASSETS - END OF PERIOD        $   58,784,287    $   69,071,703
                                  ==============    ==============

                                                        Met Investors
                                  -------------------------------------------------------------------------------------------
                                            Lord Abbett
                                              Growth                            Lord Abbett
                                                and                                Bond
                                        Income Portfolio B                  Debenture Portfolio
                                  ------------------------------      ------------------------------
                                       2005              2004              2005              2004
                                  --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $      710,852    $     (569,918)   $      238,667    $      171,729
 Net realized gains (losses)
   from security transactions          1,115,113         1,864,001           162,624           157,907
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          (914,627)        4,227,560          (376,440)          344,705
                                  --------------    --------------    --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     911,338         5,521,643            24,851           674,341
                                  --------------    --------------    --------------    --------------
From capital transactions:
 Net purchase payments                 2,038,807         9,570,010            10,305            17,069
 Net investment division
   transfers                            (864,188)       (1,250,373)         (171,146)          197,690
 Other net transfers                  (2,454,095)       (2,084,742)       (1,699,518)       (2,680,428)
                                  --------------    --------------    --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions        (1,279,476)        6,234,895        (1,860,359)       (2,465,669)
                                  --------------    --------------    --------------    --------------
    NET CHANGE IN NET ASSETS            (368,138)       11,756,538        (1,835,508)       (1,791,328)
NET ASSETS - BEGINNING OF
 PERIOD                               51,453,931        39,697,393         9,796,621        11,587,949
                                  --------------    --------------    --------------    --------------
NET ASSETS - END OF PERIOD        $   51,085,793    $   51,453,931    $    7,961,113    $    9,796,621
                                  ==============    ==============    ==============    ==============

                                  -------------------

                                            Lord Abbett
                                               Bond
                                       Debenture Portfolio B
                                  ------------------------------
                                       2005            2004
                                  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $      672,178  $      335,126
 Net realized gains (losses)
   from security transactions            818,980       1,002,765
 Change in unrealized
   appreciation
   (depreciation) of
   investments                        (1,324,084)        194,054
                                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     167,074       1,531,945
                                  --------------  --------------
From capital transactions:
 Net purchase payments                   731,103       7,292,867
 Net investment division
   transfers                           1,088,572      (4,698,476)
 Other net transfers                  (1,416,713)     (1,543,481)
                                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions           402,962       1,050,910
                                  --------------  --------------
    NET CHANGE IN NET ASSETS             570,036       2,582,855
NET ASSETS - BEGINNING OF
 PERIOD                               22,863,216      20,280,361
                                  --------------  --------------
NET ASSETS - END OF PERIOD        $   23,433,252  $   22,863,216
                                  ==============  ==============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                           Met Investors
                                  -----------------------------------------------------------------------------------------------

                                            Lord Abbett                     Lord Abbett                     Lord Abbett
                                              Growth                          Growth                          Mid-Cap
                                       Opportunity Portfolio          Opportunity Portfolio B             Value Portfolio
                                  ------------------------------  ------------------------------  ------------------------------
                                       2005            2004            2005            2004            2005            2004
                                  --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $       81,858  $      (23,109) $      163,771  $      (25,400) $      189,785  $      105,392
 Net realized gains (losses)
   from security transactions             88,603          64,023          35,968          48,793         461,058         326,509
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          (123,748)        131,267         (93,722)        197,688        (186,860)        935,451
                                  --------------  --------------  --------------  --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                      46,713         172,181         106,017         221,081         463,983       1,367,352
                                  --------------  --------------  --------------  --------------  --------------  --------------
From capital transactions:
 Net purchase payments                    36,464             440         203,042         103,500          38,899          13,975
 Net investment division
   transfers                             (25,853)         16,620         417,909         198,210         148,592       1,823,572
 Other net transfers                    (257,877)       (183,176)       (151,222)       (128,536)     (1,082,982)       (874,412)
                                  --------------  --------------  --------------  --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions          (247,266)       (166,116)        469,729         173,174        (895,491)        963,135
                                  --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET ASSETS            (200,553)          6,065         575,746         394,255        (431,508)      2,330,487
NET ASSETS - BEGINNING OF
 PERIOD                                1,736,878       1,730,813       2,255,224       1,860,969       7,458,251       5,127,764
                                  --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF PERIOD        $    1,536,325  $    1,736,878  $    2,830,970  $    2,255,224  $    7,026,743  $    7,458,251
                                  ==============  ==============  ==============  ==============  ==============  ==============

                                  -------------------------------

                                            Lord Abbett
                                              Mid-Cap
                                         Value Portfolio B
                                  ------------------------------
                                       2005            2004
                                  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $      514,457  $      203,327
 Net realized gains (losses)
   from security transactions            231,752          66,936
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           348,520       2,041,814
                                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                   1,094,729       2,312,077
                                  --------------  --------------
From capital transactions:
 Net purchase payments                 1,519,211       1,530,004
 Net investment division
   transfers                           2,555,146       2,246,911
 Other net transfers                    (870,518)       (478,319)
                                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions         3,203,839       3,298,596
                                  --------------  --------------
    NET CHANGE IN NET ASSETS           4,298,568       5,610,673
NET ASSETS - BEGINNING OF
 PERIOD                               13,631,254       8,020,581
                                  --------------  --------------
NET ASSETS - END OF PERIOD        $   17,929,822  $   13,631,254
                                  ==============  ==============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                  -----------------------------------

                                            Lord Abbett
                                             America's
                                         Value Portfolio B
                                  ------------------------------
                                       2005              2004
                                  --------------    --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $      (39,009)   $       59,000
 Net realized gains (losses)
   from security transactions             54,339            14,816
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           167,937           240,174
                                  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     183,267           313,990
                                  --------------    --------------
From capital transactions:
 Net purchase payments                   730,020           748,319
 Net investment division
   transfers                           2,653,205         1,505,041
 Other net transfers                    (354,633)          (61,730)
                                  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions         3,028,592         2,191,630
                                  --------------    --------------
    NET CHANGE IN NET ASSETS           3,211,859         2,505,620
NET ASSETS - BEGINNING OF
 PERIOD                                3,041,361           535,741
                                  --------------    --------------
NET ASSETS - END OF PERIOD        $    6,253,220    $    3,041,361
                                  ==============    ==============

                                                     Met Investors
                                  -------------------------------------------------------------------------------------

                                            JP Morgan                       JP Morgan
                                             Quality                         Quality
                                         Bond Portfolio                 Bond Portfolio B
                                  ----------------------------    ----------------------------
                                                   2004 (f)                           2004 (f)
                                                --------------                     --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income                   $      399,352                     $      515,881
 Net realized gains (losses)
   from security transactions                          132,583                           (427,307)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                        (391,823)                            52,852
                                                --------------                     --------------
    Net increase (decrease)
     in net assets resulting
     from operations                                   140,112                            141,426
                                                --------------                     --------------
From capital transactions:
 Net purchase payments                                       -                          1,007,333
 Net investment division
   transfers                                        (5,310,539)                        (5,639,399)
 Other net transfers                                (1,539,447)                          (354,880)
                                                --------------                     --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                      (6,849,986)                        (4,986,946)
                                                --------------                     --------------
    NET CHANGE IN NET ASSETS                        (6,709,874)                        (4,845,520)
NET ASSETS - BEGINNING OF
 PERIOD                                              6,709,874                          4,845,520
                                                --------------                     --------------
NET ASSETS - END OF PERIOD                      $            -                     $            -
                                                ==============                     ==============

                                  ------------------

                                            JP Morgan
                                             Select
                                        Equity Portfolio
                                  ----------------------------
                                                      2004 (f)
                                                   --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income                      $       36,418
 Net realized gains (losses)
   from security transactions                            (609,282)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                          1,185,338
                                                   --------------
    Net increase (decrease)
     in net assets resulting
     from operations                                      612,474
                                                   --------------
From capital transactions:
 Net purchase payments                                     25,573
 Net investment division
   transfers                                           (9,398,661)
 Other net transfers                                   (2,271,090)
                                                   --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                        (11,644,178)
                                                   --------------
    NET CHANGE IN NET ASSETS                          (11,031,704)
NET ASSETS - BEGINNING OF
 PERIOD                                                11,031,704
                                                   --------------
NET ASSETS - END OF PERIOD                         $            -
                                                   ==============

(f) For the period from January 1, 2004 to November 19, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                   Met Investors
                            --------------------------------------------------------------------------------------------------

                                      JP Morgan                    Met/Putnam                          Met/Putnam
                                       Select                       Research                             Capital
                                 Equity Portfolio B                Portfolio B                   Opportunities Portfolio
                            ----------------------------  ----------------------------       ------------------------------
                                             2004 (f)                         2004 (f)            2005            2004
                                          --------------                   --------------    --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                                 $        2,388                   $      (19,751)   $      (52,787) $      (74,837)
 Net realized gains
   (losses) from
   security transactions                          60,974                          268,898           165,053         (14,269)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                   (23,414)                        (239,343)          254,113         914,173
                                          --------------                   --------------    --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                              39,948                            9,804           366,379         825,067
                                          --------------                   --------------    --------------  --------------
From capital
 transactions:
 Net purchase payments                                                            497,895           108,599          92,821
 Net investment division
   transfers                                    (561,614)                      (2,802,868)         (153,398)       (266,316)
 Other net transfers                             (95,953)                        (103,053)       (1,167,362)     (1,032,592)
                                          --------------                   --------------    --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                               (657,567)                      (2,408,026)       (1,212,161)     (1,206,087)
                                          --------------                   --------------    --------------  --------------
    NET CHANGE IN NET
     ASSETS                                     (617,619)                      (2,398,222)         (845,782)       (381,020)
NET ASSETS - BEGINNING
 OF PERIOD                                       617,619                        2,398,222         5,369,176       5,750,196
                                          --------------                   --------------    --------------  --------------
NET ASSETS - END OF
 PERIOD                                   $            -                   $            -    $    4,523,394  $    5,369,176
                                          ==============                   ==============    ==============  ==============

                            ------------------------

                                      Met/Putnam
                                        Capital
                               Opportunities Portfolio B
                            ------------------------------
                                 2005              2004
                            --------------    --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $       (5,247)   $       (5,382)
 Net realized gains
   (losses) from
   security transactions             4,701             1,838
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      38,616            70,316
                            --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                38,070            66,772
                            --------------    --------------
From capital
 transactions:
 Net purchase payments               1,101             4,988
 Net investment division
   transfers                        49,953             4,369
 Other net transfers               (11,136)           (8,833)
                            --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   39,918               524
                            --------------    --------------
    NET CHANGE IN NET
     ASSETS                         77,988            67,296
NET ASSETS - BEGINNING
 OF PERIOD                         464,650           397,354
                            --------------    --------------
NET ASSETS - END OF
 PERIOD                     $      542,638    $      464,650
                            ==============    ==============

(f) For the period from January 1, 2004 to November 19, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                  -----------------------------------

                                            Oppenheimer
                                              Capital
                                      Appreciation Portfolio
                                  ------------------------------
                                       2005            2004 (g)
                                  --------------    --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $       (3,446)   $       46,204
 Net realized gains (losses)
   from security transactions              8,725              (526)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           132,770            16,843
                                  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     138,049            62,521
                                  --------------    --------------
From capital transactions:
 Net purchase payments                       480               160
 Net investment division
   transfers                           1,261,595           938,122
 Other net transfers                    (300,919)          (81,802)
                                  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions           961,156           856,480
                                  --------------    --------------
    NET CHANGE IN NET ASSETS           1,099,205           919,001
NET ASSETS - BEGINNING OF
 PERIOD                                  919,001                 -
                                  --------------    --------------
NET ASSETS - END OF PERIOD        $    2,018,206    $      919,001
                                  ==============    ==============

                                                        Met Investors
                                  -------------------------------------------------------------------------------------------

                                            Oppenheimer                          Money
                                              Capital                           Market
                                     Appreciation Portfolio B                 Portfolio B
                                  ------------------------------    ------------------------------
                                       2005              2004          2005 (a)            2004
                                  --------------    --------------  --------------    --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $      (98,420)   $      903,544  $        3,380    $     (105,147)
 Net realized gains (losses)
   from security transactions            580,386           837,551               -                 -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          (170,174)         (848,736)              -                 -
                                  --------------    --------------  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     311,792           892,359           3,380          (105,147)
                                  --------------    --------------  --------------    --------------
From capital transactions:
 Net purchase payments                   582,397         5,763,382       3,962,241         7,336,779
 Net investment division
   transfers                          (3,660,085)       (1,247,575)    (13,151,826)       (7,042,492)
 Other net transfers                    (868,423)         (617,785)       (130,327)         (773,391)
                                  --------------    --------------  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions        (3,946,111)        3,898,022      (9,319,912)         (479,104)
                                  --------------    --------------  --------------    --------------
    NET CHANGE IN NET ASSETS          (3,634,319)        4,790,381      (9,316,532)         (584,251)
NET ASSETS - BEGINNING OF
 PERIOD                               17,809,586        13,019,205       9,316,532         9,900,783
                                  --------------    --------------  --------------    --------------
NET ASSETS - END OF PERIOD        $   14,175,267    $   17,809,586  $            -    $    9,316,532
                                  ==============    ==============  ==============    ==============

                                  ---------------------

                                          PIMCO Inflation
                                             Protected
                                         Bond Portfolio B
                                  ------------------------------
                                       2005              2004
                                  --------------    --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $     (177,459)   $      492,509
 Net realized gains (losses)
   from security transactions            169,893           456,817
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           (56,444)          147,725
                                  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     (64,010)        1,097,051
                                  --------------    --------------
From capital transactions:
 Net purchase payments                   477,620         5,824,012
 Net investment division
   transfers                          (1,659,818)       (2,084,647)
 Other net transfers                    (572,028)         (634,879)
                                  --------------    --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions        (1,754,226)        3,104,486
                                  --------------    --------------
    NET CHANGE IN NET ASSETS          (1,818,236)        4,201,537
NET ASSETS - BEGINNING OF
 PERIOD                               14,486,481        10,284,944
                                  --------------    --------------
NET ASSETS - END OF PERIOD        $   12,668,245    $   14,486,481
                                  ==============    ==============

(a) For the period from January 1, 2005 to April 29, 2005
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                     Met Investors
                            -----------------------------------------------------------------------------------------------------

                                         Janus                             Janus                           PIMCO
                                      Aggressive                        Aggressive                     Total Return
                                   Growth Portfolio                 Growth Portfolio B                Bond Portfolio
                            ------------------------------    ------------------------------  ------------------------------
                                 2005          2004 (g)            2005            2004            2005            2004 (g)
                            --------------  --------------    --------------  --------------  --------------    --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      (23,872) $      (19,165)   $     (178,595) $     (202,789) $      (36,204)   $        2,385
 Net realized gains
   (losses) from
   security transactions            48,424           9,718           326,684         815,044          17,276            (2,751)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     182,879         198,500         1,121,600         590,259          71,989            33,857
                            --------------  --------------    --------------  --------------  --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               207,431         189,053         1,269,689       1,202,514          53,061            33,491
                            --------------  --------------    --------------  --------------  --------------    --------------
From capital
 transactions:
 Net purchase payments                 480             320           372,792       2,585,596           2,000                 -
 Net investment division
   transfers                      (151,508)      2,108,310        (2,346,784)      5,002,479         152,651         5,333,820
 Other net transfers              (250,925)       (246,131)         (707,146)       (475,857)       (842,342)          (76,543)
                            --------------  --------------    --------------  --------------  --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                 (401,953)      1,862,499        (2,681,138)      7,112,218        (687,691)        5,257,277
                            --------------  --------------    --------------  --------------  --------------    --------------
    NET CHANGE IN NET
     ASSETS                       (194,522)      2,051,552        (1,411,449)      8,314,732        (634,630)        5,290,768
NET ASSETS - BEGINNING
 OF PERIOD                       2,051,552               -        13,735,692       5,420,960       5,290,768                 -
                            --------------  --------------    --------------  --------------  --------------    --------------
NET ASSETS - END OF
 PERIOD                     $    1,857,030  $    2,051,552    $   12,324,243  $   13,735,692  $    4,656,138    $    5,290,768
                            ==============  ==============    ==============  ==============  ==============    ==============

                            -------------------------

                                         PIMCO
                                     Total Return
                                   Bond Portfolio B
                            ------------------------------
                                 2005              2004
                            --------------    --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (280,274)   $    1,402,742
 Net realized gains
   (losses) from
   security transactions           (24,444)            1,615
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     496,901          (601,994)
                            --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               192,183           802,363
                            --------------    --------------
From capital
 transactions:
 Net purchase payments           2,138,313         6,722,289
 Net investment division
   transfers                    (1,072,472)        3,640,137
 Other net transfers            (1,953,969)       (1,228,260)
                            --------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                 (888,128)        9,134,166
                            --------------    --------------
    NET CHANGE IN NET
     ASSETS                       (695,945)        9,936,529
NET ASSETS - BEGINNING
 OF PERIOD                      32,346,606        22,410,077
                            --------------    --------------
NET ASSETS - END OF
 PERIOD                     $   31,650,661    $   32,346,606
                            ==============    ==============

(a) For the period from January 1, 2005 to April 29, 2005
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 Met Investors
                            ---------------------------------------------------------------------------------------------------

                                                                    T. Rowe Price                     T. Rowe Price
                                     RCM Global                        Mid-Cap                           Mid-Cap
                               Technology Portfolio B             Growth Portfolio                 Growth Portfolio B
                            ----------------------------    ----------------------------      ----------------------------
                                 2005             2004           2005           2004 (g)           2005             2004
                            -------------    -------------  -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (10,195)   $     (22,345) $      13,316    $     (23,014)   $      84,243    $    (167,472)
 Net realized gains
   (losses) from
   security transactions            3,231          125,899         72,851            9,847          482,360          596,256
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     65,175          (79,632)       174,068          320,841          763,426          997,791
                            -------------    -------------  -------------    -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               58,211           23,922        260,235          307,674        1,330,029        1,426,575
                            -------------    -------------  -------------    -------------    -------------    -------------
From capital
 transactions:
 Net purchase payments             32,548          519,833              -            6,421        1,009,788        2,752,323
 Net investment division
   transfers                     (405,651)         (32,994)      (280,537)       2,105,579         (389,150)      (1,299,281)
 Other net transfers              (63,441)         (48,763)      (142,582)         (66,363)        (574,064)        (307,410)
                            -------------    -------------  -------------    -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                (436,544)         438,076       (423,119)       2,045,637           46,574        1,145,632
                            -------------    -------------  -------------    -------------    -------------    -------------
    NET CHANGE IN NET
     ASSETS                      (378,333)         461,998       (162,884)       2,353,311        1,376,603        2,572,207
NET ASSETS - BEGINNING
 OF PERIOD                      1,409,252          947,254      2,353,311                -       10,865,835        8,293,628
                            -------------    -------------  -------------    -------------    -------------    -------------
NET ASSETS - END OF
 PERIOD                     $   1,030,919    $   1,409,252  $   2,190,427    $   2,353,311    $  12,242,438    $  10,865,835
                            =============    =============  =============    =============    =============    =============

                            -------------------

                                    MFS Research
                                    International
                                      Portfolio
                            ----------------------------
                                 2005           2004
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     231,766  $     (58,105)
 Net realized gains
   (losses) from
   security transactions          598,605        310,180
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     56,178        612,915
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              886,549        864,990
                            -------------  -------------
From capital
 transactions:
 Net purchase payments            147,944         79,642
 Net investment division
   transfers                      860,535        580,811
 Other net transfers           (1,293,929)      (935,548)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                (285,450)      (275,095)
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                       601,099        589,895
NET ASSETS - BEGINNING
 OF PERIOD                      5,481,933      4,892,038
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $   6,083,032  $   5,481,933
                            =============  =============

(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 Met Investors
                            -----------------------------------------------------------------------------------------
                                         MFS                           AIM
                                      Research                      Small-Cap                      Lazard
                                    International                    Growth                        Mid-Cap
                                     Portfolio B                   Portfolio B                   Portfolio B
                            ----------------------------  ----------------------------  ----------------------------
                                 2005           2004           2005           2004           2005           2004
                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     578,144  $    (132,626) $      70,780  $    (130,212) $     326,469  $     (79,477)
 Net realized gains
   (losses) from
   security transactions          818,499        891,400        327,404        769,867        274,339        425,791
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    811,059      1,318,202        512,670       (114,878)      (395,073)       157,060
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            2,207,702      2,076,976        910,854        524,777        205,735        503,374
                            -------------  -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments          1,194,742      3,147,063        171,009      2,553,485        285,815      1,535,437
 Net investment division
   transfers                    1,701,747      2,504,374      2,749,934     (1,535,174)      (887,904)    (1,967,890)
 Other net transfers             (704,065)      (311,588)      (546,748)      (253,697)      (189,084)      (205,209)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               2,192,424      5,339,849      2,374,195        764,614       (791,173)      (637,662)
                            -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                     4,400,126      7,416,825      3,285,049      1,289,391       (585,438)      (134,288)
NET ASSETS - BEGINNING
 OF PERIOD                     11,761,428      4,344,603      6,898,264      5,608,873      4,191,996      4,326,284
                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                     $  16,161,554  $  11,761,428  $  10,183,313  $   6,898,264  $   3,606,558  $   4,191,996
                            =============  =============  =============  =============  =============  =============

                            -----------------------------
                                       Harris
                                       Oakmark
                                    International
                                     Portfolio B
                            ----------------------------
                                 2005           2004
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (45,782) $    (180,199)
 Net realized gains
   (losses) from
   security transactions          794,061      1,556,081
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    358,872        669,795
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            1,107,151      2,045,677
                            -------------  -------------
From capital
 transactions:
 Net purchase payments          1,102,799      4,407,476
 Net investment division
   transfers                   (1,369,116)    (2,270,308)
 Other net transfers             (441,559)      (289,427)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                (707,876)     1,847,741
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                       399,275      3,893,418
NET ASSETS - BEGINNING
 OF PERIOD                     10,393,141      6,499,723
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $  10,792,416  $  10,393,141
                            =============  =============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                         --------------------------------

                                                   Met/AIM
                                                  Small-Cap
                                              Growth Portfolio
                                         ---------------------------
                                            2005 (b)
                                         -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $       3,129
  Net realized gains (losses) from
   security transactions                         7,004
  Change in unrealized appreciation
   (depreciation) of investments                35,151
                                         -------------
    Net increase (decrease) in net
     assets resulting from operations           45,284
                                         -------------
From capital transactions:
  Net purchase payments                              -
  Net investment division transfers            299,940
  Other net transfers                          (45,262)
                                         -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              254,678
                                         -------------
    NET CHANGE IN NET ASSETS                   299,962
NET ASSETS - BEGINNING OF
 PERIOD                                              -
                                         -------------
NET ASSETS - END OF PERIOD               $     299,962
                                         =============

                                                           Met Investors
                                         ---------------------------------------------------------------------------------
                                                                                   Third
                                                    Third                         Avenue
                                              Avenue Small-Cap                   Small-Cap
                                               Value Portfolio               Value Portfolio B
                                         ---------------------------   ----------------------------
                                            2005 (b)                        2005             2004
                                         -------------                 -------------    -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (3,021)                $    (114,550)   $      30,085
  Net realized gains (losses) from
   security transactions                         2,768                       956,404        1,491,399
  Change in unrealized appreciation
   (depreciation) of investments                74,590                       179,148          731,562
                                         -------------                 -------------    -------------
    Net increase (decrease) in net
     assets resulting from operations           74,337                     1,021,002        2,253,046
                                         -------------                 -------------    -------------
From capital transactions:
  Net purchase payments                              -                       788,017        3,550,138
  Net investment division transfers            386,636                    (1,313,120)      (3,732,602)
  Other net transfers                          (16,241)                     (472,273)        (334,453)
                                         -------------                 -------------    -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              370,395                      (997,376)        (516,917)
                                         -------------                 -------------    -------------
    NET CHANGE IN NET ASSETS                   444,732                        23,626        1,736,129
NET ASSETS - BEGINNING OF
 PERIOD                                              -                     9,208,622        7,472,493
                                         -------------                 -------------    -------------
NET ASSETS - END OF PERIOD               $     444,732                 $   9,232,248    $   9,208,622
                                         =============                 =============    =============

                                         -----------------
                                                  Neuberger
                                                   Berman
                                                    Real
                                              Estate Portfolio
                                         ---------------------------
                                            2005 (b)
                                         -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (6,878)
  Net realized gains (losses) from
   security transactions                        12,554
  Change in unrealized appreciation
   (depreciation) of investments               105,867
                                         -------------
    Net increase (decrease) in net
     assets resulting from operations          111,543
                                         -------------
From capital transactions:
  Net purchase payments                              -
  Net investment division transfers            813,418
  Other net transfers                         (103,791)
                                         -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              709,627
                                         -------------
    NET CHANGE IN NET ASSETS                   821,170
NET ASSETS - BEGINNING OF
 PERIOD                                              -
                                         -------------
NET ASSETS - END OF PERIOD               $     821,170
                                         =============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                               Met Investors
                          ---------------------------------------------------------------------------------------------

                                    Neuberger                        Turner                     Goldman Sachs
                                     Berman                          Mid-Cap                       Mid-Cap
                             Real Estate Portfolio B           Growth Portfolio B             Value Portfolio B
                          ----------------------------    ----------------------------  ----------------------------
                               2005         2004 (g)           2005         2004 (g)         2005           2004 (g)
                          -------------  -------------    -------------  -------------  -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                 $     (76,899) $      69,471    $      16,729  $     (23,900) $     120,090    $      (5,949)
 Net realized gains
   (losses) from
   security
   transactions                 338,322        319,936           78,529        160,483        178,353          269,732
 Change in unrealized
   appreciation
   (depreciation) of
   investments                  601,635        466,832          (18,872)       197,573       (107,956)         298,743
                          -------------  -------------    -------------  -------------  -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            863,058        856,239           76,386        334,156        190,487          562,526
                          -------------  -------------    -------------  -------------  -------------    -------------
From capital
 transactions:
 Net purchase payments          907,420        839,423           42,276        554,212        482,465          830,411
 Net investment
   division transfers         3,660,627      1,097,312         (500,622)       644,546       (379,486)         768,628
 Other net transfers           (281,549)      (105,853)         (61,800)       (37,548)       (94,921)         (68,745)
                          -------------  -------------    -------------  -------------  -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions             4,286,498      1,830,882         (520,146)     1,161,210          8,058        1,530,294
                          -------------  -------------    -------------  -------------  -------------    -------------
    NET CHANGE IN NET
     ASSETS                   5,149,556      2,687,121         (443,760)     1,495,366        198,545        2,092,820
NET ASSETS - BEGINNING
 OF PERIOD                    2,687,121              -        1,495,366              -      2,092,820                -
                          -------------  -------------    -------------  -------------  -------------    -------------
NET ASSETS - END OF
 PERIOD                   $   7,836,677  $   2,687,121    $   1,051,606  $   1,495,366  $   2,291,365    $   2,092,820
                          =============  =============    =============  =============  =============    =============

                          -------------------------

                                    Defensive
                                    Strategy
                                 Fund of Fund B
                          ----------------------------
                               2005         2004 (h)
                          -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                 $     (31,622) $      46,262
 Net realized gains
   (losses) from
   security
   transactions                     234             67
 Change in unrealized
   appreciation
   (depreciation) of
   investments                  162,878        (11,140)
                          -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            131,490         35,189
                          -------------  -------------
From capital
 transactions:
 Net purchase payments          378,369        154,661
 Net investment
   division transfers         1,560,405      2,572,076
 Other net transfers           (178,599)        (1,264)
                          -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions             1,760,175      2,725,473
                          -------------  -------------
    NET CHANGE IN NET
     ASSETS                   1,891,665      2,760,662
NET ASSETS - BEGINNING
 OF PERIOD                    2,760,662              -
                          -------------  -------------
NET ASSETS - END OF
 PERIOD                   $   4,652,327  $   2,760,662
                          =============  =============

(g) For the period from May 3, 2004 to December 31, 2004
(h) For the period from November 22, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                Met Investors
                            ----------------------------------------------------------------------------------------------

                                      Moderate                        Balanced                        Growth
                                      Strategy                        Strategy                       Strategy
                                   Fund of Fund B                  Fund of Fund B                 Fund of Fund B
                            ----------------------------    ----------------------------   ----------------------------
                                 2005         2004 (h)           2005          2004 (h)         2005           2004 (h)
                            -------------  -------------    -------------    ------------- -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (52,581) $     100,594    $    (139,161)   $     283,600 $    (158,718)   $     192,226
 Net realized gains
   (losses) from
   security transactions           90,943             61           98,925               35       290,369               62
 Change in unrealized
   appreciation
   (depreciation) of
   investments                  1,212,460          2,245        4,255,769          261,782     4,808,088          571,750
                            -------------  -------------    -------------    ------------- -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            1,250,822        102,900        4,215,533          545,417     4,939,739          764,038
                            -------------  -------------    -------------    ------------- -------------    -------------
From capital
 transactions:
 Net purchase payments          6,452,097        508,512       24,862,758        1,406,112    19,560,188        2,394,025
 Net investment division
   transfers                   15,247,272      7,210,752       28,184,847       30,437,103    16,671,629       33,770,768
 Other net transfers           (2,143,336)        (2,078)      (4,068,109)               -    (1,614,327)        (496,740)
                            -------------  -------------    -------------    ------------- -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions              19,556,033      7,717,186       48,979,496       31,843,215    34,617,490       35,668,053
                            -------------  -------------    -------------    ------------- -------------    -------------
    NET CHANGE IN NET
     ASSETS                    20,806,855      7,820,086       53,195,029       32,388,632    39,557,229       36,432,091
NET ASSETS - BEGINNING
 OF PERIOD                      7,820,086              -       32,388,632                -    36,432,091                -
                            -------------  -------------    -------------    ------------- -------------    -------------
NET ASSETS - END OF
 PERIOD                     $  28,626,941  $   7,820,086    $  85,583,661    $  32,388,632 $  75,989,320    $  36,432,091
                            =============  =============    =============    ============= =============    =============

                            -----------------------

                                     Aggressive
                                      Strategy
                                   Fund of Fund B
                            ----------------------------
                                 2005           2004 (h)
                            -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (37,924)   $       4,547
 Net realized gains
   (losses) from
   security transactions           44,868              105
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    600,321          106,540
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              607,265          111,192
                            -------------    -------------
From capital
 transactions:
 Net purchase payments          1,243,027          940,325
 Net investment division
   transfers                    1,320,569        3,683,841
 Other net transfers             (181,355)         (11,433)
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               2,382,241        4,612,733
                            -------------    -------------
    NET CHANGE IN NET
     ASSETS                     2,989,506        4,723,925
NET ASSETS - BEGINNING
 OF PERIOD                      4,723,925                -
                            -------------    -------------
NET ASSETS - END OF
 PERIOD                     $   7,713,431    $   4,723,925
                            =============    =============

(h) For the period from November 22, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                            Met Investors
                            -----------------------------------------------------------------------------------

                                                                                          Cyclical Growth
                                    Van Kampen                   Cyclical                       and
                               Comstock Portfolio B       Growth ETF Portfolio B      Income ETF Portfolio B
                            --------------------------- --------------------------- ---------------------------
                               2005 (b)                    2005 (c)                    2005 (c)
                            -------------               -------------               -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      40,223               $         224               $          88
 Net realized gains
   (losses) from
   security transactions            1,447                           1                           -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     60,089                        (224)                       (145)
                            -------------               -------------               -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              101,759                           1                         (57)
                            -------------               -------------               -------------
From capital
 transactions:
 Net purchase payments            994,047                      22,800                           -
 Net investment division
   transfers                    2,105,172                      17,793                      67,511
 Other net transfers              (17,182)                        (23)                          -
                            -------------               -------------               -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               3,082,037                      40,570                      67,511
                            -------------               -------------               -------------
    NET CHANGE IN NET
     ASSETS                     3,183,796                      40,571                      67,454
NET ASSETS - BEGINNING
 OF PERIOD                              -                           -                           -
                            -------------               -------------               -------------
NET ASSETS - END OF
 PERIOD                     $   3,183,796               $      40,571               $      67,454
                            =============               =============               =============

                            ---------------------------

                                    Legg Mason
                                      Value
                                Equity Portfolio B
                            --------------------------
                              2005 (d)
                            -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $           -
 Net realized gains
   (losses) from
   security transactions                -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          -
                            -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                    -
                            -------------
From capital
 transactions:
 Net purchase payments                  -
 Net investment division
   transfers                            -
 Other net transfers                    -
                            -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                       -
                            -------------
    NET CHANGE IN NET
     ASSETS                             -
NET ASSETS - BEGINNING
 OF PERIOD                              -
                            -------------
NET ASSETS - END OF
 PERIOD                     $           -
                            =============

(b) For the period from May 2, 2005 to December 31, 2005
(c) For the period September 30, 2005 to December 31, 2005
(d) For the period November 7, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                              Russell
                                      -----------------------------------------------------------------------------------------


                                               Multi-Style                   Aggressive                      Non-US
                                               Equity Fund                   Equity Fund                      Fund
                                      ----------------------------  ----------------------------  ----------------------------
                                           2005           2004           2005           2004           2005           2004
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS :
From operations
  Net investment (loss) income        $      (9,653) $     (25,079) $      49,596  $      17,067  $       3,947  $       7,996
  Net realized gains (losses) from
   security transactions                    (91,199)      (173,819)        47,417         26,738         25,900        (43,923)
  Change in unrealized appreciation
   (depreciation) of investments            283,133        489,470        (72,447)        54,442        151,305        311,745
                                      -------------  -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from
     operations                             182,281        290,572         24,566         98,247        181,152        275,818
                                      -------------  -------------  -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                       1,780          1,780            232            232            818            818
  Net investment division transfers          23,567          5,589         (9,824)       (62,450)       (53,793)      (153,644)
  Other net transfers                      (693,796)      (696,958)      (255,400)      (154,747)      (358,698)      (371,978)
                                      -------------  -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                          (668,449)      (689,589)      (264,992)      (216,965)      (411,673)      (524,804)
                                      -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                                (486,168)      (399,017)      (240,426)      (118,718)      (230,521)      (248,986)
NET ASSETS - BEGINNING OF
 PERIOD                                   3,786,428      4,185,445        826,355        945,073      1,850,739      2,099,725
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD            $   3,300,260  $   3,786,428  $     585,929  $     826,355  $   1,620,218  $   1,850,739
                                      =============  =============  =============  =============  =============  =============

                                      -----------------------------


                                                Core Bond
                                                  Fund
                                      ----------------------------
                                           2005           2004
                                      -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS :
From operations
  Net investment (loss) income        $      82,091  $      85,818
  Net realized gains (losses) from
   security transactions                      9,950         28,142
  Change in unrealized appreciation
   (depreciation) of investments            (77,199)       (25,799)
                                      -------------  -------------
    Net increase (decrease) in net
     assets resulting from
     operations                              14,842         88,161
                                      -------------  -------------
From capital transactions:
  Net purchase payments                         400            400
  Net investment division transfers          57,598         38,634
  Other net transfers                      (475,350)      (955,832)
                                      -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                          (417,352)      (916,798)
                                      -------------  -------------
    NET CHANGE IN NET
     ASSETS                                (402,510)      (828,637)
NET ASSETS - BEGINNING OF
 PERIOD                                   2,769,464      3,598,101
                                      -------------  -------------
NET ASSETS - END OF PERIOD            $   2,366,954  $   2,769,464
                                      =============  =============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                    Russell
                                         ----------------------------  ---------------------------------

                                                  Real Estate                     Capital
                                                  Securities                   Appreciation
                                                     Fund                          Fund
                                         ----------------------------  ----------------------------
                                              2005           2004           2005             2004
                                         -------------  -------------  -------------    -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      34,501  $      27,603  $     (29,885)   $     (34,143)
  Net realized gains (losses) from
   security transactions                        51,726         34,977       (115,784)        (133,904)
  Change in unrealized appreciation
   (depreciation) of investments               (51,077)        58,874        304,160          287,068
                                         -------------  -------------  -------------    -------------
    Net increase (decrease) in net
     assets resulting from operations           35,150        121,454        158,491          119,021
                                         -------------  -------------  -------------    -------------
From capital transactions:
  Net purchase payments                            170            170         17,562           57,541
  Net investment division transfers            (17,548)       (31,196)       (57,808)        (172,049)
  Other net transfers                          (96,992)       (53,560)      (326,274)        (186,947)
                                         -------------  -------------  -------------    -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                             (114,370)       (84,586)      (366,520)        (301,455)
                                         -------------  -------------  -------------    -------------
    NET CHANGE IN NET ASSETS                   (79,220)        36,868       (208,029)        (182,434)
NET ASSETS - BEGINNING OF
 PERIOD                                        435,953        399,085      2,455,741        2,638,175
                                         -------------  -------------  -------------    -------------
NET ASSETS - END OF PERIOD               $     356,733  $     435,953  $   2,247,712    $   2,455,741
                                         =============  =============  =============    =============

                                                   AIM
                                         -------------------------------------------------------

                                                    Capital                      International
                                                 Appreciation                       Growth
                                                    Fund B                           Fund
                                         ----------------------------    ----------------------------
                                              2005           2004             2005           2004
                                         -------------  -------------    -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (1,342) $      (1,569)   $      (2,458) $      (2,977)
  Net realized gains (losses) from
   security transactions                         4,108            974            4,483        (19,362)
  Change in unrealized appreciation
   (depreciation) of investments                 1,752          5,795           48,666         95,989
                                         -------------  -------------    -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations            4,518          5,200           50,691         73,650
                                         -------------  -------------    -------------  -------------
From capital transactions:
  Net purchase payments                              -            361            3,683          2,500
  Net investment division transfers            (14,037)        (4,658)          12,547        (66,303)
  Other net transfers                             (310)          (459)         (63,976)       (79,143)
                                         -------------  -------------    -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (14,347)        (4,756)         (47,746)      (142,946)
                                         -------------  -------------    -------------  -------------
    NET CHANGE IN NET ASSETS                    (9,829)           444            2,945        (69,296)
NET ASSETS - BEGINNING OF
 PERIOD                                        115,888        115,444          339,873        409,169
                                         -------------  -------------    -------------  -------------
NET ASSETS - END OF PERIOD               $     106,059  $     115,888    $     342,818  $     339,873
                                         =============  =============    =============  =============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                   AIM
                                         -----------------------------------------------------------------
                                                 International                        Premier
                                                    Growth                            Equity
                                                    Fund B                             Fund
                                         ----------------------------      ----------------------------
                                              2005             2004           2005 (a)           2004
                                         -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (2,883)   $        (757)   $        (473)   $     (17,719)
  Net realized gains (losses) from
   security transactions                        17,725            1,442            1,600       (1,598,056)
  Change in unrealized appreciation
   (depreciation) of investments               107,909           16,248           (5,245)       1,532,930
                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net
     assets resulting from operations          122,751           16,933           (4,118)         (82,845)
                                         -------------    -------------    -------------    -------------
From capital transactions:
  Net purchase payments                        225,480           28,925                -              750
  Net investment division transfers            584,318              865          (96,559)      (3,558,799)
  Other net transfers                          (26,729)          (3,588)            (642)        (126,411)
                                         -------------    -------------    -------------    -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              783,069           26,202          (97,201)      (3,684,460)
                                         -------------    -------------    -------------    -------------
    NET CHANGE IN NET ASSETS                   905,820           43,135         (101,319)      (3,767,305)
NET ASSETS - BEGINNING OF
 PERIOD                                         97,932           54,797          101,319        3,868,624
                                         -------------    -------------    -------------    -------------
NET ASSETS - END OF PERIOD               $   1,003,752    $      97,932    $           -    $     101,319
                                         =============    =============    =============    =============

                                                                                   Alliance
                                         ---------------------            --------------------------
                                                   Premier                          Premier
                                                   Equity                           Growth
                                                   Fund B                          Portfolio
                                         --------------------------       --------------------------
                                                            2004 (e)                         2004 (e)
                                                         -------------                    -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                           $      (1,334)                   $     (10,753)
  Net realized gains (losses) from
   security transactions                                        59,977                       (1,070,021)
  Change in unrealized appreciation
   (depreciation) of investments                               (68,369)                       1,029,254
                                                         -------------                    -------------
    Net increase (decrease) in net
     assets resulting from operations                           (9,726)                         (51,520)
                                                         -------------                    -------------
From capital transactions:
  Net purchase payments                                          7,500                              935
  Net investment division transfers                           (389,436)                      (2,166,047)
  Other net transfers                                           (3,225)                        (119,431)
                                                         -------------                    -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                             (385,161)                      (2,284,543)
                                                         -------------                    -------------
    NET CHANGE IN NET ASSETS                                  (394,887)                      (2,336,063)
NET ASSETS - BEGINNING OF
 PERIOD                                                        394,887                        2,336,063
                                                         -------------                    -------------
NET ASSETS - END OF PERIOD                               $           -                    $           -
                                                         =============                    =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                             Alliance
                                         --------------------------------------------------------------------------------------
                                                  Premier                     Bernstein                     Bernstein
                                                   Growth                    Real Estate                   Real Estate
                                                 Portfolio                    Portfolio                    Portfolio B
                                         -------------------------  ----------------------------  ----------------------------
                                                        2004 (e)       2005 (a)         2004         2005 (a)         2004
                                                     -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                       $     (42,139) $      (3,572) $       6,382  $     (22,953) $      31,787
  Net realized gains (losses) from
   security transactions                                   225,118        362,781        107,239      1,564,228        182,916
  Change in unrealized appreciation
   (depreciation) of investments                          (419,108)      (394,028)       122,512     (1,765,860)     1,067,300
                                                     -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations                     (236,129)       (34,819)       236,133       (224,585)     1,282,003
                                                     -------------  -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                                    738,051              -             25         20,014        713,066
  Net investment division transfers                     (8,038,502)      (812,379)      (107,827)    (4,824,193)         7,974
  Other net transfers                                     (159,652)       (29,769)      (121,945)      (170,016)      (200,176)
                                                     -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                       (7,460,103)      (842,148)      (229,747)    (4,974,195)       520,864
                                                     -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                            (7,696,232)      (876,967)         6,386     (5,198,780)     1,802,867
NET ASSETS - BEGINNING OF
 PERIOD                                                  7,696,232        876,967        870,581      5,198,780      3,395,913
                                                     -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD                           $           -  $           -  $     876,967  $           -  $   5,198,780
                                                     =============  =============  =============  =============  =============

                                         --------------------------
                                                 Bernstein
                                                 Small-Cap
                                                Portfolio B
                                         -------------------------
                                                        2004 (e)
                                                     -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                       $      (1,123)
  Net realized gains (losses) from
   security transactions                                    63,990
  Change in unrealized appreciation
   (depreciation) of investments                           (60,051)
                                                     -------------
    Net increase (decrease) in net
     assets resulting from operations                        2,816
                                                     -------------
From capital transactions:
  Net purchase payments                                          -
  Net investment division transfers                       (246,393)
  Other net transfers                                         (785)
                                                     -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                         (247,178)
                                                     -------------
    NET CHANGE IN NET ASSETS                              (244,362)
NET ASSETS - BEGINNING OF
 PERIOD                                                    244,362
                                                     -------------
NET ASSETS - END OF PERIOD                           $           -
                                                     =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                     Alliance                    Liberty
                            --------------------------  -------------------------
                                     Bernstein                   Newport
                                       Value                   Tiger Fund,
                                    Portfolio B              Variable Series
                            --------------------------  -------------------------
                                            2004 (e)                   2004 (e)
                                         -------------              -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                                $        (346)             $        (385)
 Net realized gains
   (losses) from
   security transactions                        13,607                     (2,505)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                 (13,420)                     1,835
                                         -------------              -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                              (159)                    (1,055)
                                         -------------              -------------
From capital
 transactions:
 Net purchase payments                               -                          -
 Net investment division
   transfers                                   (65,817)                   (77,472)
 Other net transfers                              (370)                      (751)
                                         -------------              -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                              (66,187)                   (78,223)
                                         -------------              -------------
    NET CHANGE IN NET
     ASSETS                                    (66,346)                   (79,278)
NET ASSETS - BEGINNING
 OF PERIOD                                      66,346                     79,278
                                         -------------              -------------
NET ASSETS - END OF
 PERIOD                                  $           -              $           -
                                         =============              =============

                                                Goldman Sachs
                            ----------------------------------------------------
                                      Growth                 International
                                       and                       Equity
                                   Income Fund                    Fund
                            -------------------------  -------------------------
                                           2004 (e)                   2004 (e)
                                        -------------              -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                               $        (998)             $      (1,119)
 Net realized gains
   (losses) from
   security transactions                       (2,253)                   (49,672)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                  7,082                     44,745
                                        -------------              -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                            3,831                     (6,046)
                                        -------------              -------------
From capital
 transactions:
 Net purchase payments                              -                          -
 Net investment division
   transfers                                 (211,546)                  (219,107)
 Other net transfers                           (1,116)                   (18,078)
                                        -------------              -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                            (212,662)                  (237,185)
                                        -------------              -------------
    NET CHANGE IN NET
     ASSETS                                  (208,831)                  (243,231)
NET ASSETS - BEGINNING
 OF PERIOD                                    208,831                    243,231
                                        -------------              -------------
NET ASSETS - END OF
 PERIOD                                 $           -              $           -
                                        =============              =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                         -------------------------------
                                                   Dreman
                                                High Return
                                              Equity Portfolio
                                         --------------------------
                                                           2004 (e)
                                                         -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                           $           -
  Net realized gains (losses) from
   security transactions                                             -
  Change in unrealized appreciation
   (depreciation) of investments                                     -
                                                         -------------
    Net increase (decrease) in net
     assets resulting from operations                                -
                                                         -------------
From capital transactions:
  Net purchase payments                                              -
  Net investment division transfers                                  -
  Other net transfers                                                -
                                                         -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                                    -
                                                         -------------
    NET CHANGE IN NET ASSETS                                         -
NET ASSETS - BEGINNING OF
 PERIOD                                                              -
                                                         -------------
NET ASSETS - END OF PERIOD                               $           -
                                                         =============

                                                               Scudder II
                                         ------------------------------------------------------------------------------------
                                                                                    Dreman
                                                   Small-Cap                       Small-Cap
                                               Growth Portfolio                 Value Portfolio
                                         ----------------------------    ----------------------------
                                              2005            2004          2005 (a)          2004
                                         -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (2,637)  $      (2,765)  $      37,431   $      (2,286)
  Net realized gains (losses) from
   security transactions                       (10,809)        (12,456)         74,979          54,162
  Change in unrealized appreciation
   (depreciation) of investments                23,553          31,981        (137,489)         36,152
                                         -------------   -------------   -------------   -------------
    Net increase (decrease) in net
     assets resulting from operations           10,107          16,760         (25,079)         88,028
                                         -------------   -------------   -------------   -------------
From capital transactions:
  Net purchase payments                              -               -               -               -
  Net investment division transfers               (729)        (13,912)       (392,973)        (20,232)
  Other net transfers                          (25,028)         (3,357)        (14,430)        (30,913)
                                         -------------   -------------   -------------   -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (25,757)        (17,269)       (407,403)        (51,145)
                                         -------------   -------------   -------------   -------------
    NET CHANGE IN NET ASSETS                   (15,650)           (509)       (432,482)         36,883
NET ASSETS - BEGINNING OF
 PERIOD                                        199,543         200,052         432,482         395,599
                                         -------------   -------------   -------------   -------------
NET ASSETS - END OF PERIOD               $     183,893   $     199,543   $           -   $     432,482
                                         =============   =============   =============   =============

                                         -------------------

                                                  Government
                                             Securities Portfolio
                                         ----------------------------
                                              2005             2004
                                         -------------    -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      13,987    $      12,530
  Net realized gains (losses) from
   security transactions                           987           10,082
  Change in unrealized appreciation
   (depreciation) of investments               (11,047)         (11,466)
                                         -------------    -------------
    Net increase (decrease) in net
     assets resulting from operations            3,927           11,146
                                         -------------    -------------
From capital transactions:
  Net purchase payments                              -                -
  Net investment division transfers            (19,941)         (88,341)
  Other net transfers                         (116,960)        (227,409)
                                         -------------    -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                             (136,901)        (315,750)
                                         -------------    -------------
    NET CHANGE IN NET ASSETS                  (132,974)        (304,604)
NET ASSETS - BEGINNING OF
 PERIOD                                        414,545          719,149
                                         -------------    -------------
NET ASSETS - END OF PERIOD               $     281,571    $     414,545
                                         =============    =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                       MFS
                                  ------------------------------------------------------------------------------------------


                                             Bond                        Research                      Research
                                            Series                        Series                       Series B
                                  --------------------------    --------------------------    --------------------------
                                                 2004 (e)                       2004 (e)                         2004 (e)
                                               -------------                 -------------                    -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income                  $           -                 $       3,764                    $         190
 Net realized gains (losses)
   from security transactions                              -                      (266,228)                             867
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                             -                       270,705                             (570)
                                               -------------                 -------------                    -------------
    Net increase (decrease)
     in net assets resulting
     from operations                                       -                         8,241                              487
                                               -------------                 -------------                    -------------
From capital transactions:
 Net purchase payments                                     -                            80                                -
 Net investment division
   transfers                                               -                      (648,042)                         (42,871)
 Other net transfers                                       -                       (35,197)                            (100)
                                               -------------                 -------------                    -------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                             -                      (683,159)                         (42,971)
                                               -------------                 -------------                    -------------
    NET CHANGE IN NET ASSETS                               -                      (674,918)                         (42,484)
NET ASSETS - BEGINNING OF
 PERIOD                                                    -                       674,918                           42,484
                                               -------------                 -------------                    -------------
NET ASSETS - END OF PERIOD                     $           -                 $           -                    $           -
                                               =============                 =============                    =============

                                  -------------------


                                        Emerging Growth
                                            Series
                                  --------------------------
                                                     2004 (e)
                                                  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income                     $      (2,433)
 Net realized gains (losses)
   from security transactions                          (293,905)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                          300,443
                                                  -------------
    Net increase (decrease)
     in net assets resulting
     from operations                                      4,105
                                                  -------------
From capital transactions:
 Net purchase payments                                        -
 Net investment division
   transfers                                           (507,492)
 Other net transfers                                    (20,657)
                                                  -------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                         (528,149)
                                                  -------------
    NET CHANGE IN NET ASSETS                           (524,044)
NET ASSETS - BEGINNING OF
 PERIOD                                                 524,044
                                                  -------------
NET ASSETS - END OF PERIOD                        $           -
                                                  =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                    MFS
                            -------------------------------------------------------------------------------------------------

                                     Emerging                         High                              High
                                      Growth                         Income                            Income
                                     Series B                        Series                           Series B
                            --------------------------    ----------------------------      ----------------------------
                                            2004 (e)         2005 (a)           2004           2005 (a)           2004
                                         -------------    -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                                $        (157)   $      20,079    $      15,411    $     261,792    $     110,666
 Net realized gains
   (losses) from
   security transactions                           783          (10,847)           1,190           23,810           18,081
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                    (519)         (19,388)           9,089         (425,341)         152,635
                                         -------------    -------------    -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                               107          (10,156)          25,690         (139,739)         281,382
                                         -------------    -------------    -------------    -------------    -------------
From capital
 transactions:
 Net purchase payments                           1,454                -               25           82,092          646,285
 Net investment division
   transfers                                   (29,712)        (312,908)         (69,916)      (4,191,309)         447,569
 Other net transfers                                (4)          (3,307)        (109,969)         (98,207)        (208,766)
                                         -------------    -------------    -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                              (28,262)        (316,215)        (179,860)      (4,207,424)         885,088
                                         -------------    -------------    -------------    -------------    -------------
    NET CHANGE IN NET
     ASSETS                                    (28,155)        (326,371)        (154,170)      (4,347,163)       1,166,470
NET ASSETS - BEGINNING
 OF PERIOD                                      28,155          326,371          480,541        4,347,163        3,180,693
                                         -------------    -------------    -------------    -------------    -------------
NET ASSETS - END OF
 PERIOD                                  $           -    $           -    $     326,371    $           -    $   4,347,163
                                         =============    =============    =============    =============    =============

                            -----------------

                                     Strategic
                                      Income
                                      Series
                            --------------------------
                                            2004 (e)
                                         -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                                $       7,157
 Net realized gains
   (losses) from
   security transactions                         1,838
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                  (9,081)
                                         -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                               (86)
                                         -------------
From capital
 transactions:
 Net purchase payments                               -
 Net investment division
   transfers                                  (149,425)
 Other net transfers                            (5,865)
                                         -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                             (155,290)
                                         -------------
    NET CHANGE IN NET
     ASSETS                                   (155,376)
NET ASSETS - BEGINNING
 OF PERIOD                                     155,376
                                         -------------
NET ASSETS - END OF
 PERIOD                                  $           -
                                         =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                     MFS
                            ---------------------------------------------------------------------------------------------

                                     Strategic                      Investors                       Investors
                                      Income                          Trust                           Trust
                                     Series B                        Series                         Series B
                            --------------------------    ----------------------------    ----------------------------
                                            2004 (e)         2005 (a)           2004           2005           2004
                                         -------------    -------------    -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                                $      34,699    $         768    $     (10,206) $     (16,564) $     (16,811)
 Net realized gains
   (losses) from
   security transactions                       (13,571)         (77,268)         (32,827)        30,437          6,107
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                 (23,791)          25,918          165,156         53,006        136,560
                                         -------------    -------------    -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                            (2,663)         (50,582)         122,123         66,879        125,856
                                         -------------    -------------    -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments                          22,539              120              435              -          5,300
 Net investment division
   transfers                                  (687,225)      (1,196,123)         (31,350)      (103,597)      (149,542)
 Other net transfers                            (7,185)         (94,851)        (207,501)      (132,506)      (167,715)
                                         -------------    -------------    -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                             (671,871)      (1,290,854)        (238,416)      (236,103)      (311,957)
                                         -------------    -------------    -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                                   (674,534)      (1,341,436)        (116,293)      (169,224)      (186,101)
NET ASSETS - BEGINNING
 OF PERIOD                                     674,534        1,341,436        1,457,729      1,453,256      1,639,357
                                         -------------    -------------    -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                                  $           -    $           -    $   1,341,436  $   1,284,032  $   1,453,256
                                         =============    =============    =============  =============  =============

                            -----------------------

                                         New
                                      Discovery
                                       Series
                            ----------------------------
                               2005 (a)           2004
                            -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      (1,538)   $      (4,901)
 Net realized gains
   (losses) from
   security transactions          (17,430)            (450)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    (30,937)          20,559
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              (49,905)          15,208
                            -------------    -------------
From capital
 transactions:
 Net purchase payments                  -               25
 Net investment division
   transfers                     (300,286)           3,023
 Other net transfers               (3,396)         (57,159)
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                (303,682)         (54,111)
                            -------------    -------------
    NET CHANGE IN NET
     ASSETS                      (353,587)         (38,903)
NET ASSETS - BEGINNING
 OF PERIOD                        353,587          392,490
                            -------------    -------------
NET ASSETS - END OF
 PERIOD                     $           -    $     353,587
                            =============    =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                         MFS                                                           MetLife
                            ----------------------------      ---------------------------------------------------------------

                                         New                              Davis                           Davis
                                      Discovery                          Venture                         Venture
                                      Series B                           Value A                         Value E
                            ----------------------------      ----------------------------    ----------------------------
                               2005 (a)           2004             2005           2004             2005           2004
                            -------------    -------------    -------------  -------------    -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (24,066)   $     (65,140)   $      (1,377) $      (1,007)   $    (311,658) $    (331,247)
 Net realized gains
   (losses) from
   security transactions           22,886           21,996            3,500            156        1,110,097      1,778,058
 Change in unrealized
   appreciation
   (depreciation) of
   investments                   (730,291)         317,403           11,651         14,308        1,526,284      1,491,967
                            -------------    -------------    -------------  -------------    -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations             (731,471)         274,259           13,774         13,457        2,324,723      2,938,778
                            -------------    -------------    -------------  -------------    -------------  -------------
From capital
 transactions:
 Net purchase payments             66,179          720,865                -              -        4,379,536      8,593,764
 Net investment division
   transfers                   (4,468,629)         695,405            2,890         87,808       (1,412,637)       880,158
 Other net transfers             (136,045)        (215,764)          (3,429)        (4,436)      (1,338,696)      (757,370)
                            -------------    -------------    -------------  -------------    -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions              (4,538,495)       1,200,506             (539)        83,372        1,628,203      8,716,552
                            -------------    -------------    -------------  -------------    -------------  -------------
    NET CHANGE IN NET
     ASSETS                    (5,269,966)       1,474,765           13,235         96,829        3,952,926     11,655,330
NET ASSETS - BEGINNING
 OF PERIOD                      5,269,966        3,795,201          171,947         75,118       28,250,947     16,595,617
                            -------------    -------------    -------------  -------------    -------------  -------------
NET ASSETS - END OF
 PERIOD                     $           -    $   5,269,966    $     185,182  $     171,947    $  32,203,873  $  28,250,947
                            =============    =============    =============  =============    =============  =============

                            -------------------------
                                       Harris
                                       Oakmark
                                       Focused
                                       Value B
                            ----------------------------
                                 2005           2004
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (72,948) $     (80,979)
 Net realized gains
   (losses) from
   security transactions          676,161      1,218,913
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     82,993       (215,371)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              686,206        922,563
                            -------------  -------------
From capital
 transactions:
 Net purchase payments            593,031      4,336,765
 Net investment division
   transfers                   (1,793,441)    (5,176,417)
 Other net transfers             (531,164)      (356,121)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions              (1,731,574)    (1,195,773)
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                    (1,045,368)      (273,210)
NET ASSETS - BEGINNING
 OF PERIOD                     11,320,235     11,593,445
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $  10,274,867  $  11,320,235
                            =============  =============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                    MetLife
                            -------------------------------------------------------------------------------------------------
                                                                           MFS                             MFS
                                      Jennison                          Investors                         Total
                                       Growth                             Trust                          Return
                                     Portfolio B                        Series B                        Series A
                            ----------------------------      ----------------------------    ----------------------------
                                 2005             2004             2005           2004             2005             2004
                            -------------    -------------    -------------  -------------    -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $    (143,871)   $    (180,664)   $     (61,056) $     (57,642)   $      12,769    $       7,922
 Net realized gains
   (losses) from
   security transactions          488,532          833,328          208,084         85,885            3,034              515
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    744,718          204,268           80,313        423,435             (238)          44,085
                            -------------    -------------    -------------  -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            1,089,379          856,932          227,341        451,678           15,565           52,522
                            -------------    -------------    -------------  -------------    -------------    -------------
From capital
 transactions:
 Net purchase payments            958,426        3,631,751           18,527        584,928            3,700                -
 Net investment division
   transfers                     (496,647)      (2,240,307)        (598,244)        33,898          214,314          213,485
 Other net transfers             (467,801)        (262,259)        (317,756)      (174,872)         (53,367)         (28,247)
                            -------------    -------------    -------------  -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  (6,022)       1,129,185         (897,473)       443,954          164,647          185,238
                            -------------    -------------    -------------  -------------    -------------    -------------
    NET CHANGE IN NET
     ASSETS                     1,083,357        1,986,117         (670,132)       895,632          180,212          237,760
NET ASSETS - BEGINNING
 OF PERIOD                      9,215,078        7,228,961        5,372,275      4,476,643          604,933          367,173
                            -------------    -------------    -------------  -------------    -------------    -------------
NET ASSETS - END OF
 PERIOD                     $  10,298,435    $   9,215,078    $   4,702,143  $   5,372,275    $     785,145    $     604,933
                            =============    =============    =============  =============    =============    =============

                            ---------------------
                                         MFS
                                        Total
                                       Return
                                      Series B
                            ----------------------------
                                 2005             2004
                            -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      55,448    $      36,866
 Net realized gains
   (losses) from
   security transactions           39,238           25,429
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    (12,748)         180,667
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               81,938          242,962
                            -------------    -------------
From capital
 transactions:
 Net purchase payments            374,171          664,365
 Net investment division
   transfers                    1,401,045        1,176,504
 Other net transfers             (278,956)        (128,644)
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               1,496,260        1,712,225
                            -------------    -------------
    NET CHANGE IN NET
     ASSETS                     1,578,198        1,955,187
NET ASSETS - BEGINNING
 OF PERIOD                      3,198,517        1,243,330
                            -------------    -------------
NET ASSETS - END OF
 PERIOD                     $   4,776,715    $   3,198,517
                            =============    =============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                    MetLife
                            -----------------------------------------------------------------------------------------
                                       Capital                       Capital                       Putnam
                                      Guardian                      Guardian                    International
                                     U.S. Equity                   U.S. Equity                      Stock
                                      Series A                      Series B                     Portfolio B
                            ----------------------------  ----------------------------  ----------------------------
                                 2005           2004           2005           2004           2005           2004
                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $    (119,367) $     (14,314) $     (65,434) $      (1,453) $     (17,074) $      (4,352)
 Net realized gains
   (losses) from
   security transactions          106,967         10,354         84,622         54,357        102,333         25,222
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    312,405        416,514        286,412        227,437        158,707        230,238
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              300,005        412,554        305,600        280,341        243,966        251,108
                            -------------  -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments              7,264          3,125        482,068        621,794         13,631         94,569
 Net investment division
   transfers                     (440,172)     9,936,870      1,576,867      2,588,941       (237,203)       207,799
 Other net transfers           (2,012,322)      (264,861)      (230,458)      (161,107)      (116,835)       (40,469)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions              (2,445,230)     9,675,134      1,828,477      3,049,628       (340,407)       261,899
                            -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                    (2,145,225)    10,087,688      2,134,077      3,329,969        (96,441)       513,007
NET ASSETS - BEGINNING
 OF PERIOD                     10,221,593        133,905      4,586,999      1,257,030      1,895,012      1,382,005
                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                     $   8,076,368  $  10,221,593  $   6,721,076  $   4,586,999  $   1,798,571  $   1,895,012
                            =============  =============  =============  =============  =============  =============

                            -----------------------------
                                      BlackRock
                                        Money
                                       Market
                                      Portfolio
                            ----------------------------
                                 2005           2004
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      16,261  $      (6,799)
 Net realized gains
   (losses) from
   security transactions                -              -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          -              -
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               16,261         (6,799)
                            -------------  -------------
From capital
 transactions:
 Net purchase payments                  -              -
 Net investment division
   transfers                      320,352         48,484
 Other net transfers             (504,996)      (582,783)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                (184,644)      (534,299)
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                      (168,383)      (541,098)
NET ASSETS - BEGINNING
 OF PERIOD                      1,224,101      1,765,199
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $   1,055,718  $   1,224,101
                            =============  =============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 MetLife
                            ------------------------------------------------------------------------------------

                                    BlackRock
                                   Money Market                Stock Index                  Stock Index
                                   Portfolio B                  Portfolio                   Portfolio B
                            -------------------------- --------------------------- ----------------------------
                               2005 (b)                   2005 (b)                      2005           2004
                            -------------              -------------               -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      90,461              $        (533)              $     (35,278) $     (79,042)
 Net realized gains
   (losses) from
   security transactions                -                         27                     406,257        201,005
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          -                      4,832                     (74,372)       596,249
                            -------------              -------------               -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               90,461                      4,326                     296,607        718,212
                            -------------              -------------               -------------  -------------
From capital
 transactions:
 Net purchase payments          7,784,483                          -                     893,897      3,225,585
 Net investment division
   transfers                    2,380,840                     55,763                    (315,042)       319,212
 Other net transfers             (420,997)                         -                    (661,656)      (550,222)
                            -------------              -------------               -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               9,744,326                     55,763                     (82,801)     2,994,575
                            -------------              -------------               -------------  -------------
    NET CHANGE IN NET
     ASSETS                     9,834,787                     60,089                     213,806      3,712,787
NET ASSETS - BEGINNING
 OF PERIOD                              -                          -                  10,027,612      6,314,825
                            -------------              -------------               -------------  -------------
NET ASSETS - END OF
 PERIOD                     $   9,834,787              $      60,089               $  10,241,418  $  10,027,612
                            =============              =============               =============  =============

                            -----------------------------

                                      BlackRock
                                     Bond Income
                                      Portfolio
                            ----------------------------
                                 2005         2004 (g)
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      28,524  $      (7,466)
 Net realized gains
   (losses) from
   security transactions            2,442          1,580
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    (23,850)        33,306
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                7,116         27,420
                            -------------  -------------
From capital
 transactions:
 Net purchase payments                  -              -
 Net investment division
   transfers                       55,802        856,130
 Other net transfers              (85,892)      (134,616)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                 (30,090)       721,514
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                       (22,974)       748,934
NET ASSETS - BEGINNING
 OF PERIOD                        748,934              -
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $     725,960  $     748,934
                            =============  =============

(b) For the period from May 2, 2005 to December 31, 2005
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                      MetLife
                            -----------------------------------------------------------------------------------------------

                                       BlackRock                       BlackRock                  Franklin Templeton
                                      Bond Income                   Strategic Value                Small-Cap Growth
                                      Portfolio B                     Portfolio B                     Portfolio B
                            ------------------------------  ------------------------------  ------------------------------
                                 2005          2004 (h)          2005          2004 (g)          2005          2004 (g)
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $        8,861  $         (132) $       24,764  $       (1,934) $        7,141  $         (896)
 Net realized gains
   (losses) from
   security transactions            (8,830)              1           5,383             407          12,961            (359)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       1,584             406         (20,218)         45,293          88,409          17,980
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 1,615             275           9,929          43,766         108,511          16,725
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments             311,446         142,776         111,456         138,735         514,127          15,104
 Net investment division
   transfers                       692,938          68,663          62,748         220,653       1,024,694         108,261
 Other net transfers               (37,253)           (131)        (13,959)         (4,253)        (54,695)              -
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  967,131         211,308         160,245         355,135       1,484,126         123,365
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                        968,746         211,583         170,174         398,901       1,592,637         140,090
NET ASSETS - BEGINNING
 OF PERIOD                         211,583               -         398,901               -         140,090               -
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $    1,180,329  $      211,583  $      569,075  $      398,901  $    1,732,727  $      140,090
                            ==============  ==============  ==============  ==============  ==============  ==============

                            ----------------------------


                                   MFS Research
                                    Managers B
                            ---------------------------
                                            2004 (e)
                                         --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                                $            -
 Net realized gains
   (losses) from
   security transactions                              -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                        -
                                         --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                  -
                                         --------------
From capital
 transactions:
 Net purchase payments                                -
 Net investment division
   transfers                                          -
 Other net transfers                                  -
                                         --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                                     -
                                         --------------
    NET CHANGE IN NET
     ASSETS                                           -
NET ASSETS - BEGINNING
 OF PERIOD                                            -
                                         --------------
NET ASSETS - END OF
 PERIOD                                  $            -
                                         ==============

(h) For the period from November 22, 2004 to December 31, 2004
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                         -----------------------------
                                                  Met/Putnam
                                                    Voyager
                                                  Portfolio B
                                         ----------------------------
                                            2005 (a)         2004
                                         -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $        (514) $      (4,111)
  Net realized gains (losses) from
   security transactions                       (17,813)         1,741
  Change in unrealized appreciation
   (depreciation) of investments               (42,684)        33,265
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations          (61,011)        30,895
                                         -------------  -------------
From capital transactions:
  Net purchase payments                         37,916        221,857
  Net investment division transfers           (637,072)       278,756
  Other net transfers                           (5,778)        (5,520)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                             (604,934)       495,093
                                         -------------  -------------
    NET CHANGE IN NET ASSETS                  (665,945)       525,988
NET ASSETS - BEGINNING OF
 PERIOD                                        665,945        139,957
                                         -------------  -------------
NET ASSETS - END OF PERIOD               $           -  $     665,945
                                         =============  =============

                                                                  MetLife
                                         ---------------------------------------------------------------------------------------
                                               Salomon Brothers              Salomon Brothers             Salomon Brothers
                                                Strategic Bond                Strategic Bond              U.S. Government
                                                   Portfolio                    Portfolio B                 Portfolio B
                                         ----------------------------  ----------------------------  --------------------------
                                              2005         2004 (g)         2005         2004 (g)       2005 (b)
                                         -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $       5,116  $      (1,496) $      32,080  $      (7,199) $        (162)
  Net realized gains (losses) from
   security transactions                         3,653            743          4,457          2,150              1
  Change in unrealized appreciation
   (depreciation) of investments                (6,835)        10,199        (26,039)        47,788             67
                                         -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations            1,934          9,446         10,498         42,739            (94)
                                         -------------  -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                              -              -          1,208         91,200         10,531
  Net investment division transfers            (40,890)       175,248        145,446        739,816         22,357
  Other net transfers                          (27,935)       (23,290)      (110,925)       (40,934)            (1)
                                         -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (68,825)       151,958         35,729        790,082         32,887
                                         -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                   (66,891)       161,404         46,227        832,821         32,793
NET ASSETS - BEGINNING OF
 PERIOD                                        161,404              -        832,821              -              -
                                         -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD               $      94,513  $     161,404  $     879,048  $     832,821  $      32,793
                                         =============  =============  =============  =============  =============

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                         -------------------------------

                                                 T. Rowe Price
                                                   Small-Cap
                                                   Portfolio
                                         ----------------------------
                                              2005         2004 (g)
                                         -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (6,870) $      (4,309)
  Net realized gains (losses) from
   security transactions                         6,239         (3,316)
  Change in unrealized appreciation
   (depreciation) of investments                44,951         38,923
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations           44,320         31,298
                                         -------------  -------------
From capital transactions:
  Net purchase payments                          1,365            160
  Net investment division transfers             45,308        489,660
  Other net transfers                          (46,570)       (39,295)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                  103        450,525
                                         -------------  -------------
    NET CHANGE IN NET ASSETS                    44,423        481,823
NET ASSETS - BEGINNING OF
 PERIOD                                        481,823              -
                                         -------------  -------------
NET ASSETS - END OF PERIOD               $     526,246  $     481,823
                                         =============  =============

                                                                  MetLife
                                         ---------------------------------------------------------------------------------------

                                                 T. Rowe Price                 T. Rowe Price
                                                   Small-Cap                     Large-Cap
                                                  Portfolio B                    Portfolio
                                         ----------------------------  ----------------------------
                                              2005         2004 (g)         2005         2004 (g)
                                         -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $     (10,513) $      (7,338) $      (8,120) $      (8,357)
  Net realized gains (losses) from
   security transactions                        12,161         (2,621)        17,711          1,303
  Change in unrealized appreciation
   (depreciation) of investments                55,130         66,899         41,081         93,611
                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations           56,778         56,940         50,672         86,557
                                         -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                         (7,828)        10,413          1,331              -
  Net investment division transfers           (120,363)       800,701         90,391        968,253
  Other net transfers                          (40,016)       (30,624)      (158,628)       (38,631)
                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                             (168,207)       780,490        (66,906)       929,622
                                         -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                  (111,429)       837,430        (16,234)     1,016,179
NET ASSETS - BEGINNING OF
 PERIOD                                        837,430              -      1,016,179              -
                                         -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD               $     726,001  $     837,430  $     999,945  $   1,016,179
                                         =============  =============  =============  =============

                                         ---------------------------

                                                 T. Rowe Price
                                                   Large-Cap
                                                  Portfolio B
                                         ----------------------------
                                              2005         2004 (g)
                                         -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $     (27,645) $      (9,212)
  Net realized gains (losses) from
   security transactions                        18,527            177
  Change in unrealized appreciation
   (depreciation) of investments               189,227        150,397
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations          180,109        141,362
                                         -------------  -------------
From capital transactions:
  Net purchase payments                        536,062        432,193
  Net investment division transfers          1,021,512      1,131,041
  Other net transfers                         (128,672)        (9,004)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                            1,428,902      1,554,230
                                         -------------  -------------
    NET CHANGE IN NET ASSETS                 1,609,011      1,695,592
NET ASSETS - BEGINNING OF
 PERIOD                                      1,695,592              -
                                         -------------  -------------
NET ASSETS - END OF PERIOD               $   3,304,603  $   1,695,592
                                         =============  =============

(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                   MetLife                                                Oppenheimer
                                         --------------------------- ---------------------------------------------------------

                                                 Oppenheimer                    Capital                    Main Street
                                                   Global                    Appreciation                  Growth and
                                             Equity Portfolio B                  Fund                      Income Fund
                                         --------------------------- ----------------------------  --------------------------
                                            2005 (b)                    2005 (a)         2004                      2004 (e)
                                         -------------               -------------  -------------               -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (1,095)              $       1,173  $      (3,754)              $       1,478
  Net realized gains (losses) from
   security transactions                           260                     (55,486)       (23,560)                    (59,391)
  Change in unrealized appreciation
   (depreciation) of investments                25,843                      42,525         45,349                      55,745
                                         -------------               -------------  -------------               -------------
    Net increase (decrease) in net
     assets resulting from operations           25,008                     (11,788)        18,035                      (2,168)
                                         -------------               -------------  -------------               -------------
From capital transactions:
  Net purchase payments                        135,327                           -            150                       1,650
  Net investment division transfers            290,259                    (207,663)        (4,828)                   (394,507)
  Other net transfers                           (3,214)                    (30,861)      (116,194)                       (972)
                                         -------------               -------------  -------------               -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              422,372                    (238,524)      (120,872)                   (393,829)
                                         -------------               -------------  -------------               -------------
    NET CHANGE IN NET ASSETS                   447,380                    (250,312)      (102,837)                   (395,997)
NET ASSETS - BEGINNING OF
 PERIOD                                              -                     250,312        353,149                     395,997
                                         -------------               -------------  -------------               -------------
NET ASSETS - END OF PERIOD               $     447,380               $           -  $     250,312               $           -
                                         =============               =============  =============               =============

                                         ---------------------------


                                                    High
                                                 Income Fund
                                         --------------------------
                                                         2004 (e)
                                                      -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                        $      12,724
  Net realized gains (losses) from
   security transactions                                    (37,948)
  Change in unrealized appreciation
   (depreciation) of investments                             28,534
                                                      -------------
    Net increase (decrease) in net
     assets resulting from operations                         3,310
                                                      -------------
From capital transactions:
  Net purchase payments                                           -
  Net investment division transfers                        (251,893)
  Other net transfers                                        (2,562)
                                                      -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                          (254,455)
                                                      -------------
    NET CHANGE IN NET ASSETS                               (251,145)
NET ASSETS - BEGINNING OF
 PERIOD                                                     251,145
                                                      -------------
NET ASSETS - END OF PERIOD                            $           -
                                                      =============

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                               Oppenheimer
                                         ------------------------------------------------------


                                                                                 Strategic
                                                  Bond Fund                      Bond Fund
                                         --------------------------     --------------------------
                                                            2004 (e)                    2004 (e)
                                                         -------------               -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                           $      39,769               $       6,144
  Net realized gains (losses) from
   security transactions                                       (19,571)                      4,495
  Change in unrealized appreciation
   (depreciation) of investments                               (17,692)                    (10,711)
                                                         -------------               -------------
    Net increase (decrease) in net
     assets resulting from operations                            2,506                         (72)
                                                         -------------               -------------
From capital transactions:
  Net purchase payments                                              -                           -
  Net investment division transfers                           (896,738)                   (132,025)
  Other net transfers                                         (120,712)                     (4,392)
                                                         -------------               -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                           (1,017,450)                   (136,417)
                                                         -------------               -------------
    NET CHANGE IN NET ASSETS                                (1,014,944)                   (136,489)
NET ASSETS - BEGINNING OF
 PERIOD                                                      1,014,944                     136,489
                                                         -------------               -------------
NET ASSETS - END OF PERIOD                               $           -               $           -
                                                         =============               =============

                                                                   Putnam
                                         ----------------------------------------------------------

                                                    Growth                        Growth
                                                      and                           and
                                                  Income Fund                  Income Fund B
                                         ----------------------------  ----------------------------
                                              2005           2004           2005           2004
                                         -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $       4,772  $       4,914  $       1,875  $          (5)
  Net realized gains (losses) from
   security transactions                           807        (28,636)        22,260         20,728
  Change in unrealized appreciation
   (depreciation) of investments                36,555        136,777         12,175         42,454
                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations           42,134        113,055         36,310         63,177
                                         -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                              -          1,200         33,347         60,298
  Net investment division transfers             (6,358)      (137,027)       159,454        101,637
  Other net transfers                         (199,682)      (196,832)       (61,977)       (36,644)
                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                             (206,040)      (332,659)       130,824        125,291
                                         -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                  (163,906)      (219,604)       167,134        188,468
NET ASSETS - BEGINNING OF
 PERIOD                                      1,201,254      1,420,858        734,738        546,270
                                         -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD               $   1,037,348  $   1,201,254  $     901,872  $     734,738
                                         =============  =============  =============  =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                         -----------------------------



                                                  Vista Fund
                                         ----------------------------
                                              2005           2004
                                         -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (5,871) $      (6,011)
  Net realized gains (losses) from
   security transactions                       (26,336)       (57,033)
  Change in unrealized appreciation
   (depreciation) of investments                75,100        131,814
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations           42,893         68,770
                                         -------------  -------------
From capital transactions:
  Net purchase payments                            500            350
  Net investment division transfers            (16,039)       (12,953)
  Other net transfers                          (68,202)       (71,624)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (83,741)       (84,227)
                                         -------------  -------------
    NET CHANGE IN NET ASSETS                   (40,848)       (15,457)
NET ASSETS - BEGINNING OF
 PERIOD                                        450,970        466,427
                                         -------------  -------------
NET ASSETS - END OF PERIOD               $     410,122  $     450,970
                                         =============  =============

                                                                   Putnam
                                         --------------------------------------------------------------------------------------


                                                                                  Equity                        New
                                                 Vista Fund B                  Income Fund B                 Value Fund
                                         ----------------------------  ----------------------------  -------------------------
                                              2005           2004           2005           2004                     2004 (e)
                                         -------------  -------------  -------------  -------------              -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $        (408) $        (432) $      20,878  $      (9,691)             $         584
  Net realized gains (losses) from
   security transactions                         2,681            121         15,872          8,856                     11,173
  Change in unrealized appreciation
   (depreciation) of investments                   337          4,551         79,562        154,616                    (11,384)
                                         -------------  -------------  -------------  -------------              -------------
    Net increase (decrease) in net
     assets resulting from operations            2,610          4,240        116,312        153,781                        373
                                         -------------  -------------  -------------  -------------              -------------
From capital transactions:
  Net purchase payments                              -              -        283,532        488,864                          -
  Net investment division transfers             (9,269)          (419)       913,841        817,056                    (98,779)
  Other net transfers                              (60)           (55)      (147,284)       (19,360)                       (39)
                                         -------------  -------------  -------------  -------------              -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                               (9,329)          (474)     1,050,089      1,286,560                    (98,818)
                                         -------------  -------------  -------------  -------------              -------------
    NET CHANGE IN NET ASSETS                    (6,719)         3,766      1,166,401      1,440,341                    (98,445)
NET ASSETS - BEGINNING OF
 PERIOD                                         29,441         25,675      1,739,213        298,872                     98,445
                                         -------------  -------------  -------------  -------------              -------------
NET ASSETS - END OF PERIOD               $      22,722  $      29,441  $   2,905,614  $   1,739,213              $           -
                                         =============  =============  =============  =============              =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                              Putnam
                                         ----------------------------------------------------------------------------------------


                                                 New Value                    International                 International
                                                   Fund B                      Growth Fund                  Equity Fund B
                                         -------------------------    ----------------------------  ----------------------------
                                                        2004 (e)         2005 (a)         2004         2005 (a)         2004
                                                     -------------    -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                       $         239    $      11,993  $       3,934  $      37,737  $       2,329
  Net realized gains (losses) from
   security transactions                                    12,922          (44,018)       (40,110)       869,145        167,806
  Change in unrealized appreciation
   (depreciation) of investments                           (13,001)           3,692        199,090     (1,018,125)       353,361
                                                     -------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations                          160          (28,333)       162,914       (111,243)       523,496
                                                     -------------    -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                                                         120            410              -         68,798
  Net investment division transfers                        (60,021)      (1,027,694)       (25,578)    (3,832,903)      (774,656)
  Other net transfers                                          (55)        (104,409)      (285,973)      (109,796)      (239,778)
                                                     -------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                          (60,076)      (1,131,983)      (311,141)    (3,942,699)      (945,636)
                                                     -------------    -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                               (59,916)      (1,160,316)      (148,227)    (4,053,942)      (422,140)
NET ASSETS - BEGINNING OF
 PERIOD                                                     59,916        1,160,316      1,308,543      4,053,942      4,476,082
                                                     -------------    -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD                           $           -    $           -  $   1,160,316  $           -  $   4,053,942
                                                     =============    =============  =============  =============  =============

                                         ------------------------


                                               International
                                           New Opportunities Fund
                                         -------------------------
                                                        2004 (e)
                                                     -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                       $       1,287
  Net realized gains (losses) from
   security transactions                                   (77,210)
  Change in unrealized appreciation
   (depreciation) of investments                            74,086
                                                     -------------
    Net increase (decrease) in net
     assets resulting from operations                       (1,837)
                                                     -------------
From capital transactions:
  Net purchase payments                                          -
  Net investment division transfers                       (178,777)
  Other net transfers                                      (12,943)
                                                     -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                         (191,720)
                                                     -------------
    NET CHANGE IN NET ASSETS                              (193,557)
NET ASSETS - BEGINNING OF
 PERIOD                                                    193,557
                                                     -------------
NET ASSETS - END OF PERIOD                           $           -
                                                     =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                   Putnam                                                   Templeton
                                         -------------------------  -----------------------------------------------------------

                                               International                   Growth                        Growth
                                             New Opportunities               Securities                    Securities
                                                   Fund B                       Fund                         Fund B
                                         -------------------------  ----------------------------  ----------------------------
                                                        2004 (e)         2005           2004           2005           2004
                                                     -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                       $         171  $        (156) $        (122) $        (343) $        (213)
  Net realized gains (losses) from
   security transactions                                     6,960            905         (1,056)         8,098          4,633
  Change in unrealized appreciation
   (depreciation) of investments                            (7,591)        17,981         36,552           (752)        13,002
                                                     -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations                         (460)        18,730         35,374          7,003         17,422
                                                     -------------  -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                                        160              -            100              -              -
  Net investment division transfers                        (35,981)          (194)          (172)        (8,019)        (4,301)
  Other net transfers                                           (6)       (28,764)        (9,116)       (29,087)       (29,176)
                                                     -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                          (35,827)       (28,958)        (9,188)       (37,106)       (33,477)
                                                     -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                               (36,287)       (10,228)        26,186        (30,103)       (16,055)
NET ASSETS - BEGINNING OF
 PERIOD                                                     36,287        273,544        247,358        119,875        135,930
                                                     -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD                           $           -  $     263,316  $     273,544  $      89,772  $     119,875
                                                     =============  =============  =============  =============  =============

                                         -----------------------------

                                                    Foreign
                                                  Securities
                                                     Fund
                                         ----------------------------
                                              2005           2004
                                         -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $        (671) $      (1,866)
  Net realized gains (losses) from
   security transactions                         5,524        (22,706)
  Change in unrealized appreciation
   (depreciation) of investments                57,800        141,718
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations           62,653        117,146
                                         -------------  -------------
From capital transactions:
  Net purchase payments                              -              -
  Net investment division transfers             23,774        (25,845)
  Other net transfers                         (119,279)      (137,847)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (95,505)      (163,692)
                                         -------------  -------------
    NET CHANGE IN NET ASSETS                   (32,852)       (46,546)
NET ASSETS - BEGINNING OF
 PERIOD                                        744,248        790,794
                                         -------------  -------------
NET ASSETS - END OF PERIOD               $     711,396  $     744,248
                                         =============  =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 Templeton
                            -----------------------------------------------------------------------------------------

                                                                   Developing                    Developing
                                       Foreign                       Markets                       Markets
                                  Securities Fund B              Securities Fund              Securities Fund B
                            ----------------------------  ----------------------------  ----------------------------
                                 2005           2004           2005           2004           2005           2004
                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      (8,994) $      (6,790) $         179  $       1,891  $      (8,109) $       8,215
 Net realized gains
   (losses) from
   security transactions           62,069         16,173         59,645         29,767        225,403         76,809
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    264,440        342,684         34,205         54,718        728,390        538,312
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              317,515        352,067         94,029         86,376        945,684        623,336
                            -------------  -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments            541,874        767,021          1,015             25        432,225        494,649
 Net investment division
   transfers                      481,741        803,926        (52,001)       (20,645)        91,408        184,784
 Other net transfers             (182,554)       (80,101)       (62,961)       (74,296)      (189,781)      (104,182)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                 841,061      1,490,846       (113,947)       (94,916)       333,852        575,251
                            -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                     1,158,576      1,842,913        (19,918)        (8,540)     1,279,536      1,198,587
NET ASSETS - BEGINNING
 OF PERIOD                      2,852,072      1,009,159        427,095        435,635      3,429,995      2,231,408
                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                     $   4,010,648  $   2,852,072  $     407,177  $     427,095  $   4,709,531  $   3,429,995
                            =============  =============  =============  =============  =============  =============

                            --------------------------

                                      Global
                                      Income
                                 Securities Fund
                            -------------------------
                                           2004 (e)
                                        -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                               $        (297)
 Net realized gains
   (losses) from
   security transactions                       15,655
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                (16,787)
                                        -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                           (1,429)
                                        -------------
From capital
 transactions:
 Net purchase payments                              -
 Net investment division
   transfers                                  (62,155)
 Other net transfers                             (474)
                                        -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                             (62,629)
                                        -------------
    NET CHANGE IN NET
     ASSETS                                   (64,058)
NET ASSETS - BEGINNING
 OF PERIOD                                     64,058
                                        -------------
NET ASSETS - END OF
 PERIOD                                 $           -
                                        =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                              Templeton
                                             --------------------------------------------------------------------------------

                                                       Global
                                                       Income                    Franklin                   Franklin
                                                 Securities Fund B            Small-Cap Fund            Small-Cap Fund B
                                             -------------------------  -------------------------  -------------------------
                                                            2004 (e)                   2004 (e)                   2004 (e)
                                                         -------------              -------------              -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                           $         (41)             $      (2,423)             $      (4,050)
  Net realized gains (losses) from security
   transactions                                                  2,228                   (152,468)                   104,907
  Change in unrealized appreciation
   (depreciation) of investments                                (2,381)                   158,063                   (101,010)
                                                         -------------              -------------              -------------
    Net increase (decrease) in net assets
     resulting from operations                                    (194)                     3,172                       (153)
                                                         -------------              -------------              -------------
From capital transactions:
  Net purchase payments                                              -                      1,160                     65,073
  Net investment division transfers                             (8,948)                  (504,578)                  (824,103)
  Other net transfers                                              (20)                   (22,047)                    (6,608)
                                                         -------------              -------------              -------------
    Net increase (decrease) in net assets
     resulting from capital
     transactions                                               (8,968)                  (525,465)                  (765,638)
                                                         -------------              -------------              -------------
    NET CHANGE IN NET ASSETS                                    (9,162)                  (522,293)                  (765,791)
NET ASSETS - BEGINNING OF
 PERIOD                                                          9,162                    522,293                    765,791
                                                         -------------              -------------              -------------
NET ASSETS - END OF PERIOD                               $           -              $           -              $           -
                                                         =============              =============              =============

                                             --------------------------

                                                       Mutual
                                                       Shares
                                                  Securities Fund
                                             -------------------------
                                                            2004 (e)
                                                         -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                           $      (1,987)
  Net realized gains (losses) from security
   transactions                                                 37,049
  Change in unrealized appreciation
   (depreciation) of investments                               (29,885)
                                                         -------------
    Net increase (decrease) in net assets
     resulting from operations                                   5,177
                                                         -------------
From capital transactions:
  Net purchase payments                                              -
  Net investment division transfers                           (355,192)
  Other net transfers                                          (10,050)
                                                         -------------
    Net increase (decrease) in net assets
     resulting from capital
     transactions                                             (365,242)
                                                         -------------
    NET CHANGE IN NET ASSETS                                  (360,065)
NET ASSETS - BEGINNING OF
 PERIOD                                                        360,065
                                                         -------------
NET ASSETS - END OF PERIOD                               $           -
                                                         =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                              Templeton
                                         ----------------------------------------------------------------------------------

                                                   Mutual                          Franklin                    Franklin
                                                   Shares                          Large-Cap                   Large-Cap
                                              Securities Fund B                   Growth Fund                Growth Fund B
                                         --------------------------       --------------------------  --------------------------
                                                            2004 (e)                      2004 (e)                    2004 (e)
                                                         -------------                 -------------               -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                           $      (8,383)                $      (2,303)              $      (1,168)
  Net realized gains (losses) from
   security transactions                                       182,622                      (131,861)                     35,054
  Change in unrealized appreciation
   (depreciation) of investments                              (155,156)                      141,408                     (33,658)
                                                         -------------                 -------------               -------------
    Net increase (decrease) in net
     assets resulting from operations                           19,083                         7,244                         228
                                                         -------------                 -------------               -------------
From capital transactions:
  Net purchase payments                                         27,452                             -                           -
  Net investment division transfers                         (1,619,220)                     (416,424)                   (315,853)
  Other net transfers                                          (12,295)                     (188,348)                     (6,454)
                                                         -------------                 -------------               -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                           (1,604,063)                     (604,772)                   (322,307)
                                                         -------------                 -------------               -------------
    NET CHANGE IN NET ASSETS                                (1,584,980)                     (597,528)                   (322,079)
NET ASSETS - BEGINNING OF
 PERIOD                                                      1,584,980                       597,528                     322,079
                                                         -------------                 -------------               -------------
NET ASSETS - END OF PERIOD                               $           -                 $           -               $           -
                                                         =============                 =============               =============

                                                   Fidelity
                                         ----------------------------


                                                  Contrafund
                                                   Portfolio
                                         ----------------------------
                                            2005 (a)         2004
                                         -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $         (61) $        (465)
  Net realized gains (losses) from
   security transactions                         5,733            236
  Change in unrealized appreciation
   (depreciation) of investments                (7,191)         6,073
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations           (1,519)         5,844
                                         -------------  -------------
From capital transactions:
  Net purchase payments                            260            520
  Net investment division transfers            (45,839)        (1,198)
  Other net transfers                              (46)           (93)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (45,625)          (771)
                                         -------------  -------------
    NET CHANGE IN NET ASSETS                   (47,144)         5,073
NET ASSETS - BEGINNING OF
 PERIOD                                         47,144         42,071
                                         -------------  -------------
NET ASSETS - END OF PERIOD               $           -  $      47,144
                                         =============  =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                   Fidelity
                            ---------------------------------------------------------------------------------------------

                                                                                                   Growth
                                       Growth                        Growth                     Opportunities
                                      Portfolio                    Portfolio B                    Portfolio
                            ----------------------------  ----------------------------  ----------------------------
                                 2005           2004           2005           2004           2005             2004
                            -------------  -------------  -------------  -------------  -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $        (424) $        (717) $     (64,469) $     (28,969) $         (71)   $        (125)
 Net realized gains
   (losses) from
   security transactions           (2,117)       (18,414)        32,754         18,832           (580)            (303)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      4,535         19,018        328,612        147,489          1,642            1,235
                            -------------  -------------  -------------  -------------  -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                1,994           (113)       296,897        137,352            991              807
                            -------------  -------------  -------------  -------------  -------------    -------------
From capital
 transactions:
 Net purchase payments                845          1,220      1,058,015      1,038,405              -                -
 Net investment division
   transfers                          661        (17,002)     1,576,696      1,544,018            267              109
 Other net transfers               (5,106)       (19,102)      (200,553)       (32,018)        (1,947)            (702)
                            -------------  -------------  -------------  -------------  -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  (3,600)       (34,884)     2,434,158      2,550,405         (1,680)            (593)
                            -------------  -------------  -------------  -------------  -------------    -------------
    NET CHANGE IN NET
     ASSETS                        (1,606)       (34,997)     2,731,055      2,687,757           (689)             214
NET ASSETS - BEGINNING
 OF PERIOD                         48,011         83,008      3,689,554      1,001,797         14,424           14,210
                            -------------  -------------  -------------  -------------  -------------    -------------
NET ASSETS - END OF
 PERIOD                     $      46,405  $      48,011  $   6,420,609  $   3,689,554  $      13,735    $      14,424
                            =============  =============  =============  =============  =============    =============

                            -------------------------
                                       Growth
                                         and
                                       Income
                                      Portfolio
                            ----------------------------
                                 2005             2004
                            -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $          26    $        (161)
 Net realized gains
   (losses) from
   security transactions             (236)          (3,110)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      2,976            4,921
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                2,766            1,650
                            -------------    -------------
From capital
 transactions:
 Net purchase payments              1,000            1,000
 Net investment division
   transfers                         (405)           1,667
 Other net transfers               (1,578)         (21,324)
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                    (983)         (18,657)
                            -------------    -------------
    NET CHANGE IN NET
     ASSETS                         1,783          (17,007)
NET ASSETS - BEGINNING
 OF PERIOD                         44,313           61,320
                            -------------    -------------
NET ASSETS - END OF
 PERIOD                     $      46,096    $      44,313
                            =============    =============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 Fidelity
                                         -------------------------------------------------------------

                                                    Equity                          Equity
                                                    Income                          Income
                                                   Portfolio                      Portfolio B
                                         ----------------------------    ----------------------------
                                              2005           2004             2005           2004
                                         -------------  -------------    -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $         350  $          33    $      13,398  $        (636)
  Net realized gains (losses) from
   security transactions                            69           (122)          13,260          1,795
  Change in unrealized appreciation
   (depreciation) of investments                    (7)         1,000           (7,196)        31,402
                                         -------------  -------------    -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations              412            911           19,462         32,561
                                         -------------  -------------    -------------  -------------
From capital transactions:
  Net purchase payments                              -              -           63,165         72,558
  Net investment division transfers                (48)         3,614            7,486         63,228
  Other net transfers                           (3,520)        (1,319)         (34,826)        (7,102)
                                         -------------  -------------    -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                               (3,568)         2,295           35,825        128,684
                                         -------------  -------------    -------------  -------------
    NET CHANGE IN NET ASSETS                    (3,156)         3,206           55,287        161,245
NET ASSETS - BEGINNING OF
 PERIOD                                         11,049          7,843          397,347        236,102
                                         -------------  -------------    -------------  -------------
NET ASSETS - END OF PERIOD               $       7,893  $      11,049    $     452,634  $     397,347
                                         =============  =============    =============  =============

                                                                            American Century
                                         ---------------------------   --------------------------
                                                                                 Income
                                                     High                          and
                                                    Income                       Growth
                                                  Portfolio B                     Fund
                                         ----------------------------  --------------------------
                                            2005 (a)         2004                      2004 (e)
                                         -------------  -------------               -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $       6,556  $       3,115               $      57,294
  Net realized gains (losses) from
   security transactions                           212          2,419                     739,505
  Change in unrealized appreciation
   (depreciation) of investments               (10,152)         1,150                    (760,611)
                                         -------------  -------------               -------------
    Net increase (decrease) in net
     assets resulting from operations           (3,384)         6,684                      36,188
                                         -------------  -------------               -------------
From capital transactions:
  Net purchase payments                              -         45,298                      32,332
  Net investment division transfers            (90,277)       (16,727)                 (6,354,748)
  Other net transfers                             (624)        (1,966)                   (162,810)
                                         -------------  -------------               -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (90,901)        26,605                  (6,485,226)
                                         -------------  -------------               -------------
    NET CHANGE IN NET ASSETS                   (94,285)        33,289                  (6,449,038)
NET ASSETS - BEGINNING OF
 PERIOD                                         94,285         60,996                   6,449,038
                                         -------------  -------------               -------------
NET ASSETS - END OF PERIOD               $           -  $      94,285               $           -
                                         =============  =============               =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                       Amercian Century
                                      -------------------------------------------------


                                           International                 Value
                                                Fund                     Fund
                                      -----------------------  ------------------------
                                                   2004 (e)       2005       2004 (e)
                                                 ------------  ----------- ------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                   $         49              $     22,067
  Net realized gains (losses) from
   security transactions                              (12,733)                  253,704
  Change in unrealized appreciation
   (depreciation) of investments                       13,057                  (225,917)
                                                 ------------              ------------
    Net increase (decrease) in net
     assets resulting from
     operations                                           373                    49,854
                                                 ------------              ------------
From capital transactions:
  Net purchase payments                                     -                       128
  Net investment division transfers                  (104,047)               (1,751,775)
  Other net transfers                                     (11)                  (60,082)
                                                 ------------              ------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                    (104,058)               (1,811,729)
                                                 ------------              ------------
    NET CHANGE IN NET
     ASSETS                                          (103,685)               (1,761,875)
NET ASSETS - BEGINNING OF
 PERIOD                                               103,685                 1,761,875
                                                 ------------              ------------
NET ASSETS - END OF PERIOD                       $          -              $          -
                                                 ============              ============

                                                              Dryefus
                                      ------------------------------------------------------


                                              Stock Index                 Stock Index
                                                 Fund                       Fund B
                                      --------------------------  --------------------------
                                        2005 (a)        2004        2005 (a)        2004
                                      ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income        $        (81) $        240  $       (685) $       (765)
  Net realized gains (losses) from
   security transactions                    (9,297)       (3,954)       44,582         9,841
  Change in unrealized appreciation
   (depreciation) of investments             6,713        10,275       (61,960)       23,056
                                      ------------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations                             (2,665)        6,561       (18,063)       32,132
                                      ------------  ------------  ------------  ------------
From capital transactions:
  Net purchase payments                          -             -             -             -
  Net investment division transfers        (50,426)      (20,028)     (367,243)      (11,350)
  Other net transfers                      (16,820)       (4,227)       (7,062)      (78,364)
                                      ------------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                          (67,246)      (24,255)     (374,305)      (89,714)
                                      ------------  ------------  ------------  ------------
    NET CHANGE IN NET
     ASSETS                                (69,911)      (17,694)     (392,368)      (57,582)
NET ASSETS - BEGINNING OF
 PERIOD                                     69,911        87,605       392,368       449,950
                                      ------------  ------------  ------------  ------------
NET ASSETS - END OF PERIOD            $          -  $     69,911  $          -  $    392,368
                                      ============  ============  ============  ============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                          Dryefus
                                    --------------------------------------------------------------------------------------

                                            Disciplined                  Disciplined                    Capital
                                               Stock                        Stock                     Appreciation
                                             Portfolio                   Portfolio B                   Portfolio
                                    ---------------------------  ---------------------------  ---------------------------
                                                    2004 (e)                     2004 (e)                     2004 (e)
                                                 --------------               --------------               --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
  Net investment (loss) income                   $          (93)              $         (180)              $         (795)
  Net realized gains (losses) from
   security transactions                                 (4,489)                      (3,535)                      (9,375)
  Change in unrealized
   appreciation (depreciation)
   of investments                                         4,399                        3,030                       10,960
                                                 --------------               --------------               --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                            (183)                        (685)                         790
                                                 --------------               --------------               --------------
From capital transactions:
  Net purchase payments                                       -                            -                            -
  Net investment division
   transfers                                            (16,541)                     (37,013)                    (178,463)
  Other net transfers                                    (4,212)                      (1,430)                      (1,796)
                                                 --------------               --------------               --------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                               (20,753)                     (38,443)                    (180,259)
                                                 --------------               --------------               --------------
    NET CHANGE IN NET
     ASSETS                                             (20,936)                     (39,128)                    (179,469)
NET ASSETS - BEGINNING OF
 PERIOD                                                  20,936                       39,128                      179,469
                                                 --------------               --------------               --------------
NET ASSETS - END OF
 PERIOD                                          $            -               $            -               $            -
                                                 ==============               ==============               ==============

                                    ----------------------------

                                              Capital
                                            Appreciation
                                            Portfolio B
                                    ---------------------------
                                                    2004 (e)
                                                 --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
  Net investment (loss) income                   $       (9,488)
  Net realized gains (losses) from
   security transactions                                139,468
  Change in unrealized
   appreciation (depreciation)
   of investments                                      (122,130)
                                                 --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                           7,850
                                                 --------------
From capital transactions:
  Net purchase payments                                   1,284
  Net investment division
   transfers                                         (1,841,594)
  Other net transfers                                   (17,521)
                                                 --------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                            (1,857,831)
                                                 --------------
    NET CHANGE IN NET
     ASSETS                                          (1,849,981)
NET ASSETS - BEGINNING OF
 PERIOD                                               1,849,981
                                                 --------------
NET ASSETS - END OF
 PERIOD                                          $            -
                                                 ==============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                           INVESCO
                                      -------------------------------------------------


                                              Dynamics                 High Yield
                                                Fund                      Fund
                                      ------------------------  -----------------------
                                                    2004 (e)                 2004 (e)
                                                  ------------             ------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                    $    (12,613)            $     23,264
  Net realized gains (losses) from
   security transactions                               247,266                  (45,347)
  Change in unrealized appreciation
   (depreciation) of investments                      (208,242)                  24,906
                                                  ------------             ------------
    Net increase (decrease) in net
     assets resulting from
     operations                                         26,411                    2,823
                                                  ------------             ------------
From capital transactions:
  Net purchase payments                                 13,462                        -
  Net investment division transfers                 (2,469,991)                (213,832)
  Other net transfers                                  (72,848)                  (1,600)
                                                  ------------             ------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                   (2,529,377)                (215,432)
                                                  ------------             ------------
    NET CHANGE IN NET
     ASSETS                                         (2,502,966)                (212,609)
NET ASSETS - BEGINNING OF
 PERIOD                                              2,502,966                  212,609
                                                  ------------             ------------
NET ASSETS - END OF PERIOD                        $          -             $          -
                                                  ============             ============

                                                               PIMCO
                                      ------------------------------------------------------


                                              High Yield                 Low Duration
                                               Portfolio                   Portfolio
                                      --------------------------  --------------------------
                                          2005          2004          2005          2004
                                      ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income        $     33,504  $     33,440  $      9,413  $        501
  Net realized gains (losses) from
   security transactions                    27,040        10,037          (216)        3,897
  Change in unrealized appreciation
   (depreciation) of investments           (36,844)        9,188       (11,694)       (2,070)
                                      ------------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations                             23,700        52,665        (2,497)        2,328
                                      ------------  ------------  ------------  ------------
From capital transactions:
  Net purchase payments                    208,265        61,921             -        80,000
  Net investment division transfers        (44,612)       34,543         2,297       (34,066)
  Other net transfers                      (35,849)      (19,026)       (8,047)      (18,256)
                                      ------------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                          127,804        77,438        (5,750)       27,678
                                      ------------  ------------  ------------  ------------
    NET CHANGE IN NET
     ASSETS                                151,504       130,103        (8,247)       30,006
NET ASSETS - BEGINNING OF
 PERIOD                                    701,845       571,742       561,394       531,388
                                      ------------  ------------  ------------  ------------
NET ASSETS - END OF PERIOD            $    853,349  $    701,845  $    553,147  $    561,394
                                      ============  ============  ============  ============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                 PIMCO
                                      -----------------------------------------------------------
                                               StocksPLUS
                                               Growth and                    Total Return
                                            Income Portfolio                  Portfolio
                                      ----------------------------  -----------------------------
                                           2005           2004           2005            2004
                                      -------------  -------------  --------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income        $       2,022  $         699  $      102,191  $      56,762
  Net realized gains (losses) from
   security transactions                      5,917          1,727          23,878         22,788
  Change in unrealized appreciation
   (depreciation) of investments             (3,954)        18,440         (96,576)        24,069
                                      -------------  -------------  --------------  -------------
    Net increase (decrease) in net
     assets resulting from
     operations                               3,985         20,866          29,493        103,619
                                      -------------  -------------  --------------  -------------
From capital transactions:
  Net purchase payments                           -         21,390             190          5,442
  Net investment division transfers         (23,037)        (2,482)        (50,196)       260,022
  Other net transfers                        (1,552)        (1,653)       (257,503)      (286,917)
                                      -------------  -------------  --------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                           (24,589)        17,255        (307,509)       (21,453)
                                      -------------  -------------  --------------  -------------
    NET CHANGE IN NET
     ASSETS                                 (20,604)        38,121        (278,016)        82,166
NET ASSETS - BEGINNING OF
 PERIOD                                     246,236        208,115       3,142,807      3,060,641
                                      -------------  -------------  --------------  -------------
NET ASSETS - END OF PERIOD            $     225,632  $     246,236  $    2,864,791  $   3,142,807
                                      =============  =============  ==============  =============

                                                            Scudder I
                                      ----------------------------------------------------

                                            International              International
                                              Portfolio                 Portfolio B
                                      -------------------------  -------------------------
                                                     2004 (e)                   2004 (e)
                                                  -------------              -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                    $         796              $       4,531
  Net realized gains (losses) from
   security transactions                                (30,673)                   105,798
  Change in unrealized appreciation
   (depreciation) of investments                         31,085                    (99,635)
                                                  -------------              -------------
    Net increase (decrease) in net
     assets resulting from
     operations                                           1,208                     10,694
                                                  -------------              -------------
From capital transactions:
  Net purchase payments                                       -                        642
  Net investment division transfers                     (96,535)                  (895,318)
  Other net transfers                                    (1,000)                   (12,154)
                                                  -------------              -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                       (97,535)                  (906,830)
                                                  -------------              -------------
    NET CHANGE IN NET
     ASSETS                                             (96,327)                  (896,136)
NET ASSETS - BEGINNING OF
 PERIOD                                                  96,327                    896,136
                                                  -------------              -------------
NET ASSETS - END OF PERIOD                        $           -              $           -
                                                  =============              =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(1) ORGANIZATION
   MetLife Investors Variable Annuity Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MetLife Investors Insurance Company of California (MLIOC) and exists in accordance with the regulations of the California Department of Insurance. MLIOC is an indirect wholly owned subsidiary of MetLife, Inc. The Separate Account is a funding vehicle for variable annuity contracts issued by MLIOC.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of ten investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLIOC.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIOC's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLIOC may conduct.

   The following sub-accounts were available for sale as of December 31, 2005:

                    Met Investors Series Trust (Met
                    Investors):
                      Lord Abbett Growth and Income
                       Portfolio
                      Lord Abbett Growth and Income
                       Portfolio B
                      Lord Abbett Bond Debenture Portfolio
                      Lord Abbett Bond Debenture
                       Portfolio B
                      Lord Abbett Growth Opportunity
                       Portfolio
                      Lord Abbett Growth Opportunity
                       Portfolio B
                      Lord Abbett Mid-Cap Value Portfolio
                      Lord Abbett Mid-Cap Value Portfolio
                       B
                      Lord Abbett America's Value
                       Portfolio B
                      Met/Putnam Capital Opportunities
                       Portfolio
                      Met/Putnam Capital Opportunities
                       Portfolio B
                      Oppenheimer Capital Appreciation
                       Portfolio
                      Oppenheimer Capital Appreciation
                       Portfolio B
                      PIMCO Inflation Protected Bond
                       Portfolio B
                      Janus Aggressive Growth Portfolio
                      Janus Aggressive Growth Portfolio B
                      PIMCO Total Return Bond Portfolio
                      PIMCO Total Return Bond Portfolio B
                      RCM Global Technology Portfolio B
                      T. Rowe Price Mid-Cap Growth
                       Portfolio
                      T. Rowe Price Mid-Cap Growth
                       Portfolio B
                      MFS Research International Portfolio
                      MFS Research International
                       Portfolio B
                      AIM Small-Cap Growth Portfolio B
                      Lazard Mid-Cap Portfolio B
                      Harris Oakmark International
                       Portfolio B
                      Met/AIM Small-Cap Growth Portfolio
                      Third Avenue Small-Cap Value
                       Portfolio
                      Third Avenue Small-Cap Value
                       Portfolio B
                      Neuberger Berman Real Estate
                       Portfolio
                      Neuberger Berman Real Estate
                       Portfolio B
                     Met Investors Series Trust (Met
                       Investors) (continued):
                       Turner Mid-Cap Growth Portfolio B
                       Goldman Sachs Mid-Cap Value
                        Portfolio B
                       Defensive Strategy Fund of Fund B
                       Moderate Strategy Fund of Fund B
                       Balanced Strategy Fund of Fund B
                       Growth Strategy Fund of Fund B
                       Aggressive Strategy Fund of Fund B
                       Van Kampen Comstock Portfolio B
                       Cyclical Growth ETF Portfolio B
                       Cyclical Growth and Income ETF
                        Portfolio B
                       Legg Mason Value Equity Portfolio B
                     Russell Insurance Funds (Russell):
                       Multi-Style Equity Fund
                       Aggressive Equity Fund
                       Non-U.S. Fund
                       Core Bond Fund
                       Real Estate Securities Fund
                     AIM Variable Insurance Funds, Inc.
                       (AIM):
                       Capital Appreciation Fund
                       Capital Appreciation Fund B
                       International Growth Fund
                       International Growth Fund B
                     Scudder II Variable Series (Scudder
                       II):
                       Small-Cap Growth Portfolio
                       Government Securities Portfolio
                     MFS Variable Insurance Trust (MFS):
                       Investors Trust Series B
                     Metropolitan Series Funds,
                       Inc.(MetLife):
                       Davis Venture Value A
                       Davis Venture Value E
                       Harris Oakmark Focused Value B

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

                     Metropolitan Series Funds, Inc.
                       (MetLife) (continued):
                       Jennison Growth Portfolio B
                       MFS Investors Trust Series B
                       MFS Total Return Series A
                       MFS Total Return Series B
                       Capital Guardian U.S. Equity Series
                        A
                       Capital Guardian U.S. Equity Series
                        B
                       Putnam International Stock
                        Portfolio B
                       BlackRock Money Market Portfolio
                       BlackRock Money Market Portfolio B
                       Stock Index Portfolio
                       Stock Index Portfolio B
                       BlackRock Bond Income Portfolio
                       BlackRock Bond Income Portfolio B
                       BlackRock Strategic Value Portfolio
                        B
                       Franklin Templeton Small-Cap Growth
                        Portfolio B
                       Salomon Brothers Strategic Bond
                        Portfolio
                       Salomon Brothers Strategic Bond
                        Portfolio B
                       Salomon Bros U.S. Government
                        Portfolio B
                       T. Rowe Price Small-Cap Portfolio
                       T. Rowe Price Small-Cap Portfolio B
                       T. Rowe Price Large-Cap Portfolio
                       T. Rowe Price Large-Cap Portfolio B
                       Oppenheimer Global Equity Portfolio
                        B
                    Putnam Variable Trust (Putnam):
                      Growth and Income Fund
                      Growth and Income Fund B
                      Vista Fund
                      Vista Fund B
                      Equity Income Fund B
                    Franklin Templeton Variable Insurance
                      Products Trust (Templeton):
                      Growth Securities Fund
                      Growth Securities Fund B
                      Foreign Securities Fund
                      Foreign Securities Fund B
                      Developing Markets Securities Fund
                      Developing Markets Securities Fund B
                    Variable Insurance Products Fund,
                      Fund II and Fund III (Fidelity):
                      Growth Portfolio
                      Growth Portfolio B
                      Growth Opportunities Portfolio
                      Growth and Income Portfolio
                      Equity Income Portfolio
                      Equity Income Portfolio B
                    PIMCO Variable Insurance Trust
                      (PIMCO):
                      High Yield Portfolio
                      Low Duration Portfolio
                      StocksPLUS Growth and Income
                       Portfolio
                      Total Return Portfolio

The following sub-accounts changed names during the year ended December 31, 2005:
 Met Investors - Met/AIM Mid-Cap Core Portfolio B to Lazard Mid-Cap Portfolio B
 Met Investors - PIMCO PEA Innovation Portfolio B to RCM Global Technology Portfolio B
 MetLife Series - SSR Money Market Portfolio to BlackRock Money Market Portfolio
 MetLife Series - SSR Bond Income Portfolio to BlackRock Bond Income Portfolio
 MetLife Series - SSR Bond Income Portfolio B to BlackRock Bond Income Portfolio B
 MetLife Series - SSR Aurora Portfolio B to BlackRock Strategic Value Portfolio B

The following sub-accounts ceased operations during the years ended December 31, 2005 and December 31, 2004:

       Year Ended December 31, 2005:                 Date Ceased Operations
       -----------------------------                 ----------------------
        Met Investors Money Market Portfolio B           April 29, 2005
        AIM Premier Equity Fund                          April 29, 2005
        Alliance Bernstein Real Estate Portfolio         April 29, 2005
        Alliance Bernstein Real Estate Portfolio B       April 29, 2005
        Scudder II Dreman Small-Cap Value Portfolio      April 29, 2005
        MFS High Income Series                           April 29, 2005
        MFS High Income Series B                         April 29, 2005
        MFS Investors Trust Series                       April 29, 2005

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

     Year Ended December 31, 2005:                    Date Ceased Operations
     -----------------------------                    ----------------------
      MFS New Discovery Series                            April 29, 2005
      MFS New Discovery Series B                          April 29, 2005
      MetLife Met/Putnam Voyager Portfolio B              April 29, 2005
      Oppenheimer Capital Appreciation Fund               April 29, 2005
      Putnam International Growth Fund                    April 29, 2005
      Putnam International Equity Fund B                  April 29, 2005
      Fidelity Contrafund Portfolio                       April 29, 2005
      Fidelity High Income Portfolio B                    April 29, 2005
      Dreyfus Stock Index Fund                            April 29, 2005
      Dreyfus Stock Index Fund B                          April 29, 2005

     Year Ended December 31, 2004:                    Date Ceased Operations
     -----------------------------                    ----------------------
      AIM Premier Equity Fund B                           April 30, 2004
      Alliance Premier Growth Portfolio                   April 30, 2004
      Alliance Premier Growth Portfolio B                 April 30, 2004
      Alliance Bernstein Small-Cap Portfolio B            April 30, 2004
      Alliance Bernstein Value Portfolio B                April 30, 2004
      Liberty Newport Tiger Fund, Variable Series         April 30, 2004
      Goldman Sachs Growth and Income Fund                April 30, 2004
      Goldman Sachs International Equity Fund             April 30, 2004
      Scudder II Dreman High Return Equity Portfolio      April 30, 2004
      MFS Bond Series                                     April 30, 2004
      MFS Research Series                                 April 30, 2004
      MFS Research Series B                               April 30, 2004
      MFS Emerging Growth Series                          April 30, 2004
      MFS Emerging Growth Series B                        April 30, 2004
      MFS Strategic Income Series                         April 30, 2004
      MFS Strategic Income Series B                       April 30, 2004
      MetLife MFS Research Managers B                     April 30, 2004
      Oppenheimer Main Street Growth and Income Fund      April 30, 2004
      Oppenheimer High Income Fund                        April 30, 2004
      Oppenheimer Bond Fund                               April 30, 2004
      Oppenheimer Strategic Bond Fund                     April 30, 2004
      Putnam New Value Fund                               April 30, 2004
      Putnam New Value Fund B                             April 30, 2004
      Putnam International New Opportunities Fund         April 30, 2004
      Putnam International New Opportunities Fund B       April 30, 2004
      Templeton Global Income Securities Fund             April 30, 2004
      Templeton Global Income Securities Fund B           April 30, 2004
      Templeton Franklin Small-Cap Fund                   April 30, 2004
      Templeton Franklin Small-Cap Fund B                 April 30, 2004
      Templeton Mutual Shares Securities Fund             April 30, 2004
      Templeton Mutual Shares Securities Fund B           April 30, 2004

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

       Year Ended December 31, 2004:                Date Ceased Operations
       -----------------------------                ----------------------
        Templeton Franklin Large-Cap Growth Fund      April 30, 2004
        Templeton Franklin Large-Cap Growth Fund B    April 30, 2004
        American Century Income and Growth Fund       April 30, 2004
        American Century International Fund           April 30, 2004
        American Century Value Fund                   April 30, 2004
        Dreyfus Disciplined Stock Portfolio           April 30, 2004
        Dreyfus Disciplined Stock Portfolio B         April 30, 2004
        Dreyfus Capital Appreciation Portfolio        April 30, 2004
        Dreyfus Capital Appreciation Portfolio B      April 30, 2004
        INVESCO Dynamics Fund                         April 30, 2004
        INVESCO High Yield Fund                       April 30, 2004
        Scudder I International Portfolio             April 30, 2004
        Scudder I International Portfolio B           April 30, 2004
        JP Morgan Quality Bond Portfolio              November 19, 2004
        JP Morgan Quality Bond Portfolio B            November 19, 2004
        JP Morgan Select Equity Portfolio             November 19, 2004
        JP Morgan Select Equity Portfolio B           November 19, 2004
        Met/Putnam Research Portfolio B               November 19, 2004

The following sub-accounts began operations during the years ended December 31, 2005 and 2004:

  Period Ended December 30, 2005:                            Date Began Operations
  -------------------------------                            ---------------------
   Met Investors Met/AIM Small-Cap Growth Portfolio           May 2, 2005
   Met Investors Third Avenue Small-Cap Value Portfolio       May 2, 2005
   Met Investors Neuberger Berman Real Estate Portfolio       May 2, 2005
   Met Investors Van Kampen Comstock Portfolio B              May 2, 2005
   MetLife BlackRock Money Market Portfolio B                 May 2, 2005
   MetLife Stock Index Portfolio                              May 2, 2005
   MetLife Salomon Brothers U.S. Government Portfolio B       May 2, 2005
   MetLife Oppenheimer Global Equity Portfolio B              May 2, 2005
   Met Investors Cyclical Growth and Income ETF Portfolio B   September 30, 2005
   Met Investors Cyclical Growth ETF Portfolio B              September 30, 2005
   Met Investors Legg Mason Value Equity Portfolio B          November 7, 2005

  Year Ended December 31, 2004:                              Date Began Operations
  -----------------------------                              ---------------------
   Met Investors Janus Aggressive Growth Portfolio            May 3, 2004
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B      May 3, 2004
   Met Investors Neuberger Berman Real Estate Portfolio B     May 3, 2004
   Met Investors Oppenheimer Capital Appreciation Portfolio   May 3, 2004
   Met Investors PIMCO Total Return Bond Portfolio            May 3, 2004
   Met Investors T. Rowe Price Mid-Cap Growth Portfolio       May 3, 2004
   Met Investors Turner Mid-Cap Growth Portfolio B            May 3, 2004
   Met Investors Defensive Strategy Fund of Fund B            November 22, 2004
   Met Investors Moderate Strategy Fund of Fund B             November 22, 2004

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

  Year Ended December 31, 2004:                             Date Began Operations
  -----------------------------                             ---------------------
   Met Investors Balanced Strategy Fund of Fund B             November 22, 2004
   Met Investors Growth Strategy Fund of Fund B               November 22, 2004
   MetLife Franklin Templeton Small-Cap Growth Portfolio B    May 3, 2004
   MetLife Salomon Brothers Strategic Bond Portfolio          May 3, 2004
   MetLife Salomon Brothers Strategic Bond Portfolio B        May 3, 2004
   MetLife SSR Aurora Portfolio B                             May 3, 2004
   MetLife SSR Bond Income Portfolio                          May 3, 2004
   MetLife T. Rowe Price Large-Cap Portfolio                  May 3, 2004
   MetLife T. Rowe Price Large-Cap Portfolio B                May 3, 2004
   MetLife T. Rowe Price Small-Cap Portfolio                  May 3, 2004
   MetLife T. Rowe Price Small-Cap Portfolio B                May 3, 2004
   Met Investors Aggressive Strategy Fund of Fund B           November 22, 2004
   MetLife SSR Bond Income Portfolio B                        November 22, 2004

(2) SIGNIFICANT ACCOUNTING POLICIES

  (A) INVESTMENT VALUATION
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios. These investment companies value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (B) REINVESTMENT OF DISTRIBUTIONS
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (C) FEDERAL INCOME TAXES
      The operations of the Separate Account are included in the federal income tax return of MLIOC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLIOC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

  (D) ANNUITY RESERVES
      Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by MLIOC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLIOC.

  (E) ESTIMATES
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

  (F) RECLASSIFICATIONS
      Certain amounts in prior years' financial statements have been reclassified to conform to the current year presentation.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(3) SEPARATE ACCOUNT EXPENSES
   For variable annuity contracts, MLIOC deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.75% to an annual rate of 2.35%. This charge varies according to the product specifications. The mortality risks assumed by MLIOC arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal charge in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

(4) CONTRACT FEES
   For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, MLIOC deducts a withdrawal charge from the contract value or payment to the contract owner. The withdrawal charge is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn on a declining scale, depending on the product. For certain contracts, after the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a withdrawal charge. For certain other contracts, after the first contract anniversary, the contract owner may withdrawal up to 10% of the aggregate purchase payments each contract year, without incurring a surrender fee. During the first contract year, MLIOC currently does not assess the surrender fee on amounts withdrawn under the systematic withdrawal program. During the period ended December 31, 2005, MLIOC deducted withdrawal charges of $444,590.44 from the Separate Account.

   For variable annuity contracts with a sales charge, MLIOC deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The following table reflects the amount of the sales charge depending on the contract owner's investment at the time of the payment.

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000              5.75%
                 $50,000 - $99,999.99           4.50%
                 $100,000 - $249,999.99         3.50%
                 $250,000 - $499,999.99         2.50%
                 $500,000 - $999,999.99         2.00%
                 $1,000,000 or more             1.00%

   During the accumulation phase, MLIOC imposes an annual contract maintenance fee of $30 on variable annuity contracts with account values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is deducted pro rata from the Separate Account sub-accounts (and for some contracts, the fixed account as well) for which account value is allocated. The charge is taken from account value on a full withdrawal or on the annuity date if such annuity date is other than the contract anniversary date. During the income phase, the charge is collected from each annuity payment, regardless of contract size. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLIOC may deduct a transfer fee of $25 per additional transfer or, for certain contracts if less, 2% of the amount transferred, from the account value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the period ended December 31, 2005, MLIOC deducted contract maintenance and transfer fees of $1,519,286.22 from the Separate Account.

   Currently, MLIOC advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLIOC reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the period ended December 31, 2005 were as follows:

                                                              Purchases     Sales
                                                             ----------- ------------
Met Investors Lord Abbett Growth and Income Portfolio        $ 2,031,683 $ 12,530,362
Met Investors Lord Abbett Growth and Income Portfolio B        5,419,967    5,988,746
Met Investors Lord Abbett Bond Debenture Portfolio               764,741    2,386,574
Met Investors Lord Abbett Bond Debenture Portfolio B           7,972,155    6,897,357
Met Investors Lord Abbett Growth Opportunity Portfolio           126,130      291,570
Met Investors Lord Abbett Growth Opportunity Portfolio B         779,404      146,188
Met Investors Lord Abbett Mid-Cap Value Portfolio                572,542    1,278,372
Met Investors Lord Abbett Mid-Cap Value Portfolio B            4,535,206      817,161
Met Investors Lord Abbett America's Value Portfolio B          3,259,242      270,061
Met Investors Met/Putnam Capital Opportunities Portfolio         127,104    1,392,080
Met Investors Met/Putnam Capital Opportunities Portfolio B        55,472       20,918
Met Investors Oppenheimer Capital Appreciation Portfolio       1,340,901      383,192
Met Investors Oppenheimer Capital Appreciation Portfolio B     1,369,679    5,414,443
Met Investors PIMCO Inflation Protected Bond Portfolio B       3,078,874    5,010,827
Met Investors Janus Aggressive Growth Portfolio                    6,810      432,635
Met Investors Janus Aggressive Growth Portfolio B                612,934    3,473,096
Met Investors PIMCO Total Return Bond Portfolio                  329,139    1,053,069
Met Investors PIMCO Total Return Bond Portfolio B              4,201,272    5,369,958
(a) Met Investors Money Market Portfolio B                     4,666,046   13,983,071
Met Investors RCM Global Technology Portfolio B                  107,431      554,595
Met Investors T. Rowe Price Mid-Cap Growth Portfolio              59,082      468,983
Met Investors T. Rowe Price Mid-Cap Growth Portfolio B         1,979,219    1,848,640
Met Investors MFS Research International Portfolio             1,463,062    1,516,818
Met Investors MFS Research International Portfolio B           6,311,270    3,541,186
Met Investors AIM Small-Cap Growth Portfolio B                 4,969,935    2,525,337
Met Investors Lazard Mid-Cap Portfolio B                         744,224    1,209,404
Met Investors Harris Oakmark International Portfolio B         2,099,472    2,853,238
(b) Met Investors Met/AIM Small-Cap Growth Portfolio             326,158       68,351
(b) Met Investors Third Avenue Small-Cap Value Portfolio         389,863       22,489
Met Investors Third Avenue Small-Cap Value Portfolio B         1,802,199    2,914,450
(b) Met Investors Neuberger Berman Real Estate Portfolio         853,201      150,452
Met Investors Neuberger Berman Real Estate Portfolio B         5,812,135    1,602,972
Met Investors Turner Mid-Cap Growth Portfolio B                  189,276      693,146
Met Investors Goldman Sachs Mid-Cap Value Portfolio B          1,086,025      958,394
Met Investors Defensive Strategy Fund of Fund B                3,775,701    2,047,238
Met Investors Moderate Strategy Fund of Fund B                22,783,754    3,280,508
Met Investors Balanced Strategy Fund of Fund B                52,092,383    3,252,123
Met Investors Growth Strategy Fund of Fund B                  39,362,161    4,903,480
Met Investors Aggressive Strategy Fund of Fund B               3,133,609      789,504
(b) Met Investors Van Kampen Comstock Portfolio B              3,171,099       48,838
(c) Met Investors Cyclical Growth ETF Portfolio B                 40,821           28
(c) Met Investors Cyclical Growth and Income ETF Portfolio B      67,613           12
Russell Multi-Style Equity Fund                                  108,554      786,658
Russell Aggressive Equity Fund                                    71,152      286,549
Russell Non-U.S. Fund                                             53,625      461,352

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the period ended December 31, 2005 were as follows, continued:

                                                          Purchases    Sales
                                                          ---------- ---------
 Russell Core Bond Fund                                      227,421   562,681
 Russell Real Estate Securities Fund                          55,597   135,484
 (a) AIM Premier Equity Fund                                     465    98,227
 AIM Capital Appreciation Fund                                11,777   408,318
 AIM Capital Appreciation Fund B                              17,176    32,900
 AIM International Growth Fund                                32,729    83,126
 AIM International Growth Fund B                             826,646    46,550
 (a) Alliance Bernstein Real Estate Portfolio                 18,927   864,647
 (a) Alliance Bernstein Real Estate Portfolio B              124,781 5,122,033
 Scudder II Small-Cap Growth Portfolio                         1,619    30,073
 (a) Scudder II Dreman Small-Cap Value Portfolio              39,387   409,476
 Scudder II Government Securities Portfolio                   24,993   148,007
 (a) MFS High Income Series                                   38,243   334,379
 (a) MFS High Income Series B                                425,859 4,371,637
 (a) MFS Investors Trust Series                                8,202 1,298,291
 MFS Investors Trust Series B                                 12,462   265,144
 (a) MFS New Discovery Series                                 21,285   326,505
 (a) MFS New Discovery Series B                              144,224 4,706,930
 MetLife Davis Venture Value A                                36,946    38,871
 MetLife Davis Venture Value E                             5,999,344 4,683,014
 MetLife Harris Oakmark Focused Value B                    1,146,902 2,951,597
 MetLife Jennison Growth Portfolio B                       2,487,549 2,637,717
 MetLife MFS Investors Trust Series B                         89,226 1,047,795
 MetLife MFS Total Return Series A                           240,128    62,714
 MetLife MFS Total Return Series B                         1,825,251   273,945
 MetLife Capital Guardian U.S. Equity Series A               109,832 2,674,475
 MetLife Capital Guardian U.S. Equity Series B             2,160,261   397,609
 (a) MetLife Met/Putnam Voyager Portfolio B                  221,483   827,234
 MetLife Putnam International Stock Portfolio B               74,015   431,691
 MetLife BlackRock Money Market Portfolio                    590,209   758,599
 (b) MetLife BlackRock Money Market Portfolio B           18,278,086 8,443,304
 (b) MetLife Stock Index Portfolio                            55,747       520
 MetLife Stock Index Portfolio B                           1,869,477 1,987,818
 MetLife BlackRock Bond Income Portfolio                     104,625   106,179
 MetLife BlackRock Bond Income Portfolio B                 1,292,913   317,004
 MetLife BlackRock Strategic Value Portfolio B               294,137   109,228
 MetLife Franklin Templeton Small-Cap Growth Portfolio B   1,617,156   125,995
 MetLife Salomon Brothers Strategic Bond Portfolio            12,229    75,950
 MetLife Salomon Brothers Strategic Bond Portfolio B         199,201   131,497
 (b) MetLife Salomon Brothers U.S. Government Portfolio B     32,883       157
 MetLife T. Rowe Price Small-Cap Portfolio                    53,771    60,588
 MetLife T. Rowe Price Small-Cap Portfolio B                   9,645   188,440
 MetLife T. Rowe Price Large-Cap Portfolio                   107,294   182,367
 MetLife T. Rowe Price Large-Cap Portfolio B               1,609,387   208,319
 (b) MetLife Oppenheimer Global Equity Portfolio B           423,148     1,872

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the period ended December 31, 2005 were as follows, continued:

                                                    Purchases      Sales
                                                   ------------ ------------
    (a) Oppenheimer Capital Appreciation Fund             2,793      240,180
    Putnam Growth and Income Fund                        45,359      246,626
    Putnam Growth and Income Fund B                     250,522      118,016
    Putnam Vista Fund                                     8,379       98,008
    Putnam Vista Fund B                                       -        9,797
    (a) Putnam International Growth Fund                 16,803    1,136,792
    (a) Putnam International Equity B                    58,708    3,963,693
    Putnam Equity Income Fund B                       1,164,022       93,366
    Templeton Growth Securities Fund                      3,225       32,401
    Templeton Growth Securities Fund B                    1,208       38,758
    Templeton Foreign Securities Fund                    71,058      167,272
    Templeton Foreign Securities Fund B               1,086,538      254,766
    Templeton Developing Markets Securities Fund         30,286      144,055
    Templeton Developing Markets Securities Fund B      807,640      481,985
    Fidelity Growth Portfolio                             2,146        6,187
    Fidelity Growth Portfolio B                       2,655,860      286,313
    Fidelity Growth Opportunities Portfolio                 383        2,151
    (a) Fidelity Contrafund Portfolio                       410       46,137
    Fidelity Growth and Income Portfolio                  2,871        3,846
    Fidelity Equity Income Portfolio                        781        4,000
    Fidelity Equity Income Portfolio B                  139,407       90,358
    (a) Fidelity High Income Portfolio B                  7,137       91,553
    (a) Dreyfus Stock Index Fund                            203       67,558
    (a) Dreyfus Stock Index Fund B                        1,355      376,433
    PIMCO High Yield Portfolio                          606,735      445,605
    PIMCO Low Duration Portfolio                         50,275       46,741
    PIMCO StocksPLUS Growth and Income                    5,304       27,917
    PIMCO Total Return Portfolio                        284,618      489,970
                                                   ------------ ------------
    Total                                          $244,378,989 $160,903,816
                                                   ============ ============

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005
(c) For the period September 30, 2005 to December 31, 2005

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett
                                  Growth and   Growth and      Bond         Bond        Growth       Growth       Mid-Cap
                                    Income       Income      Debenture    Debenture   Opportunity  Opportunity     Value
                                   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005   1,231,925    1,046,799      463,506    1,364,065      150,720      278,359      276,077
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                        24,643      172,728       30,121      530,926        6,898       70,954       19,637
   Units Redeemed                    (270,635)    (203,443)    (137,973)    (503,123)     (32,055)     (22,108)     (56,322)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004   1,477,917    1,077,514      571,358    1,336,262      175,877      229,513      312,762
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                       286,791      507,241       56,164      794,226       15,374       56,800      109,606
   Units Redeemed                    (281,949)    (354,174)    (206,860)    (722,805)     (34,465)     (38,146)     (60,924)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004     1,473,075      924,447      722,054    1,264,841      194,968      210,859      264,080
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett   JP Morgan    JP Morgan    JP Morgan    JP Morgan      Met/
                                    Mid-Cap     America's     Quality      Quality      Select       Select       Putnam
                                     Value        Value        Bond         Bond        Equity       Equity      Research
                                  Portfolio B  Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B  Portfolio B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005     706,363      433,986
                                  ===========  ===========
   Units Issued                       208,063      251,704
   Units Redeemed                     (75,259)     (35,072)
                                  -----------  -----------
Unit Balance at December 31, 2004     573,559      217,354            -            -            -            -            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                       207,355      186,784       19,575      169,461        7,186        6,066      115,273
   Units Redeemed                     (48,427)     (14,048)    (474,634)    (499,606)    (735,335)     (46,870)    (428,385)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004       414,631       44,618      455,059      330,145      728,149       40,804      313,112
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  ---------------------------------------------------------------------------------------------
                                   Met/Putnam    Met/Putnam   Oppenheimer  Oppenheimer      PIMCO         Janus        Janus
                                     Capital       Capital      Capital      Capital      Inflation     Aggressive  Aggressive
                                  Opportunities Opportunities Appreciation Appreciation Protected Bond    Growth      Growth
                                    Portfolio    Portfolio B   Portfolio   Portfolio B   Portfolio B    Portfolio   Portfolio B
                                  ------------- ------------- ------------ ------------ -------------- -----------  -----------
Unit Balance at December 31, 2005      255,463        30,510      190,414    1,662,013     1,139,393       167,265    1,546,320
                                   ===========   ===========  ===========  ===========   ===========   ===========  ===========
   Units Issued                         11,003         3,159      136,801      277,152       327,964           960      162,018
   Units Redeemed                      (83,879)         (958)     (36,162)    (766,906)     (486,900)      (41,146)    (541,828)
                                   -----------   -----------  -----------  -----------   -----------   -----------  -----------
Unit Balance at December 31, 2004      328,339        28,309       89,775    2,151,767     1,298,329       207,451    1,926,130
                                   ===========   ===========  ===========  ===========   ===========   ===========  ===========
   Units Issued                         13,914           845      100,451    1,688,647     1,015,354       244,289    2,082,214
   Units Redeemed                      (95,911)         (802)     (10,676)  (1,183,711)     (704,668)      (36,838)    (969,736)
                                   -----------   -----------  -----------  -----------   -----------   -----------  -----------
Unit Balance at January 1, 2004        410,336        28,266            -    1,646,831       987,643             -      813,652
                                   ===========   ===========  ===========  ===========   ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  --------------------------------------------------------------------------------------------
                                     PIMCO        PIMCO                      RCM      T. Rowe Price T. Rowe Price      MFS
                                  Total Return Total Return    Money       Global        Mid-Cap       Mid-Cap      Research
                                      Bond         Bond       Market     Technology      Growth        Growth     International
                                   Portfolio   Portfolio B  Portfolio B  Portfolio B    Portfolio    Portfolio B    Portfolio
                                  ------------ ------------ -----------  -----------  ------------- ------------- -------------
Unit Balance at December 31, 2005     377,259    2,614,749            -      219,715       270,568     1,537,676       338,829
                                  ===========  ===========  ===========  ===========   ===========   ===========   ===========
   Units Issued                        31,825      587,167      702,310       33,080         3,292       372,759        85,671
   Units Redeemed                     (87,613)    (665,845)  (1,647,767)    (141,117)      (61,484)     (375,060)      (98,583)
                                  -----------  -----------  -----------  -----------   -----------   -----------   -----------
Unit Balance at December 31, 2004     433,047    2,693,427      945,457      327,752       328,760     1,539,977       351,741
                                  ===========  ===========  ===========  ===========   ===========   ===========   ===========
   Units Issued                       441,882    1,551,079    1,156,706      392,420       384,436       939,739        62,293
   Units Redeemed                      (8,835)    (789,992)  (1,206,161)    (272,133)      (55,676)     (763,074)      (78,945)
                                  -----------  -----------  -----------  -----------   -----------   -----------   -----------
Unit Balance at January 1, 2004             -    1,932,340      994,912      207,465             -     1,363,312       368,393
                                  ===========  ===========  ===========  ===========   ===========   ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                       MFS          AIM                      Harris       Met/AIM    Third Avenue Third Avenue
                                    Research     Small-Cap     Lazard        Oakmark     Small-Cap    Small-Cap    Small-Cap
                                  International   Growth       Mid-Cap    International   Growth        Value        Value
                                   Portfolio B  Portfolio B  Portfolio B   Portfolio B   Portfolio    Portfolio   Portfolio B
                                  ------------- -----------  -----------  ------------- -----------  ------------ ------------
Unit Balance at December 31, 2005    1,266,878      789,854      252,387       694,932       40,203       24,670      571,711
                                   ===========  ===========  ===========   ===========  ===========  ===========  ===========
   Units Issued                        623,093      455,295       40,269       191,894       49,422       25,736      171,091
   Units Redeemed                     (415,223)    (236,706)     (99,592)     (247,388)      (9,219)      (1,066)    (246,780)
                                   -----------  -----------  -----------   -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004    1,059,008      571,265      311,710       750,426            -            -      647,400
                                   ===========  ===========  ===========   ===========  ===========  ===========  ===========
   Units Issued                      1,024,674      507,258      207,855       722,951                                492,958
   Units Redeemed                     (426,950)    (422,375)    (258,051)     (528,676)                              (499,404)
                                   -----------  -----------  -----------   -----------                            -----------
Unit Balance at January 1, 2004        461,284      486,382      361,906       556,151                                653,846
                                   ===========  ===========  ===========   ===========                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  ------------------------------------------------------------------------------------------
                                   Neuberger    Neuberger     Turner     Goldman Sachs  Defensive     Moderate     Balanced
                                    Berman       Berman       Mid-Cap       Mid-Cap     Strategy      Strategy     Strategy
                                  Real Estate  Real Estate    Growth         Value       Fund of      Fund of      Fund of
                                   Portfolio   Portfolio B  Portfolio B   Portfolio B    Fund B        Fund B       Fund B
                                  -----------  -----------  -----------  ------------- -----------  -----------  -----------
Unit Balance at December 31, 2005      39,242      548,137       86,600       173,267      448,336    2,689,712    7,822,973
                                  ===========  ===========  ===========   ===========  ===========  ===========  ===========
   Units Issued                        46,528      487,660       18,210        89,324      385,162    2,281,898    5,285,355
   Units Redeemed                      (7,286)    (149,338)     (66,412)      (91,198)    (210,014)    (356,865)    (579,712)
                                  -----------  -----------  -----------   -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004           -      209,815      134,802       175,141      273,188      764,679    3,117,330
                                  ===========  ===========  ===========   ===========  ===========  ===========  ===========
   Units Issued                                    362,758      292,637       339,205      273,489      772,796    3,189,609
   Units Redeemed                                 (152,943)    (157,835)     (164,064)        (301)      (8,117)     (72,279)
                                               -----------  -----------   -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004                          -            -             -            -            -            -
                                               ===========  ===========   ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                Met Investors                                  Russell
                                  -------------------------------------------------------------------------- -----------
                                     Growth     Aggressive                            Cyclical   Legg Mason
                                    Strategy     Strategy   Van Kampen    Cyclical   Growth and     Value    Multi-Style
                                    Fund of      Fund of     Comstock    Growth ETF  Income ETF    Equity      Equity
                                     Fund B       Fund B    Portfolio B  Portfolio B Portfolio B Portfolio B    Fund
                                  -----------  -----------  -----------  ----------- ----------- ----------- -----------
Unit Balance at December 31, 2005   6,681,818      665,696      303,632        3,990       6,658           -     277,883
                                  ===========  ===========  ===========  =========== =========== =========== ===========
   Units Issued                     3,843,755      298,998      312,661        3,990       6,658           -       7,092
   Units Redeemed                    (598,618)     (75,438)      (9,029)           -           -           -     (66,465)
                                  -----------  -----------  -----------  ----------- ----------- ----------- -----------
Unit Balance at December 31, 2004   3,436,681      442,136            -            -           -           -     337,256
                                  ===========  ===========  ===========  =========== =========== =========== ===========
   Units Issued                     3,495,638      443,657                                                         7,805
   Units Redeemed                     (58,957)      (1,521)                                                      (75,348)
                                  -----------  -----------                                                   -----------
Unit Balance at January 1, 2004             -            -                                                       404,799
                                  ===========  ===========                                                   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                        Russell                                        AIM
                                  --------------------------------------------------  -------------------------------------
                                   Aggressive                            Real Estate    Premier      Premier      Capital
                                     Equity      Non-U.S.    Core Bond   Securities     Equity       Equity     Appreciation
                                      Fund         Fund        Fund         Fund         Fund        Fund B         Fund
                                  -----------  -----------  -----------  -----------  -----------  -----------  ------------
Unit Balance at December 31, 2005      43,722      113,408      169,522       13,869            -                   202,445
                                  ===========  ===========  ===========  ===========  ===========               ===========
   Units Issued                         1,149        2,388        8,707          664           50                     3,032
   Units Redeemed                     (22,103)     (34,212)     (38,723)      (5,675)      (9,520)                  (35,654)
                                  -----------  -----------  -----------  -----------  -----------               -----------
Unit Balance at December 31, 2004      64,676      145,232      199,538       18,880        9,470            -      235,067
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                           641          212       12,509          457       18,564        1,246        6,623
   Units Redeemed                     (19,862)     (47,844)     (81,641)      (4,706)    (407,081)     (59,332)     (35,424)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        83,897      192,864      268,670       23,129      397,987       58,086      263,868
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                    AIM                                         Alliance
                                  ---------------------------------------  --------------------------------------------------
                                    Capital    International International   Premier      Premier     Bernstein    Bernstein
                                  Appreciation    Growth        Growth       Growth       Growth     Real Estate  Real Estate
                                     Fund B        Fund         Fund B      Portfolio   Portfolio B   Portfolio   Portfolio B
                                  ------------ ------------- ------------- -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005       8,314        24,660        59,995                                      -            -
                                  ===========   ===========   ===========                            ===========  ===========
   Units Issued                           939         2,610        56,031                                  1,085       10,191
   Units Redeemed                      (3,038)       (6,308)       (4,074)                               (47,265)    (285,756)
                                  -----------   -----------   -----------                            -----------  -----------
Unit Balance at December 31, 2004      10,413        28,358         8,038            -            -       46,180      275,565
                                  ===========   ===========   ===========  ===========  ===========  ===========  ===========
   Units Issued                           226           581         2,904        2,127      138,652        3,850       96,328
   Units Redeemed                        (692)      (13,628)         (348)    (220,768)    (867,620)     (18,981)     (62,349)
                                  -----------   -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        10,879        41,405         5,482      218,641      728,968       61,311      241,586
                                  ===========   ===========   ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                          Alliance            Liberty    Goldman Sachs              Scudder II
                                  ------------------------  -----------  ------------- ------------------------------------
                                                              Newport       Growth       Dreman                   Dreman
                                   Bernstein    Bernstein   Tiger Fund,       and      High Return  Small-Cap    Small-Cap
                                   Small-Cap      Value      Variable       Income       Equity      Growth        Value
                                  Portfolio B  Portfolio B    Series         Fund       Portfolio   Portfolio    Portfolio
                                  -----------  -----------  -----------  ------------- ----------- -----------  -----------
Unit Balance at December 31, 2005                                                                       19,313            -
                                                                                                   ===========  ===========
   Units Issued                                                                                            204            -
   Units Redeemed                                                                                       (3,014)     (26,921)
                                                                                                   -----------  -----------
Unit Balance at December 31, 2004           -            -            -             -            -      22,123       26,921
                                  ===========  ===========  ===========   ===========  =========== ===========  ===========
   Units Issued                           522           78            -            57            -         346        9,009
   Units Redeemed                     (17,715)      (6,215)      (6,585)      (22,557)           -      (2,511)     (12,671)
                                  -----------  -----------  -----------   -----------  ----------- -----------  -----------
Unit Balance at January 1, 2004        17,193        6,137        6,585        22,500            -      24,288       30,583
                                  ===========  ===========  ===========   ===========  =========== ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                   Scudder II                                      MFS
                                  -----------  ---------------------------------------------------------------------------
                                   Government                                          Emerging     Emerging       High
                                   Securities     Bond       Research     Research      Growth       Growth       Income
                                   Portfolio     Series       Series      Series B      Series      Series B      Series
                                  -----------  ----------- -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005      20,702                                                                            -
                                  ===========                                                                  ===========
   Units Issued                           573                                                                        1,401
   Units Redeemed                     (10,689)                                                                     (28,280)
                                  -----------                                                                  -----------
Unit Balance at December 31, 2004      30,818            -           -            -            -            -       26,879
                                  ===========  =========== ===========  ===========  ===========  ===========  ===========
   Units Issued                           750            -         106            -          334          185        1,115
   Units Redeemed                     (26,313)           -     (68,056)      (4,306)     (52,400)      (3,010)     (16,831)
                                  -----------  ----------- -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        56,381            -      67,950        4,306       52,066        2,825       42,595
                                  ===========  =========== ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                             MFS
                                  -----------------------------------------------------------------------------------------
                                      High      Strategic    Strategic    Investors    Investors       New          New
                                     Income      Income       Income        Trust        Trust      Discovery    Discovery
                                    Series B     Series      Series B      Series      Series B      Series      Series B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005           -                                      -      115,816            -            -
                                  ===========                            ===========  ===========  ===========  ===========
   Units Issued                        15,658                                    210        1,732        3,045       28,982
   Units Redeemed                    (372,372)                              (125,743)     (23,986)     (50,011)    (706,414)
                                  -----------                            -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004     356,714            -            -      125,533      138,070       46,966      677,432
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                       107,961           63        6,345        2,916        3,268        4,386      211,890
   Units Redeemed                     (37,034)     (12,254)     (59,661)     (27,173)     (35,619)     (12,177)     (69,637)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004       285,787       12,191       53,316      149,790      170,421       54,757      535,179
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           MetLife
                                  -----------------------------------------------------------------------------------------
                                                              Harris                      MFS            MFS          MFS
                                     Davis        Davis       Oakmark     Jennison     Investors        Total        Total
                                    Venture      Venture      Focused      Growth        Trust          Return       Return
                                    Value A      Value E      Value B    Portfolio B   Series B        Series A     Series B
                                  -----------  -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at December 31, 2005       5,405    2,466,071      638,062      913,032      411,016         18,317      271,749
                                  ===========  ===========  ===========  ===========  ===========    ===========  ===========
   Units Issued                         1,132      673,473      105,143      369,750       10,293          5,081       75,595
   Units Redeemed                      (1,185)    (583,385)    (224,249)    (342,159)     (93,856)        (1,054)     (30,081)
                                  -----------  -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at December 31, 2004       5,458    2,375,983      757,168      885,441      494,579         14,290      226,235
                                  ===========  ===========  ===========  ===========  ===========    ===========  ===========
   Units Issued                         2,975    1,808,347      495,938      725,437      132,276          6,101      137,494
   Units Redeemed                        (159)    (982,678)    (574,555)    (584,653)     (89,153)        (1,367)     (29,254)
                                  -----------  -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at January 1, 2004         2,642    1,550,314      835,785      744,657      451,456          9,556      117,995
                                  ===========  ===========  ===========  ===========  ===========    ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           MetLife
                                  -----------------------------------------------------------------------------------------
                                    Capital      Capital                                Putnam      BlackRock    BlackRock
                                   Guardian     Guardian        MFS     Met/Putnam   International    Money        Money
                                  U.S. Equity  U.S. Equity   Research     Voyager        Stock       Market       Market
                                   Series A     Series B     Mangers B  Portfolio B   Portfolio B   Portfolio   Portfolio B
                                  -----------  -----------  ----------- -----------  ------------- -----------  -----------
Unit Balance at December 31, 2005     675,865      562,184                        -       105,927      104,958      986,244
                                  ===========  ===========              ===========   ===========  ===========  ===========
   Units Issued                        14,143      210,779                   31,896         7,672       61,910    2,007,225
   Units Redeemed                    (230,571)     (49,403)                (113,275)      (30,919)     (80,435)  (1,020,981)
                                  -----------  -----------              -----------   -----------  -----------  -----------
Unit Balance at December 31, 2004     892,293      400,808            -      81,379       129,174      123,483            -
                                  ===========  ===========  =========== ===========   ===========  ===========  ===========
   Units Issued                       908,311      322,639            -      72,862        37,921       50,710
   Units Redeemed                     (28,617)     (40,280)           -      (3,392)      (18,284)    (104,733)
                                  -----------  -----------  ----------- -----------   -----------  -----------
Unit Balance at January 1, 2004        12,599      118,449            -      11,909       109,537      177,506
                                  ===========  ===========  =========== ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               MetLife
                                  ----------------------------------------------------------------------------------
                                                            BlackRock    BlackRock    BlackRock        Franklin
                                     Stock       Stock        Bond         Bond       Strategic       Templeton
                                     Index       Index       Income       Income        Value         Small-Cap
                                   Portfolio  Portfolio B   Portfolio   Portfolio B  Portfolio B  Growth Portfolio B
                                  ----------- -----------  -----------  -----------  -----------  ------------------
Unit Balance at December 31, 2005       6,872     885,892       15,209       26,458       30,746         173,044
                                  =========== ===========  ===========  ===========  ===========     ===========
   Units Issued                         6,872     175,405        1,403       29,191       16,650         177,786
   Units Redeemed                           -    (180,408)      (2,040)      (7,548)      (7,940)        (19,183)
                                  ----------- -----------  -----------  -----------  -----------     -----------
Unit Balance at December 31, 2004           -     890,895       15,846        4,815       22,036          14,441
                                  =========== ===========  ===========  ===========  ===========     ===========
   Units Issued                                   448,645       20,006        4,818       22,676          14,900
   Units Redeemed                                (166,002)      (4,160)          (3)        (640)           (459)
                                              -----------  -----------  -----------  -----------     -----------
Unit Balance at January 1, 2004                   608,252            -            -            -               -
                                              ===========  ===========  ===========  ===========     ===========

                                  --------------
                                     Salomon
                                     Brothers
                                    Strategic
                                  Bond Portfolio
                                  --------------
Unit Balance at December 31, 2005        4,607
                                   ===========
   Units Issued                            265
   Units Redeemed                       (3,635)
                                   -----------
Unit Balance at December 31, 2004        7,977
                                   ===========
   Units Issued                          9,184
   Units Redeemed                       (1,207)
                                   -----------
Unit Balance at January 1, 2004              -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               MetLife
                                  --------------------------------------------------------------------------------------
                                      Salomon          Salomon       T. Rowe      T. Rowe      T. Rowe        T. Rowe
                                      Brothers        Brothers        Price        Price        Price          Price
                                     Strategic     U.S. Government  Small-Cap    Small-Cap    Large-Cap      Large-Cap
                                  Bond Portfolio B   Portfolio B    Portfolio   Portfolio B   Portfolio     Portfolio B
                                  ---------------- --------------- -----------  -----------  -----------    -----------
Unit Balance at December 31, 2005        44,115            2,161        35,933       50,518       77,598        261,114
                                    ===========      ===========   ===========  ===========  ===========    ===========
   Units Issued                           8,380            2,161         3,934        1,019        8,787        153,233
   Units Redeemed                        (6,538)               -        (4,016)     (14,125)     (14,091)       (32,364)
                                    -----------      -----------   -----------  -----------  -----------    -----------
Unit Balance at December 31, 2004        42,273                -        36,015       63,624       82,902        140,245
                                    ===========      ===========   ===========  ===========  ===========    ===========
   Units Issued                          50,407                         40,608       76,946       87,847        142,408
   Units Redeemed                        (8,134)                        (4,593)     (13,322)      (4,945)        (2,163)
                                    -----------                    -----------  -----------  -----------    -----------
Unit Balance at January 1, 2004               -                              -            -            -              -
                                    ===========                    ===========  ===========  ===========    ===========

                                  ----------
                                  Oppenheimer
                                    Global
                                    Equity
                                  Portfolio B
                                  -----------
Unit Balance at December 31, 2005      25,536
                                  ===========
   Units Issued                        25,733
   Units Redeemed                        (197)
                                  -----------
Unit Balance at December 31, 2004           -
                                  ===========
   Units Issued
   Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                            Oppenheimer                                       Putnam
                                  ---------------------------------------------------------------    ------------------------
                                               Main Street                                              Growth       Growth
                                    Capital    Growth and       High                     Strategic       and          and
                                  Appreciation   Income        Income          Bond        Bond         Income       Income
                                      Fund        Fund          Fund           Fund        Fund          Fund        Fund B
                                  ------------ -----------  -----------    -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005           -                                                             79,914       57,422
                                  ===========                                                        ===========  ===========
   Units Issued                            45                                                              2,221        8,601
   Units Redeemed                     (17,618)                                                           (18,583)      (4,865)
                                  -----------                                                        -----------  -----------
Unit Balance at December 31, 2004      17,573            -            -              -            -       96,276       53,686
                                  ===========  ===========  ===========    ===========  ===========  ===========  ===========
   Units Issued                            68          210           76            575            -        2,618       21,986
   Units Redeemed                      (8,638)     (40,230)     (22,027)       (79,222)     (10,260)     (31,394)     (16,886)
                                  -----------  -----------  -----------    -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        26,143       40,020       21,951         78,647       10,260      125,052       48,586
                                  ===========  ===========  ===========    ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                             Putnam
                                  -------------------------------------------------------------------------------------

                                      New            New                                  International  International
                                     Value          Value        Vista        Vista          Growth         Equity
                                     Fund           Fund B       Fund         Fund B          Fund          Fund B
                                  -----------    -----------  -----------  -----------    -------------  -------------
Unit Balance at December 31, 2005                                  31,552        1,776               -              -
                                                              ===========  ===========     ===========    ===========
   Units Issued                                                       751            -               8            360
   Units Redeemed                                                  (7,682)        (777)        (75,283)      (267,527)
                                                              -----------  -----------     -----------    -----------
Unit Balance at December 31, 2004           -              -       38,483        2,553          75,275        267,167
                                  ===========    ===========  ===========  ===========     ===========    ===========
   Units Issued                             -              -        2,473            -           1,781         13,221
   Units Redeemed                      (7,034)        (4,322)     (10,657)         (47)        (24,015)       (83,565)
                                  -----------    -----------  -----------  -----------     -----------    -----------
Unit Balance at January 1, 2004         7,034          4,322       46,667        2,600          97,509        337,511
                                  ===========    ===========  ===========  ===========     ===========    ===========

                                  -------
                                  International
                                       New
                                  Opportunities
                                      Fund
                                  -------------
Unit Balance at December 31, 2005

   Units Issued
   Units Redeemed

Unit Balance at December 31, 2004            -
                                   ===========
   Units Issued                              4
   Units Redeemed                      (17,645)
                                   -----------
Unit Balance at January 1, 2004         17,641
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                            Putnam                                         Templeton
                                  -------------------------     -----------------------------------------------------
                                  International                    Global       Global
                                       New          Equity         Income       Income     Franklin     Franklin
                                  Opportunities     Income       Securities   Securities   Small-Cap    Small-Cap
                                     Fund B         Fund B          Fund        Fund B       Fund        Fund B
                                  -------------  -----------    -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005                    208,518
                                                 ===========
   Units Issued                                       93,149
   Units Redeemed                                    (15,007)
                                                 -----------
Unit Balance at December 31, 2004            -       130,376              -            -            -            -
                                   ===========   ===========    ===========  ===========  ===========  ===========
   Units Issued                             35       112,244              -            -           98       14,557
   Units Redeemed                       (3,387)       (6,650)        (4,340)        (626)     (44,908)     (80,558)
                                   -----------   -----------    -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004          3,352        24,782          4,340          626       44,810       66,001
                                   ===========   ===========    ===========  ===========  ===========  ===========

                                  ----------

                                     Growth
                                   Securities
                                      Fund
                                  -----------
Unit Balance at December 31, 2005      15,640
                                  ===========
   Units Issued                             -
   Units Redeemed                      (1,830)
                                  -----------
Unit Balance at December 31, 2004      17,470
                                  ===========
   Units Issued                             9
   Units Redeemed                        (701)
                                  -----------
Unit Balance at January 1, 2004        18,162
                                  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Templeton
                                  -----------------------------------------------------------------------------------------
                                                                          Developing   Developing     Mutual       Mutual
                                     Growth      Foreign      Foreign      Markets      Markets       Share        Share
                                   Securities   Securities   Securities   Securities   Securities   Securities   Securities
                                     Fund B        Fund        Fund B        Fund        Fund B        Fund        Fund B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005       5,402       59,307      269,382       25,079      328,572
                                  ===========  ===========  ===========  ===========  ===========
   Units Issued                             -        5,611       77,589        1,860      103,788
   Units Redeemed                      (2,334)     (13,920)     (38,065)      (9,923)     (58,222)
                                  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004       7,736       67,616      229,858       33,142      283,006            -            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                             -        2,753      149,138          897      109,379        5,660        6,045
   Units Redeemed                      (2,267)     (19,338)     (27,263)      (9,366)     (42,341)     (32,832)    (127,226)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        10,003       84,201      107,983       41,611      215,968       27,172      121,181
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                          Templeton                                     Fidelity
                                  ------------------------  ----------------------------------------------------------------
                                   Franklin     Franklin
                                   Large-Cap    Large-Cap                                                 Growth      Growth and
                                    Growth       Growth       Growth       Growth        Contrafund    Opportunities    Income
                                     Fund        Fund B      Portfolio   Portfolio B     Portfolio       Portfolio    Portfolio
                                  -----------  -----------  -----------  -----------    -----------    ------------- -----------
Unit Balance at December 31, 2005                                 3,813      363,370              -           1,463        3,675
                                                            ===========  ===========    ===========     ===========  ===========
   Units Issued                                                     172      142,422             17              30          194
   Units Redeemed                                                  (475)     (32,285)        (3,029)           (217)        (269)
                                                            -----------  -----------    -----------     -----------  -----------
Unit Balance at December 31, 2004           -            -        4,116      253,233          3,012           1,650        3,750
                                  ===========  ===========  ===========  ===========    ===========     ===========  ===========
   Units Issued                           120           22          681      190,840            106              14          258
   Units Redeemed                     (49,149)     (25,336)      (3,819)     (26,186)          (155)            (82)      (1,921)
                                  -----------  -----------  -----------  -----------    -----------     -----------  -----------
Unit Balance at January 1, 2004        49,029       25,314        7,254       88,579          3,061           1,718        5,413
                                  ===========  ===========  ===========  ===========    ===========     ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                 Fidelity                             American Century                 Dreyfus
                                  -------------------------------------    --------------------------------------    -----------
                                    Equity         Equity        High       Income and                                  Stock
                                    Income         Income       Income        Growth    International    Value          Index
                                   Portfolio     Portfolio B  Portfolio B      Fund         Fund         Fund           Fund
                                  -----------    -----------  -----------  -----------  ------------- -----------    -----------
Unit Balance at December 31, 2005         582         30,136            -                                                      -
                                  ===========    ===========  ===========                                            ===========
   Units Issued                             -          5,647           11                                                      -
   Units Redeemed                        (269)        (6,705)      (7,646)                                                (8,251)
                                  -----------    -----------  -----------                                            -----------
Unit Balance at December 31, 2004         851         31,194        7,635            -             -            -          8,251
                                  ===========    ===========  ===========  ===========   ===========  ===========    ===========
   Units Issued                           307         11,838        3,982       31,396            14          352              -
   Units Redeemed                        (120)          (959)      (1,664)    (807,175)      (15,018)    (130,193)        (3,029)
                                  -----------    -----------  -----------  -----------   -----------  -----------    -----------
Unit Balance at January 1, 2004           664         20,315        5,317      775,779        15,004      129,841         11,280
                                  ===========    ===========  ===========  ===========   ===========  ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                              Dreyfus                                           INVESCO
                                  ---------------------------------------------------------------      ------------------------
                                     Stock     Disciplined  Disciplined      Capital      Capital                      High
                                     Index        Stock        Stock       Appreciation Appreciation     Dynamics      Yield
                                     Fund B     Portfolio   Portfolio B     Portfolio   Portfolio B        Fund        Fund
                                  -----------  -----------  -----------    ------------ ------------   -----------  -----------
Unit Balance at December 31, 2005           -
                                  ===========
   Units Issued                            67
   Units Redeemed                     (47,268)
                                  -----------
Unit Balance at December 31, 2004      47,201            -            -              -            -              -            -
                                  ===========  ===========  ===========    ===========  ===========    ===========  ===========
   Units Issued                           500            -            -            341       12,483         15,328           20
   Units Redeemed                     (12,116)      (2,847)      (5,366)       (20,929)    (227,884)      (397,390)     (24,072)
                                  -----------  -----------  -----------    -----------  -----------    -----------  -----------
Unit Balance at January 1, 2004        58,817        2,847        5,366         20,588      215,401        382,062       24,052
                                  ===========  ===========  ===========    ===========  ===========    ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                         PIMCO                                   Scudder I
                                  --------------------------------------------------    --------------------------
                                                             StocksPLUS
                                     High          Low         Growth       Total
                                     Yield      Duration     and Income    Return       International  International
                                   Portfolio    Portfolio    Portfolio    Portfolio       Portfolio     Portfolio B
                                  -----------  -----------  -----------  -----------    -------------  -------------
Unit Balance at December 31, 2005      65,343       45,882       24,691      215,346
                                  ===========  ===========  ===========  ===========
   Units Issued                        46,456        2,742          648       14,766
   Units Redeemed                     (36,422)      (3,201)      (3,447)     (37,768)
                                  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004      55,309       46,341       27,490      238,348               -              -
                                  ===========  ===========  ===========  ===========     ===========    ===========
   Units Issued                        27,985       26,340        2,971       36,424               8          7,212
   Units Redeemed                     (21,357)     (24,001)        (865)     (37,825)        (15,520)      (152,693)
                                  -----------  -----------  -----------  -----------     -----------    -----------
Unit Balance at January 1, 2004        48,681       44,002       25,384      239,749          15,512        145,481
                                  ===========  ===========  ===========  ===========     ===========    ===========

                                                                    (Concluded)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account Five sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values:

                                                                                    Met Investors
                              -------------------------------------------------------------------------------
                                  Lord Abbett          Lord Abbett         Lord Abbett        Lord Abbett
                                  Growth and           Growth and             Bond               Bond
                                    Income               Income             Debenture          Debenture
                                   Portfolio           Portfolio B          Portfolio         Portfolio B
                              -------------------- -------------------- ------------------ ------------------
December 31, 2005
  Units                                  1,231,925            1,046,799            463,506          1,364,065
  Unit Fair Value, Lowest to
   Highest/1/                     $53.80 to $46.18     $52.55 to $47.57   $12.90 to $16.74   $18.12 to $16.76
  Net Assets (In Thousands)                $58,784              $51,086             $7,961            $23,433
  Investment Income Ratio to
   Net Assets/2/                             1.03%                0.84%              4.06%              4.51%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.80%       0.75% to 2.35%     0.85% to 1.80%     0.75% to 2.35%
  Total Return, Lowest to
   Highest/4/                       2.80% to 1.83%       2.62% to 1.00%     0.95% to 0.00%   0.74% to (0.86%)
December 31, 2004
  Units                                  1,477,917            1,077,514            571,358          1,336,262
  Unit Fair Value, Lowest to
   Highest/1/                     $45.35 to $52.34     $51.21 to $47.10   $12.78 to $16.74   $17.98 to $16.91
  Net Assets (In Thousands)                $69,072              $51,454             $9,797            $22,863
  Investment Income Ratio to
   Net Assets/2/                             0.48%                0.36%              3.02%              3.05%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.80%       0.75% to 2.35%     0.85% to 1.80%     0.75% to 2.35%
  Total Return, Lowest to
   Highest/4/                     11.97% to 10.90%     11.26% to 10.02%     7.51% to 6.49%     7.00% to 5.65%
December 31, 2003
  Units                                  1,473,075              924,447            722,054          1,264,841
  Unit Fair Value, Lowest to
   Highest/1/                     $12.36 to $43.37     $43.71 to $42.81   $11.88 to $16.21   $16.34 to $16.00
  Net Assets (In Thousands)                $61,997              $39,697            $11,588            $20,280
  Investment Income Ratio to
   Net Assets/2/                             0.97%                0.78%              1.71%              2.55%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 2.35%     0.85% to 1.40%     0.85% to 2.35%
  Total Return, Lowest to
   Highest/4/                     29.95% to 29.24%     29.63% to 23.90%   18.51% to 17.86%    18.15% to 8.88%
December 31, 2002
  Units                                  1,206,060              450,427            747,689            430,647
  Unit Fair Value, Lowest to
   Highest/1/                      $9.51 to $33.56     $33.02 to $33.72   $10.03 to $13.76   $13.54 to $13.83
  Net Assets (In Thousands)                $39,226              $15,041            $10,183             $5,894
  Investment Income Ratio to
   Net Assets/2/                             0.87%                1.54%              9.14%              5.78%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 2.25%     0.85% to 1.40%     0.85% to 2.25%
  Total Return, Lowest to
   Highest/4/                 (19.09%) to (18.64%) (19.94%) to (18.81%) (1.77%) to (1.23%) (2.79%) to (1.42%)
December 31, 2001
  Units                                  1,349,730              101,107            881,521             74,477
  Unit Fair Value, Lowest to
   Highest/1/                     $11.69 to $41.48     $41.18 to $41.54   $10.15 to $14.00   $13.91 to $14.03
  Net Assets (In Thousands)                $54,575               $4,186            $12,249             $1,042
  Investment Income Ratio to
   Net Assets/2/                             0.91%                0.21%              8.08%              2.03%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 2.25%     0.85% to 1.40%     0.85% to 2.25%
  Total Return, Lowest to
   Highest/4/                   (7.04%) to (6.52%)   (8.09%) to (6.79%)     2.34% to 2.90%     1.17% to 2.61%

                              ------------------------------------------
                                  Lord Abbett          Lord Abbett
                                    Growth               Growth
                                  Opportunity          Opportunity
                                   Portfolio           Portfolio B
                              -------------------- --------------------
December 31, 2005
  Units                                    150,720              278,359
  Unit Fair Value, Lowest to
   Highest/1/                     $10.45 to $10.19      $10.38 to $9.82
  Net Assets (In Thousands)                 $1,536               $2,831
  Investment Income Ratio to
   Net Assets/2/                             0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to
   Highest/4/                       3.83% to 3.26%       3.80% to 2.62%
December 31, 2004
  Units                                    175,877              229,513
  Unit Fair Value, Lowest to
   Highest/1/                      $10.07 to $9.87      $10.00 to $9.57
  Net Assets (In Thousands)                 $1,737               $2,255
  Investment Income Ratio to
   Net Assets/2/                             0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to
   Highest/4/                     11.80% to 11.19%     11.52% to 10.67%
December 31, 2003
  Units                                    194,968              210,859
  Unit Fair Value, Lowest to
   Highest/1/                       $9.01 to $8.87       $8.93 to $8.70
  Net Assets (In Thousands)                 $1,731               $1,861
  Investment Income Ratio to
   Net Assets/2/                             0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                     35.28% to 34.54%     34.56% to 33.29%
December 31, 2002
  Units                                     14,456              115,356
  Unit Fair Value, Lowest to
   Highest/1/                       $6.60 to $6.66       $6.53 to $6.63
  Net Assets (In Thousands)                    $96                 $760
  Investment Income Ratio to
   Net Assets/2/                             0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                 (25.30%) to (24.89%) (25.76%) to (25.05%)
December 31, 2001
  Units                                     11,830               34,744
  Unit Fair Value, Lowest to
   Highest/1/                       $8.83 to $8.86       $8.79 to $8.85
  Net Assets (In Thousands)                   $104                 $307
  Investment Income Ratio to
   Net Assets/2/                             0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                   (8.40%) to (8.07%)       4.99% to 5.78%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                          Met Investors
                                      -------------------------------------------------------------------------------
                                          Lord Abbett          Lord Abbett        Lord Abbett        Lord Abbett
                                            Mid-Cap              Mid-Cap           America's         Developing
                                             Value                Value              Value             Growth
                                           Portfolio           Portfolio B        Portfolio B         Portfolio
                                      -------------------- -------------------- ---------------- --------------------
December 31, 2005
  Units                                            276,077              706,363          433,986
  Unit Fair Value, Lowest to
   Highest/1/                             $24.99 to $24.65     $26.45 to $24.02 $14.52 to $14.08
  Net Assets (In Thousands)                         $7,027              $17,930           $6,253
  Investment Income Ratio to Net
   Assets/2/                                         0.55%                0.49%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%       0.75% to 1.90%   0.75% to 1.90%
  Total Return, Lowest to Highest/4/        7.36% to 6.35%       7.24% to 6.02%   3.17% to 2.00%

December 31, 2004
  Units                                            312,762              573,559          217,354
  Unit Fair Value, Lowest to
   Highest/1/                             $23.28 to $23.17     $24.66 to $22.66 $14.07 to $13.81
  Net Assets (In Thousands)                         $7,458              $13,631           $3,041
  Investment Income Ratio to Net
   Assets/2/                                         0.54%                0.46%            3.63%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%       0.75% to 1.90%   0.75% to 1.90%
  Total Return, Lowest to Highest/4/      23.77% to 22.59%     17.01% to 16.12% 13.50% to 15.51%

December 31, 2003
  Units                                            264,080              414,631           44,618
  Unit Fair Value, Lowest to
   Highest/1/                             $18.81 to $19.45     $19.60 to $19.11 $12.04 to $11.96
  Net Assets (In Thousands)                         $5,128               $8,021             $536
  Investment Income Ratio to Net
   Assets/2/                                         0.69%                0.74%            4.98%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.40%       0.85% to 1.80%   0.85% to 1.80%
  Total Return, Lowest to Highest/4/      25.09% to 24.41%     24.81% to 23.63% 20.37% to 19.61%

December 31, 2002
  Units                                            280,337              249,099                               176,243
  Unit Fair Value, Lowest to
   Highest/1/                             $15.03 to $15.63     $15.46 to $15.71                        $4.97 to $7.44
  Net Assets (In Thousands)                         $4,375               $3,882                                $1,298
  Investment Income Ratio to Net
   Assets/2/                                         0.48%                0.68%                                 0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.40%       0.85% to 1.80%                        0.85% to 1.40%
  Total Return, Lowest to Highest/4/  (10.57%) to (10.08%) (11.20%) to (10.35%)                  (29.98%) to (29.59%)

December 31, 2001
  Units                                            241,389               71,645                               218,271
  Unit Fair Value, Lowest to
   Highest/1/                             $16.72 to $17.48     $17.41 to $17.52                       $7.05 to $10.63
  Net Assets (In Thousands)                         $4,212               $1,251                                $2,309
  Investment Income Ratio to Net
   Assets/2/                                         0.48%                0.11%                                 0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.40%       0.85% to 1.80%                        0.85% to 1.40%
  Total Return, Lowest to Highest/4/        6.58% to 7.17%       5.98% to 6.99%                    (8.14%) to (7.63%)

                                      --------------------------------------
                                          Lord Abbett         JP Morgan
                                          Developing           Quality
                                            Growth              Bond
                                          Portfolio B         Portfolio
                                      -------------------- ----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                             455,059
  Unit Fair Value, Lowest to
   Highest/1/                                              $13.01 to $14.78
  Net Assets (In Thousands)                                          $6,710
  Investment Income Ratio to Net
   Assets/2/                                                          3.56%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/                          0.85% to 1.40%
  Total Return, Lowest to Highest/4/                         3.11% to 2.55%

December 31, 2002
  Units                                             43,484          564,014
  Unit Fair Value, Lowest to
   Highest/1/                               $7.36 to $7.48 $12.62 to $14.41
  Net Assets (In Thousands)                           $323           $8,115
  Investment Income Ratio to Net
   Assets/2/                                         0.00%            4.72%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/  (30.40%) to (29.74%)   7.44% to 8.03%

December 31, 2001
  Units                                             11,841          606,269
  Unit Fair Value, Lowest to
   Highest/1/                             $10.58 to $10.64 $11.68 to $13.41
  Net Assets (In Thousands)                           $126           $8,129
  Investment Income Ratio to Net
   Assets/2/                                         0.00%            4.73%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/    (8.74%) to (7.87%)   5.56% to 6.17%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                    Met Investors
                              -------------------------------------------------------------------------------

                                 JP Morgan          JP Morgan            JP Morgan            JP Morgan
                                  Quality             Select               Select             Enhanced
                              Bond Portfolio B   Equity Portfolio    Equity Portfolio B    Index Portfolio
                              ---------------- -------------------- -------------------- --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2003
  Units                                330,145              728,149               40,804
  Unit Fair Value, Lowest to
   Highest/1/                 $14.90 to $14.52      $9.03 to $15.21     $15.32 to $14.94
  Net Assets (In Thousands)             $4,846              $11,032                 $618
  Investment Income Ratio to
   Net Assets/2/                         4.93%                0.60%                0.43%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/         0.85% to 1.80%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                   2.88% to 1.91%     32.37% to 31.64%     32.07% to 30.83%

December 31, 2002
  Units                                196,386              838,784               43,054            1,124,941
  Unit Fair Value, Lowest to
   Highest/1/                 $14.25 to $14.48      $6.82 to $11.55     $11.42 to $11.60      $6.15 to $12.71
  Net Assets (In Thousands)             $2,818               $9,658                 $496              $14,199
  Investment Income Ratio to
   Net Assets/2/                         7.86%                0.57%                0.70%                0.84%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/         0.85% to 1.80%       0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%
  Total Return, Lowest to
   Highest/4/                   6.66% to 7.67% (26.68%) to (26.28%) (27.15%) to (26.46%) (26.00%) to (25.59%)

December 31, 2001
  Units                                 41,011            1,080,409               30,247            1,484,963
  Unit Fair Value, Lowest to
   Highest/1/                 $13.36 to $13.45      $9.25 to $15.75     $15.67 to $15.77      $8.27 to $17.18
  Net Assets (In Thousands)               $550              $16,948                 $476              $25,355
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of               0.99%                0.48%                0.17%                0.82%
  Average Net Assets, Lowest
   to Highest/3/                0.85% to 1.80%       0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%
  Total Return, Lowest to
   Highest/4/                   4.92% to 5.93%   (7.33%) to (6.82%)   (8.01%) to (7.13%) (12.65%) to (12.16%)

                              ------------------------------------------

                                   JP Morgan            JP Morgan
                                   Enhanced           International
                               Index Portfolio B     Equity Portfolio
                              -------------------- --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2002
  Units                                     28,934              546,459
  Unit Fair Value, Lowest to
   Highest/1/                     $12.57 to $12.77       $5.30 to $8.69
  Net Assets (In Thousands)                   $367               $4,720
  Investment Income Ratio to
   Net Assets/2/                             1.27%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.80%       0.85% to 1.40%
  Total Return, Lowest to
   Highest/4/                 (26.46%) to (25.75%) (17.52%) to (17.07%)

December 31, 2001
  Units                                     13,343              764,580
  Unit Fair Value, Lowest to
   Highest/1/                     $17.09 to $17.20      $6.39 to $10.54
  Net Assets (In Thousands)                   $229               $8,016
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of                   0.29%                1.30%
  Average Net Assets, Lowest
   to Highest/3/                    0.85% to 1.80%       0.85% to 1.40%
  Total Return, Lowest to
   Highest/4/                 (13.23%) to (12.40%) (21.44%) to (21.01%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                      Met Investors
                                  -----------------------------------------------------------------------------------
                                       JP Morgan                                Met/Putnam           Met/Putnam
                                     International         Met/Putnam             Capital              Capital
                                        Equity              Research           Opportunities        Opportunities
                                      Portfolio B          Portfolio B           Portfolio           Portfolio B
                                  -------------------- -------------------- -------------------- --------------------
December 31, 2005
  Units                                                                                  255,463               30,510
  Unit Fair Value, Lowest to
   Highest/1/                                                                    $8.42 to $17.91     $16.94 to $15.16
  Net Assets (In Thousands)                                                               $4,523                 $543
  Investment Income Ratio to Net
   Assets/2/                                                                               0.27%                0.16%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                                                                  0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to
   Highest/4/                                                                     9.15% to 8.56%       8.97% to 7.73%

December 31, 2004
  Units                                                                                  328,339               28,309
  Unit Fair Value, Lowest to
   Highest/1/                                                                    $7.71 to $16.50     $14.07 to $15.54
  Net Assets (In Thousands)                                                               $5,369                 $465
  Investment Income Ratio to Net
   Assets/2/                                                                               0.00%                0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                                                                  0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to
   Highest/4/                                                                   17.53% to 16.89%      28.28% to 6.29%

December 31, 2003
  Units                                                             313,112              410,336               28,266
  Unit Fair Value, Lowest to
   Highest/1/                                                $7.73 to $7.67      $6.56 to $14.12     $14.22 to $13.87
  Net Assets (In Thousands)                                          $2,398               $5,750                 $397
  Investment Income Ratio to Net
   Assets/2/                                                          0.00%                0.00%                0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                                             1.30% to 2.35%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                                              20.26% to 19.42%     27.64% to 26.94%     27.19% to 25.99%

December 31, 2002
  Units                                          6,305              104,003              471,470               27,938
  Unit Fair Value, Lowest to
   Highest/1/                           $8.59 to $8.73       $6.22 to $6.30      $5.14 to $11.12     $11.01 to $11.18
  Net Assets (In Thousands)                        $55                 $651               $5,210                 $310
  Investment Income Ratio to Net
   Assets/2/                                     0.00%                0.70%                0.08%                0.09%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                        0.85% to 1.80%       1.40% to 2.25%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                     (18.00%) to (17.22%) (22.58%) to (21.91%) (22.15%) to (21.72%) (22.60%) to (21.86%)

December 31, 2001
  Units                                          2,001               17,867              585,745                6,700
  Unit Fair Value, Lowest to
   Highest/1/                         $10.48 to $10.55       $8.03 to $8.07      $6.57 to $14.28     $14.22 to $14.31
  Net Assets (In Thousands)                        $21                 $142               $8,324                  $96
  Investment Income Ratio to Net
   Assets/2/                                     0.41%                0.72%                0.17%                0.03%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                        0.85% to 1.80%       1.40% to 2.25%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                     (22.00%) to (21.25%)   (3.99%) to (3.35%)   (9.73%) to (9.23%)  (10.27%) to (9.41%)

                                  ----------------------------------
                                  Oppenheimer      Oppenheimer
                                    Capital          Capital
                                  Appreciation     Appreciation
                                   Portfolio       Portfolio B
                                  ------------ --------------------
December 31, 2005
  Units                             190,414               1,662,013
  Unit Fair Value, Lowest to
   Highest/1/                        $10.60          $8.91 to $8.41
  Net Assets (In Thousands)          $2,018                 $14,175
  Investment Income Ratio to Net
   Assets/2/                          0.08%                   0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                      1.40%          0.75% to 2.35%
  Total Return, Lowest to
   Highest/4/                         3.54%          3.93% to 2.29%

December 31, 2004
  Units                              89,775               2,151,767
  Unit Fair Value, Lowest to
   Highest/1/                        $10.24          $8.37 to $8.22
  Net Assets (In Thousands)            $919                 $17,810
  Investment Income Ratio to Net
   Assets/2/                          4.93%                   3.40%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                      1.40%          1.30% to 2.35%
  Total Return, Lowest to
   Highest/4/                         5.21%          6.26% to 3.93%

December 31, 2003
  Units                                                   1,646,831
  Unit Fair Value, Lowest to
   Highest/1/                                        $7.97 to $7.91
  Net Assets (In Thousands)                                 $13,019
  Investment Income Ratio to Net
   Assets/2/                                                  0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                                     1.30% to 2.35%
  Total Return, Lowest to
   Highest/4/                                      21.75% to 20.90%

December 31, 2002
  Units                                                     422,075
  Unit Fair Value, Lowest to
   Highest/1/                                        $6.21 to $6.28
  Net Assets (In Thousands)                                  $2,639
  Investment Income Ratio to Net
   Assets/2/                                                  0.01%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                                     1.40% to 2.25%
  Total Return, Lowest to
   Highest/4/                                  (26.41%) to (25.78%)

December 31, 2001
  Units                                                      20,951
  Unit Fair Value, Lowest to
   Highest/1/                                        $8.42 to $8.47
  Net Assets (In Thousands)                                    $177
  Investment Income Ratio to Net
   Assets/2/                                                  0.08%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                                     1.40% to 2.25%
  Total Return, Lowest to
   Highest/4/                                    (3.49%) to (2.85%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                     Met Investors
                                         ------------------------------------------------------------------------------------
                                                                 PIMCO         Janus           Janus              PIMCO
                                               Money           Inflation     Aggressive     Aggressive            Total
                                              Market           Protected       Growth         Growth              Return
                                            Portfolio B     Bond Portfolio B Portfolio      Portfolio B       Bond Portfolio
                                         ------------------ ---------------- ---------- -------------------- ----------------
December 31, 2005
  Units                                                            1,139,393  167,265              1,546,320          377,259
  Unit Fair Value, Lowest to Highest/1/                     $11.25 to $10.93   $11.10         $8.06 to $7.84 $12.68 to $12.34
  Net Assets (In Thousands)                                          $12,668   $1,857                $12,324           $4,656
  Investment Income Ratio to Net
   Assets/2/                                                           0.00%    0.00%                  0.00%            0.05%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                               1.30% to 2.35%    1.40%         1.30% to 2.35%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/                        0.08% to (0.96%)   12.27%       12.11% to 10.95%   1.60% to 1.04%

December 31, 2004
  Units                                             945,457        1,298,329  207,451              1,926,130          433,047
  Unit Fair Value, Lowest to Highest/1/     $10.20 to $9.79 $11.24 to $11.04    $9.89         $7.19 to $7.06 $12.48 to $12.21
  Net Assets (In Thousands)                          $9,317          $14,486   $2,052                $13,736           $5,291
  Investment Income Ratio to Net
   Assets/2/                                          0.66%            5.15%    0.00%                  0.00%            1.08%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/              0.75% to 2.35%   1.30% to 2.35%    1.40%         1.30% to 2.35%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/       0.02% to (1.70%)   7.60% to 6.47%    7.30%         8.75% to 5.92%   4.36% to 3.78%

December 31, 2003
  Units                                             994,912          987,643                         813,652
  Unit Fair Value, Lowest to Highest/1/     $10.17 to $9.96 $10.44 to $10.37                  $6.72 to $6.67
  Net Assets (In Thousands)                          $9,901          $10,285                          $5,421
  Investment Income Ratio to Net
   Assets/2/                                          0.39%            0.77%                           0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/              0.85% to 2.35%   1.30% to 2.35%                  1.30% to 2.35%
  Total Return, Lowest to Highest/4/     (0.42%) to (1.33%)   4.43% to 3.70%                22.00% to 21.15%

December 31, 2002
  Units                                             598,780                                          174,539
  Unit Fair Value, Lowest to Highest/1/    $10.00 to $10.21                                   $5.14 to $5.20
  Net Assets (In Thousands)                          $6,031                                             $903
  Investment Income Ratio to Net
   Assets/2/                                          0.87%                                            0.01%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/              0.85% to 2.25%                                   1.40% to 2.25%
  Total Return, Lowest to Highest/4/       (1.15%) to 0.24%                             (29.44%) to (28.84%)

December 31, 2001
  Units                                             111,815                                            5,742
  Unit Fair Value, Lowest to Highest/1/    $10.10 to $10.19                                   $7.27 to $7.31
  Net Assets (In Thousands)                          $1,132                                              $42
  Investment Income Ratio to Net
   Assets/2/                                          0.67%                                            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/              0.85% to 2.25%                                   1.40% to 2.25%
  Total Return, Lowest to Highest/4/         0.67% to 1.66%                              (10.51%) to (9.91%)

                                         -----------------
                                              PIMCO
                                              Total
                                              Return
                                         Bond Portfolio B
                                         ----------------
December 31, 2005
  Units                                         2,614,749
  Unit Fair Value, Lowest to Highest/1/  $12.59 to $11.89
  Net Assets (In Thousands)                       $31,651
  Investment Income Ratio to Net
   Assets/2/                                        0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.75% to 2.35%
  Total Return, Lowest to Highest/4/     1.49% to (0.12%)

December 31, 2004
  Units                                         2,693,428
  Unit Fair Value, Lowest to Highest/1/  $12.40 to $11.90
  Net Assets (In Thousands)                       $32,347
  Investment Income Ratio to Net
   Assets/2/                                        6.91%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.75% to 2.35%
  Total Return, Lowest to Highest/4/       4.10% to 2.54%

December 31, 2003
  Units                                         1,932,340
  Unit Fair Value, Lowest to Highest/1/  $11.69 to $11.61
  Net Assets (In Thousands)                       $22,410
  Investment Income Ratio to Net
   Assets/2/                                        1.64%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            1.30% to 2.35%
  Total Return, Lowest to Highest/4/     0.64% to (0.06%)

December 31, 2002
  Units                                           619,041
  Unit Fair Value, Lowest to Highest/1/  $11.22 to $11.36
  Net Assets (In Thousands)                        $6,997
  Investment Income Ratio to Net
   Assets/2/                                        0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            1.40% to 2.25%
  Total Return, Lowest to Highest/4/       6.86% to 7.77%

December 31, 2001
  Units                                             7,235
  Unit Fair Value, Lowest to Highest/1/  $10.48 to $10.54
  Net Assets (In Thousands)                           $76
  Investment Income Ratio to Net
   Assets/2/                                        1.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            1.40% to 2.25%
  Total Return, Lowest to Highest/4/       3.18% to 3.87%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                   Met Investors
                               ------------------------------------------------------------------------------------------------
                                       RCM              T. Rowe            T. Rowe              MFS                MFS
                                     Global              Price              Price            Research           Research
                                   Technology           Mid-Cap            Mid-Cap         International      International
                                   Portfolio B      Growth Portfolio  Growth Portfolio B     Portfolio         Portfolio B
                               -------------------- ---------------- -------------------- ---------------- --------------------
December 31, 2005
  Units                                     219,715          270,568            1,537,676          338,829            1,266,878
  Unit Fair Value, Lowest to
   Highest/1/                        $4.76 to $4.63   $8.15 to $7.99       $8.30 to $7.84 $18.32 to $12.72     $13.26 to $12.53
  Net Assets (In Thousands)                  $1,031           $2,190              $12,242           $6,083              $16,162
  Investment Income Ratio to
   Net Assets/2/                              0.00%            0.00%                0.00%            0.56%                0.40%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.30% to 2.35%   1.40% to 1.80%       0.75% to 2.35%   0.85% to 1.80%       0.75% to 2.35%
  Total Return, Lowest to
   Highest/4/                        9.59% to 8.44% 13.28% to 12.83%     13.77% to 11.97% 15.78% to 14.69%     15.55% to 13.73%

December 31, 2004
  Units                                     327,752          328,760            1,539,977          351,741            1,059,008
  Unit Fair Value, Lowest to
   Highest/1/                        $4.35 to $4.27   $7.19 to $7.08       $7.22 to $7.00 $15.82 to $11.09     $11.48 to $11.01
  Net Assets (In Thousands)                  $1,409           $2,353              $10,866           $5,482              $11,761
  Investment Income Ratio to
   Net Assets/2/                              0.08%            0.00%                0.00%            0.22%                0.27%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.30% to 2.35%   1.40% to 1.80%       0.85% to 2.35%   0.85% to 1.80%       0.75% to 2.35%
  Total Return, Lowest to
   Highest/4/                    (5.55%) to (6.54%) 16.51% to 16.04%     16.82% to 15.08% 18.71% to 17.58%     15.31% to 16.78%

December 31, 2003
  Units                                     207,465                -            1,363,312          368,393              461,284
  Unit Fair Value, Lowest to
   Highest/1/                        $4.60 to $4.57         $- to $-       $6.18 to $6.09 $13.33 to $13.28       $9.58 to $9.43
  Net Assets (In Thousands)                    $947               $-               $8,294           $4,892               $4,345
  Investment Income Ratio to
   Net Assets/2/                              0.00%            0.00%                0.00%            0.80%                0.90%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.30% to 2.35%   0.00% to 0.00%       0.85% to 2.35%   0.85% to 1.40%       0.85% to 2.35%
  Total Return, Lowest to
   Highest/4/                      39.26% to 38.29%   0.00% to 0.00%     35.48% to 27.90% 33.30% to 32.80%     30.93% to 28.59%

December 31, 2002
  Units                                      86,859                               274,466                               193,659
  Unit Fair Value, Lowest to
   Highest/1/                        $2.92 to $2.96                        $4.49 to $4.56                        $7.20 to $7.32
  Net Assets (In Thousands)                    $256                                $1,240                                $1,404
  Investment Income Ratio to
   Net Assets/2/                              0.00%                                 0.00%                                 0.26%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.40% to 2.25%                        0.85% to 2.25%                        1.40% to 2.25%
  Total Return, Lowest to
   Highest/4/                  (51.83%) to (51.42%)                  (45.29%) to (44.51%)                  (13.77%) to (12.55%)

December 31, 2001
  Units                                      14,393                                 7,936                                11,316
  Unit Fair Value, Lowest to
   Highest/1/                        $6.06 to $6.09                        $8.19 to $8.24                        $8.34 to $8.38
  Net Assets (In Thousands)                     $87                                   $65                                   $95
  Investment Income Ratio to
   Net Assets/2/                              0.00%                                 0.00%                                 0.22%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.40% to 2.25%                        1.40% to 2.25%                        1.40% to 2.25%
  Total Return, Lowest to
   Highest/4/                  (17.00%) to (16.44%)                    (1.66%) to (1.00%)                    (6.32%) to (5.69%)

                               ---------------------
                                       AIM
                                    Small-Cap
                                     Growth
                                   Portfolio B
                               --------------------
December 31, 2005
  Units                                     789,854
  Unit Fair Value, Lowest to
   Highest/1/                      $13.04 to $12.68
  Net Assets (In Thousands)                 $10,183
  Investment Income Ratio to
   Net Assets/2/                              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.30% to 2.35%
  Total Return, Lowest to
   Highest/4/                        6.87% to 5.76%

December 31, 2004
  Units                                     571,265
  Unit Fair Value, Lowest to
   Highest/1/                      $12.20 to $11.99
  Net Assets (In Thousands)                  $6,898
  Investment Income Ratio to
   Net Assets/2/                              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.30% to 2.35%
  Total Return, Lowest to
   Highest/4/                        5.05% to 3.95%

December 31, 2003
  Units                                     486,382
  Unit Fair Value, Lowest to
   Highest/1/                      $11.61 to $11.53
  Net Assets (In Thousands)                  $5,609
  Investment Income Ratio to
   Net Assets/2/                              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.30% to 2.35%
  Total Return, Lowest to
   Highest/4/                      33.33% to 32.40%

December 31, 2002
  Units                                     163,481
  Unit Fair Value, Lowest to
   Highest/1/                        $8.38 to $8.47
  Net Assets (In Thousands)                  $1,380
  Investment Income Ratio to
   Net Assets/2/                              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.40% to 2.25%
  Total Return, Lowest to
   Highest/4/                  (29.12%) to (28.51%)

December 31, 2001
  Units                                       4,324
  Unit Fair Value, Lowest to
   Highest/1/                      $11.83 to $11.85
  Net Assets (In Thousands)                     $51
  Investment Income Ratio to
   Net Assets/2/                              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.40% to 2.25%
  Total Return, Lowest to
   Highest/4/                      18.30% to 18.52%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                        Met Investors
                                            --------------------------------------------------------------------
                                                                       Harris          Met/AIM       Third
                                                  Lazard               Oakmark        Small-Cap     Avenue
                                                  Mid-Cap           International      Growth      Small-Cap
                                                Portfolio B          Portfolio B      Portfolio Value Portfolio
                                            -------------------- -------------------- --------- ----------------
December 31, 2005
  Units                                                  252,387              694,932  40,203             24,670
  Unit Fair Value, Lowest to Highest/1/         $14.50 to $14.10     $15.78 to $15.34   $7.46   $16.49 to $16.13
  Net Assets (In Thousands)                               $3,607              $10,792    $300               $445
  Investment Income Ratio to Net Assets/2/                 0.06%                0.00%   0.00%              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.30% to 2.35%       1.30% to 2.35%   1.40%     1.30% to 1.90%
  Total Return, Lowest to Highest/4/              6.67% to 5.56%     12.77% to 11.59%  14.07%   18.70% to 18.23%

December 31, 2004
  Units                                                  311,710              750,426
  Unit Fair Value, Lowest to Highest/1/         $13.59 to $13.35     $13.99 to $13.75
  Net Assets (In Thousands)                               $4,192              $10,393
  Investment Income Ratio to Net Assets/2/                 0.00%                0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.30% to 2.35%       1.30% to 2.35%
  Total Return, Lowest to Highest/4/            12.92% to 11.74%     18.96% to 17.72%

December 31, 2003
  Units                                                  361,906              556,151
  Unit Fair Value, Lowest to Highest/1/         $12.03 to $11.95     $11.76 to $11.68
  Net Assets (In Thousands)                               $4,326               $6,500
  Investment Income Ratio to Net Assets/2/                 1.45%                1.67%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.30% to 2.35%       1.30% to 2.35%
  Total Return, Lowest to Highest/4/            23.70% to 22.83%     34.41% to 33.47%

December 31, 2002
  Units                                                   82,588               67,294
  Unit Fair Value, Lowest to Highest/1/           $9.57 to $9.67       $8.74 to $8.83
  Net Assets (In Thousands)                                 $796                 $592
  Investment Income Ratio to Net Assets/2/                 0.02%                0.25%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 2.25%       1.40% to 2.25%
  Total Return, Lowest to Highest/4/        (12.80%) to (12.06%) (19.92%) to (19.23%)

December 31, 2001
  Units                                                    3,175                1,652
  Unit Fair Value, Lowest to Highest/1/         $10.97 to $10.99     $10.91 to $10.94
  Net Assets (In Thousands)                                  $35                  $18
  Investment Income Ratio to Net Assets/2/                 0.00%                0.08%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 2.25%       1.40% to 2.25%
  Total Return, Lowest to Highest/4/              9.70% to 9.91%       9.15% to 9.36%

                                            ---------------------------------
                                                   Third          Neuberger
                                                  Avenue           Berman
                                                 Small-Cap       Real Estate
                                             Value Portfolio B    Portfolio
                                            -------------------- -----------
December 31, 2005
  Units                                                  571,711   39,242
  Unit Fair Value, Lowest to Highest/1/         $16.35 to $15.90   $20.93
  Net Assets (In Thousands)                               $9,232     $821
  Investment Income Ratio to Net Assets/2/                 0.00%    0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.30% to 2.35%    1.40%
  Total Return, Lowest to Highest/4/            13.99% to 12.80%   15.05%

December 31, 2004
  Units                                                  647,400
  Unit Fair Value, Lowest to Highest/1/         $14.35 to $14.10
  Net Assets (In Thousands)                               $9,209
  Investment Income Ratio to Net Assets/2/                 1.29%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.30% to 2.35%
  Total Return, Lowest to Highest/4/            24.87% to 23.56%

December 31, 2003
  Units                                                  653,846
  Unit Fair Value, Lowest to Highest/1/         $11.49 to $11.41
  Net Assets (In Thousands)                               $7,472
  Investment Income Ratio to Net Assets/2/                 0.48%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.30% to 2.35%
  Total Return, Lowest to Highest/4/            35.61% to 34.67%

December 31, 2002
  Units                                                   82,338
  Unit Fair Value, Lowest to Highest/1/           $8.19 to $8.23
  Net Assets (In Thousands)                                 $676
  Investment Income Ratio to Net Assets/2/                 0.38%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 2.25%
  Total Return, Lowest to Highest/4/        (18.14%) to (17.68%)

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                     Met Investors
                                         ------------------------------------------------------------------------------------
                                            Neuberger         Turner        Goldman Sachs      Defensive         Moderate
                                             Berman           Mid-Cap          Mid-Cap         Strategy          Strategy
                                           Real Estate        Growth            Value           Fund of          Fund of
                                           Portfolio B      Portfolio B      Portfolio B        Fund B            Fund B
                                         ---------------- ---------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                           548,137           86,600          173,267          448,336        2,689,712
  Unit Fair Value, Lowest to Highest/1/  $14.49 to $14.11 $12.34 to $12.01 $13.43 to $13.08 $10.43 to $10.30 $10.69 to $10.56
  Net Assets (In Thousands)                        $7,837           $1,052           $2,291           $4,652          $28,627
  Investment Income Ratio to Net
   Assets/2/                                        0.00%            0.00%            0.67%            0.87%            1.31%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.75% to 2.35%   0.75% to 2.35%   0.75% to 2.35%   1.30% to 2.35%   1.30% to 2.35%
  Total Return, Lowest to Highest/4/     12.44% to 10.66%  10.53% to 8.78%  11.70% to 9.93%   3.13% to 2.06%   4.45% to 3.36%

December 31, 2004
  Units                                           209,815          134,802          175,141          273,188          764,679
  Unit Fair Value, Lowest to Highest/1/  $12.89 to $12.75 $11.16 to $11.04 $12.02 to $11.90 $10.11 to $10.10 $10.23 to $10.22
  Net Assets (In Thousands)                        $2,687           $1,495           $2,093           $2,761           $7,820
  Investment Income Ratio to Net
   Assets/2/                                        5.95%            0.00%            1.51%            9.60%            7.04%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.75% to 2.35%   0.75% to 2.35%   0.75% to 2.35%   1.30% to 2.35%   1.30% to 2.35%
  Total Return, Lowest to Highest/4/     28.90% to 27.55% 11.64% to 10.47% 20.24% to 18.98%   1.13% to 1.59%   2.33% to 2.08%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                         -----------------
                                             Balanced
                                             Strategy
                                             Fund of
                                              Fund B
                                         ----------------
December 31, 2005
  Units                                         7,822,973
  Unit Fair Value, Lowest to Highest/1/  $10.99 to $10.86
  Net Assets (In Thousands)                       $85,584
  Investment Income Ratio to Net
   Assets/2/                                        1.36%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            1.30% to 2.35%
  Total Return, Lowest to Highest/4/       5.74% to 4.64%

December 31, 2004
  Units                                         3,117,330
  Unit Fair Value, Lowest to Highest/1/  $10.40 to $10.38
  Net Assets (In Thousands)                       $32,389
  Investment Income Ratio to Net
   Assets/2/                                        4.94%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            1.30% to 2.35%
  Total Return, Lowest to Highest/4/       3.97% to 2.97%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                      Met Investors
                                         ------------------------------------------------------------------------------------
                                              Growth         Aggressive          Van           Cyclical         Cyclical
                                             Strategy         Strategy         Kampen           Growth         Growth and
                                             Fund of          Fund of         Comstock            ETF          Income ETF
                                              Fund B           Fund B        Portfolio B      Portfolio B      Portfolio B
                                         ---------------- ---------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                         6,681,818          665,696          303,632            3,990            6,658
  Unit Fair Value, Lowest to Highest/1/  $11.43 to $11.29 $11.65 to $11.51 $10.52 to $10.41 $10.17 to $10.16 $10.13 to $10.12
  Net Assets (In Thousands)                       $75,989           $7,713           $3,184              $41              $67
  Investment Income Ratio to Net
   Assets/2/                                        1.19%            0.85%            3.03%            0.00%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/        1.30% to 2.35%   1.30% to 2.35%   0.75% to 2.35%   1.30% to 1.90%   1.30% to 1.90%
  Total Return, Lowest to Highest/4/       7.72% to 6.60%   8.96% to 7.82%   5.22% to 4.11%   1.71% to 1.56%   1.33% to 1.17%

December 31, 2004
  Units                                         3,436,681          442,136
  Unit Fair Value, Lowest to Highest/1/  $10.61 to $10.59 $10.69 to $10.68
  Net Assets (In Thousands)                       $36,432           $4,724
  Investment Income Ratio to Net
   Assets/2/                                        3.23%            1.18%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/        1.30% to 2.35%   1.30% to 2.35%
  Total Return, Lowest to Highest/4/       6.08% to 3.45%   6.93% to 3.67%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                         -------------------
                                            Legg Mason
                                               Value
                                              Equity
                                            Portfolio B
                                         ------------------
December 31, 2005
  Units                                                   -
  Unit Fair Value, Lowest to Highest/1/    $10.63 to $10.61
  Net Assets (In Thousands)                              $-
  Investment Income Ratio to Net
   Assets/2/                                          0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/          1.30% to 2.35%
  Total Return, Lowest to Highest/4/     (1.34%) to (1.37%)

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                         GACC                                         Russell
                                            ------------------------------- --------------------------------------------
                                                 Money        Multi-Style     Aggressive
                                                 Market         Equity          Equity        Non-U.S.      Core Bond
                                                  Fund           Fund            Fund           Fund          Fund
                                            ---------------- -------------- -------------- -------------- --------------
December 31, 2005
  Units                                                             277,883         43,722        113,408        169,522
  Unit Fair Value, Lowest to Highest/1/                              $11.88         $13.40         $14.29         $13.96
  Net Assets (In Thousands)                                          $3,300           $586         $1,620         $2,367
  Investment Income Ratio to Net Assets/2/                            1.09%          0.16%          1.60%          3.49%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                       1.40%          1.40%          1.40%          1.40%
  Total Return, Lowest to Highest/4/                                  5.78%          4.89%         12.11%          0.60%

December 31, 2004
  Units                                                             337,256         64,676        145,232        199,538
  Unit Fair Value, Lowest to Highest/1/                              $11.23         $12.78         $12.74         $13.88
  Net Assets (In Thousands)                                          $3,786           $826         $1,851         $2,769
  Investment Income Ratio to Net Assets/2/                            0.76%          0.16%          1.80%          3.45%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                       1.40%          1.40%          1.40%          1.40%
  Total Return, Lowest to Highest/4/                                  8.28%         13.13%         16.65%          3.21%

December 31, 2003
  Units                                                             404,799         83,897        192,864        268,670
  Unit Fair Value, Lowest to Highest/1/                              $10.37         $11.29         $10.92         $13.45
  Net Assets (In Thousands)                                          $4,185           $945         $2,100         $3,598
  Investment Income Ratio to Net Assets/2/                            0.74%          0.10%          2.68%          3.57%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                              1.40% to 1.40% 1.40% to 1.40% 1.40% to 1.40% 1.40% to 1.40%
  Total Return, Lowest to Highest/4/                                 27.07%         43.58%         36.86%          4.68%

December 31, 2002
  Units                                              270,289        425,735         91,516        206,107        278,477
  Unit Fair Value, Lowest to Highest/1/     $10.93 to $12.44          $8.16          $7.87          $7.98         $12.85
  Net Assets (In Thousands)                           $3,339         $3,468           $719         $1,642         $3,568
  Investment Income Ratio to Net Assets/2/             2.92%          0.60%          0.00%          1.51%          2.92%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/               0.85% to 1.40%          1.40%          1.40%          1.40%          1.40%
  Total Return, Lowest to Highest/4/          0.23% to 0.78%       (24.26%)       (20.18%)       (16.33%)          7.33%

December 31, 2001
  Units                                              312,440        449,009         97,584        221,826        315,747
  Unit Fair Value, Lowest to Highest/1/     $10.85 to $12.41         $10.77          $9.86          $9.54         $11.97
  Net Assets (In Thousands)                           $3,878         $4,829           $960         $2,112         $3,770
  Investment Income Ratio to Net Assets/2/             0.00%          0.46%          0.11%          0.63%          5.96%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/               0.85% to 1.40%          1.40%          1.40%          1.40%          1.40%
  Total Return, Lowest to Highest/4/          2.59% to 3.20%       (15.41%)        (3.73%)       (23.12%)          5.91%

                                            ---------------
                                             Real Estate
                                             Securities
                                                Fund
                                            --------------
December 31, 2005
  Units                                             13,869
  Unit Fair Value, Lowest to Highest/1/             $25.72
  Net Assets (In Thousands)                           $357
  Investment Income Ratio to Net Assets/2/           2.01%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                      1.40%
  Total Return, Lowest to Highest/4/                11.39%

December 31, 2004
  Units                                             18,880
  Unit Fair Value, Lowest to Highest/1/             $23.09
  Net Assets (In Thousands)                           $436
  Investment Income Ratio to Net Assets/2/           2.60%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                      1.40%
  Total Return, Lowest to Highest/4/                33.01%

December 31, 2003
  Units                                             23,129
  Unit Fair Value, Lowest to Highest/1/             $17.36
  Net Assets (In Thousands)                           $399
  Investment Income Ratio to Net Assets/2/           5.18%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/             1.40% to 1.40%
  Total Return, Lowest to Highest/4/                35.30%

December 31, 2002
  Units                                             25,541
  Unit Fair Value, Lowest to Highest/1/             $12.83
  Net Assets (In Thousands)                           $327
  Investment Income Ratio to Net Assets/2/           5.11%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                      1.40%
  Total Return, Lowest to Highest/4/                 2.36%

December 31, 2001
  Units                                             29,148
  Unit Fair Value, Lowest to Highest/1/             $12.54
  Net Assets (In Thousands)                           $364
  Investment Income Ratio to Net Assets/2/           5.17%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                      1.40%
  Total Return, Lowest to Highest/4/                 6.33%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                          AIM
                             -----------------------------------------------------------------------------------
                                   Capital              Capital           International        International
                                 Appreciation         Appreciation           Growth               Growth
                                     Fund                Fund B               Fund                Fund B
                             -------------------- -------------------- -------------------- --------------------
December 31, 2005
  Units                                   202,445                8,314               24,660               59,995
  Unit Fair Value, Lowest
   to Highest/1/                  $6.54 to $11.80     $22.78 to $21.11      $9.19 to $14.11     $21.15 to $19.61
  Net Assets (In Thousands)                $2,248                 $106                 $343               $1,004
  Investment Income Ratio
   to Net Assets/2/                         0.06%                0.00%                0.64%                1.02%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%       1.30% to 1.90%       0.85% to 1.80%       1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                      7.92% to 6.90%       7.18% to 6.54%     16.93% to 15.83%     16.19% to 15.49%

December 31, 2004
  Units                                   235,067               10,413               28,358                8,038
  Unit Fair Value, Lowest
   to Highest/1/                  $6.06 to $11.03     $21.25 to $19.81      $7.86 to $12.18     $18.21 to $16.98
  Net Assets (In Thousands)                $2,456                 $116                 $340                  $98
  Investment Income Ratio
   to Net Assets/2/                         0.00%                0.00%                0.57%                0.59%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%       1.30% to 1.90%       0.85% to 1.80%       1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                      5.72% to 4.72%       4.96% to 4.33%     22.95% to 21.79%     18.13% to 17.66%

December 31, 2003
  Units                                   263,868               10,879               41,405                5,482
  Unit Fair Value, Lowest
   to Highest/1/                  $5.74 to $10.54     $10.61 to $10.50      $6.39 to $10.00      $10.06 to $9.95
  Net Assets (In Thousands)                $2,638                 $115                 $409                  $55
  Investment Income Ratio
   to Net Assets/2/                         0.00%                0.00%                0.51%                0.51%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%       1.40% to 1.80%       0.85% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                    28.42% to 27.21%     27.39% to 26.88%     27.97% to 26.76%     26.81% to 26.31%

December 31, 2002
  Units                                   304,127                2,472               49,469                1,735
  Unit Fair Value, Lowest
   to Highest/1/                   $4.47 to $8.40       $8.27 to $8.33       $5.00 to $8.00       $7.87 to $7.93
  Net Assets (In Thousands)                $2,370                  $21                 $385                  $14
  Investment Income Ratio
   to Net Assets/2/                         0.00%                0.00%                0.49%                0.94%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%       1.40% to 1.80%       0.85% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                (25.71%) to (25.00%) (25.85%) to (25.55%) (17.18%) to (16.39%) (17.43%) to (17.10%)

December 31, 2001
  Units                                   349,426                                    68,447
  Unit Fair Value, Lowest
   to Highest/1/                  $5.96 to $11.21                            $5.98 to $9.58
  Net Assets (In Thousands)                $3,675                                      $628
  Investment Income Ratio
   to Net Assets/2/                         0.00%                                     0.33%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%                            0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                (24.66%) to (23.93%)                      (24.91%) to (24.18%)

                             ------------------------------------------
                                   Premier              Premier
                                   Equity               Equity
                                    Fund                Fund B
                             -------------------- --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest
   to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio
   to Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units                                     9,470
  Unit Fair Value, Lowest
   to Highest/1/                 $10.75 to $10.59
  Net Assets (In Thousands)                  $101
  Investment Income Ratio
   to Net Assets/2/                         0.03%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                      4.30% to 3.88%

December 31, 2003
  Units                                   397,987               58,086
  Unit Fair Value, Lowest
   to Highest/1/                  $6.17 to $10.20      $6.14 to $10.15
  Net Assets (In Thousands)                $3,869                 $395
  Investment Income Ratio
   to Net Assets/2/                         0.29%                0.28%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                    24.02% to 22.85%     23.77% to 22.60%

December 31, 2002
  Units                                   472,364               30,604
  Unit Fair Value, Lowest
   to Highest/1/                   $4.97 to $8.41       $4.96 to $8.39
  Net Assets (In Thousands)                $3,696                 $171
  Investment Income Ratio
   to Net Assets/2/                         0.30%                0.68%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                (31.51%) to (30.85%) (31.70%) to (31.05%)

December 31, 2001
  Units                                   541,748
  Unit Fair Value, Lowest
   to Highest/1/                  $7.19 to $12.18
  Net Assets (In Thousands)                $6,311
  Investment Income Ratio
   to Net Assets/2/                         0.14%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                (14.12%) to (13.31%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                         Alliance
                                            ------------------------------------------------------------------------------
                                             Premier        Premier         Bernstein     Bernstein         Bernstein
                                             Growth         Growth         Real Estate   Real Estate        Small-Cap
                                            Portfolio     Portfolio B       Portfolio     Portfolio        Portfolio B
                                            --------- -------------------- ----------- ---------------- ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units                                                                      46,180             275,565
  Unit Fair Value, Lowest to Highest/1/                                      $18.99    $20.86 to $20.41
  Net Assets (In Thousands)                                                    $877              $5,199
  Investment Income Ratio to Net Assets/2/                                    2.14%               2.22%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                               1.40%      1.30% to 1.90%
  Total Return, Lowest to Highest/4/                                         33.74%    33.53% to 36.66%

December 31, 2003
  Units                                      218,641               728,968   61,311             241,586             17,193
  Unit Fair Value, Lowest to Highest/1/       $10.68      $10.59 to $10.48   $14.20    $14.10 to $13.95   $14.23 to $14.08
  Net Assets (In Thousands)                   $2,336                $7,696     $871              $3,396               $244
  Investment Income Ratio to Net Assets/2/     0.00%                 0.00%    2.65%               2.38%              0.51%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                1.40%        1.40% to 1.80%    1.40%      1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest/4/          21.95%      21.65% to 21.17%   37.36%    37.09% to 36.55%   38.94% to 38.38%

December 31, 2002
  Units                                      251,537               365,675   74,299             121,702             10,480
  Unit Fair Value, Lowest to Highest/1/        $8.76        $8.65 to $8.71   $10.34    $10.21 to $10.28   $10.18 to $10.24
  Net Assets (In Thousands)                   $2,204                $3,176     $766              $1,248               $107
  Investment Income Ratio to Net Assets/2/     0.00%                 0.00%    2.45%               2.46%              0.14%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                1.40%        1.40% to 1.80%    1.40%      1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (31.61%)  (32.08%) to (31.80%)    1.18%      0.48% to 0.89% (8.04%) to (7.68%)

December 31, 2001
  Units                                      283,937               106,580   81,215              46,011              2,010
  Unit Fair Value, Lowest to Highest/1/       $12.81      $12.73 to $12.77   $10.22    $10.16 to $10.19   $11.07 to $11.10
  Net Assets (In Thousands)                   $3,637                $1,358     $830                $468                $22
  Investment Income Ratio to Net Assets/2/     0.00%                 0.00%    3.21%               0.33%              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                1.40%        1.40% to 1.80%    1.40%      1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (18.37%)  (18.88%) to (18.56%)    9.25%    12.37% to 12.68%   10.66% to 10.96%

                                            ---------------------
                                                 Bernstein
                                                   Value
                                                Portfolio B
                                            --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                    6,137
  Unit Fair Value, Lowest to Highest/1/         $10.85 to $10.73
  Net Assets (In Thousands)                                  $66
  Investment Income Ratio to Net Assets/2/                 0.74%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/            26.68% to 26.17%

December 31, 2002
  Units                                                    5,322
  Unit Fair Value, Lowest to Highest/1/           $8.51 to $8.56
  Net Assets (In Thousands)                                  $45
  Investment Income Ratio to Net Assets/2/                 0.10%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (14.51%) to (14.16%)

December 31, 2001
  Units                                                       66
  Unit Fair Value, Lowest to Highest/1/           $9.95 to $9.98
  Net Assets (In Thousands)                                   $1
  Investment Income Ratio to Net Assets/2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/          (0.50%) to (0.24%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                    Liberty                                         Goldman Sachs
                              -------------------- --------------------------------------------------------------
                                    Newport              Growth            International           Internet
                                  Tiger Fund,              and                Equity              Tollkeeper
                                Variable Series        Income Fund             Fund                  Fund
                              -------------------- -------------------- -------------------- --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2003
  Units                                      6,585               22,500               23,216
  Unit Fair Value, Lowest to
   Highest/1/                     $12.04 to $11.91       $9.28 to $9.18     $10.48 to $10.37
  Net Assets (In Thousands)                    $79                 $209                 $243
  Investment Income Ratio to
   Net Assets/2/                             0.02%                1.33%                4.20%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                     42.78% to 42.21%     22.63% to 22.14%     33.61% to 33.08%

December 31, 2002
  Units                                      6,888               23,127               24,711
  Unit Fair Value, Lowest to
   Highest/1/                       $8.37 to $8.43       $7.52 to $7.57       $7.79 to $7.84
  Net Assets (In Thousands)                    $58                 $175                 $194
  Investment Income Ratio to
   Net Assets/2/                             1.18%                1.29%                0.95%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                 (18.45%) to (18.12%) (12.92%) to (12.57%) (19.80%) to (19.47%)

December 31, 2001
  Units                                      7,325               35,421               33,620               21,869
  Unit Fair Value, Lowest to
   Highest/1/                     $10.27 to $10.30       $8.63 to $8.66       $9.71 to $9.74       $4.25 to $4.26
  Net Assets (In Thousands)                    $75                 $307                 $327                  $93
  Investment Income Ratio to
   Net Assets/2/                             0.80%                0.43%                1.43%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                 (19.95%) to (19.61%) (10.96%) to (10.60%) (23.66%) to (23.35%) (34.87%) to (34.59%)

                                                    Scudder II
                              -------------------------------------
                                   Global             Dreman
                                   Income          High Return
                                    Fund         Equity Portfolio
                              ---------------- --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2003
  Units                                                           -
  Unit Fair Value, Lowest to
   Highest/1/                                      $12.69 to $12.69
  Net Assets (In Thousands)                                      $-
  Investment Income Ratio to
   Net Assets/2/                                              3.73%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                              1.40% to 1.40%
  Total Return, Lowest to
   Highest/4/                                      30.09% to 30.09%

December 31, 2002
  Units                                                          10
  Unit Fair Value, Lowest to
   Highest/1/                                        $9.76 to $9.76
  Net Assets (In Thousands)                                     $98
  Investment Income Ratio to
   Net Assets/2/                                              0.92%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                              1.40% to 1.40%
  Total Return, Lowest to
   Highest/4/                                  (19.17%) to (19.17%)

December 31, 2001
  Units                                 10,532                   10
  Unit Fair Value, Lowest to
   Highest/1/                 $11.70 to $11.73     $12.07 to $12.07
  Net Assets (In Thousands)               $124                   $-
  Investment Income Ratio to
   Net Assets/2/                         5.65%                1.67%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/         1.40% to 1.80%       1.40% to 1.40%
  Total Return, Lowest to
   Highest/4/                   2.93% to 3.34%       0.36% to 0.36%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                      Scudder II
                                            -------------------------------------------------------------- ---------------


                                              Small-Cap Growth     Dreman Small-Cap        Government       Bond  Research
                                                 Portfolio         Value Portfolio    Securities Portfolio Series  Series
                                            -------------------- -------------------- -------------------- ------ --------
December 31, 2005
  Units                                                   19,313                                  20,702
  Unit Fair Value, Lowest to Highest/1/           $9.53 to $9.35                        $13.61 to $13.36
  Net Assets (In Thousands)                                 $184                                    $282
  Investment Income Ratio to Net Assets/2/                 0.00%                                   4.49%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%                          1.40% to 1.80%
  Total Return, Lowest to Highest/4/              5.59% to 5.17%                          1.15% to 0.75%

December 31, 2004
  Units                                                   22,123               26,921             30,818
  Unit Fair Value, Lowest to Highest/1/           $9.02 to $8.89     $16.10 to $15.86   $13.46 to $13.26
  Net Assets (In Thousands)                                 $200                 $432               $415
  Investment Income Ratio to Net Assets/2/                 0.00%                0.89%              3.75%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest/4/              9.48% to 9.04%     24.27% to 23.77%     2.31% to 1.90%

December 31, 2003
  Units                                                   24,288               30,583             56,381        -   67,950
  Unit Fair Value, Lowest to Highest/1/           $8.24 to $8.15     $12.95 to $12.81   $13.15 to $13.01   $13.88    $9.93
  Net Assets (In Thousands)                                 $200                 $396               $719       $-     $675
  Investment Income Ratio to Net Assets/2/                 0.00%                1.18%              2.77%    9.79%    0.67%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%    1.40%    1.40%
  Total Return, Lowest to Highest/4/            31.10% to 30.57%     40.06% to 39.50%     0.84% to 0.43%    7.82%   22.97%

December 31, 2002
  Units                                                   25,164               39,894             73,057       10   75,386
  Unit Fair Value, Lowest to Highest/1/           $6.24 to $6.29       $9.19 to $9.25   $12.96 to $13.04   $12.87    $8.08
  Net Assets (In Thousands)                                 $158                 $369               $934     $129     $609
  Investment Income Ratio to Net Assets/2/                 0.00%                0.38%              3.59%    5.69%    0.28%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%    1.40%    1.40%
  Total Return, Lowest to Highest/4/        (34.65%) to (34.39%) (12.93%) to (12.58%)     6.12% to 6.55%    7.41% (25.59%)

December 31, 2001
  Units                                                   20,776               33,649             79,079       10   93,736
  Unit Fair Value, Lowest to Highest/1/           $9.55 to $9.58     $10.55 to $10.58   $12.21 to $12.24   $11.98   $10.85
  Net Assets (In Thousands)                                 $199                 $356               $968       $-   $1,017
  Investment Income Ratio to Net Assets/2/                 0.00%                0.00%              1.97%    6.02%    0.02%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%    1.40%    1.40%
  Total Return, Lowest to Highest/4/        (30.08%) to (29.78%)     15.57% to 16.04%     5.57% to 6.00%    7.26% (22.35%)

                                             MFS
                                            ---------------------



                                             Research Series B
                                            --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                    4,306
  Unit Fair Value, Lowest to Highest/1/           $9.87 to $9.76
  Net Assets (In Thousands)                                  $42
  Investment Income Ratio to Net Assets/2/                 0.42%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/            22.64% to 22.15%

December 31, 2002
  Units                                                    4,142
  Unit Fair Value, Lowest to Highest/1/           $7.99 to $8.05
  Net Assets (In Thousands)                                  $33
  Investment Income Ratio to Net Assets/2/                 0.10%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (26.07%) to (25.77%)

December 31, 2001
  Units                                                    1,559
  Unit Fair Value, Lowest to Highest/1/         $10.81 to $10.84
  Net Assets (In Thousands)                                  $17
  Investment Income Ratio to Net Assets/2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (22.80%) to (22.49%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                                MFS
                                                          ---------------------------------------------------------------

                                                          Emerging       Emerging        High        High       Strategic
                                                           Growth         Growth        Income      Income       Income
                                                           Series        Series B       Series     Series B      Series
                                                          -------- -------------------- ------ ---------------- ---------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units                                                                                 26,879          356,714
  Unit Fair Value, Lowest to Highest/1/                                                 $12.14 $15.65 to $14.79
  Net Assets (In Thousands)                                                               $326           $4,347
  Investment Income Ratio to Net Assets/2/                                               5.22%            4.42%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                                            1.40%   1.30% to 1.90%
  Total Return, Lowest to Highest/4/                                                     7.63%   7.41% to 6.77%

December 31, 2003
  Units                                                     52,066                2,825 42,595          285,787  12,191
  Unit Fair Value, Lowest to Highest/1/                     $10.07      $10.00 to $9.89 $11.28 $11.17 to $11.05  $12.75
  Net Assets (In Thousands)                                   $524                  $28   $481           $3,181    $155
  Investment Income Ratio to Net Assets/2/                   0.00%                0.00%  3.99%            3.34%   3.89%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                1.40%       1.40% to 1.80%  1.40%   1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest/4/                        28.42%     28.13% to 27.62% 16.32% 16.06% to 15.60%   8.85%

December 31, 2002
  Units                                                     67,529                  740 42,215          123,968   6,974
  Unit Fair Value, Lowest to Highest/1/                      $7.84       $7.75 to $7.81  $9.70   $9.56 to $9.63  $11.71
  Net Assets (In Thousands)                                   $529                   $6   $409           $1,191     $82
  Investment Income Ratio to Net Assets/2/                   0.00%                0.00%  6.79%            5.23%   0.94%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                1.40%       1.40% to 1.80%  1.40%   1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest/4/                      (34.68%) (35.04%) to (34.78%)  1.14%   0.50% to 0.90%   6.90%

December 31, 2001
  Units                                                     88,547                  356 35,874           26,086   1,378
  Unit Fair Value, Lowest to Highest/1/                     $12.00     $11.93 to $11.97  $9.59   $9.51 to $9.54  $10.95
  Net Assets (In Thousands)                                 $1,063                   $4   $344             $248     $15
  Investment Income Ratio to Net Assets/2/                   0.00%                0.00%  8.00%            0.03%   3.76%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                1.40%       1.40% to 1.80%  1.40%   1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest/4/                      (34.42%) (34.81%) to (34.55%)  0.65%  -0.20% to 0.20%   3.29%

                                                          -----------------

                                                             Strategic
                                                              Income
                                                             Series B
                                                          ----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                             53,316
  Unit Fair Value, Lowest to Highest/1/                   $12.67 to $12.53
  Net Assets (In Thousands)                                           $675
  Investment Income Ratio to Net Assets/2/                           3.95%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               1.40% to 1.80%
  Total Return, Lowest to Highest/4/                        8.57% to 8.13%

December 31, 2002
  Units                                                              6,733
  Unit Fair Value, Lowest to Highest/1/                   $11.59 to $11.67
  Net Assets (In Thousands)                                            $78
  Investment Income Ratio to Net Assets/2/                           0.05%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               1.40% to 1.80%
  Total Return, Lowest to Highest/4/                        6.26% to 6.68%

December 31, 2001
  Units                                                                 36
  Unit Fair Value, Lowest to Highest/1/                   $10.91 to $10.94
  Net Assets (In Thousands)                                             $-
  Investment Income Ratio to Net Assets/2/                           3.70%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               1.40% to 1.80%
  Total Return, Lowest to Highest/4/                        2.69% to 3.10%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                             MFS
                                                ------------------------------------------------------------- -------

                                                Investors      Investors          New            New           Davis
                                                  Trust          Trust         Discovery      Discovery       Venture
                                                 Series        Series B         Series        Series B        Value A
                                                --------- -------------------- --------- -------------------- -------
December 31, 2005
  Units                                                                115,816                                 5,405
  Unit Fair Value, Lowest to Highest/1/                       $11.17 to $10.96                                $34.26
  Net Assets (In Thousands)                                             $1,284                                  $185
  Investment Income Ratio to Net Assets/2/                               0.32%                                 0.57%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                                         1.40% to 1.80%                                 1.40%
  Total Return, Lowest to Highest/4/                            5.54% to 5.12%                                 8.77%

December 31, 2004
  Units                                          125,533               138,070   46,965               677,432  5,458
  Unit Fair Value, Lowest to Highest/1/           $10.69      $10.59 to $10.43    $7.53      $14.57 to $13.99 $31.50
  Net Assets (In Thousands)                       $1,341                $1,453     $354                $5,270   $172
  Investment Income Ratio to Net Assets/2/         0.64%                 0.45%    0.00%                 0.00%  0.02%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                            1.40%        1.40% to 1.80%    1.40%        1.30% to 1.90%  1.40%
  Total Return, Lowest to Highest/4/               9.80%        9.58% to 9.14%    5.03%        4.83% to 4.20% 10.80%

December 31, 2003
  Units                                          149,790               170,421   54,757               535,179  2,642
  Unit Fair Value, Lowest to Highest/1/            $9.73        $9.66 to $9.56    $7.17        $7.12 to $7.04 $28.43
  Net Assets (In Thousands)                       $1,458                $1,639     $392                $3,795    $75
  Investment Income Ratio to Net Assets/2/         0.66%                 0.46%    0.00%                 0.00%  0.00%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                            1.40%        1.40% to 1.80%    1.40%        1.40% to 1.80%  1.40%
  Total Return, Lowest to Highest/4/              20.45%      20.14% to 19.66%   31.86%      31.58% to 31.05% 26.06%

December 31, 2002
  Units                                          168,930               173,260   60,459               305,282
  Unit Fair Value, Lowest to Highest/1/            $8.08        $7.99 to $8.04    $5.44        $5.37 to $5.41
  Net Assets (In Thousands)                       $1,365                $1,390     $329                $1,647
  Investment Income Ratio to Net Assets/2/         0.56%                 0.43%    0.00%                 0.00%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                            1.40%        1.40% to 1.80%    1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/            (22.06%)  (22.56%) to (22.25%) (32.58%)  (33.02%) to (32.75%)

December 31, 2001
  Units                                                                 73,855
  Unit Fair Value, Lowest to Highest/1/                       $10.31 to $10.34
  Net Assets (In Thousands)                                               $763
  Investment Income Ratio to Net Assets/2/                               0.00%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                                         1.40% to 1.80%
  Total Return, Lowest to Highest/4/                      (17.61%) to (17.28%)

                                                   MetLife
                                                ---------------------

                                                       Davis
                                                      Venture
                                                      Value E
                                                --------------------
December 31, 2005
  Units                                                    2,466,071
  Unit Fair Value, Lowest to Highest/1/             $36.24 to $12.62
  Net Assets (In Thousands)                                  $32,204
  Investment Income Ratio to Net Assets/2/                     0.52%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                               0.75% to 2.35%
  Total Return, Lowest to Highest/4/                  9.32% to 7.59%

December 31, 2004
  Units                                                    2,375,983
  Unit Fair Value, Lowest to Highest/1/             $33.15 to $11.73
  Net Assets (In Thousands)                                  $28,251
  Investment Income Ratio to Net Assets/2/                     0.54%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                               0.75% to 2.35%
  Total Return, Lowest to Highest/4/                  8.13% to 9.53%

December 31, 2003
  Units                                                    1,550,314
  Unit Fair Value, Lowest to Highest/1/             $10.87 to $10.71
  Net Assets (In Thousands)                                  $16,596
  Investment Income Ratio to Net Assets/2/                     0.22%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                               0.85% to 2.35%
  Total Return, Lowest to Highest/4/                29.63% to 25.13%

December 31, 2002
  Units                                                      396,395
  Unit Fair Value, Lowest to Highest/1/               $8.26 to $8.39
  Net Assets (In Thousands)                                   $3,296
  Investment Income Ratio to Net Assets/2/                     0.54%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                               0.85% to 2.25%
  Total Return, Lowest to Highest/4/            (18.41%) to (17.26%)

December 31, 2001
  Units                                                       16,899
  Unit Fair Value, Lowest to Highest/1/             $10.11 to $10.16
  Net Assets (In Thousands)                                     $171
  Investment Income Ratio to Net Assets/2/                     0.00%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                               1.40% to 2.25%
  Total Return, Lowest to Highest/4/            (13.19%) to (12.45%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                          MetLife
                                      ---------------------------------------------------------------------------

                                            Harris              Jennison                MFS              MFS
                                            Oakmark              Growth              Investors       Total Return
                                        Focused Value B        Portfolio B         Trust Series B      Series A
                                      -------------------- -------------------- -------------------- ------------
December 31, 2005
  Units                                            638,062              913,032              411,016    18,317
  Unit Fair Value, Lowest to
   Highest/1/                             $16.40 to $15.94      $5.07 to $11.44       $9.39 to $8.69    $42.86
  Net Assets (In Thousands)                        $10,275              $10,298               $4,702      $785
  Investment Income Ratio to Net
   Assets/2/                                         0.00%                0.00%                0.20%     1.87%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.30% to 2.35%       0.75% to 2.35%       0.75% to 1.90%     1.40%
  Total Return, Lowest to Highest/4/        8.29% to 7.17%     11.52% to 10.91%       6.11% to 4.90%     1.69%

December 31, 2004
  Units                                            757,168              885,441              494,578    14,290
  Unit Fair Value, Lowest to
   Highest/1/                             $15.14 to $14.88     $10.50 to $10.31      $11.05 to $8.29    $42.33
  Net Assets (In Thousands)                        $11,320               $9,215               $5,372      $605
  Investment Income Ratio to Net
   Assets/2/                                         0.00%                0.01%                0.35%     2.62%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.30% to 2.35%       1.30% to 2.35%       0.85% to 1.90%     1.40%
  Total Return, Lowest to Highest/4/        8.23% to 7.10%       7.53% to 6.40%      10.23% to 9.07%    10.17%

December 31, 2003
  Units                                            835,785              744,657              451,456     9,556
  Unit Fair Value, Lowest to
   Highest/1/                             $13.99 to $13.89       $9.76 to $9.69      $10.02 to $9.86    $38.42
  Net Assets (In Thousands)                        $11,593               $7,229               $4,477      $367
  Investment Income Ratio to Net
   Assets/2/                                         0.05%                0.13%                0.20%     0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.30% to 2.35%       1.30% to 2.35%       0.85% to 1.80%     1.40%
  Total Return, Lowest to Highest/4/      27.88% to 26.99%     20.98% to 20.13%     20.50% to 19.36%    12.83%

December 31, 2002
  Units                                            241,463              204,999              115,513
  Unit Fair Value, Lowest to
   Highest/1/                             $10.59 to $10.71       $7.58 to $7.63       $8.26 to $8.32
  Net Assets (In Thousands)                         $2,573               $1,561                 $957
  Investment Income Ratio to Net
   Assets/2/                                         0.10%                0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 2.25%       1.40% to 2.25%       0.85% to 1.80%
  Total Return, Lowest to Highest/4/  (11.09%) to (10.33%) (24.15%) to (23.72%) (21.75%) to (21.00%)

December 31, 2001
  Units                                              9,916
  Unit Fair Value, Lowest to
   Highest/1/                             $11.89 to $11.95
  Net Assets (In Thousands)                           $118
  Investment Income Ratio to Net
   Assets/2/                                         0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 2.25%
  Total Return, Lowest to Highest/4/      24.59% to 25.66%

                                      ------------------------------------
                                                             Capital
                                             MFS          Guardian U.S.
                                         Total Return        Equity
                                           Series B         Series A
                                      ------------------ ----------------
December 31, 2005
  Units                                          271,749          675,865
  Unit Fair Value, Lowest to
   Highest/1/                           $45.78 to $36.93 $12.19 to $11.95
  Net Assets (In Thousands)                       $4,777           $8,076
  Investment Income Ratio to Net
   Assets/2/                                       1.46%            0.03%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/       0.75% to 1.90%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/      2.08% to 0.92%   4.88% to 4.31%

December 31, 2004
  Units                                          226,236          892,293
  Unit Fair Value, Lowest to
   Highest/1/                           $44.85 to $36.59 $11.62 to $11.45
  Net Assets (In Thousands)                       $3,199          $10,222
  Investment Income Ratio to Net
   Assets/2/                                       2.40%            0.36%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/       0.75% to 1.90%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/      9.20% to 8.90%   8.37% to 7.77%

December 31, 2003
  Units                                          117,995           12,599
  Unit Fair Value, Lowest to
   Highest/1/                           $10.60 to $10.43 $10.73 to $10.63
  Net Assets (In Thousands)                       $1,243             $134
  Investment Income Ratio to Net
   Assets/2/                                       1.05%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/       0.85% to 1.80%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/    15.74% to 14.65% 26.31% to 25.85%

December 31, 2002
  Units                                           54,699
  Unit Fair Value, Lowest to
   Highest/1/                             $9.10 to $9.16
  Net Assets (In Thousands)                         $499
  Investment Income Ratio to Net
   Assets/2/                                       0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/       0.85% to 1.80%
  Total Return, Lowest to Highest/4/  (7.20%) to (6.31%)

December 31, 2001
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                         MetLife
                                      -----------------------------------------------------------------------------------------
                                            Capital
                                         Guardian U.S.          Putnam           BlackRock        BlackRock
                                            Equity           International      Money Market     Money Market        Stock
                                           Series B        Stock Portfolio B     Portfolio       Portfolio B    Index Portfolio
                                      -------------------- ----------------- ------------------ --------------- ---------------
December 31, 2005
  Units                                            562,184          105,927             104,958         986,244      6,872
  Unit Fair Value, Lowest to
   Highest/1/                             $12.13 to $11.63 $17.22 to $14.55    $10.21 to $10.06 $10.39 to $9.82      $8.74
  Net Assets (In Thousands)                         $6,721           $1,799              $1,056          $9,835        $60
  Investment Income Ratio to Net
   Assets/2/                                         0.00%            0.45%               2.71%           3.41%      0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.75% to 1.90%   0.75% to 1.90%      0.85% to 1.40%  0.75% to 2.35%      1.40%
  Total Return, Lowest to Highest/4/        4.72% to 3.52% 16.71% to 15.38%      2.02% to 1.47%  1.49% to 0.42%      7.58%

December 31, 2004
  Units                                            400,808          129,174             123,483
  Unit Fair Value, Lowest to
   Highest/1/                             $11.59 to $11.24 $14.76 to $12.61     $10.01 to $9.91
  Net Assets (In Thousands)                         $4,587           $1,895              $1,224
  Investment Income Ratio to Net
   Assets/2/                                         1.12%            1.21%               0.97%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.75% to 1.90%   0.75% to 1.90%      0.85% to 1.40%
  Total Return, Lowest to Highest/4/        7.78% to 6.95% 17.09% to 15.75%    0.13% to (0.42%)

December 31, 2003
  Units                                            118,449          109,537             177,506
  Unit Fair Value, Lowest to
   Highest/1/                             $10.69 to $10.52 $12.67 to $12.59      $9.99 to $9.96
  Net Assets (In Thousands)                         $1,257           $1,382              $1,765
  Investment Income Ratio to Net
   Assets/2/                                         0.50%            0.00%               0.84%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%   0.85% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest/4/      36.28% to 35.00% 26.69% to 25.89%  (0.07%) to (0.45%)

December 31, 2002
  Units                                             47,662
  Unit Fair Value, Lowest to
   Highest/1/                               $7.80 to $7.85
  Net Assets (In Thousands)                           $373
  Investment Income Ratio to Net
   Assets/2/                                         0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%
  Total Return, Lowest to Highest/4/  (22.05%) to (21.55%)

December 31, 2001
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                      ---------------------


                                             Stock
                                       Index Portfolio B
                                      --------------------
December 31, 2005
  Units                                            885,892
  Unit Fair Value, Lowest to
   Highest/1/                             $11.73 to $11.41
  Net Assets (In Thousands)                        $10,241
  Investment Income Ratio to Net
   Assets/2/                                         1.41%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.30% to 2.35%
  Total Return, Lowest to Highest/4/        3.03% to 1.96%

December 31, 2004
  Units                                            890,895
  Unit Fair Value, Lowest to
   Highest/1/                             $11.39 to $11.19
  Net Assets (In Thousands)                        $10,028
  Investment Income Ratio to Net
   Assets/2/                                         0.67%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.30% to 2.35%
  Total Return, Lowest to Highest/4/        8.85% to 7.71%

December 31, 2003
  Units                                            608,252
  Unit Fair Value, Lowest to
   Highest/1/                             $10.46 to $10.39
  Net Assets (In Thousands)                         $6,315
  Investment Income Ratio to Net
   Assets/2/                                         1.31%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.30% to 2.35%
  Total Return, Lowest to Highest/4/      21.24% to 20.39%

December 31, 2002
  Units                                            179,892
  Unit Fair Value, Lowest to
   Highest/1/                               $8.20 to $8.29
  Net Assets (In Thousands)                         $1,486
  Investment Income Ratio to Net
   Assets/2/                                         0.49%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 2.25%
  Total Return, Lowest to Highest/4/  (24.24%) to (23.60%)

December 31, 2001
  Units                                             10,751
  Unit Fair Value, Lowest to
   Highest/1/                             $10.83 to $10.85
  Net Assets (In Thousands)                           $117
  Investment Income Ratio to Net
   Assets/2/                                         0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 2.25%
  Total Return, Lowest to Highest/4/  (15.49%) to (14.76%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                          MetLife
                                         ----------------------------------------------------------------------------------------
                                                                                                   Franklin
                                            BlackRock         BlackRock          BlackRock        Templeton           MFS
                                               Bond              Bond            Strategic     Small-Cap Growth     Research
                                         Income Portfolio Income Portfolio B Value Portfolio B   Portfolio B       Managers B
                                         ---------------- ------------------ ----------------- ---------------- -----------------
December 31, 2005
  Units                                            15,209            26,458            30,746          173,044
  Unit Fair Value, Lowest to Highest/1/            $47.73  $52.26 to $40.41  $19.25 to $18.07  $10.09 to $9.81
  Net Assets (In Thousands)                          $726            $1,180              $569           $1,733
  Investment Income Ratio to Net
   Assets/2/                                        4.06%             2.09%             0.00%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/                 1.40%    0.75% to 1.90%    0.75% to 1.90%   1.30% to 1.90%
  Total Return, Lowest to Highest/4/                0.99%    1.39% to 0.24%    3.14% to 1.96%   3.05% to 2.43%

December 31, 2004
  Units                                            15,846             4,815            22,036           14,441
  Unit Fair Value, Lowest to Highest/1/  $47.26 to $47.26  $45.83 to $40.31  $18.66 to $17.72   $9.79 to $9.58
  Net Assets (In Thousands)                          $749              $212              $399             $140
  Investment Income Ratio to Net
   Assets/2/                                        0.00%             0.00%             0.00%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/        1.40% to 1.40%    1.30% to 1.90%    0.75% to 1.90%   1.30% to 1.90%
  Total Return, Lowest to Highest/4/       2.98% to 2.98%    1.83% to 2.21%  14.20% to 12.89%  9.71% to 10.35%

December 31, 2003
  Units                                                                                                                         -
  Unit Fair Value, Lowest to Highest/1/                                                                         $11.83 to $ 11.80
  Net Assets (In Thousands)                                                                                                    $-
  Investment Income Ratio to Net
   Assets/2/                                                                                                                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/                                                                                1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                                                             18.29% to 17.97%

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                         ------------------

                                            Met/Putnam
                                              Voyager
                                            Portfolio B
                                         -----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units                                             81,379
  Unit Fair Value, Lowest to Highest/1/     $4.55 to $4.31
  Net Assets (In Thousands)                           $666
  Investment Income Ratio to Net
   Assets/2/                                         0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.75% to 1.90%
  Total Return, Lowest to Highest/4/        4.85% to 2.69%

December 31, 2003
  Units                                             11,909
  Unit Fair Value, Lowest to Highest/1/  $11.78 to $ 11.70
  Net Assets (In Thousands)                           $140
  Investment Income Ratio to Net
   Assets/2/                                         0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%
  Total Return, Lowest to Highest/4/      17.75% to 17.01%

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                             MetLife
                                            -----------------------------------------------------------------------
                                                 Salomon            Salomon           Salomon
                                            Brothers Strategic Brothers Strategic    Brothers       T. Rowe Price
                                                   Bond               Bond        U.S. Government     Small-Cap
                                                Portfolio         Portfolio B       Portfolio B       Portfolio
                                            ------------------ ------------------ ---------------- ----------------
December 31, 2005
  Units                                                 4,607             44,115             2,161           35,933
  Unit Fair Value, Lowest to Highest/1/                $20.52   $21.51 to $18.92  $16.79 to $14.20 $15.37 to $14.64
  Net Assets (In Thousands)                               $95               $879               $33             $526
  Investment Income Ratio to Net Assets/2/              3.27%              3.07%             0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                         1.40%     0.75% to 1.90%    0.85% to 2.35%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/                    1.41%     1.80% to 0.64%  0.26% to (0.73%)  10.07% to 9.47%

December 31, 2004
  Units                                                 7,977             42,273                             36,015
  Unit Fair Value, Lowest to Highest/1/      $20.23 to $20.23   $21.13 to $18.80                   $13.96 to $13.38
  Net Assets (In Thousands)                              $161               $833                               $482
  Investment Income Ratio to Net Assets/2/              0.00%              0.00%                              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                1.40% to 1.40%     0.75% to 1.90%                     0.85% to 1.40%
  Total Return, Lowest to Highest/4/           5.13% to 5.13%     5.50% to 4.29%                    10.14% to 9.54%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                            ----------------------------------

                                             T. Rowe Price    T. Rowe Price
                                               Small-Cap        Large-Cap
                                              Portfolio B       Portfolio
                                            ---------------- ----------------
December 31, 2005
  Units                                               50,518           77,598
  Unit Fair Value, Lowest to Highest/1/     $15.26 to $13.79 $13.38 to $12.86
  Net Assets (In Thousands)                             $726           $1,000
  Investment Income Ratio to Net Assets/2/             0.00%            0.56%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/               0.75% to 1.90%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/          9.89% to 8.64%   5.69% to 5.11%

December 31, 2004
  Units                                               63,624           82,902
  Unit Fair Value, Lowest to Highest/1/     $13.78 to $12.69 $12.66 to $12.24
  Net Assets (In Thousands)                             $837           $1,016
  Investment Income Ratio to Net Assets/2/             0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/               0.85% to 1.90%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/          7.00% to 8.89%   8.99% to 8.40%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                       MetLife                               Oppenheimer
                                                          --------------------------------- ------------------------------------
                                                                                                         Main Street
                                                           T. Rowe Price     Oppenheimer      Capital      Growth
                                                             Large-Cap      Global Equity   Appreciation     and        High
                                                            Portfolio B      Portfolio B        Fund     Income Fund Income Fund
                                                          ---------------- ---------------- ------------ ----------- -----------
December 31, 2005
  Units                                                            261,114           25,536
  Unit Fair Value, Lowest to Highest/1/                   $13.29 to $12.24 $17.82 to $16.10
  Net Assets (In Thousands)                                         $3,305             $447
  Investment Income Ratio to Net Assets/2/                           0.35%            0.00%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               0.75% to 1.90%   0.75% to 1.90%
  Total Return, Lowest to Highest/4/                        5.54% to 4.33% 17.62% to 16.73%

December 31, 2004
  Units                                                            140,245                      17,573
  Unit Fair Value, Lowest to Highest/1/                   $12.59 to $11.73                      $14.24
  Net Assets (In Thousands)                                         $1,696                        $250
  Investment Income Ratio to Net Assets/2/                           0.00%                       0.33%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               0.75% to 1.90%                       1.40%
  Total Return, Lowest to Highest/4/                        8.89% to 7.64%                       5.45%

December 31, 2003
  Units                                                                                         26,143      40,020      21,951
  Unit Fair Value, Lowest to Highest/1/                                                         $13.51       $9.89      $11.44
  Net Assets (In Thousands)                                                                       $353        $396        $251
  Investment Income Ratio to Net Assets/2/                                                       0.38%       0.95%       6.64%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                                                    1.40%       1.40%       1.40%
  Total Return, Lowest to Highest/4/                                                            29.13%      24.96%      22.24%

December 31, 2002
  Units                                                                                         28,516      44,450      22,628
  Unit Fair Value, Lowest to Highest/1/                                                         $10.46       $7.92       $9.36
  Net Assets (In Thousands)                                                                       $298        $352        $212
  Investment Income Ratio to Net Assets/2/                                                       0.62%       0.79%      10.85%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                                                    1.40%       1.40%       1.40%
  Total Return, Lowest to Highest/4/                                                            27.88%    (19.93%)     (3.75%)

December 31, 2001
  Units                                                                                         31,245      51,669      28,146
  Unit Fair Value, Lowest to Highest/1/                                                         $14.51       $9.89       $9.72
  Net Assets (In Thousands)                                                                       $453        $511        $274
  Investment Income Ratio to Net Assets/2/                                                       0.66%       0.61%      11.32%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                                                    1.40%       1.40%       1.40%
  Total Return, Lowest to Highest/4/                                                          (13.80%)    (11.41%)       0.55%

                                                          ----------



                                                          Bond Fund
                                                          ---------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                    78,647
  Unit Fair Value, Lowest to Highest/1/                    $12.91
  Net Assets (In Thousands)                                $1,015
  Investment Income Ratio to Net Assets/2/                  5.62%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               1.40%
  Total Return, Lowest to Highest/4/                        5.29%

December 31, 2002
  Units                                                    88,380
  Unit Fair Value, Lowest to Highest/1/                    $12.26
  Net Assets (In Thousands)                                $1,083
  Investment Income Ratio to Net Assets/2/                  7.14%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               1.40%
  Total Return, Lowest to Highest/4/                        7.56%

December 31, 2001
  Units                                                    84,101
  Unit Fair Value, Lowest to Highest/1/                    $11.39
  Net Assets (In Thousands)                                  $958
  Investment Income Ratio to Net Assets/2/                  7.36%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               1.40%
  Total Return, Lowest to Highest/4/                        6.28%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                           Oppenheimer                                         Putnam
                                         ---------------- ----------------------------------------------------------------

                                                            Growth          Growth
                                            Strategic         and             and
                                            Bond Fund     Income Fund    Income Fund B     Vista Fund     Vista Fund B
                                         ---------------- ----------- -------------------- ---------- --------------------
December 31, 2005
  Units                                                      79,914                 57,422    31,552                 1,776
  Unit Fair Value, Lowest to Highest/1/                      $12.98       $56.51 to $45.99    $13.00      $15.65 to $14.82
  Net Assets (In Thousands)                                  $1,037                   $902      $410                   $23
  Investment Income Ratio to Net
   Assets/2/                                                  1.81%                  1.45%     0.00%                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                               1.40%         0.75% to 1.90%     1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest/4/                          4.04%         4.44% to 3.25%    10.92%      10.70% to 10.04%

December 31, 2004
  Units                                                      96,276                 53,686    38,483                 2,553
  Unit Fair Value, Lowest to Highest/1/                      $12.48       $54.11 to $44.54    $11.72      $14.13 to $13.47
  Net Assets (In Thousands)                                  $1,201                   $735      $451                   $29
  Investment Income Ratio to Net
   Assets/2/                                                  1.78%                  1.35%     0.00%                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                               1.40%        75.00% to 1.90%     1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest/4/                          9.81%         9.02% to 9.02%    17.25%      14.00% to 13.55%

December 31, 2003
  Units                                            10,260   125,052                 48,586    46,667                 2,600
  Unit Fair Value, Lowest to Highest/1/            $13.30    $11.36       $11.30 to $11.14     $9.99        $9.92 to $9.81
  Net Assets (In Thousands)                          $136    $1,421                   $546      $466                   $26
  Investment Income Ratio to Net
   Assets/2/                                        6.11%     2.09%                  1.60%     0.00%                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                     1.40%     1.40%         0.85% to 1.80%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/     16.43% to 16.43%    25.92%       23.55% to 25.11%    31.57%      31.32% to 30.79%

December 31, 2002
  Units                                             9,802   151,743                 37,265    52,439                 3,245
  Unit Fair Value, Lowest to Highest/1/            $11.43     $9.02         $8.90 to $8.97     $7.60        $7.50 to $7.55
  Net Assets (In Thousands)                          $112    $1,369                   $334      $398                   $24
  Investment Income Ratio to Net
   Assets/2/                                        6.72%     1.82%                  0.59%     0.00%                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                     1.40%     1.40%         1.40% to 1.80%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/                5.95%  (19.92%)   (20.43%) to (20.12%)  (31.35%)  (31.84%) to (31.57%)

December 31, 2001
  Units                                             8,142   187,714                  2,494    61,259                   660
  Unit Fair Value, Lowest to Highest/1/            $10.78    $11.27       $11.19 to $11.22    $11.07      $11.00 to $11.04
  Net Assets (In Thousands)                           $88    $2,115                    $28      $678                    $7
  Investment Income Ratio to Net
   Assets/2/                                        2.80%     1.69%                  0.00%     0.00%                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                     1.40%     1.40%         1.40% to 1.80%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/                3.38%   (7.48%)     (8.07%) to (7.70%)  (34.33%)  (34.70%) to (34.43%)

                                         -----------------


                                             Equity
                                          Income Fund B
                                         ----------------
December 31, 2005
  Units                                           208,518
  Unit Fair Value, Lowest to Highest/1/  $14.04 to $13.61
  Net Assets (In Thousands)                        $2,906
  Investment Income Ratio to Net
   Assets/2/                                        0.85%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.75% to 1.90%
  Total Return, Lowest to Highest/4/       4.72% to 3.53%

December 31, 2004
  Units                                           130,376
  Unit Fair Value, Lowest to Highest/1/  $13.40 to $13.15
  Net Assets (In Thousands)                        $1,739
  Investment Income Ratio to Net
   Assets/2/                                        0.06%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.75% to 1.90%
  Total Return, Lowest to Highest/4/      10.75% to 9.71%

December 31, 2003
  Units                                            24,782
  Unit Fair Value, Lowest to Highest/1/  $12.08 to $12.01
  Net Assets (In Thousands)                          $299
  Investment Income Ratio to Net
   Assets/2/                                        1.05%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.85% to 1.80%
  Total Return, Lowest to Highest/4/     20.82% to 20.05%

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                           Putnam
                                            --------------------------------------------------------------------------------
                                                                                                               International
                                                                                                                    New
                                               New             New          International    International     Opportunities
                                            Value Fund     Value Fund B      Growth Fund     Equity Fund B         Fund
                                            ---------- -------------------- ------------- -------------------- -------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units                                                                         75,275                 267,167
  Unit Fair Value, Lowest to Highest/1/                                         $15.41        $15.25 to $15.02
  Net Assets (In Thousands)                                                     $1,160                  $4,054
  Investment Income Ratio to Net Assets/2/                                       1.73%                   1.56%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                                  1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                            14.86%        14.58% to 14.12%

December 31, 2003
  Units                                         7,034                 4,322     97,509                 337,511     17,641
  Unit Fair Value, Lowest to Highest/1/        $13.99      $13.88 to $13.73     $13.42        $13.31 to $13.16     $10.97
  Net Assets (In Thousands)                       $98                   $60     $1,309                  $4,476       $194
  Investment Income Ratio to Net Assets/2/      1.55%                 1.48%      1.11%                   0.78%      0.59%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                 1.40%        1.40% to 1.80%      1.40%          1.40% to 1.80%      1.40%
  Total Return, Lowest to Highest/4/           31.02%      30.64% to 30.12%     27.10%        26.74% to 26.24%     31.74%

December 31, 2002
  Units                                         7,520                 2,191    118,166                 211,901     20,105
  Unit Fair Value, Lowest to Highest/1/        $10.68      $10.55 to $10.62     $10.56        $10.43 to $10.50      $8.33
  Net Assets (In Thousands)                       $80                   $23     $1,248                  $2,219       $167
  Investment Income Ratio to Net Assets/2/      1.14%                 0.77%      1.05%                   0.64%      0.91%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                 1.40%        1.40% to 1.80%      1.40%          1.40% to 1.80%      1.40%
  Total Return, Lowest to Highest/4/         (16.62%)  (17.11%) to (16.78%)   (18.67%)    (19.14%) to (18.82%)   (14.67%)

December 31, 2001
  Units                                         9,654                   386    137,711                  68,966     22,906
  Unit Fair Value, Lowest to Highest/1/        $12.81      $12.73 to $12.76     $12.98           $12.89 $12.93     $$9.76
  Net Assets (In Thousands)                      $124                    $5     $1,788                    $890       $224
  Investment Income Ratio to Net Assets/2/      0.94%                 0.00%      0.36%                   0.00%      0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                 1.40%        1.40% to 1.80%      1.40%          1.40% to 1.80%      1.40%
  Total Return, Lowest to Highest/4/            2.16%        1.47% to 1.87%   (21.53%)    (22.04%) to (21.72%)   (29.52%)

                                            ---------------------
                                               International
                                                    New
                                               Opportunities
                                                  Fund B
                                            --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                    3,352
  Unit Fair Value, Lowest to Highest/1/         $10.88 to $10.76
  Net Assets (In Thousands)                                  $36
  Investment Income Ratio to Net Assets/2/                 0.32%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/            31.36% to 30.83%

December 31, 2002
  Units                                                    2,262
  Unit Fair Value, Lowest to Highest/1/           $8.22 to $8.28
  Net Assets (In Thousands)                                  $19
  Investment Income Ratio to Net Assets/2/                 0.48%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (15.17%) to (14.83%)

December 31, 2001
  Units                                                      871
  Unit Fair Value, Lowest to Highest/1/           $9.70 to $9.72
  Net Assets (In Thousands)                                   $8
  Investment Income Ratio to Net Assets/2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (29.96%) to (29.68%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                     Templeton
                              -----------------------------------------------------------------------------------


                                    Growth               Growth               Foreign              Foreign
                                Securities Fund     Securities Fund B     Securities Fund     Securities Fund B
                              -------------------- -------------------- -------------------- --------------------
December 31, 2005
  Units                                     15,640                5,402               59,307              269,382
  Unit Fair Value, Lowest to
   Highest/1/                     $13.54 to $17.89     $17.08 to $16.34     $11.44 to $12.01     $30.90 to $26.40
  Net Assets (In Thousands)                   $263                  $90                 $711               $4,011
  Investment Income Ratio
   to Net Assets/2/                          1.22%                1.08%                1.29%                1.16%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to
   Highest/4/                       8.14% to 7.55%       7.94% to 6.93%       9.54% to 8.94%       9.35% to 8.10%

December 31, 2004
  Units                                     17,470                7,736               67,617              229,858
  Unit Fair Value, Lowest to
   Highest/1/                     $12.52 to $16.64     $15.83 to $15.28     $10.45 to $11.02     $28.26 to $24.42
  Net Assets (In Thousands)                   $274                 $120                 $744               $2,852
  Investment Income Ratio
   to Net Assets/2/                          1.24%                1.20%                1.13%                1.01%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to
   Highest/4/                     15.26% to 14.63%     15.04% to 13.95%     17.86% to 17.22%     17.64% to 14.79%

December 31, 2003
  Units                                     18,162               10,003               84,201              107,983
  Unit Fair Value, Lowest to
   Highest/1/                     $10.86 to $14.51     $13.76 to $13.41       $8.86 to $9.40       $9.47 to $9.24
  Net Assets (In Thousands)                   $247                 $136                 $791               $1,009
  Investment Income Ratio
   to Net Assets/2/                          1.61%                1.53%                1.85%                1.32%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                     31.50% to 30.78%     31.02% to 29.78%     31.43% to 30.71%     31.09% to 29.86%

December 31, 2002
  Units                                     23,201               10,776               88,500               42,007
  Unit Fair Value, Lowest to
   Highest/1/                      $8.26 to $11.10     $10.33 to $10.50       $6.74 to $7.19       $7.11 to $7.23
  Net Assets (In Thousands)                   $245                 $112                 $636                 $302
  Investment Income Ratio
   to Net Assets/2/                          2.62%                2.46%                1.75%                1.53%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                 (19.46%) to (19.01%) (19.95%) to (19.18%) (19.54%) to (19.10%) (20.02%) to (19.25%)

December 31, 2001
  Units                                     23,230                3,867               93,347               16,972
  Unit Fair Value, Lowest to
   Highest/1/                     $10.20 to $13.78     $12.91 to $12.99       $8.34 to $8.94       $8.89 to $8.95
  Net Assets (In Thousands)                   $306                  $50                 $834                 $152
  Investment Income Ratio
   to Net Assets/2/                          2.24%                0.19%                3.22%                0.70%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                   (2.37%) to (1.83%)   (3.08%) to (2.15%) (16.93%) to (16.47%) (17.50%) to (16.71%)

                              ------------------------------------

                                Developing        Developing
                                  Markets           Markets
                              Securities Fund  Securities Fund B
                              ---------------- ------------------
December 31, 2005
  Units                                 25,079            328,572
  Unit Fair Value, Lowest to
   Highest/1/                           $16.24   $10.76 to $10.15
  Net Assets (In Thousands)               $407             $4,710
  Investment Income Ratio
   to Net Assets/2/                      1.42%              1.30%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                  1.40%     1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                           25.99%   25.79% to 25.04%

December 31, 2004
  Units                                 33,142            283,006
  Unit Fair Value, Lowest to
   Highest/1/                           $12.89     $8.56 to $8.12
  Net Assets (In Thousands)               $427             $3,430
  Investment Income Ratio
   to Net Assets/2/                      1.85%              1.78%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                  1.40%     1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                           23.09%   22.95% to 22.46%

December 31, 2003
  Units                                 41,611            215,968
  Unit Fair Value, Lowest to
   Highest/1/                           $10.47   $10.36 to $10.25
  Net Assets (In Thousands)               $436             $2,231
  Investment Income Ratio
   to Net Assets/2/                      1.37%              1.12%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                  1.40%     1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                 51.60% to 51.60%   50.87% to 50.27%

December 31, 2002
  Units                                 48,279            122,225
  Unit Fair Value, Lowest to
   Highest/1/                            $6.91     $6.82 to $6.87
  Net Assets (In Thousands)               $333               $837
  Investment Income Ratio
   to Net Assets/2/                      1.63%              1.48%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                  1.40%     1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                          (1.35%) (1.93%) to (1.54%)

December 31, 2001
  Units                                 55,737             55,946
  Unit Fair Value, Lowest to
   Highest/1/                            $7.00     $6.96 to $6.98
  Net Assets (In Thousands)               $390               $390
  Investment Income Ratio
   to Net Assets/2/                      1.06%              0.10%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                  1.40%     1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                          (9.36%) (9.73%) to (9.37%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                      Templeton
                                  --------------------------------------------------------------------------------------------

                                      Global            Global
                                      Income            Income             Franklin             Franklin        Mutual Share
                                  Securities Fund  Securities Fund B    Small-Cap Fund      Small-Cap Fund B   Securities Fund
                                  ---------------- ----------------- -------------------- -------------------- ---------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2003
  Units                                      4,340              626                44,810               66,001         27,172
  Unit Fair Value, Lowest to
   Highest/1/                     $15.68 to $14.76 $14.85 to $14.47       $5.83 to $11.71     $11.78 to $11.48         $13.25
  Net Assets (In Thousands)                    $64               $9                  $522                 $766           $360
  Investment Income Ratio to Net
   Assets/2/                                 7.69%           10.01%                 0.00%                0.00%          1.10%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                    0.85% to 1.40%   0.85% to 1.80%        0.85% to 1.40%       0.85% to 1.80% 1.40% to 1.40%
  Total Return, Lowest to
   Highest/4/                     21.68% to 21.01% 21.40% to 20.25%      36.44% to 35.70%     36.08% to 34.80%         23.74%

December 31, 2002
  Units                                      4,437            1,398                50,532               23,112         30,450
  Unit Fair Value, Lowest to
   Highest/1/                     $12.20 to $12.89 $12.03 to $12.23        $4.27 to $8.63       $8.52 to $8.66         $10.71
  Net Assets (In Thousands)                    $54              $17                  $434                 $198           $326
  Investment Income Ratio to Net
   Assets/2/                                 1.18%            1.19%                 0.42%                0.24%          1.09%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                    0.85% to 1.40%   0.85% to 1.80%        0.85% to 1.40%       0.85% to 1.80%          1.40%
  Total Return, Lowest to
   Highest/4/                     19.76% to 20.42% 18.99% to 20.12%  (29.52%) to (29.13%) (29.96%) to (29.29%)       (12.79%)

December 31, 2001
  Units                                      4,298            1,968                56,802               10,247         58,419
  Unit Fair Value, Lowest to
   Highest/1/                     $10.19 to $10.70 $10.11 to $10.18       $6.02 to $12.25     $12.16 to $12.24         $12.28
  Net Assets (In Thousands)                    $44              $20                  $691                 $125           $717
  Investment Income Ratio to Net
   Assets/2/                                 3.58%            0.67%                 0.52%                0.02%          1.74%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                    0.85% to 1.40%   0.85% to 1.80%        0.85% to 1.40%       0.85% to 1.80%          1.40%
  Total Return, Lowest to
   Highest/4/                       1.11% to 1.72%   0.41% to 1.37%  (16.20%) to (15.74%) (16.77%) to (15.97%)          5.81%

                                  ---------------------


                                     Mutual Share
                                   Securities Fund B
                                  --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2003
  Units                                        121,181
  Unit Fair Value, Lowest to
   Highest/1/                         $13.25 to $12.99
  Net Assets (In Thousands)                     $1,585
  Investment Income Ratio to Net
   Assets/2/                                     0.99%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                        0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                         24.09% to 22.92%

December 31, 2002
  Units                                         99,322
  Unit Fair Value, Lowest to
   Highest/1/                         $10.56 to $10.68
  Net Assets (In Thousands)                     $1,054
  Investment Income Ratio to Net
   Assets/2/                                     0.95%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                        0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                     (13.39%) to (12.56%)

December 31, 2001
  Units                                         45,708
  Unit Fair Value, Lowest to
   Highest/1/                         $12.20 to $12.23
  Net Assets (In Thousands)                       $558
  Investment Income Ratio to Net
   Assets/2/                                     0.36%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                        1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                           5.12% to 5.55%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                            Templeton                                        Fidelity
                                            ----------------------------------------- -----------------------------------------

                                                 Franklin             Franklin
                                                 Large-Cap            Large-Cap       Contrafund  Growth         Growth
                                                Growth Fund         Growth Fund B     Portfolio  Portfolio     Portfolio B
                                            -------------------- -------------------- ---------- --------- --------------------
December 31, 2005
  Units                                                                                             3,813               363,370
  Unit Fair Value, Lowest to Highest/1/                                                            $12.17      $55.40 to $49.36
  Net Assets (In Thousands)                                                                           $46                $6,421
  Investment Income Ratio to Net Assets/2/                                                          0.48%                 0.21%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                                                     1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest/4/                                                                4.33%        4.14% to 3.52%

December 31, 2004
  Units                                                                                   3,012     4,116               253,233
  Unit Fair Value, Lowest to Highest/1/                                                  $15.65    $11.66      $53.20 to $47.68
  Net Assets (In Thousands)                                                                 $47       $48                $3,690
  Investment Income Ratio to Net Assets/2/                                                0.33%     0.32%                 0.07%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                                           1.40%     1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest/4/                                                     13.87%     1.94%        3.97% to 3.56%

December 31, 2003
  Units                                                   49,029               25,314     3,061     7,254                88,579
  Unit Fair Value, Lowest to Highest/1/          $8.19 to $12.71     $12.80 to $12.48    $13.74    $11.44      $11.33 to $11.21
  Net Assets (In Thousands)                                 $598                 $322       $42       $83                $1,002
  Investment Income Ratio to Net Assets/2/                 0.76%                0.74%     0.46%     0.34%                 0.04%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   0.85% to 1.40%       0.85% to 1.80%     1.40%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/            26.06% to 25.37%     25.87% to 24.68%    26.68%    31.00%      30.70% to 30.18%

December 31, 2002
  Units                                                   62,103               19,430     3,272     8,263                19,879
  Unit Fair Value, Lowest to Highest/1/          $6.50 to $10.14     $10.01 to $10.17    $10.85     $8.73        $8.61 to $8.67
  Net Assets (In Thousands)                                 $609                 $197       $35       $72                  $172
  Investment Income Ratio to Net Assets/2/                 0.82%                0.74%     0.81%     0.25%                 0.11%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   0.85% to 1.40%       0.85% to 1.80%     1.40%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (24.01%) to (23.59%) (24.56%) to (23.84%)  (10.61%)  (31.08%)  (31.54%) to (31.27%)

December 31, 2001
  Units                                                   72,089                4,517     3,003     7,762                 6,938
  Unit Fair Value, Lowest to Highest/1/          $8.50 to $13.35     $13.27 to $13.35    $12.14    $12.67      $12.58 to $12.61
  Net Assets (In Thousands)                                 $918                  $60       $36       $98                   $87
  Investment Income Ratio to Net Assets/2/                 0.63%                0.08%     0.41%     0.09%                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   0.85% to 1.40%       0.85% to 1.80%     1.40%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (12.49%) to (12.01%) (13.02%) to (12.18%)  (13.48%)  (18.79%)  (19.77%) to (19.44%)

                                            --------------

                                               Growth
                                            Opportunities
                                              Portfolio
                                            -------------
December 31, 2005
  Units                                          1,463
  Unit Fair Value, Lowest to Highest/1/          $9.39
  Net Assets (In Thousands)                        $14
  Investment Income Ratio to Net Assets/2/       0.87%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                  1.40%
  Total Return, Lowest to Highest/4/             7.38%

December 31, 2004
  Units                                          1,649
  Unit Fair Value, Lowest to Highest/1/          $8.74
  Net Assets (In Thousands)                        $14
  Investment Income Ratio to Net Assets/2/       0.53%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                  1.40%
  Total Return, Lowest to Highest/4/             5.70%

December 31, 2003
  Units                                          1,718
  Unit Fair Value, Lowest to Highest/1/          $8.27
  Net Assets (In Thousands)                        $14
  Investment Income Ratio to Net Assets/2/       0.78%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                  1.40%
  Total Return, Lowest to Highest/4/            28.07%

December 31, 2002
  Units                                          1,826
  Unit Fair Value, Lowest to Highest/1/          $6.46
  Net Assets (In Thousands)                        $12
  Investment Income Ratio to Net Assets/2/       1.08%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                  1.40%
  Total Return, Lowest to Highest/4/          (22.93%)

December 31, 2001
  Units                                          1,904
  Unit Fair Value, Lowest to Highest/1/          $8.38
  Net Assets (In Thousands)                        $16
  Investment Income Ratio to Net Assets/2/       0.39%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                  1.40%
  Total Return, Lowest to Highest/4/          (15.61%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                       Fidelity
                                      ---------------------------------------------------------------------------

                                           Growth
                                            and             Equity             Equity                High
                                      Income Portfolio Income Portfolio  Income Portfolio B   Income Portfolio B
                                      ---------------- ---------------- -------------------- --------------------
December 31, 2005
  Units                                      3,675                 582                30,136
  Unit Fair Value, Lowest to
   Highest/1/                               $12.54              $13.56      $55.59 to $49.54
  Net Assets (In Thousands)                    $46                  $8                  $453
  Investment Income Ratio to Net
   Assets/2/                                 1.44%               1.54%                 1.28%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/          1.40%      1.40% to 1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest/4/         6.14%               4.40%        4.21% to 3.59%

December 31, 2004
  Units                                      3,750                 850                31,194                7,636
  Unit Fair Value, Lowest to
   Highest/1/                               $11.82              $12.99      $53.35 to $47.82     $17.89 to $15.93
  Net Assets (In Thousands)                    $44                 $11                  $397                  $94
  Investment Income Ratio to Net
   Assets/2/                                 1.10%               1.47%                 1.09%                5.03%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/          1.40%               1.40%        1.30% to 1.90%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/         4.32%               9.98%        9.79% to 9.13%       7.97% to 7.32%

December 31, 2003
  Units                                      5,413                 664                20,315                5,317
  Unit Fair Value, Lowest to
   Highest/1/                               $11.33              $11.81      $11.67 to $11.55     $11.49 to $11.37
  Net Assets (In Thousands)                    $61                  $8                  $236                  $61
  Investment Income Ratio to Net
   Assets/2/                                 1.19%               1.78%                 1.41%                3.52%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/          1.40%               1.40%        1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/        22.05%              28.52%      28.22% to 27.71%     24.99% to 24.49%

December 31, 2002
  Units                                      5,521                 686                13,802                1,547
  Unit Fair Value, Lowest to
   Highest/1/                                $9.28               $9.19        $9.04 to $9.10       $9.13 to $9.19
  Net Assets (In Thousands)                    $51                  $6                  $125                  $14
  Investment Income Ratio to Net
   Assets/2/                                 1.33%               1.75%                 1.05%                0.97%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/          1.40%               1.40%        1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/      (17.77%)            (18.10%)  (18.63%) to (18.31%)       1.46% to 1.86%

December 31, 2001
  Units                                      5,245                 675                 3,642                   40
  Unit Fair Value, Lowest to
   Highest/1/                               $11.29              $11.22      $11.11 to $11.14       $9.00 to $9.03
  Net Assets (In Thousands)                    $59                  $8                   $40                   $-
  Investment Income Ratio to Net
   Assets/2/                                 1.61%               2.45%                 0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/          1.40%               1.40%        1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/      (10.02%)             (6.28%)    (6.93%) to (6.55%) (13.51%) to (13.16%)

                                                  American Century
                                      -----------------------------------------

                                            Income
                                              and
                                          Growth Fund       International Fund
                                      -------------------- --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                            775,779               15,004
  Unit Fair Value, Lowest to
   Highest/1/                               $8.34 to $8.25       $6.93 to $6.85
  Net Assets (In Thousands)                         $6,449                 $104
  Investment Income Ratio to Net
   Assets/2/                                         1.16%                0.72%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/      27.56% to 27.05%     22.78% to 22.29%

December 31, 2002
  Units                                            566,665               13,507
  Unit Fair Value, Lowest to
   Highest/1/                               $6.49 to $6.54       $5.60 to $5.64
  Net Assets (In Thousands)                         $3,697                  $76
  Investment Income Ratio to Net
   Assets/2/                                         0.83%                0.59%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/  (20.81%) to (20.49%) (21.79%) to (21.48%)

December 31, 2001
  Units                                            242,625                6,562
  Unit Fair Value, Lowest to
   Highest/1/                               $8.20 to $8.22       $7.17 to $7.19
  Net Assets (In Thousands)                         $1,993                  $47
  Investment Income Ratio to Net
   Assets/2/                                         0.40%                0.11%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/   (10.00%) to (9.63%) (30.45%) to (30.17%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                              American Century                                        Dreyfus
                                            -------------------- -----------------------------------------------

                                                                  Stock
                                                                  Index       Stock Index      Disciplined Stock
                                                 Value Fund       Fund          Fund B             Portfolio
                                            -------------------- -------- -------------------- -----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units                                                             8,251               47,201
  Unit Fair Value, Lowest to Highest/1/                             $8.47       $8.36 to $8.24
  Net Assets (In Thousands)                                           $70                 $392
  Investment Income Ratio to Net Assets/2/                          1.69%                1.37%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                     1.40%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                9.10%       8.81% to 8.38%

December 31, 2003
  Units                                                  129,841   11,280               58,817        2,847
  Unit Fair Value, Lowest to Highest/1/         $13.62 to $13.47    $7.77       $7.69 to $7.60        $7.35
  Net Assets (In Thousands)                               $1,762      $88                 $450          $21
  Investment Income Ratio to Net Assets/2/                 1.07%    1.50%                1.25%        0.76%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%    1.40%       1.40% to 1.80%        1.40%
  Total Return, Lowest to Highest/4/            27.17% to 26.66%   26.58%     26.28% to 25.77%       21.81%

December 31, 2002
  Units                                                  131,233   11,911               59,105        3,367
  Unit Fair Value, Lowest to Highest/1/         $10.64 to $10.71    $6.14       $6.04 to $6.09        $6.04
  Net Assets (In Thousands)                               $1,402      $73                 $359          $20
  Investment Income Ratio to Net Assets/2/                 0.80%    1.27%                1.51%        0.45%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%    1.40%       1.40% to 1.80%        1.40%
  Total Return, Lowest to Highest/4/        (14.18%) to (13.84%) (23.44%) (23.93%) to (23.63%)     (23.69%)

December 31, 2001
  Units                                                   99,686   15,789                  358        7,556
  Unit Fair Value, Lowest to Highest/1/         $12.39 to $12.43    $8.01       $7.95 to $7.97        $7.91
  Net Assets (In Thousands)                               $1,238     $127                   $3          $60
  Investment Income Ratio to Net Assets/2/                 0.51%    1.09%                0.68%        0.48%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%    1.40%       1.40% to 1.80%        1.40%
  Total Return, Lowest to Highest/4/            10.80% to 11.25% (13.41%) (14.04%) to (13.69%)     (14.48%)

                                            ----------------------------------

                                                                   Capital
                                             Disciplined Stock   Appreciation
                                                Portfolio B       Portfolio
                                            -------------------- ------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                    5,366     20,588
  Unit Fair Value, Lowest to Highest/1/           $7.29 to $7.21      $8.72
  Net Assets (In Thousands)                                  $39       $179
  Investment Income Ratio to Net Assets/2/                 0.70%      1.42%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%      1.40%
  Total Return, Lowest to Highest/4/            21.60% to 21.11%     19.49%

December 31, 2002
  Units                                                    5,344     21,971
  Unit Fair Value, Lowest to Highest/1/           $5.95 to $6.00      $7.30
  Net Assets (In Thousands)                                  $32       $160
  Investment Income Ratio to Net Assets/2/                 0.55%      0.68%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%      1.40%
  Total Return, Lowest to Highest/4/        (24.10%) to (23.80%)   (17.87%)

December 31, 2001
  Units                                                    5,505     41,676
  Unit Fair Value, Lowest to Highest/1/           $7.85 to $7.87      $8.88
  Net Assets (In Thousands)                                  $43       $370
  Investment Income Ratio to Net Assets/2/                 0.55%      0.99%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%      1.40%
  Total Return, Lowest to Highest/4/        (15.01%) to (14.67%)   (10.58%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                    Dreyfus                         INVESCO
                              -------------------- ----------------------------------------- ------------------

                                    Capital
                                  Appreciation           Dynamics            High Yield          High Yield
                                  Portfolio B              Fund                 Fund             Portfolio
                              -------------------- -------------------- -------------------- ------------------
December 31, 2005
  Units                                                                                                  65,343
  Unit Fair Value, Lowest to
   Highest/1/                                                                                  $13.31 to $12.71
  Net Assets (In Thousands)                                                                                $853
  Investment Income Ratio
   to Net Assets/2/                                                                                       6.51%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                                                                          1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                                                                                    2.78% to 2.17%

December 31, 2004
  Units                                                                                                  55,309
  Unit Fair Value, Lowest to
   Highest/1/                                                                                  $12.95 to $12.44
  Net Assets (In Thousands)                                                                                $702
  Investment Income Ratio
   to Net Assets/2/                                                                                       6.60%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                                                                          1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                                                                                    8.14% to 7.50%

December 31, 2003
  Units                                    215,401              382,062               24,052             48,681
  Unit Fair Value, Lowest to
   Highest/1/                       $8.62 to $8.53       $6.57 to $6.50       $8.88 to $8.78   $11.76 to $11.63
  Net Assets (In Thousands)                 $1,850               $2,503                 $213               $572
  Investment Income Ratio
   to Net Assets/2/                          1.30%                0.00%                5.98%              7.12%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                     19.15% to 18.67%     35.91% to 35.37%     23.30% to 22.81%   21.23% to 20.74%

December 31, 2002
  Units                                    164,640              304,467               28,086              9,092
  Unit Fair Value, Lowest to
   Highest/1/                       $7.19 to $7.24       $4.80 to $4.84       $7.15 to $7.20     $9.63 to $9.70
  Net Assets (In Thousands)                 $1,188               $1,469                 $202                $88
  Investment Income Ratio
   to Net Assets/2/                          1.31%                0.00%               10.57%              7.30%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                 (18.38%) to (18.05%) (33.12%) to (32.85%)   (3.06%) to (2.67%) (2.95%) to (2.56%)

December 31, 2001
  Units                                     66,102              129,944               28,370              1,666
  Unit Fair Value, Lowest to
   Highest/1/                       $8.81 to $8.83       $7.18 to $7.20       $7.37 to $7.40     $9.92 to $9.95
  Net Assets (In Thousands)                   $583                 $935                 $210                $17
  Investment Income Ratio
   to Net Assets/2/                          1.17%                0.00%               14.73%              7.70%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                 (11.25%) to (10.89%) (32.38%) to (32.09%) (16.46%) to (16.10%)     0.50% to 0.91%

                                      PIMCO
                              ----------------------------------------
                                                      StocksPLUS
                                                        Growth
                                 Low Duration            and
                                  Portfolio        Income Portfolio
                              ------------------ --------------------
December 31, 2005
  Units                                   45,882               24,691
  Unit Fair Value, Lowest to
   Highest/1/                   $12.21 to $11.71     $13.44 to $12.81
  Net Assets (In Thousands)                 $553                 $226
  Investment Income Ratio
   to Net Assets/2/                        2.81%                2.29%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/           1.30% to 1.90%       1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                 (0.29%) to (0.88%)       2.16% to 1.55%

December 31, 2004
  Units                                   46,341               27,490
  Unit Fair Value, Lowest to
   Highest/1/                   $12.24 to $11.82     $13.15 to $12.61
  Net Assets (In Thousands)                 $561                 $246
  Investment Income Ratio
   to Net Assets/2/                        1.43%                1.73%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/           1.30% to 1.90%       1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                   0.52% to (0.09%)       9.38% to 8.72%

December 31, 2003
  Units                                   44,002               25,384
  Unit Fair Value, Lowest to
   Highest/1/                   $12.09 to $11.96       $8.20 to $8.11
  Net Assets (In Thousands)                 $531                 $208
  Investment Income Ratio
   to Net Assets/2/                        1.70%                2.40%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/           1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                     0.93% to 0.52%     28.57% to 28.06%

December 31, 2002
  Units                                   28,815               12,361
  Unit Fair Value, Lowest to
   Highest/1/                   $11.90 to $11.98       $6.34 to $6.38
  Net Assets (In Thousands)                 $345                  $79
  Investment Income Ratio
   to Net Assets/2/                        3.39%                3.37%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/           1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                     5.15% to 5.57% (21.65%) to (21.33%)

December 31, 2001
  Units                                   14,221                4,295
  Unit Fair Value, Lowest to
   Highest/1/                   $11.32 to $11.35       $8.09 to $8.11
  Net Assets (In Thousands)                 $161                  $35
  Investment Income Ratio
   to Net Assets/2/                        5.18%                5.10%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/           1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                     5.70% to 6.12% (13.03%) to (12.61%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                          PIMCO                   Scudder I
                                                                     ---------------- ----------------------------------


                                                                       Total Return   International    International
                                                                        Portfolio       Portfolio       Portfolio B
                                                                     ---------------- ------------- --------------------
December 31, 2005
  Units                                                                       215,346
  Unit Fair Value, Lowest to Highest/1/                              $13.38 to $13.13
  Net Assets (In Thousands)                                                    $2,865
  Investment Income Ratio to Net Assets/2/                                      3.36%
  Expenses as a percent of Average Net Assets, Lowest to Highest/3/    1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                   1.03% to 0.63%

December 31, 2004
  Units                                                                       238,348
  Unit Fair Value, Lowest to Highest/1/                              $13.24 to $13.04
  Net Assets (In Thousands)                                                    $3,143
  Investment Income Ratio to Net Assets/2/                                      2.46%
  Expenses as a percent of Average Net Assets, Lowest to Highest/3/    1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                   3.39% to 2.97%

December 31, 2003
  Units                                                                       239,749     15,512                 145,481
  Unit Fair Value, Lowest to Highest/1/                              $12.81 to $12.67      $6.21          $6.19 to $6.12
  Net Assets (In Thousands)                                                    $3,061        $96                    $896
  Investment Income Ratio to Net Assets/2/                                      2.83%      0.76%                   0.53%
  Expenses as a percent of Average Net Assets, Lowest to Highest/3/    1.40% to 1.80%      1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                   3.60% to 3.18%     25.98%        25.75% to 25.24%

December 31, 2002
  Units                                                                       255,114     16,042                 110,635
  Unit Fair Value, Lowest to Highest/1/                              $12.28 to $12.36      $4.93          $4.88 to $4.92
  Net Assets (In Thousands)                                                    $3,148        $79                    $543
  Investment Income Ratio to Net Assets/2/                                      4.15%      0.89%                   0.51%
  Expenses as a percent of Average Net Assets, Lowest to Highest/3/    1.40% to 1.80%      1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                   7.14% to 7.57%   (19.50%)    (20.07%) to (19.75%)

December 31, 2001
  Units                                                                       132,530     24,880                  43,558
  Unit Fair Value, Lowest to Highest/1/                              $11.46 to $11.49      $6.12          $6.11 to $6.13
  Net Assets (In Thousands)                                                    $1,522       $152                    $266
  Investment Income Ratio to Net Assets/2/                                      3.95%      0.35%                   0.00%
  Expenses as a percent of Average Net Assets, Lowest to Highest/3/    1.40% to 1.80%      1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                   6.44% to 6.87%   (31.83%)    (32.05%) to (31.78%)

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented. The total return ratios related to new products offered or new sub-accounts added as investment options during the year are calculated for the period from the inception date of the product or sub-account through the end of the reporting period.

                                                                    (Concluded)

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
      (a wholly owned subsidiary of MetLife Investors Insurance Company)

                             FINANCIAL STATEMENTS

                              for the Years Ended
                       December 31, 2005, 2004 and 2003
                                      and
            Report of Independent Registered Public Accounting Firm

      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      The Board of Directors and Stockholder of
      MetLife Investors Insurance Company of California:

          We have audited the accompanying balance sheets of MetLife Investors Insurance Company of California (the "Company") as of December 31, 2005 and 2004, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company of California at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

          As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004 and recorded the impact as cumulative effect of change in accounting principles.

      /s/ DELOITTE & TOUCHE LLP
      Certified Public Accountants

      Tampa, Florida
      April 19, 2006

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (a wholly-owned subsidiary of MetLife, Inc.)
                                   BALANCE SHEETS
                             DECEMBER 31, 2005 AND 2004
                 (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                        2005       2004
                                                                     ----------  --------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value
   (amortized cost: $219,698 and $203,730, respectively)             $  219,095  $206,574
 Mortgage loans on real estate                                            9,560    10,298
 Policy loans                                                             1,324     1,199
                                                                     ----------  --------
   Total investments                                                    229,979   218,071
Cash and cash equivalents                                                   354     4,626
Accrued investment income                                                 2,652     2,070
Premiums and other receivables                                            5,620     5,936
Deferred policy acquisition costs and value of business acquired         52,909    44,411
Current income taxes receivable                                               -     1,833
Other assets                                                             11,731     8,485
Separate account assets                                                 715,974   598,459
                                                                     ----------  --------
   Total assets                                                      $1,019,219  $883,891
                                                                     ==========  ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                              $   22,349  $ 10,140
 Policyholder account balances                                          179,898   184,821
 Other policyholder funds                                                 1,957       669
 Current income taxes payable                                             1,956         -
 Deferred income taxes payable                                            6,784     5,912
 Other liabilities                                                        2,488     2,313
 Separate account liabilities                                           715,974   598,459
                                                                     ----------  --------
   Total liabilities                                                    931,406   802,314
                                                                     ----------  --------

Stockholder's Equity:
Common stock, par value $233.34 per share; 30,000 shares authorized;
   12,000 shares issued and outstanding                                   2,800     2,800
Additional paid-in capital                                               67,802    67,802
Retained earnings                                                        17,637     9,952
Accumulated other comprehensive income (loss)                              (426)    1,023
                                                                     ----------  --------
   Total stockholder's equity                                            87,813    81,577
                                                                     ----------  --------
   Total liabilities and stockholder's equity                        $1,019,219  $883,891
                                                                     ==========  ========

                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (a wholly-owned subsidiary of MetLife, Inc.)
                                STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                   (IN THOUSANDS)

                                                                 2005     2004     2003
                                                               -------  -------  -------
REVENUES
Premiums                                                       $12,309  $ 1,722  $   (38)
Universal life and investment-type product policy fees          11,614    9,701    6,144
Net investment income                                           11,192    9,201    9,755
Other revenues                                                   1,229      804      428
Net investment gains (losses)                                   (1,318)     397   (1,017)
                                                               -------  -------  -------
   Total revenues                                               35,026   21,825   15,272
                                                               -------  -------  -------

EXPENSES
Policyholder benefits and claims                                13,249    2,428    1,535
Interest credited to policyholder account balances               7,091    7,437    7,506
Other expenses                                                   3,642    3,834    3,323
                                                               -------  -------  -------
   Total expenses                                               23,982   13,699   12,364
                                                               -------  -------  -------

Income before provision for income taxes                        11,044    8,126    2,908
Provision for income taxes                                       3,359    2,450      856
                                                               -------  -------  -------
Income before cumulative effect of change in accounting          7,685    5,676    2,052
Cumulative effect of change in accounting, net of income taxes       -      (93)       -
                                                               -------  -------  -------
Net income                                                     $ 7,685  $ 5,583  $ 2,052
                                                               =======  =======  =======




                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (a wholly-owned subsidiary of MetLife, Inc.)
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                   (IN THOUSANDS)

                                                                                     ACCUMULATED
                                                                ADDITIONAL              OTHER
                                                         COMMON  PAID-IN   RETAINED COMPREHENSIVE
                                                         STOCK   CAPITAL   EARNINGS INCOME (LOSS)  TOTAL
                                                         ------ ---------- -------- ------------- -------
BALANCE AT JANUARY 1, 2003                               $2,800  $31,802   $ 2,317     $   994    $37,913
 Capital contribution                                             11,000                           11,000
Comprehensive income (loss):
 Net income                                                                  2,052                  2,052
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes                                                             (176)      (176)
                                                                                                  -------
 Comprehensive income (loss)                                                                        1,876
                                                         ------------------------------------------------
BALANCE AT DECEMBER 31, 2003                              2,800   42,802     4,369         818     50,789
 Capital contribution                                             25,000                           25,000
Comprehensive income (loss):
 Net income                                                                  5,583                  5,583
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes                                                              205        205
                                                                                                  -------
 Comprehensive income (loss)                                                                        5,788
                                                         ------------------------------------------------
BALANCE AT DECEMBER 31, 2004                              2,800   67,802     9,952       1,023     81,577
Comprehensive income (loss):
 Net income                                                                  7,685                  7,685
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes                                                           (1,449)    (1,449)
                                                                                                  -------
 Comprehensive income (loss)                                                                        6,236
                                                         ------------------------------------------------
BALANCE AT DECEMBER 31, 2005                             $2,800  $67,802   $17,637     $  (426)   $87,813
                                                         ================================================


                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (a wholly-owned subsidiary of MetLife, Inc.)
                              STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                   (IN THOUSANDS)

                                                                                            2005       2004       2003
                                                                                         ---------  ---------  ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                               $   7,685  $   5,583  $   2,052
 Adjustments to reconcile net income to net cash provided by operating activities:
   Amortization of premiums and accretion of discounts associated with investments, net      1,103      1,169        985
   (Gains) losses from sales of investments, net                                             1,318       (397)       772
   Interest credited to policyholder account balances                                        7,091      7,437      7,506
   Universal life and investment-type product policy fees                                  (11,614)    (9,701)    (6,144)
   Change in accrued investment income                                                        (582)       151       (507)
   Change in premiums and other receivables                                                    429     (4,632)     3,500
   Change in deferred policy acquisition costs, net                                         (7,280)    (6,061)    (9,326)
   Change in insurance-related liabilities                                                  12,181      2,298       (250)
   Change in income taxes payable                                                            5,441      1,157      1,222
   Change in other assets                                                                    7,552      7,714      2,547
   Change in other liabilities                                                                 174     (1,102)     2,854
                                                                                         ---------  ---------  ---------
Net cash provided by operating activities                                                   23,498      3,616      5,211
                                                                                         ---------  ---------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments of:
   Fixed maturities                                                                        113,217     65,809     74,169
   Mortgage loans on real estate                                                             1,001        791        949
 Purchases of:
   Fixed maturities                                                                       (131,812)   (82,547)  (131,055)
   Mortgage loans on real estate                                                              (268)    (7,762)      (738)
 Net change in policy loans                                                                   (125)      (110)       (44)
 Other, net                                                                                    (21)       232       (187)
                                                                                         ---------  ---------  ---------
Net cash used in investing activities                                                      (18,008)   (23,587)   (56,906)
                                                                                         ---------  ---------  ---------

CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                                141,932    161,842    214,204
   Withdrawals                                                                            (151,694)  (175,033)  (177,900)
 Capital contribution                                                                            -     25,000     11,000
                                                                                         ---------  ---------  ---------
Net cash (used in) provided by financing activities                                         (9,762)    11,809     47,304
                                                                                         ---------  ---------  ---------
Change in cash and cash equivalents                                                         (4,272)    (8,162)    (4,391)
Cash and cash equivalents, beginning of year                                                 4,626     12,788     17,179
                                                                                         ---------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                   $     354  $   4,626  $  12,788
                                                                                         =========  =========  =========
Supplemental disclosures of cash flow information:
 Net cash paid (refunded) during the period for:
   Interest                                                                              $       -  $       2  $     107
                                                                                         =========  =========  =========
   Income taxes                                                                          $  (2,080) $   2,080  $     (20)
                                                                                         =========  =========  =========

                   See accompanying notes to financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)
                            NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

      BUSINESS

      MetLife Investors Insurance Company of California (the "Company"), a California domiciled life insurance company, is a wholly owned subsidiary of MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company. MLIIC is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). On October 1, 2004 MLIIC, was sold by Cova Corporation ("Cova"), a wholly owned subsidiary of MetLife, to MetLife.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, universal life, and variable life. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or morbidity risk to the Company, but rather represent investment deposits by the policyholders.

      BASIS OF PRESENTATION

      Certain amounts in the prior years' financial statements have been reclassified to conform with the 2005 presentation.

      SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA"); (iv) the liability for future policyholder benefits; (v) the liability for litigation and regulatory matters; and (vi) accounting for reinsurance. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

      INVESTMENTS

      The Company's principal investments are in fixed maturities and mortgage loans on real estate, both of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than amortized cost;
      (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      LIABILITY FOR FUTURE POLICY BENEFITS

      The Company establishes liabilities for amounts payable under insurance policies, including term life and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

      Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

      REINSURANCE

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

      LITIGATION

      The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's net income or cash flows in particular annual periods.

      SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS

      The Company's fixed maturities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "--Summary of Critical Accounting Estimates-Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      The Company's review of its fixed maturities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%;
      (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and
      (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment. Real estate acquired upon foreclosure of commercial mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

      Policy loans are stated at unpaid principal balances.

      CASH AND CASH EQUIVALENTS

      The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

      DAC is amortized with interest over the expected life of the contract for universal life, and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investments appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating term life, non-medical health and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      SALES INDUCEMENTS

      The Company has two different types of sales inducements in which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

      GOODWILL

      Goodwill is the excess of cost over the fair value of net assets acquired and is included in Other Assets. The Company recognized no impairments of goodwill during the years ended December 31, 2005, 2004, and 2003. Goodwill was $2,278 thousand as of December 31, 2005, 2004 and 2003.

      Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities average is 5%.

      Future policy benefit liabilities for individual traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2% to 8%.

      Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase. Policyholder account balances are equal to policy account values, which consist of an accumulation of gross premium payments; and credited interest, ranging from 2% to 14%, less expenses, mortality charges, and withdrawals.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts relating to certain life policies as follows:

         . Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poors 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

         . Guaranteed income benefit liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed income benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

      The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

         . Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWBs was transferred to an affiliate through a financial reinsurance agreement. The fair value of GMWBs, included in policyholder account balances, and the financing agreement, included in premiums and other receivables, were both $120 thousand at December 31, 2005.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      The fair value of the GMWBs are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

      OTHER POLICYHOLDER FUNDS

      Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in the amount of expected future policy benefit payments.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues primarily include advisory fees. Such fees are recognized in the period in which services are performed.

      FEDERAL INCOME TAXES

      The Company files a consolidated federal income tax return with MLIIC. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. The allocation is based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that is more likely than not that deferred income tax assets will not be realized.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      REINSURANCE

      The Company has reinsured certain of its insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for underlying contracts. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

      The Company enters into financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in premiums and other receivables. The amount of revenue on these contracts represents fees and other cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position ("SOP") 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
      (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's reporting of separate accounts. See "--Application of Recent Accounting Pronouncements."

      The Company's revenues reflect fees charged to the Separate Accounts, primarily including policy administration fees and investment management fees.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID INSTRUMENTS ("SFAS 155"), SFAS 155 amends SFAS 133 and SFAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES ("SFAS 140"). SFAS 155 allows

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives. SFAS 155 will be applied prospectively and is effective for all financial instruments required or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     . In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, EMBEDDED DERIVATIVES: EVALUATION OF NET SETTLEMENT WITH RESPECT TO THE SETTLEMENT OF A DEBT INSTRUMENT THROUGH EXERCISE OF AN EMBEDDED PUT OPTION OR CALL OPTION ("Issue B38") and SFAS 133 Implementation Issue No. B39, EMBEDDED DERIVATIVES: APPLICATION OF PARAGRAPH 13(B) TO CALL OPTIONS THAT ARE EXERCISABLE ONLY BY THE DEBTOR ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's financial statements.

     . Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

      In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's financial statements.

      Effective July 1, 2005, the Company adopted SFAS No. 153, EXCHANGES OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's financial statements.

      In June 2005, the FASB completed its review of EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's financial statements, and has provided the required disclosures.

      In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 will not have a material impact on the Company's financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practice Aid ("TPA"), issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97 ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1"), which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company increased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and VOBA and unearned revenue liability offsets under certain variable annuity contracts by approximately $93 thousand, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $207 thousand including, the cumulative effect of the adoption.

      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's financial statements.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


2.  INVESTMENTS

      FIXED MATURITIES AVAILABLE-FOR-SALE BY SECTOR

      The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and the percentage of the total fixed maturities holdings that each sector represents at:

                                                DECEMBER 31, 2005
                                     ------------------------------------------
                                      COST OR  GROSS UNREALIZED ESTIMATED
                                     AMORTIZED ----------------   FAIR    % OF
                                       COST    GAIN     LOSS      VALUE   TOTAL
                                     ---------  ------  ------  --------- -----
                                                  (IN THOUSANDS)
   U.S. corporate securities         $128,471  $1,411   $1,691  $128,191   58.5%
   Residential mortgage-backed
     securities                        23,507      59      208    23,358   10.6
   Foreign corporate securities        12,414     211       83    12,542    5.7
   U.S. treasury / agency securities   14,598     114        3    14,709    6.7
   Commercial mortgage-backed
     securities                        31,482       -      654    30,828   14.1
   Asset-backed securities              6,982       1       38     6,945    3.2
   Foreign government securities        2,244     278        -     2,522    1.2
                                     --------   ------  ------  --------  -----
       Total fixed maturities        $219,698  $2,074   $2,677  $219,095  100.0%
                                     ========   ======  ======  ========  =====

                                                DECEMBER 31, 2004
                                     ------------------------------------------
                                      COST OR  GROSS UNREALIZED ESTIMATED
                                     AMORTIZED ----------------   FAIR    % OF
                                       COST     GAIN     LOSS     VALUE   TOTAL
                                     ---------  ------  ------  --------- -----
                                                  (IN THOUSANDS)
   U.S. corporate securities         $106,954  $2,899   $  425  $109,428   53.0%
   Residential mortgage-backed
     securities                        23,977     252       33    24,196   11.7
   Foreign corporate securities         6,785     282       12     7,055    3.4
   U.S. treasury / agency securities   31,963      94       58    31,999   15.5
   Commercial mortgage-backed
     securities                        24,593       4      150    24,447   11.8
   Asset-backed securities              9,458      28       37     9,449    4.6
                                     --------   ------  ------  --------  -----
       Total fixed maturities        $203,730  $3,559   $  715  $206,574  100.0%
                                     ========   ======  ======  ========  =====

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $10,213 thousand and $5,668 thousand at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $421 thousand and $311 thousand at December 31, 2005 and 2004, respectively. The Company did not have any non-income producing fixed maturities at December 31, 2005 and 2004.

      The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                  DECEMBER 31,
                                     ---------------------------------------
                                            2005                2004
                                     ------------------- -------------------
                                      COST OR  ESTIMATED  COST OR  ESTIMATED
                                     AMORTIZED   FAIR    AMORTIZED   FAIR
                                       COST      VALUE     COST      VALUE
                                     --------- --------- --------- ---------
                                                 (IN THOUSANDS)
    Due in one year or less          $ 21,417  $ 21,317  $  7,854  $  7,952
    Due after one year through five
      years                            55,223    55,075    93,443    95,035
    Due after five years through ten
      years                            64,144    64,508    39,395    40,316
    Due after ten years                16,943    17,064     5,010     5,179
                                     --------  --------  --------  --------
        Subtotal                      157,727   157,964   145,702   148,482
    Mortgage-backed, commercial
      mortgage-backed and other
      asset-backed securities          61,971    61,131    58,028    58,092
                                     --------  --------  --------  --------
        Total fixed maturities       $219,698  $219,095  $203,730  $206,574
                                     ========  ========  ========  ========

      Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales or disposals of fixed maturities classified as available-for-sale were as follows:

                                        YEARS ENDED DECEMBER 31,
                                       -------------------------
                                         2005     2004     2003
                                       -------  -------  -------
                                             (IN THOUSANDS)
               Proceeds                $91,527  $27,334  $28,913
               Gross investment gains  $    90  $   735  $   868
               Gross investment losses $(1,400) $  (234) $  (228)

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      There were no writedowns for other-than-temporarily impaired available-for-sale fixed maturities during 2005. Gross investment losses above exclude writedowns recorded during 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities of $64 thousand and $1,657 thousand, respectively.

      The Company periodically disposes of fixed maturities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      UNREALIZED LOSSES FOR FIXED MATURITIES AVAILABLE-FOR-SALE

      The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                        DECEMBER 31, 2005
                                  --------------------------------------------------------------
                                                     EQUAL TO OR GREATER THAN
                                  LESS THAN 12 MONTHS       12 MONTHS              TOTAL
                                  -------------------- -------------------- --------------------
                                  ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                    FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                    VALUE      LOSS      VALUE      LOSS      VALUE      LOSS
                                  --------- ---------- --------- ---------- --------- ----------
                                           (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities         $ 43,576    $1,051    $27,148     $640    $ 70,724    $1,691
Residential mortgage-backed
  securities                        19,301       208          -        -      19,301       208
Foreign corporate securities         5,209        64        983       19       6,192        83
U.S. treasury / agency securities    1,289         3          -        -       1,289         3
Commercial mortgage-backed
  securities                        29,861       645        967        9      30,828       654
Asset-backed securities              6,729        38        174        -       6,903        38
                                  --------    ------    -------     ----    --------    ------
   Total fixed maturities         $105,965    $2,009    $29,272     $668    $135,237    $2,677
                                  ========    ======    =======     ====    ========    ======
Total number of securities in an
  unrealized loss position              45                   14                   59
                                  ========              =======             ========

                                                        DECEMBER 31, 2004
                                  --------------------------------------------------------------
                                                     EQUAL TO OR GREATER THAN
                                  LESS THAN 12 MONTHS       12 MONTHS              TOTAL
                                  -------------------- -------------------- --------------------
                                  ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                    FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                    VALUE      LOSS      VALUE      LOSS      VALUE      LOSS
                                  --------- ---------- --------- ---------- --------- ----------
                                           (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities          $43,225     $389     $1,964      $36      $45,189     $425
Residential mortgage-backed
  securities                         6,686       33          -        -        6,686       33
Foreign corporate securities           992       12          -        -          992       12
U.S. treasury / agency securities    6,936       58          -        -        6,936       58
Commercial mortgage-backed
  securities                        20,148      150          -        -       20,148      150
Asset-backed securities              6,178       37          -        -        6,178       37
                                   -------     ----     ------      ---      -------     ----
   Total fixed maturities          $84,165     $679     $1,964      $36      $86,129     $715
                                   =======     ====     ======      ===      =======     ====
Total number of securities in an
  unrealized loss position              39                   1                    40
                                   =======              ======               =======

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AVAILABLE-FOR-SALE

      The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities securities at December 31, 2005 and December 31, 2004, where the estimated fair value had declined and remained below cost or amortized cost by less then 20%, or 20% or more for:

                                                    DECEMBER 31, 2005
                                    ------------------------------------------------------
                                        COST OR      GROSS UNREALIZED    NUMBER OF
                                     AMORTIZED COST       LOSSES         SECURITIES
                                    ---------------- ---------------- --------------------
                                    LESS THAN 20% OR LESS THAN 20% OR LESS THAN   20% OR
                                       20%     MORE     20%     MORE     20%       MORE
                                    --------- ------ --------- ------ ---------   ------
                                       (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
Less than six months                $ 91,162  $    -  $1,579   $    -     39          -
Six months or greater but less than
  nine months                          5,716       -     221        -      1          -
Nine months or greater but less
  than twelve months                  11,096       -     209        -      5          -
Twelve months or greater              29,940       -     668        -     14          -
                                    --------  ------  ------   ------   ----      -----
   Total                            $137,914  $    -  $2,677   $    -     59          -
                                    ========  ======  ======   ======   ====      =====

                                                    DECEMBER 31, 2004
                                    ------------------------------------------------------
                                        COST OR      GROSS UNREALIZED
                                     AMORTIZED COST       LOSSES      NUMBER OF SECURITIES
                                    ---------------- ---------------- --------------------
                                    LESS THAN 20% OR LESS THAN 20% OR LESS THAN   20% OR
                                       20%     MORE     20%     MORE     20%       MORE
                                    --------- ------ --------- ------ ---------   ------
                                       (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
Less than six months                $ 51,618  $    -  $  302   $    -     25          -
Six months or greater but less than
  nine months                         25,087       -     274        -     10          -
Nine months or greater but less
  than twelve months                   8,139       -     103        -      4          -
Twelve months or greater               2,000       -      36        -      1          -
                                    --------  ------  ------   ------   ----      -----
   Total                            $ 86,844  $    -  $  715   $    -     40          -
                                    ========  ======  ======   ======   ====      =====

      As of December 31, 2005, $2,677 thousand of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $715 thousand of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

      As of December 31, 2005 and 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

      MORTGAGE LOANS ON REAL ESTATE

      The Company had commercial mortgage loans on real estate of $9,560 thousand and $10,298 thousand at December 31, 2005 and 2004, respectively.

      Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2005, approximately 51%, 20%, and 10% of the properties were located in California, Puerto Rico, and Texas, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

      There were no valuation allowances on mortgage loans on real estate as of December 31, 2005 and 2004. There were no impaired or restructured mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003. There were no mortgage loans on real estate with scheduled payments of 60 days or more past due or in foreclosure at December 31, 2005 and 2004.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                           YEARS ENDED DECEMBER 31,
                                           -----------------------
                                             2005     2004    2003
                                           -------   ------  ------
                                               (IN THOUSANDS)
             Fixed maturities              $10,329   $8,600  $9,252
             Mortgage loans on real estate     523      451     271
             Policy loans                       98       90      60
             Cash and cash equivalents         277      106     186
             Other                             (25)     (30)      -
                                           -------   ------  ------
                 Total                      11,202    9,217   9,769
             Less: Investment expenses          10       16      14
                                           -------   ------  ------
                 Net investment income     $11,192   $9,201  $9,755
                                           =======   ======  ======

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses) were as follows:

                                              YEARS ENDED DECEMBER 31,
                                              ----------------------
                                                2005    2004    2003
                                              -------   ----  -------
                                                  (IN THOUSANDS)
          Fixed maturities                    $(1,310)  $437  $(1,017)
          Mortgage loans on real estate            13    (40)       -
          Other                                   (21)     -        -
                                              -------   ----  -------
              Net investment gains (losses)   $(1,318)  $397  $(1,017)
                                              =======   ====  =======

      NET UNREALIZED INVESTMENT GAINS (LOSSES)

      The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                    2005    2004     2003
                                                   -----  -------  -------
                                                        (IN THOUSANDS)
    Fixed maturities                               $(603) $ 2,844  $ 2,481
    Other invested assets                            (73)     (73)     (73)
                                                   -----  -------  -------
        Total                                       (676)   2,771    2,408
                                                   -----  -------  -------
    Amounts related to:
        DAC and VOBA                                  21   (1,197)  (1,150)
    Deferred income taxes                            229     (551)    (440)
                                                   -----  -------  -------
        Total                                        250   (1,748)  (1,590)
                                                   -----  -------  -------
        Net unrealized investment gains (losses)   $(426) $ 1,023  $   818
                                                   =====  =======  =======

      The changes in net unrealized investment gains (losses) were as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                     ------------------------
                                                       2005    2004     2003
                                                     -------  ------  -------
                                                          (IN THOUSANDS)
  Balance, beginning of year                         $ 1,023  $  818  $   994
  Unrealized gains (losses) during the year           (3,447)    363   (2,898)
  Unrealized gains (losses) relating to:
      DAC and VOBA                                     1,218     (47)   2,627
  Deferred income taxes                                  780    (111)      95
                                                     -------  ------  -------
  Balance, end of year                               $  (426) $1,023  $   818
                                                     =======  ======  =======
  Net change in unrealized investment gains (losses) $(1,449) $  205  $  (176)
                                                     =======  ======  =======

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


3.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                                DEFERRED
                                                 POLICY    VALUE OF
                                               ACQUISITION BUSINESS
                                                  COSTS    ACQUIRED  TOTAL
                                               ----------- -------- -------
                                                      (IN THOUSANDS)
    Balance at January 1, 2003                   $14,776   $11,423  $26,199
      Capitalizations                             11,719         -   11,719
                                                 -------   -------  -------
            Total                                 26,495    11,423   37,918
                                                 -------   -------  -------
      Less amortization related to:
        Net investment gains (losses)               (144)     (101)    (245)
        Unrealized investment gains (losses)        (931)   (1,696)  (2,627)
        Other expenses                             1,273     1,120    2,393
                                                 -------   -------  -------
            Total amortization                       198      (677)    (479)
                                                 -------   -------  -------
    Balance at December 31, 2003                  26,297    12,100   38,397
      Capitalizations                              9,066         -    9,066
                                                 -------   -------  -------
            Total                                 35,363    12,100   47,463
                                                 -------   -------  -------
      Less amortization related to:
        Net investment gains (losses)                 43        30       73
        Unrealized investment gains (losses)         (34)       81       47
        Other expenses                             2,794       116    2,910
                                                 -------   -------  -------
            Total amortization                     2,803       227    3,030
                                                 -------   -------  -------
      Less dispositions and other                    (22)        -      (22)
                                                 -------   -------  -------
    Balance at December 31, 2004                  32,538    11,873   44,411
      Capitalizations                              8,306         -    8,306
                                                 -------   -------  -------
            Total                                 40,844    11,873   52,717
                                                 -------   -------  -------
      Less amortization related to:
        Net investment gains (losses)               (112)      (79)    (191)
        Unrealized investment gains (losses)        (591)     (627)  (1,218)
        Other expenses                               478       739    1,217
                                                 -------   -------  -------
            Total amortization                      (225)       33     (192)
                                                 -------   -------  -------
    Balance at December 31, 2005                 $41,069   $11,840  $52,909
                                                 =======   =======  =======

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $865 thousand in 2006, $922 thousand in 2007, $933 thousand in 2008, $923 thousand in 2009, and $914 thousand in 2010.

      Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      In the normal course of business the Company reviews and updates the assumptions used in establishing DAC and VOBA amortization. During 2005, the Company revised its assumptions to include the impact of variable annuity rider fees. As a result of the updated assumption, the Company re-estimated the amortization since inception and recorded a benefit of $800 thousand, before income tax, causing a decrease in amortization related to other expenses for the year ended December 31, 2005. During 2004 the Company updated significant parts of the underlying assumptions used to establish DAC and VOBA amortization. As a result of the updated assumption, the Company re-estimated the amortization since inception and recorded a charge of $1,000 thousand, before income tax, causing an increase in amortization related to other expenses for the year ended December 31, 2004.

      The events described above that impacted DAC and VOBA amortization had a similar impact on the amortization of sales inducements. For the year ended December 31, 2005, the Company recorded a benefit of $100 thousand, before income tax, causing a decrease in amortization. For the year ended December 31, 2004, the Company recorded a charge of $100 thousand, before income tax, causing an increase in amortization.

      SALES INDUCEMENTS

      Changes in deferred sales inducements, which are reported within other assets in the balance sheet, are as follows:

                                        YEARS ENDED DECEMBER 31,
                                        ----------------------
                                           2005         2004
                                        ----------   ----------
                                            (IN THOUSANDS)
                 Balance at January 1   $    6,092   $    4,686
                 Capitalization              2,197        1,832
                 Amortization                 (176)        (426)
                                        ----------   ----------
                 Balance at December 31 $    8,113   $    6,092
                                        ==========   ==========

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

      The Company had the following types of guarantees relating to annuity contracts at:

                                                     DECEMBER 31,
                              --------------------------------------------------------
                                          2005                          2004
                              --------------------------    --------------------------
                                  IN THE          AT            IN THE          AT
                              EVENT OF DEATH ANNUITIZATION  EVENT OF DEATH ANNUITIZATION
                              -------------- -------------  -------------- -------------
                                                    (IN THOUSANDS)
Return of Net Deposits
Account value                   $ 160,164            N/A      $  98,041            N/A
Net amount at risk              $      51(1)         N/A      $     131(1)         N/A
Average attained age of
  contractholders                63 years            N/A       62 years            N/A
Anniversary Contract Value or
  Minimum Return
Account value                   $ 567,426      $ 418,646      $ 487,839      $ 337,793
Net amount at risk              $   6,886(1)   $   2,562(2)   $   6,411(1)   $   1,628(2)
Average attained age of
  contractholders                63 years       60 years       63 years       59 years

      --
      (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

      (2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

      The Company has guaranteed death and annuitization benefit liabilities on its annuity contracts of $1,800 thousand and $1,100 thousand, at December 31, 2005 and 2004, respectively. The Company reinsures 100% of this liability with an affiliate and has corresponding recoverables from reinsurers

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      for the same amounts. Therefore, the Company has no net liability at December 31, 2005 and December 31, 2004.

      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                            DECEMBER 31,
                                          -----------------
                                            2005     2004
                                          -------- --------
                                           (IN THOUSANDS)
                    Mutual Fund Groupings
                        Equity            $491,468 $359,473
                        Bond                43,929   47,162
                        Balanced            34,891   31,910
                        Money Market         9,075    8,117
                        Specialty            7,512    7,084
                                          -------- --------
                            Total         $586,875 $453,746
                                          ======== ========

      SEPARATE ACCOUNTS

      Separate account assets and liabilities include pass-through separate accounts totaling $715,974 thousand and $598,459 thousand at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk.

      Fees charged to the separate accounts by the Company (primarily including policy administration fees and investment management fees) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $8,920 thousand, $7,719 thousand and $5,315 thousand for the years ended December 31, 2005, 2004 and 2003, respectively.

      For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

4.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2002, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      basis for risks of specific characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

      In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company currently reinsures 100% of its new production of riders containing benefit guarantees related to variable annuities to an affiliate.

      The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The amounts in the statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            ----------------------
                                                              2005     2004    2003
                                                            -------   ------  -----
                                                                (IN THOUSANDS)
Direct premiums earned                                      $12,388   $1,827  $ 417
Reinsurance ceded                                               (79)    (105)  (455)
                                                            -------   ------  -----
Net premiums earned                                         $12,309   $1,722  $ (38)
                                                            =======   ======  =====
Reinsurance recoveries netted against policyholder benefits $   128   $   56  $   -
                                                            =======   ======  =====

      Written premiums are not materially different than earned premiums presented in the preceding table.

      Reinsurance recoverables, included in premiums and other receivables, were $130 thousand and $82 thousand at December 31, 2005 and 2004, respectively. The Company had no reinsurance recoverables, included in other receivables, at December 31, 2003.

5.  INCOME TAXES

      The provision for income taxes was as follows:

                                           YEARS ENDED DECEMBER 31,
                                           -----------------------
                                            2005    2004    2003
                                           ------  ------  ------
                                              (IN THOUSANDS)
                Current:
                    Federal                $1,706  $  507  $ (840)
                Deferred:
                    Federal                 1,653   1,943   1,696
                                           ------  ------  ------
                Provision for income taxes $3,359  $2,450  $  856
                                           ======  ======  ======

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported were as follows:

                                               YEARS ENDED DECEMBER 31,
                                               ----------------------
                                                2005     2004    2003
                                               ------   ------  ------
                                                   (IN THOUSANDS)
         Tax provision at U.S. statutory rate  $3,865   $2,844  $1,018
         Tax effect of:
             Tax preferred investment income     (560)    (375)   (162)
             Other, net                            54      (19)      -
                                               ------   ------  ------
             Provision for income taxes        $3,359   $2,450  $  856
                                               ======   ======  ======

      Deferred income taxes represent the tax effect of the differences between the book and the tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                       DECEMBER 31,
                                                     ----------------
                                                       2005     2004
                                                     -------  -------
                                                      (IN THOUSANDS)
         Deferred income tax assets:
         Liability for future policy benefits        $ 8,254  $ 7,218
         Tax basis of intangible assets purchased        241      311
         Investments                                   1,078      675
         Net unrealized investment losses                229        -
         Loss and credit carryforwards                   724      447
                                                     -------  -------
             Total deferred income tax assets         10,526    8,651
                                                     -------  -------
         Deferred income tax liabilities:
         Deferred policy acquisition costs            16,247   13,160
         Net unrealized investment gains                   -      551
         Other, net                                    1,063      852
                                                     -------  -------
             Total deferred income tax liabilities    17,310   14,563
                                                     -------  -------
         Net deferred income tax liability           $(6,784) $(5,912)
                                                     =======  =======

      The Company has capital loss carryforwards of $2,067 thousand at December 31, 2005 which will expire between 2006 and 2010. A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

      All years through and including 2001 are closed and no longer subject to Internal Revenue Service audit. The years 2002 and forward are open and subject to audit. The Company believes that any

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      adjustment that might be required for open years will not have a material effect on the Company's financial statements.

      The Company joins MLIIC's includible affiliates in filing a consolidated federal income tax return. The consolidating companies have executed a tax allocation agreement. Pursuant to the tax allocation agreement, the amounts due to (from) affiliates are $1,956 thousand in 2005 and ($1,833) thousand in 2004.

6.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

      CONTINGENCIES

      LITIGATION

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife, the ultimate parent of the Company, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information regarding and relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. MetLife has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on MetLife asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on MetLife seeking, among other things, copies of materials produced in response to the subpoenas discussed above. MetLife has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on MetLife seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      has requested documents from MetLife regarding a broker and certain Ohio public entity groups. Other insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker compensation. MetLife continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. MetLife is continuing to conduct an internal review of its commission payment practices. It is possible that additional requests for information and/or investigations may be commenced.

      Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular or annual periods.

      INSOLVENCY ASSESSMENTS

      Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated $8 thousand. The Company maintained a liability of $1,200 thousand at December 31, 2005 for future assessments in respect of currently impaired, insolvent or failed insurers. The Company did not maintain an asset for premium tax offset at December 31, 2005.

      In the past five years, none of the aggregate assessments levied against MetLife's insurance subsidiaries has been material. The Company has established liabilities for guaranty fund assessments

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

      GUARANTEES

      In the course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may provide indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

      In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

      The Company's recorded liability at December 31, 2005 and 2004 for indemnities, guarantees and commitments is insignificant.

7.  EQUITY

      DIVIDEND RESTRICTIONS

      Dividends from statutory earned surplus can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner. The Company has negative earned surplus and as such, no dividends are permissible in 2006 without prior approval of the insurance commissioner.

      The Company did not receive a cash capital contribution for the year ended 2005. The Company received cash capital contributions of $25,000 thousand and $11,000 thousand from MLIIC for the years ended 2004 and 2003, respectively.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      STATUTORY EQUITY AND INCOME

      The Company's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum risk-based capital requirements for all periods presented herein.

      The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The California State Department of Insurance (the "Department") has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in California. The impact of adoption did not materially impact statutory capital and surplus. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

      Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

      Statutory net income (loss) of the Company, a California domiciled insurer, was $3,629 thousand, ($5,094) thousand and ($437) thousand for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $43,185 thousand and $40,928 thousand at December 31, 2005 and 2004, respectively.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                               2005    2004     2003
                                                             -------  ------  -------
                                                                  (IN THOUSANDS)
Holding losses on investments arising during the year        $(5,537) $ (277) $(4,672)
Income tax effect of holding losses                            1,938      97    1,635
Reclassification adjustments:
    Recognized holding (gains) losses included in current
      year income                                              1,006    (596)     784
    Amortization of premium and accretion of discounts
      associated with investments                              1,084   1,236      990
    Income tax effect                                           (732)   (224)    (621)
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts                                1,218     (47)   2,627
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts                                    (426)     16     (919)
                                                             -------  ------  -------
Net unrealized investment gains (losses)                     $(1,449) $  205  $  (176)
                                                             =======  ======  =======

8.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                          YEARS ENDED DECEMBER 31,
                                         --------------------------
                                           2005     2004     2003
                                         -------  -------  --------
                                               (IN THOUSANDS)
           Compensation                  $   119  $   139  $    221
           Commissions                     9,652    9,440    11,959
           Interest and debt issue costs       -        2       107
           Amortization of DAC and VOBA    1,026    2,983     2,148
           Capitalization of DAC          (8,306)  (9,066)  (11,719)
           Other                           1,151      336       607
                                         -------  -------  --------
               Total other expenses      $ 3,642  $ 3,834  $  3,323
                                         =======  =======  ========

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


9.  FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                              CARRYING ESTIMATED
                                               VALUE   FAIR VALUE
              DECEMBER 31, 2005               -------- ----------
                                                (IN THOUSANDS)
              ASSETS:
                Fixed maturities              $219,095  $219,095
                Mortgage loans on real estate $  9,560  $  9,442
                Policy loans                  $  1,324  $  1,324
                Cash and cash equivalents     $    354  $    354
              LIABILITIES:
                Policyholder account balances $172,756  $165,560

                                              CARRYING ESTIMATED
                                               VALUE   FAIR VALUE
              DECEMBER 31, 2004               -------- ----------
                                                (IN THOUSANDS)
              ASSETS:
                Fixed maturities              $206,574  $206,574
                Mortgage loans on real estate $ 10,298  $  9,618
                Policy loans                  $  1,199  $  1,199
                Cash and cash equivalents     $  4,626  $  4,626
              LIABILITIES:
                Policyholder account balances $177,951  $169,907

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

      FIXED MATURITIES

      The fair value of fixed maturities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


      MORTGAGE LOANS ON REAL ESTATE

      Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

      POLICY LOANS

      The carrying values for policy loans approximate fair value.

      CASH AND CASH EQUIVALENTS

      The carrying values for cash and cash equivalents approximated fair values due to the short-term maturities of these instruments.

      POLICYHOLDER ACCOUNT BALANCES

      The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

10. RELATED PARTY TRANSACTIONS

      The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for 2005, 2004 and 2003. Metropolitan Life Insurance Company provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. MetLife Investors Group, Inc. ("MLIG") and MetLife Investors Distribution Company provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2005, 2004 and 2003 by the Company were $789 thousand, $249 thousand and $548 thousand, respectively.

      At December 31, 2005 and 2004, amounts due from affiliates were approximately $ 2,250 thousand and $2,296 thousand, respectively.

      Since the Company is a member of a controlled group of affiliate companies its results may not be indicative of those of a stand alone entity.

      On September 10, 2002, the Company's Board of Directors approved an Agreement and Plan of Merger (the "Agreement") providing for the merger of the Company with and into MLIIC, with MLIIC being the surviving corporation of the merger. The merger was subject to receipt of required

                  METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                    (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                     NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

      authorities by MLIIC in California and to regulatory approvals. MLIIC has received the required authorities. It is now proposed that the merger will occur in the fourth quarter of 2006 subject to regulatory approvals and resolution of transitional issues.

      In the normal course of business, the Company transfers invested assets, consisting of fixed maturity securities, to and from affiliates. The Company did not transfer assets for the years ended December 31, 2005 and 2004. The realized capital gains (losses) recognized on transfers were $155 thousand for the year ended December 31, 2003. The Company purchased assets from affiliates with a fair market value of $3,598 thousand and $0 for the years ended December 31, 2005 and 2004, respectively.

                                    PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.     Financial Statements
       ------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part
       B hereof:


1.     Report of Independent Registered Public Accounting Firm.


2.     Statement of Assets and Liabilities as of December 31, 2005.

3.     Statement of Operations for the year ended December 31, 2005.

4. Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004.


5.     Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.     Report of Independent Auditors.


2.     Balance Sheets as of December 31, 2005 and 2004.

3.     Statements of Income for the years ended December 31, 2005, 2004 and
2003.

4. Statements of Stockholder's Equity for the years ended December 31, 2005, 2004 and 2003.

5.     Statements of Cash Flows for the years ended December 31, 2005, 2004 and
2003.


6.     Notes to Financial Statements.

b.     Exhibits
       ------------------------------------------------------------------------

1.   (i)     Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (adopted March 24, 1992 and certified October 7, 1997)(1)

  (ii) Revised and Restated Resolutions of Board of Directors (adopted June 11, 2004)(13)

2.     Not Applicable.


3.   (i)  Principal Underwriter's and Selling Agreement (effective January 1,
 2001)(13)

  (ii) Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(13)

  (iii)      Form of Retail Sales Agreement (MLIDC 7-1-05 (LC)(18)


4.   (i)
     Individual Flexible Purchase Payment Deferred Variable Annuity Contract(6)

  (ii)      Enhanced Dollar Cost Averaging Rider(6)

  (iii)      Three Month Market Entry Rider(6)

  (iv)      Death Benefit Rider - (Principal Protection)(6)

  (v)      Death Benefit Rider - (Compounded-Plus)(6)

  (vi)      Death Benefit Rider - (Annual Step-Up)(6)

  (vii)      Guaranteed Minimum Income Benefit Rider - (Living Benefit)(6)

  (viii)      Additional Death Benefit Rider - (Earnings Preservation
Benefit)(6)

  (ix) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(6)

  (x)      Terminal Illness Rider(6)

  (xi)      Individual Retirement Annuity Endorsement(6)

  (xii)      Roth Individual Retirement Annuity Endorsement(6)

  (xiii)      401 Plan Endorsement(6)

  (xiv)      Tax Sheltered Annuity Endorsement(6)

  (xv)      Unisex Annuity Rates Rider(6)

  (xvi) Endorsement (Name Change effective February 5, 2001. Metlife Investors Insurance Company of California; Predecessor: Cova Financial Life Insurance Company)(8)

  (xvii) Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(10)

  (xviii)      Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLI-690-1
(7/04)(13)

  (xix)      Form of Contract Schedule [Class AA, B, C, L, VA or XC] 9028-2
(7/04)(13)

  (xx)      Individual Retirement Annuity Endorsement 9023.1 (9/02)(13)

  (xxi)      Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)(13)

  (xxii)      401(a)/403(a) Plan Endorsement 9025.1 (9/02)(13)

  (xxiii)      Tax Sheltered Annuity Endorsement 9026.1 (9/02)(13)

  (xxiv)      Simple Individual Retirement Annuity Endorsement 9276 (9/02)(13)

  (xxv)      Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB
III) 9018-2(5/05) (14)

  (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 9013-1 (5/05) (14)

  (xxvii)      Form of Three Month Market Entry Rider 9014-1 (5/05) (14)

  (xxviii)      Form of Contract Schedule (GMIB Plus or GMIB III) 9028-3 (5/05)
(14)

  (xxix)      Guaranteed Withdrawal Benefit Rider MLIC-690-2 (11/05) (15)

  (xxx) Form of Contract Schedule [Class AA, B, C, L, VA or XC] 9028-4 (11/05) (16)

  (xxxi)      Guaranteed Minimum Accumulation Benefit Rider - Living Benefit
(GMAB) MLIC-607-1 (11/05) (15)

  (xxxii)      Guaranteed Withdrawal Benefit Endorsement MLIC-GWB (11/05)-E
(15)


  (xxxiii)      Designated Beneficiary Non-Qualifed Annuity Endorsement
MLIC-NQ-1 (11/05)-I (16)

  (xxxiv)      Lifetime Guaranteed Withdrawal Benefit Rider (MLIC-690-3 (6/06)
(18)

  (xxxv)      Form of Contract Schedule 9028-5 (6/06) (18)


5.   (i)     Form of Variable Annuity Application(6)

  (ii) Form of Variable Annuity Application [Classes AA, B, C, L, VA and XC] 9029 (7/04) APPVA - 504 VACA(13)

  (iii) Form of Variable Annuity Application [Class VA] 9029 (1/05) APPVA105VACA(14)


  (iv)      Form of Variable Annuity Application [Class VA] 9029 (4/05)(15)

  (v) Form of Variable Annuity Application (Class VA) 9029 (1/06) APPVAVACA 606 (18)


6.   (i)     Copy of Articles of Incorporation of the Company(2)

  (ii)      Copy of the Bylaws of the Company(2)

7. Automatic Reinsurance Agreement between MetLife Investors Insurance Company of California and Exeter Reassurance Company, Ltd.(9)

8.   (i)     Participation Agreement Among Met Investors Series Trust, Met
        Investors Advisory Corp., Met Distribution Company and Met Investors Insurance Company of California (February 12, 2001)(9)

  (ii) First Amendment to Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and Met Investors Insurance Company of California (September 14, 2001 to 2/12/
       01)(9)

  (iii) Form of Participation Agreement among Metropolitan Series Fund, Inc. Metropolitan Life Insurance Company and MetLife Investors Insurance Company of California (May 1, 2000)(12)

  (iv) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan Life Insurance Company and MetLife Investors Insurance Company of California (effective July 1, 2004) (17)


  (v) Amended and Restated Net Worth Maintenance Agreement (effective December 16, 2004) (18)


9.   (i)     Opinion and Consent of Counsel(11)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

11.     Not Applicable.

12.     Not Applicable.

13.   (i)     Powers of Attorney for Michael K. Farrell, James P. Bossert,
        Susan A. Buffum, Michael R. Fanning, Hugh C. McHaffie, Richard C. Pearson, Elizabeth M. Forget, George Foulke and Jeffrey A. Tupper. (11)

  (ii)      Power of Attorney for Matthew K. Wessel.(15)

(1) incorporated herein by reference to Cova Variable Life Account Five's Initial Registration Statement on Form S-6 (File No. 333-37559) as filed electronically on October 9, 1997.

(2) incorporated herein by reference to Cova Variable Annuity Account Five's Pre-Effective Amendment No. 1 to Form N-4/A (File No. 333-34817 and 811-07060) as filed electronically on November 19, 1997.

(3) incorporated herein by reference to Cova Variable Annuity Account Five's Post-Effective Amendment No. 1 to Form N-4/A (File No. 333-34817 and 811-07060) as filed electronically on February 11, 1998.

(4) incorporated herein by reference to Cora Variable Annuity Account Five's Post Effective Amendment No. 6 to Form N-4 (File Nos. 033-50174 and 811-07060) as filed electronically on April 29, 1998.

(5) incorporated herein by reference to Cora Variable Annuity Account Five's Post-Effective Amendment No. 9 to Form N-4 (File Nos. 033-50174 and 811-7060) as filed electronically on April 29, 1999.

(6) incorporated herein by reference to Registrant's N-4 (File Nos. 333-54016 and 811-7060) as filed electronically January 19, 2001.

(7) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on March 6, 2001.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on May 1, 2001.

(9) incorporated herein by reference to Registrant's Post Effective Amendment No. 5 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on May 1, 2003.

(10) incorporated herein by reference to MetLife Investors USA Separate Account A Post-Effective Amendment No. 5 to Form N-4 (File Nos. 333-54464 and 811-03365) as filed electronically on April 27, 2004.

(11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on April 28, 2004.

(12) incorporated herein by reference to Cova Variable Life Account Five's Pre-Effective Amendment No. 1 to Form S-6/A (File No. 333-69852) as filed electronically on December 20, 2001.

(13) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on July 19, 2004.

(14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on April 27, 2005.

(15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on July 13, 2005.

(16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on September 9, 2005.

(17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on October 7, 2005.


(18)incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-54016 and 811-07060) as filed electronically on April 21, 2006.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------------
Michael K. Farrell                      Chairman of the Board, President,
5 Park Plaza, Suite 1900                Chief Executive Officer and Director
Irvine, CA 92614
Susan A. Buffum                         Director
334 Madison Avenue
Convent Station, NJ 07961
James P. Bossert                        Executive Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614
Matthew K. Wessel                       Vice President and Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807
Michael R. Fanning                      Director
501 Boylston Street
Boston, MA 02116
Elizabeth M. Forget                     Director
260 Madison Avenue
New York, NY 10016
George Foulke                           Director
501 Route 22
Bridgewater, NJ 08807
Hugh C. McHaffie                        Executive Vice President and Director
501 Boylston Street
Boston, MA 02116
Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West DesMoines, IA 50266
Richard C. Pearson                      Executive Vice President,
5 Park Plaza, Suite 1900                General Counsel, Secretary and Director
Irvine, CA 92614
Helayne F. Klier                        Executive Vice President
260 Madison Avenue
New York, NY 10016
Jeffrey A. Tupper                       Assistant Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614
Kenneth J. Eiger                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614
Betty Davis                             Vice President
1125 - 17th Street
Denver, CO 80202
Brian C. Kiel                           Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807
Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------
Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08907
Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116
Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614
Leonard M. Bakal                        Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Roberto Baron                           Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Garth A. Bernard                        Vice President
501 Boylston Street
Boston, MA 02116
Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116
Bennett D. Klienberg                    Vice President
185 Asylum Street
Hartford, CT 06103
Lisa S. Kuklinski                       Vice President
260 Madison Avenue
New York, NY 10016
Henryk Sulikowski, Jr.                  Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson                   Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


     The Registrant is a separate account of MetLife Investors Insurance Company of California under California insurance law. MetLife Investors Insurance Company of California is a wholly-owned direct subsidiary of MetLife Investors Insurance Company which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of January 31, 2006, there were 91 qualified contract owners and 126 non-qualified contract owners of Class C contracts.


ITEM 28. INDEMNIFICATION

     The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in

MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

     The Bylaws of the Company (Article V, Section 9) provide that:

     This corporation shall indemnify, to the fullest extent allowed by California law, its present and former directors and officers against expenses, judgments, fines, settlements, and other amounts incurred in connection with any proceeding or threatened proceeding brought against such directors or officer in their capacity as such. Such indemnification shall be made in accordance with procedures set forth by California law. Sums for expenses incurred in defending any such proceeding may also be advanced to any such director or officer to the extent and under the conditions provided by California law.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


    Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Life Account Five
       MetLife Investors Variable Life Account One
       First MetLife Investors Variable Annuity Account One
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Tweny-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       Separate Account A of Paragon Life
       Separate Account B of Paragon Life
       Separate Account C of Paragon Life
       Separate Account D of Paragon Life

  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------
Michael K. Farrell                      Director
5 Park Plaza
Suite 1900
Irvine, CA 92614
Craig W. Markham                        Director
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -----------------------------------------------------------------
Paul Sylvester                          President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016
Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614
Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614
Timothy A. Spangenberg                  Executive Vice President and Chief Financial Officer
13045 Tesson Ferry Road
St. Louis, MO 63128
Leslie Sutherland                       Senior Vice President, Channel Head-Broker Dealers
1 MetLife Plaza
Long Island City, NY 11101
Edward C. Wilson                        Senior Vice President, Channel Head-Wirehouse
5 Park Plaza
Suite 1900
Irvine, CA 92614
Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962
Curtis Wohlers                          Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Louis P. Digiacomo                      Senior Vice President, Channel Head-Independent Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Andrew Aiello                           Senior Vice President, Channel Head-National Account Channel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Anthony J. Williamson                   Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Anthony J. Dufault                      Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------
Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
James R. Fitzpatrick                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paulina Vakouros                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Craig W. Markham                        Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
Charles M. Deuth                        Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------
 MetLife Investors Distribution Company   $   7,896,011     $     0         $    0        $    0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant

     (b) Metlife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

     (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
    02110

     (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

     (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

     (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607

     (g) MetLife, 501 Boylston Street, Boston, MA 02116

     (h) MetLife, 200 Park Avenue, New York, NY 10166

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company of California ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                REPRESENTATIONS

     The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Irvine and State of California on this 17th day of April 2006.




   MetLife Investors Variable Annuity Account Five
   (Registrant)
   By:   MetLife Investors Insurance Company of California
   By:   /s/ Michael K. Farrell
         ----------------------------------------
         Michael K. Farrell
         President and Chief Executive Officer
   MetLife Investors Insurance Company of California
   (Depositor)
   By:   /s/ Michael K. Farrell
         ----------------------------------------
         Michael K. Farrell
         President and Chief Executive Officer



     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 17, 2006 .




/s/ Michael K. Farrell*
--------------------------------   Chairman of the Board, Chief Executive Officer,
Michael K. Farrell                 President and Director
/s/ James P. Bossert*              Executive Vice President and Director
--------------------------------
James P. Bossert
/s/ Matthew K. Wessel*             Vice President and Chief Financial Officer
--------------------------------
                                   (Principal Accounting Officer)
Matthew K. Wessel
/s/ Susan A. Buffum*               Director
--------------------------------
Susan A. Buffum
/s/ Michael R. Fanning*            Director
--------------------------------
Michael R. Fanning
/s/ Elizabeth M. Forget*           Director
--------------------------------
Elizabeth M. Forget
/s/ George Foulke*                 Director
--------------------------------
George Foulke
/s/ Hugh C. McHaffie*              Director
--------------------------------
Hugh C. McHaffie
/s/ Richard C. Pearson*            Director
--------------------------------
Richard C. Pearson
/s/ Jeffrey A. Tupper*             Director
--------------------------------
Jeffrey A. Tupper




   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 17, 2006


* MetLife Investors Insurance Company of California. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54016/811-07060) filed as Exhibit 13 on April 28, 2004, except for Matthew K. Wessel whose power of attorney is incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-54016 and 811-07060) filed as Exhibit 13(ii) on July 13, 2005.

                               INDEX TO EXHIBITS

10     Consent of Independent Registered Public Accounting Firm (Deloitte &
Touche LLP)